UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07589
The Hartford Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)
Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)
Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a) The Semi-Annual Shareholder Reports for each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Small Cap Value Fund, The Hartford Small Company Fund, The Hartford Balanced Income Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund (as of May 1, 2025, the Hartford Moderately Aggressive Allocation Fund), Hartford Moderate Allocation Fund, Hartford Multi-Asset Income Fund and Hartford Real Asset Fund are filed herewith.
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class A/ITHAX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50*	1.04%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class C/HCACX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$89*	1.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCACX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class I/ITHIX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38*	0.79%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class R3/ITHRX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$68*	1.41%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class R4/ITHSX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$54*	1.11%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class R5/ITHTX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39*	0.81%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class R6/ITHVX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34*	0.70%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITHVX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class Y/HCAYX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCAYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Capital Appreciation Fund
Class F/HCAFX
This semi-annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34*	0.70%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,577,245,066
Total number of portfolio holdings (excluding derivatives, if any)	143
Portfolio turnover rate	52%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.6%
Financials	18.9%
Health Care	9.9%
Consumer Discretionary	9.2%
Communication Services	9.1%
Industrials	7.5%
Consumer Staples	5.1%
Energy	2.9%
Materials	2.9%
Real Estate	2.8%
Utilities	2.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCAFX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class A/HAIAX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.70%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAIAX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class C/HGICX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$72	1.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGICX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class I/HGIIX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIIX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class R3/HGIRX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$53	1.07%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIRX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class R4/HGISX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$36	0.74%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGISX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class R5/HGITX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$23	0.47%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGITX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class R6/HAITX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$18	0.36%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAITX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class Y/HGIYX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$22	0.45%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIYX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Core Equity Fund
Class F/HGIFX
This semi-annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$9,937,078,006
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	16%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.0%
Financials	12.7%
Health Care	11.5%
Consumer Discretionary	9.5%
Communication Services	9.0%
Industrials	8.5%
Consumer Staples	7.0%
Utilities	3.5%
Energy	3.0%
Materials	2.9%
Real Estate	2.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGIFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class A/IHGIX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$46	0.95%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHGIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class C/HDGCX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.74%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class I/HDGIX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36	0.73%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class R3/HDGRX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$65	1.33%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class R4/HDGSX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50	1.03%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class R5/HDGTX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$36	0.74%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class R6/HDGVX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.63%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGVX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class Y/HDGYX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$36	0.73%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Dividend and Growth Fund
Class F/HDGFX
This semi-annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$30	0.62%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$17,001,864,150
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	26%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.1%
Information Technology	17.7%
Health Care	15.0%
Industrials	10.6%
Energy	6.7%
Communication Services	6.2%
Utilities	6.1%
Consumer Staples	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	2.4%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1)%
Total*	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class A/HQIAX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	0.97%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class C/HQICX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQICX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class I/HQIIX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$37	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class R3/HQIRX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$67	1.36%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class R4/HQISX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$52	1.06%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQISX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class R5/HQITX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$37	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQITX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class R6/HQIVX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$32	0.65%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIVX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class Y/HQIYX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$37	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Equity Income Fund
Class F/HQIFX
This semi-annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$32	0.65%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,784,317,149
Total number of portfolio holdings (excluding derivatives, if any)	71
Portfolio turnover rate	24%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	17.9%
Health Care	15.6%
Industrials	13.4%
Energy	9.5%
Consumer Staples	9.4%
Utilities	8.4%
Information Technology	8.2%
Real Estate	6.2%
Materials	4.6%
Consumer Discretionary	2.8%
Communication Services	0.9%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHQIFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class A/HGHAX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63	1.31%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class C/HGHCX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101	2.12%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class I/HGHIX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50	1.05%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class R3/HGHRX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$79	1.65%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class R4/HGHSX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$64	1.34%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class R5/HGHTX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$51	1.06%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class R6/HGHVX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$45	0.94%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHVX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class Y/HGHYX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$50	1.05%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Healthcare Fund
Class F/HGHFX
This semi-annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45	0.94%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$861,313,196
Total number of portfolio holdings (excluding derivatives, if any)	96
Portfolio turnover rate	18%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	29.4%
Health Care Providers & Services	24.2%
Biotechnology	20.8%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	7.9%
Health Care Technology	0.3%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGHFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class A/HFMCX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.13%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class C/HMDCX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.92%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMDCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class I/HFMIX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$42	0.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class R3/HFMRX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71	1.48%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class R4/HFMSX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$57	1.18%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class R5/HFMTX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class R6/HFMVX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.76%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFMVX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class Y/HMDYX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMDYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Fund
Class F/HMDFX
This semi-annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.76%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$4,361,351,254
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	42%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.6%
Industrials	20.0%
Consumer Discretionary	14.8%
Financials	13.8%
Health Care	10.3%
Energy	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Communication Services	1.2%
Real Estate	0.6%
Materials	0.4%
Short-Term Investments	0.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMDFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class A/HMVAX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.13%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class C/HMVCX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.96%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class I/HMVJX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.85%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVJX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class R3/HMVRX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.47%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class R4/HMVSX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.17%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class R5/HMVTX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.86%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class R6/HMVUX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVUX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class Y/HMVYX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$41	0.86%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford MidCap Value Fund
Class F/HMVFX
This semi-annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$36	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,048,561,539
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	138%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.4%
Financials	19.3%
Health Care	9.4%
Real Estate	9.0%
Utilities	8.7%
Consumer Discretionary	8.6%
Energy	6.3%
Materials	5.9%
Information Technology	5.3%
Consumer Staples	5.1%
Communication Services	1.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHMVFX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class A/HSMAX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60*	1.28%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMAX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class C/HTSCX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96*	2.05%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHTSCX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class I/HSEIX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSEIX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class R3/HSMRX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$71*	1.50%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMRX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class R4/HSMSX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$56*	1.20%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMSX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class R5/HSMTX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMTX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class R6/HSMVX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMVX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class Y/HSMYX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40*	0.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMYX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Small Cap Value Fund
Class F/HSMFX
This semi-annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$38*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$160,243,669
Total number of portfolio holdings (excluding derivatives, if any)	61
Portfolio turnover rate	31%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.4%
Consumer Discretionary	16.1%
Industrials	14.2%
Information Technology	7.9%
Health Care	5.5%
Utilities	3.9%
Materials	3.5%
Consumer Staples	3.3%
Real Estate	3.2%
Energy	2.9%
Communication Services	1.7%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class A/IHSAX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61*	1.29%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class C/HSMCX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101*	2.13%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSMCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class I/IHSIX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$48*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class R3/IHSRX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$76*	1.60%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class R4/IHSSX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$62*	1.30%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class R5/IHSUX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$48*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSUX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class R6/IHSVX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSVX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class Y/HSCYX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$47*	0.99%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSCYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Company Fund
Class F/IHSFX
This semi-annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42*	0.88%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$561,844,396
Total number of portfolio holdings (excluding derivatives, if any)	99
Portfolio turnover rate	29%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.2%
Health Care	23.5%
Information Technology	12.9%
Financials	12.5%
Consumer Discretionary	10.7%
Real Estate	3.2%
Consumer Staples	2.8%
Communication Services	2.6%
Materials	2.2%
Energy	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHSFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class A/HBLAX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$44	0.89%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class C/HBLCX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.66%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class I/HBLIX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$32	0.65%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class R3/HBLRX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$63	1.27%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class R4/HBLSX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$49	0.98%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class R5/HBLTX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$33	0.67%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class R6/HBLVX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$28	0.57%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLVX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class Y/HBLYX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$33	0.67%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Balanced Income Fund
Class F/HBLFX
This semi-annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$28	0.56%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$11,675,852,410
Total number of portfolio holdings	1,519
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.7%
Common Stocks	43.0%
Foreign Government Obligations	3.4%
U.S. Government Securities	3.0%
Municipal Bonds	0.2%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.0%
Other Assets & Liabilities	2.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBLFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Checks and Balances Fund
Class A/HCKAX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$19*	0.38%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Checks and Balances Fund
Class C/HCKCX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$57*	1.17%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Checks and Balances Fund
Class I/HCKIX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Checks and Balances Fund
Class R3/HCKRX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Checks and Balances Fund
Class R4/HCKSX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$22*	0.45%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Checks and Balances Fund
Class R5/HCKTX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$7*	0.15%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Checks and Balances Fund
Class F/HCKFX
This semi-annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$2*	0.04%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,311,776,677
Total number of portfolio holdings	3
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.5%
Taxable Fixed Income Fund	33.2%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCKFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class A/HCVAX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$26*	0.51%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class C/HCVCX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$65*	1.30%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVCX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class I/HCVIX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$12*	0.24%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class R3/HCVRX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$42*	0.85%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVRX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class R4/HCVSX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$28*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVSX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class R5/HCVTX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVTX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class Y/HCVYX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$12*	0.23%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVYX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Conservative Allocation Fund
Class F/HCVFX
This semi-annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$7*	0.14%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$142,719,865
Total number of portfolio holdings	17
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	63.0%
Domestic Equity Funds	25.4%
International/Global Equity Funds	11.2%
Other Assets & Liabilities	0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCVFX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Allocation Fund
Class A/HRAAX
This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$27*	0.54%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRAAX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Allocation Fund
Class C/HRACX
This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69*	1.39%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRACX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Allocation Fund
Class I/HRAIX
This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$14*	0.28%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRAIX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Allocation Fund
Class R3/HRARX
This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$43*	0.87%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRARX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Allocation Fund
Class R4/HRASX
This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$28*	0.57%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRASX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Allocation Fund
Class R5/HRATX
This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$13*	0.26%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRATX_0425
Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Allocation Fund
Class F/HRAFX
This semi-annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Moderately Aggressive Allocation Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$8*	0.16%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$518,791,083
Total number of portfolio holdings	16
Portfolio turnover rate	33%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	55.2%
International/Global Equity Funds	27.9%
Taxable Fixed Income Funds	16.7%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRAFX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Moderate Allocation Fund
Class A/HBAAX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$27*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBAAX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Moderate Allocation Fund
Class C/HBACX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$69*	1.39%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBACX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Moderate Allocation Fund
Class I/HBAIX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$15*	0.29%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBAIX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Moderate Allocation Fund
Class R3/HBARX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$44*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBARX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Moderate Allocation Fund
Class R4/HBASX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$29*	0.59%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBASX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Moderate Allocation Fund
Class R5/HBATX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$14*	0.28%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBATX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Moderate Allocation Fund
Class F/HBADX
This semi-annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$9*	0.18%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$303,044,247
Total number of portfolio holdings	16
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	40.5%
Taxable Fixed Income Funds	37.3%
International/Global Equity Funds	21.9%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBADX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class A/ITTAX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.07%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTAX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class C/HAFCX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.82%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAFCX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class I/ITTIX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$39	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTIX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class R3/ITTRX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$69	1.38%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTRX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class R4/ITTSX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$54	1.09%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTSX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class R5/ITTTX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTTX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class R6/ITTVX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$33	0.67%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTVX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class Y/IHAYX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.78%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SIHAYX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Multi-Asset Income Fund
Class F/ITTFX
This semi-annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.67%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$548,765,956
Total number of portfolio holdings	1,123
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	60%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.6%
Corporate Bonds	22.4%
Asset & Commercial Mortgage-Backed Securities	11.6%
U.S. Government Agencies^	10.0%
Equity Linked Securities	9.6%
Senior Floating Rate Interests	9.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
U.S. Government Securities	2.9%
Preferred Stocks	1.2%
Municipal Bonds	0.2%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SITTFX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class A/HRLAX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63*	1.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLAX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class C/HRLCX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101*	2.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLCX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class I/HRLIX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLIX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class R3/HRLRX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$76*	1.50%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLRX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class R4/HRLSX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61*	1.20%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLSX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class R5/HRLTX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$48*	0.95%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLTX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class R6/HRLZX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$45*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLZX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class Y/HRLYX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLYX_0425
Semi-Annual Shareholder Report
April 30, 2025
Hartford Real Asset Fund (Consolidated)
Class F/HRLFX
This semi-annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$59,807,793
Total number of portfolio holdings	226
Portfolio turnover rate	101%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	54.1%
U.S. Government Securities	39.7%
Foreign Government Obligations	1.4%
Closed End Funds	0.3%
Exchange-Traded Funds	0.2%
Other Assets & Liabilities	4.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHRLFX_0425

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Domestic
Equity Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼The Hartford Capital Appreciation Fund
◼Hartford Core Equity Fund
◼The Hartford Dividend and Growth Fund
◼The Hartford Equity Income Fund
◼The Hartford Growth Opportunities Fund
◼The Hartford Healthcare Fund
◼The Hartford MidCap Fund
◼The Hartford MidCap Value Fund
◼Hartford Schroders US MidCap Opportunities Fund
◼Hartford Schroders US Small Cap Opportunities Fund
◼The Hartford Small Cap Growth Fund
◼Hartford Small Cap Value Fund
◼The Hartford Small Company Fund

Hartford Domestic Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Capital Appreciation Fund	3
Hartford Core Equity Fund	6
The Hartford Dividend and Growth Fund	8
The Hartford Equity Income Fund	10
The Hartford Growth Opportunities Fund	12
The Hartford Healthcare Fund	14
The Hartford MidCap Fund	16
The Hartford MidCap Value Fund	18
Hartford Schroders US MidCap Opportunities Fund	20
Hartford Schroders US Small Cap Opportunities Fund	22
The Hartford Small Cap Growth Fund	24
Hartford Small Cap Value Fund	27
The Hartford Small Company Fund	29
Glossary	31
Statements of Assets and Liabilities:
The Hartford Capital Appreciation Fund	32
Hartford Core Equity Fund	32
The Hartford Dividend and Growth Fund	32
The Hartford Equity Income Fund	32
The Hartford Growth Opportunities Fund	32
The Hartford Healthcare Fund	32
The Hartford MidCap Fund	34
The Hartford MidCap Value Fund	34
Hartford Schroders US MidCap Opportunities Fund	34
Hartford Schroders US Small Cap Opportunities Fund	34
The Hartford Small Cap Growth Fund	34
Hartford Small Cap Value Fund	34
The Hartford Small Company Fund	36
Statements of Operations:
The Hartford Capital Appreciation Fund	38
Hartford Core Equity Fund	38
The Hartford Dividend and Growth Fund	38
The Hartford Equity Income Fund	38
The Hartford Growth Opportunities Fund	38
The Hartford Healthcare Fund	38
The Hartford MidCap Fund	40
The Hartford MidCap Value Fund	40
Hartford Schroders US MidCap Opportunities Fund	40
Hartford Schroders US Small Cap Opportunities Fund	40

Hartford Domestic Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 0.2%
45,879	Tesla, Inc.*	$12,945,219
	Banks - 4.5%
719,339	Bank of Nova Scotia	35,952,563
894,349	Cadence Bank	26,168,652
286,866	JP Morgan Chase & Co.	70,173,161
120,200	M&T Bank Corp.	20,405,152
313,254	SouthState Corp.	27,184,182
495,284	Synovus Financial Corp.	21,455,703
737,376	Wells Fargo & Co.	52,361,070
		253,700,483
	Capital Goods - 6.6%
219,577	Boise Cascade Co.	20,482,142
373,945	Fortune Brands Innovations, Inc.	20,125,720
38,328	GE Vernova, Inc.	14,212,789
446,805	Honeywell International, Inc.	94,052,452
79,612	IDEX Corp.	13,850,100
208,225	Ingersoll Rand, Inc.	15,706,412
133,269	JBT Marel Corp.	14,027,895
73,433	Lockheed Martin Corp.	35,082,616
806,800	Mammoth, Inc.*(1)(2)	17,547,900
145,554	Middleby Corp.*	19,409,626
80,037	Northrop Grumman Corp.	38,938,000
104,449	Otis Worldwide Corp.	10,055,305
86,182	WESCO International, Inc.	14,044,219
224,640	Westinghouse Air Brake Technologies Corp.	41,499,994
		369,035,170
	Commercial & Professional Services - 0.4%
248,676	TransUnion	20,630,161
	Consumer Discretionary Distribution & Retail - 6.5%
1,022,822	Amazon.com, Inc.*	188,628,833
166,752	Dick's Sporting Goods, Inc.	31,306,020
38,517	Home Depot, Inc.	13,884,993
535,774	LKQ Corp.	20,471,925
81,407	Lowe's Cos., Inc.	18,199,349
561,988	TJX Cos., Inc.	72,316,616
316,327	Tory Burch LLC*(1)(2)	14,968,579
		359,776,315
	Consumer Durables & Apparel - 0.7%
219,316	On Holding AG Class A*	10,551,293
306,661	Somnigroup International, Inc.	18,724,720
374,913	Steven Madden Ltd.	7,873,173
		37,149,186
	Consumer Services - 1.9%
505,378	DraftKings, Inc. Class A*	16,824,034
29,000	Marriott International, Inc. Class A	6,918,820
198,829	McDonald's Corp.	63,555,690
206,581	Wyndham Hotels & Resorts, Inc.	17,621,359
		104,919,903
	Consumer Staples Distribution & Retail - 0.8%
24,529	Casey's General Stores, Inc.	11,346,870
463,829	U.S. Foods Holding Corp.*	30,455,012
		41,801,882
	Energy - 2.9%
2,305,344	Coterra Energy, Inc.	56,619,249
628,334	EQT Corp.	31,064,833
67,565	Targa Resources Corp.	11,546,859
595,650	Viper Energy, Inc.	24,022,564
676,460	Williams Cos., Inc.	39,620,262
		162,873,767
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.6%
635,285	American Healthcare, Inc. REIT	$20,507,000
56,898	American Tower Corp. REIT	12,825,378
31,445	AvalonBay Communities, Inc. REIT	6,602,821
1,077,318	Brixmor Property Group, Inc. REIT	26,835,991
254,256	Camden Property Trust REIT	28,934,333
300,767	Simon Property Group, Inc. REIT	47,334,711
		143,040,234
	Financial Services - 9.3%
283,239	American Express Co.	75,457,702
137,915	Berkshire Hathaway, Inc. Class B*	73,543,174
49,231	CME Group, Inc.	13,640,925
58,483	Interactive Brokers Group, Inc. Class A	10,050,304
186,730	KKR & Co., Inc.	21,337,637
114,599	Mastercard, Inc. Class A	62,807,128
359,915	Morgan Stanley	41,541,389
110,623	S&P Global, Inc.	55,317,031
329,037	Stifel Financial Corp.	28,195,181
135,911	Tradeweb Markets, Inc. Class A	18,796,491
271,505	Visa, Inc. Class A	93,804,978
361,130	Voya Financial, Inc.	21,378,896
		515,870,836
	Food, Beverage & Tobacco - 2.4%
819,810	Coca-Cola Co.	59,477,216
337,348	Philip Morris International, Inc.	57,807,953
504,728	Simply Good Foods Co.*	18,225,728
		135,510,897
	Health Care Equipment & Services - 3.1%
182,512	Boston Scientific Corp.*	18,775,009
566,768	Integra LifeSciences Holdings Corp.*	9,289,327
17,251	Intuitive Surgical, Inc.*	8,898,066
25,656	Molina Healthcare, Inc.*	8,389,769
131,391	Stryker Corp.	49,129,723
189,311	UnitedHealth Group, Inc.	77,890,118
		172,372,012
	Household & Personal Products - 1.9%
139,823	BellRing Brands, Inc.*	10,785,946
327,501	Procter & Gamble Co.	53,241,837
700,974	Unilever PLC ADR	44,546,898
		108,574,681
	Insurance - 3.7%
165,428	Chubb Ltd.	47,325,642
63,976	Everest Group Ltd.	22,956,508
517,236	Kemper Corp.	30,578,992
382,483	Marsh & McLennan Cos., Inc.	86,238,442
66,216	Willis Towers Watson PLC	20,381,285
		207,480,869
	Materials - 2.9%
3,606,532	Amcor PLC	33,180,094
459,445	BHP Group Ltd. ADR(3)	21,846,610
553,659	Ingevity Corp.*	18,259,674
135,513	Linde PLC	61,418,557
101,476	Reliance, Inc.	29,248,427
		163,953,362
	Media & Entertainment - 8.9%
1,157,547	Alphabet, Inc. Class A	183,818,463
252,789	Alphabet, Inc. Class C	40,671,222
329,306	Cargurus, Inc.*	9,207,396
237,567	Liberty Media Corp.-Liberty Formula One Class C*	21,065,066
115,631	Live Nation Entertainment, Inc.*	15,315,326
The accompanying notes are an integral part of these financial statements.

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Media & Entertainment - 8.9% - (continued)
213,028	Meta Platforms, Inc. Class A	$116,952,372
43,451	Netflix, Inc.*	49,174,366
450,017	Omnicom Group, Inc.	34,273,295
40,076	Spotify Technology SA*	24,605,862
		495,083,368
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
270,016	Danaher Corp.	53,822,289
97,743	Eli Lilly & Co.	87,866,070
240,637	Exact Sciences Corp.*	10,982,673
465,585	Gilead Sciences, Inc.	49,603,426
105,007	ICON PLC*	15,902,260
443,786	Merck & Co., Inc.	37,810,567
110,127	Natera, Inc.*	16,621,468
306,789	Novartis AG ADR	34,817,484
838,641	Perrigo Co. PLC	21,569,847
1,544,357	Pfizer, Inc.	37,697,754
25,438	Vertex Pharmaceuticals, Inc.*	12,960,661
		379,654,499
	Real Estate Management & Development - 0.2%
164,897	Zillow Group, Inc. Class C*	11,102,515
	Semiconductors & Semiconductor Equipment - 10.5%
707,292	Allegro MicroSystems, Inc.*	13,488,058
81,273	ARM Holdings PLC ADR*	9,269,186
877,918	Broadcom, Inc.	168,972,878
158,911	Marvell Technology, Inc.	9,275,635
141,527	MKS Instruments, Inc.	9,926,704
2,403,747	NVIDIA Corp.	261,816,123
141,753	NXP Semiconductors NV	26,126,495
174,465	QUALCOMM, Inc.	25,901,074
384,346	Texas Instruments, Inc.	61,514,577
		586,290,730
	Software & Services - 9.9%
198,549	Accenture PLC Class A	59,395,933
21,234	AppLovin Corp. Class A*	5,718,529
553,155	Cognizant Technology Solutions Corp. Class A	40,695,613
121,556	Docusign, Inc.*	9,937,203
74,628	GoDaddy, Inc. Class A*	14,054,691
111,375	Intuit, Inc.	69,884,471
801,137	Microsoft Corp.	316,657,411
55,049	PTC, Inc.*	8,530,944
1,477	Rubicon Earnout Shares*(1)(2)	1
157,544	Rubicon TRA Placeholder*(1)(2)	10,240
36,168	Salesforce, Inc.	9,718,703
20,649	ServiceNow, Inc.*	19,720,002
		554,323,741
	Technology Hardware & Equipment - 7.1%
1,528,016	Apple, Inc.	324,703,400
244,641	Arista Networks, Inc.*	20,126,615
199,228	Belden, Inc.	20,542,399
861,713	Flex Ltd.*	29,591,224
		394,963,638
	Telecommunication Services - 0.2%
54,584	T-Mobile U.S., Inc.	13,479,519
	Transportation - 0.5%
99,929	Uber Technologies, Inc.*	8,095,248
84,847	Union Pacific Corp.	18,298,104
		26,393,352
	Utilities - 2.6%
278,730	Atmos Energy Corp.	44,772,400
214,492	Chesapeake Utilities Corp.	28,242,162
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Utilities - 2.6% - (continued)
229,262	Dominion Energy, Inc.		$12,467,267
252,611	ONE Gas, Inc.		19,832,490
566,764	Sempra		42,093,562
			147,407,881
	Total Common Stocks (cost $4,133,108,694)		$5,418,334,220
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(4)		$895,263
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(4)		440,599
	Total Convertible Preferred Stocks (cost $1,783,654)		$1,335,862
EXCHANGE-TRADED FUNDS - 1.4%
	Other Investment Pools & Funds - 1.4%
168,107	iShares Russell 2000 Value ETF		$24,341,894
644,685	Vanguard Russell 1000 Value		51,510,331
	Total Exchange-Traded Funds (cost $74,326,339)		$75,852,225
	Total Long-Term Investments (cost $4,209,218,687)		$5,495,522,307
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 16,946,858	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $16,948,915; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $17,285,811		$16,946,858
	Securities Lending Collateral - 0.0%
594,750	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(5)		594,750
	Total Short-Term Investments (cost $17,541,608)		$17,541,608
	Total Investments (cost $4,226,760,295)	98.8%	$5,513,063,915
	Other Assets and Liabilities	1.2%	64,181,151
	Net Assets	100.0%	$5,577,245,066
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $33,862,582 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$440,599
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	895,263
06/2015	Mammoth, Inc.	806,800	10,846,942	17,547,900
09/2015	Rubicon Earnout Shares	1,477	—	1
09/2015	Rubicon TRA Placeholder	157,544	—	10,240
11/2013	Tory Burch LLC	316,327	24,792,580	14,968,579
			$37,423,176	$33,862,582

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	307	06/20/2025	$85,760,450	$2,145,409
Total futures contracts				$2,145,409
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,418,334,220	$5,385,807,500	$—	$32,526,720
Convertible Preferred Stocks	1,335,862	—	—	1,335,862
Exchange-Traded Funds	75,852,225	75,852,225	—	—
Short-Term Investments	17,541,608	594,750	16,946,858	—
Futures Contracts(2)	2,145,409	2,145,409	—	—
Total	$5,515,209,324	$5,464,399,884	$16,946,858	$33,862,582

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

5

Hartford Core Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Automobiles & Components - 0.6%
227,301	Tesla, Inc.*	$64,135,250
	Banks - 5.3%
3,270,050	Bank of America Corp.	130,409,594
982,757	JP Morgan Chase & Co.	240,402,017
2,193,908	Wells Fargo & Co.	155,789,407
		526,601,018
	Capital Goods - 7.4%
513,312	AMETEK, Inc.	87,047,449
387,994	Builders FirstSource, Inc.*	46,415,722
635,037	Emerson Electric Co.	66,748,739
216,810	GE Vernova, Inc.	80,397,484
312,774	General Dynamics Corp.	85,112,061
1,166,866	Ingersoll Rand, Inc.	88,016,703
163,303	Parker-Hannifin Corp.	98,808,113
1,014,060	RTX Corp.	127,903,388
139,316	Trane Technologies PLC	53,401,216
		733,850,875
	Commercial & Professional Services - 1.2%
458,964	Republic Services, Inc.	115,085,223
	Consumer Discretionary Distribution & Retail - 6.6%
2,463,690	Amazon.com, Inc.*	454,353,710
29,723	AutoZone, Inc.*	111,835,760
691,758	TJX Cos., Inc.	89,015,419
		655,204,889
	Consumer Durables & Apparel - 0.5%
440,318	Lennar Corp. Class A	47,822,938
	Consumer Services - 1.8%
391,861	Marriott International, Inc. Class A	93,490,197
280,524	McDonald's Corp.	89,669,497
		183,159,694
	Consumer Staples Distribution & Retail - 2.7%
653,278	BJ's Wholesale Club Holdings, Inc.*	76,799,362
2,012,531	Walmart, Inc.	195,718,640
		272,518,002
	Energy - 3.0%
1,074,391	ConocoPhillips	95,749,726
452,334	Expand Energy Corp.	46,997,502
1,435,160	Exxon Mobil Corp.	151,595,951
		294,343,179
	Equity Real Estate Investment Trusts (REITs) - 2.7%
468,959	American Tower Corp. REIT	105,708,048
458,351	Iron Mountain, Inc. REIT	41,100,334
802,119	Welltower, Inc. REIT	122,395,339
		269,203,721
	Financial Services - 4.6%
397,713	American Express Co.	105,954,720
479,563	Mastercard, Inc. Class A	262,829,298
1,190,079	Nasdaq, Inc.	90,695,921
		459,479,939
	Food, Beverage & Tobacco - 2.8%
814,851	McCormick & Co., Inc.	62,466,478
1,378,977	Monster Beverage Corp.*	82,904,097
781,807	Philip Morris International, Inc.	133,970,447
		279,341,022
	Health Care Equipment & Services - 6.0%
1,239,958	Abbott Laboratories	162,124,508
1,326,492	Boston Scientific Corp.*	136,456,232
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Health Care Equipment & Services - 6.0% - (continued)
484,388	Cencora, Inc.	$141,765,836
370,536	UnitedHealth Group, Inc.	152,453,332
		592,799,908
	Household & Personal Products - 1.5%
890,274	Procter & Gamble Co.	144,731,844
	Insurance - 2.7%
625,821	Arch Capital Group Ltd.	56,749,448
298,896	Chubb Ltd.	85,508,168
458,466	Progressive Corp.	129,168,211
		271,425,827
	Materials - 2.9%
275,789	Linde PLC	124,995,848
585,945	RPM International, Inc.	62,549,629
282,238	Sherwin-Williams Co.	99,607,435
		287,152,912
	Media & Entertainment - 7.9%
2,500,309	Alphabet, Inc. Class A	397,049,069
399,204	Meta Platforms, Inc. Class A	219,162,996
153,216	Netflix, Inc.*	173,397,612
		789,609,677
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
281,049	Eli Lilly & Co.	252,648,999
971,963	Gilead Sciences, Inc.	103,552,938
155,752	Thermo Fisher Scientific, Inc.	66,817,608
247,797	Vertex Pharmaceuticals, Inc.*	126,252,571
		549,272,116
	Semiconductors & Semiconductor Equipment - 9.9%
1,375,434	Broadcom, Inc.	264,729,782
153,728	KLA Corp.	108,023,128
4,915,514	NVIDIA Corp.	535,397,785
450,210	Texas Instruments, Inc.	72,056,111
		980,206,806
	Software & Services - 10.5%
222,887	Accenture PLC Class A	66,676,646
1,731,199	Microsoft Corp.	684,273,717
210,553	Roper Technologies, Inc.	117,926,524
429,144	Salesforce, Inc.	115,315,284
227,995	Workday, Inc. Class A*	55,858,775
		1,040,050,946
	Technology Hardware & Equipment - 8.6%
3,462,852	Apple, Inc.	735,856,050
277,613	Motorola Solutions, Inc.	122,257,989
		858,114,039
	Telecommunication Services - 1.1%
444,103	T-Mobile U.S., Inc.	109,671,236
	Utilities - 3.5%
805,906	Atmos Energy Corp.	129,452,681
5,959,988	PG&E Corp.	98,459,002
1,074,849	WEC Energy Group, Inc.	117,717,462
		345,629,145
	Total Common Stocks (cost $5,579,279,282)	$9,869,410,206
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 10,176,872	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $10,178,107; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $10,380,536		$10,176,872
	Total Short-Term Investments (cost $10,176,872)		$10,176,872
	Total Investments (cost $5,589,456,154)	99.4%	$9,879,587,078
	Other Assets and Liabilities	0.6%	57,490,928
	Net Assets	100.0%	$9,937,078,006
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$9,869,410,206	$9,869,410,206	$—	$—
Short-Term Investments	10,176,872	—	10,176,872	—
Total	$9,879,587,078	$9,869,410,206	$10,176,872	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

7

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Banks - 8.9%
10,678,132	Bank of America Corp.	$425,843,904
2,714,202	JP Morgan Chase & Co.	663,948,094
5,925,122	Wells Fargo & Co.	420,742,913
		1,510,534,911
	Capital Goods - 9.8%
1,761,754	Airbus SE	298,952,920
866,779	General Dynamics Corp.	235,867,901
1,131,701	Honeywell International, Inc.	238,223,061
673,621	Lockheed Martin Corp.	321,822,433
2,216,297	Otis Worldwide Corp.	213,362,912
506,060	Vertiv Holdings Co. Class A	43,207,403
1,691,329	Westinghouse Air Brake Technologies Corp.	312,456,119
		1,663,892,749
	Consumer Discretionary Distribution & Retail - 4.2%
625,936	Home Depot, Inc.	225,643,669
1,327,042	Lowe's Cos., Inc.	296,673,509
1,504,282	TJX Cos., Inc.	193,571,008
		715,888,186
	Consumer Services - 1.1%
23,419	Booking Holdings, Inc.	119,420,038
953,269	Starbucks Corp.	76,309,184
		195,729,222
	Energy - 6.7%
415,501	Chevron Corp.	56,533,066
2,453,993	ConocoPhillips	218,699,856
9,239,468	Coterra Energy, Inc.	226,921,334
1,904,382	EQT Corp.	94,152,646
3,601,379	TotalEnergies SE ADR	204,738,396
5,716,110	Williams Cos., Inc.	334,792,563
		1,135,837,861
	Equity Real Estate Investment Trusts (REITs) - 4.5%
543,838	American Tower Corp. REIT	122,586,524
804,177	AvalonBay Communities, Inc. REIT	168,861,086
471,798	Public Storage REIT	141,742,273
2,145,247	Welltower, Inc. REIT	327,343,240
		760,533,123
	Financial Services - 7.3%
1,047,069	American Express Co.	278,949,652
277,557	Blackrock, Inc.	253,759,263
2,485,247	Morgan Stanley	286,847,209
383,748	S&P Global, Inc.	191,893,187
687,817	Visa, Inc. Class A	237,640,774
		1,249,090,085
	Food, Beverage & Tobacco - 3.6%
5,996,112	Keurig Dr. Pepper, Inc.	207,405,514
2,315,885	Philip Morris International, Inc.	396,850,054
		604,255,568
	Health Care Equipment & Services - 5.8%
681,041	Elevance Health, Inc.	286,432,224
593,039	HCA Healthcare, Inc.	204,645,898
1,210,004	UnitedHealth Group, Inc.	497,844,046
		988,922,168
	Household & Personal Products - 2.4%
6,345,660	Kenvue, Inc.	149,757,576
4,057,345	Unilever PLC ADR	257,844,275
		407,601,851
	Insurance - 2.8%
2,631,490	American International Group, Inc.	214,519,065
815,827	Marsh & McLennan Cos., Inc.	183,944,513
1,095,218	Principal Financial Group, Inc.	81,210,415
		479,673,993
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Materials - 2.5%
25,945,374	Amcor PLC	$238,697,441
3,821,601	BHP Group Ltd. ADR(1)	181,717,127
		420,414,568
	Media & Entertainment - 6.2%
3,568,950	Alphabet, Inc. Class A	566,749,260
2,982,649	Omnicom Group, Inc.	227,158,548
2,904,425	Walt Disney Co.	264,157,454
		1,058,065,262
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
1,211,473	Agilent Technologies, Inc.	130,354,495
3,245,129	AstraZeneca PLC ADR	232,967,811
2,609,804	Gilead Sciences, Inc.	278,048,518
21,678,981	Haleon PLC	109,085,819
5,807,276	Haleon PLC ADR	58,943,851
3,116,762	Merck & Co., Inc.	265,548,122
1,990,432	Novartis AG ADR	225,894,128
10,728,324	Pfizer, Inc.	261,878,389
		1,562,721,133
	Semiconductors & Semiconductor Equipment - 4.5%
808,731	Broadcom, Inc.	155,656,455
1,834,732	NXP Semiconductors NV	338,159,455
1,806,813	QUALCOMM, Inc.	268,239,458
		762,055,368
	Software & Services - 9.7%
454,710	Accenture PLC Class A	136,026,496
4,957,026	Cognizant Technology Solutions Corp. Class A	364,688,403
2,223,554	Microsoft Corp.	878,881,954
494,490	Roper Technologies, Inc.	276,953,959
		1,656,550,812
	Technology Hardware & Equipment - 3.5%
1,203,098	Apple, Inc.	255,658,325
5,878,281	Cisco Systems, Inc.	339,353,162
		595,011,487
	Transportation - 0.9%
1,211,884	Delta Air Lines, Inc.	50,450,731
763,481	JB Hunt Transport Services, Inc.	99,695,349
		150,146,080
	Utilities - 6.1%
1,636,906	American Electric Power Co., Inc.	177,342,396
2,020,826	Duke Energy Corp.	246,581,189
6,314,199	Exelon Corp.	296,135,933
4,288,341	Sempra	318,495,086
		1,038,554,604
	Total Common Stocks (cost $12,158,609,710)	$16,955,479,031
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 8,153,335	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $8,154,325; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $8,316,560	$8,153,335
The accompanying notes are an integral part of these financial statements.

8

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.3%
52,991,250	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(2)		$52,991,250
	Total Short-Term Investments (cost $61,144,585)		$61,144,585
	Total Investments (cost $12,219,754,295)	100.1%	$17,016,623,616
	Other Assets and Liabilities	(0.1)%	(14,759,466)
	Net Assets	100.0%	$17,001,864,150
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$16,955,479,031	$16,547,440,292	$408,038,739	$—
Short-Term Investments	61,144,585	52,991,250	8,153,335	—
Total	$17,016,623,616	$16,600,431,542	$416,192,074	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

9

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 7.5%
3,257,134	Bank of America Corp.	$129,894,504
483,506	JP Morgan Chase & Co.	118,275,238
362,902	M&T Bank Corp.	61,606,243
2,355,407	Regions Financial Corp.	48,073,857
		357,849,842
	Capital Goods - 12.2%
2,006,657	BAE Systems PLC	46,519,601
644,630	Emerson Electric Co.	67,757,059
208,498	Ferguson Enterprises, Inc.	35,373,771
455,201	Fortune Brands Innovations, Inc.	24,498,918
357,193	Honeywell International, Inc.	75,189,126
253,261	IDEX Corp.	44,059,816
667,571	Johnson Controls International PLC	56,009,207
353,249	L3Harris Technologies, Inc.	77,721,845
130,641	Northrop Grumman Corp.	63,556,847
1,043,194	PACCAR, Inc.	94,106,531
		584,792,721
	Consumer Discretionary Distribution & Retail - 2.1%
1,019,483	Industria de Diseno Textil SA	54,822,680
911,343	Tractor Supply Co.	46,132,183
		100,954,863
	Consumer Durables & Apparel - 0.7%
583,104	NIKE, Inc. Class B	32,887,066
	Energy - 9.5%
1,549,285	ConocoPhillips	138,072,279
3,408,909	Coterra Energy, Inc.	83,722,805
1,816,944	EQT Corp.	89,829,711
369,731	Marathon Petroleum Corp.	50,804,737
284,702	Targa Resources Corp.	48,655,572
762,222	TotalEnergies SE	43,412,506
		454,497,610
	Equity Real Estate Investment Trusts (REITs) - 6.2%
830,149	Crown Castle, Inc. REIT	87,796,558
1,864,120	Gaming & Leisure Properties, Inc. REIT	89,216,783
541,277	Lamar Advertising Co. Class A, REIT	61,602,736
2,277,824	Weyerhaeuser Co. REIT	59,018,420
		297,634,497
	Financial Services - 6.7%
387,498	Ares Management Corp. Class A	59,105,070
342,309	Intercontinental Exchange, Inc.	57,497,643
680,891	Morgan Stanley	78,588,439
848,498	Nasdaq, Inc.	64,664,032
441,550	Raymond James Financial, Inc.	60,510,012
		320,365,196
	Food, Beverage & Tobacco - 6.5%
1,537,914	Archer-Daniels-Midland Co.	73,435,394
249,786	Constellation Brands, Inc. Class A	46,844,866
1,617,480	Keurig Dr. Pepper, Inc.	55,948,633
603,765	Pernod Ricard SA	65,445,385
412,878	Philip Morris International, Inc.	70,750,774
		312,425,052
	Health Care Equipment & Services - 4.5%
185,692	Elevance Health, Inc.	78,098,341
330,676	UnitedHealth Group, Inc.	136,053,334
		214,151,675
	Household & Personal Products - 2.9%
2,415,720	Kenvue, Inc.	57,010,992
1,312,369	Unilever PLC ADR	83,401,050
		140,412,042
	Insurance - 3.7%
1,147,058	American International Group, Inc.	93,508,168
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Insurance - 3.7% - (continued)
165,838	Marsh & McLennan Cos., Inc.	$37,391,494
616,722	MetLife, Inc.	46,482,337
		177,381,999
	Materials - 4.6%
268,676	Avery Dennison Corp.	45,973,150
3,245,631	Barrick Gold Corp.	61,796,814
597,560	PPG Industries, Inc.	65,050,382
770,683	Rio Tinto PLC ADR	45,778,570
		218,598,916
	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
748,993	AstraZeneca PLC ADR	53,770,208
921,121	Gilead Sciences, Inc.	98,136,231
859,958	Johnson & Johnson	134,420,035
1,137,153	Merck & Co., Inc.	96,885,436
3,463,106	Pfizer, Inc.	84,534,417
190,689	Roche Holding AG	62,352,701
		530,099,028
	Semiconductors & Semiconductor Equipment - 2.9%
334,181	Broadcom, Inc.	64,319,817
396,468	NXP Semiconductors NV	73,073,017
		137,392,834
	Software & Services - 2.5%
187,681	Accenture PLC Class A	56,144,771
710,460	Amdocs Ltd.	62,932,547
		119,077,318
	Technology Hardware & Equipment - 2.8%
1,049,519	Cisco Systems, Inc.	60,588,732
504,020	TE Connectivity PLC	73,778,447
		134,367,179
	Telecommunication Services - 0.9%
179,715	T-Mobile U.S., Inc.	44,380,619
	Transportation - 1.2%
338,211	Canadian National Railway Co.	32,753,918
240,038	United Parcel Service, Inc. Class B	22,875,621
		55,629,539
	Utilities - 8.4%
752,524	American Electric Power Co., Inc.	81,528,450
415,388	Atmos Energy Corp.	66,723,774
905,639	Dominion Energy, Inc.	49,248,649
133,374	Eversource Energy	7,933,086
1,847,721	PPL Corp.	67,441,816
1,075,103	Sempra	79,847,900
435,803	WEC Energy Group, Inc.	47,729,145
		400,452,820
	Total Common Stocks (cost $3,933,562,424)	$4,633,350,816
The accompanying notes are an integral part of these financial statements.

10

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 25,599,589	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $25,602,697; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $26,111,660		$25,599,589
	Total Short-Term Investments (cost $25,599,589)		$25,599,589
	Total Investments (cost $3,959,162,013)	97.4%	$4,658,950,405
	Other Assets and Liabilities	2.6%	125,366,744
	Net Assets	100.0%	$4,784,317,149
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,633,350,816	$4,360,797,943	$272,552,873	$—
Short-Term Investments	25,599,589	—	25,599,589	—
Total	$4,658,950,405	$4,360,797,943	$298,152,462	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

11

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 1.1%
206,736	Tesla, Inc.*	$58,332,630
	Capital Goods - 1.5%
189,211	FTAI Aviation Ltd.	20,266,390
153,998	GE Vernova, Inc.	57,105,539
		77,371,929
	Consumer Discretionary Distribution & Retail - 9.6%
2,145,408	Amazon.com, Inc.*	395,656,143
200,113	Dick's Sporting Goods, Inc.	37,569,215
154,403	Home Depot, Inc.	55,660,737
171,581	Tory Burch LLC*(1)(2)	8,119,212
		497,005,307
	Consumer Durables & Apparel - 0.9%
930,050	On Holding AG Class A*	44,744,706
	Consumer Services - 2.0%
2,330,686	DraftKings, Inc. Class A*	77,588,537
115,800	Marriott International, Inc. Class A	27,627,564
		105,216,101
	Consumer Staples Distribution & Retail - 0.9%
97,955	Casey's General Stores, Inc.	45,313,003
	Energy - 1.1%
246,018	Cameco Corp.	11,107,713
270,901	Targa Resources Corp.	46,296,981
		57,404,694
	Equity Real Estate Investment Trusts (REITs) - 1.5%
228,186	American Tower Corp. REIT	51,435,406
127,784	AvalonBay Communities, Inc. REIT	26,832,085
		78,267,491
	Financial Services - 10.2%
176,333	Berkshire Hathaway, Inc. Class B*	94,029,572
197,957	CME Group, Inc.	54,849,926
233,528	Interactive Brokers Group, Inc. Class A	40,131,787
766,709	KKR & Co., Inc.	87,611,837
724,139	Tradeweb Markets, Inc. Class A	100,148,424
422,747	Visa, Inc. Class A	146,059,088
		522,830,634
	Health Care Equipment & Services - 2.2%
737,137	Boston Scientific Corp.*	75,829,283
69,026	Intuitive Surgical, Inc.*	35,603,611
		111,432,894
	Household & Personal Products - 0.9%
572,329	BellRing Brands, Inc.*	44,149,459
	Media & Entertainment - 18.0%
1,471,837	Alphabet, Inc. Class A	233,727,716
1,232,863	Liberty Media Corp.-Liberty Formula One Class C*	109,317,962
480,603	Live Nation Entertainment, Inc.*	63,655,867
396,839	Meta Platforms, Inc. Class A	217,864,611
173,500	Netflix, Inc.*	196,353,420
175,691	Spotify Technology SA*	107,870,760
		928,790,336
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
267,122	Eli Lilly & Co.	240,129,322
1,092,097	Exact Sciences Corp.*	49,843,307
368,744	Gilead Sciences, Inc.	39,285,986
538,376	Natera, Inc.*	81,257,089
103,600	Vertex Pharmaceuticals, Inc.*	52,784,200
		463,299,904
	Real Estate Management & Development - 0.9%
673,396	Zillow Group, Inc. Class C*	45,339,753
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Semiconductors & Semiconductor Equipment - 17.0%
328,264	ARM Holdings PLC ADR*		$37,438,509
1,366,394	Broadcom, Inc.		262,989,853
984,683	Marvell Technology, Inc.		57,475,947
4,770,140	NVIDIA Corp.		519,563,649
			877,467,958
	Software & Services - 10.5%
86,106	AppLovin Corp. Class A*		23,189,207
650,134	Docusign, Inc.*		53,148,454
303,962	GoDaddy, Inc. Class A*		57,245,163
69,445	HubSpot, Inc.*		42,465,617
603,402	Microsoft Corp.		238,500,675
20,599	Rubicon Earnout Shares*(1)(2)		8
2,197,165	Rubicon TRA Placeholder*(1)(2)		142,816
146,442	Salesforce, Inc.		39,350,430
93,081	ServiceNow, Inc.*		88,893,286
			542,935,656
	Technology Hardware & Equipment - 8.3%
1,349,376	Apple, Inc.		286,742,400
1,147,401	Arista Networks, Inc.*		94,396,680
1,383,276	Flex Ltd.*		47,501,698
			428,640,778
	Telecommunication Services - 1.1%
218,281	T-Mobile U.S., Inc.		53,904,493
	Transportation - 0.6%
399,618	Uber Technologies, Inc.*		32,373,054
	Utilities - 1.0%
919,427	Dominion Energy, Inc.		49,998,440
	Total Common Stocks (cost $3,689,323,027)		$5,064,819,220
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Health Care Equipment & Services - 0.2%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(3)		$8,956,633
	Software & Services - 0.1%
743,470	Lookout, Inc. Series F*(1)(2)(3)		4,215,475
	Total Convertible Preferred Stocks (cost $17,456,734)		$13,172,108
	Total Long-Term Investments (cost $3,706,779,761)		$5,077,991,328
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 20,680,037	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $20,682,547; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $21,093,807		$20,680,037
	Total Short-Term Investments (cost $20,680,037)		$20,680,037
	Total Investments (cost $3,727,459,798)	99.0%	$5,098,671,365
	Other Assets and Liabilities	1.0%	54,078,771
	Net Assets	100.0%	$5,152,750,136
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $21,434,144 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$4,215,475
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	8,956,633
09/2015	Rubicon Earnout Shares	20,599	—	8
09/2015	Rubicon TRA Placeholder	2,197,165	—	142,816
11/2013	Tory Burch LLC	171,581	13,447,917	8,119,212
			$30,904,651	$21,434,144

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,064,819,220	$5,056,557,184	$—	$8,262,036
Convertible Preferred Stocks	13,172,108	—	—	13,172,108
Short-Term Investments	20,680,037	—	20,680,037	—
Total	$5,098,671,365	$5,056,557,184	$20,680,037	$21,434,144

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

13

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Biotechnology - 20.9%
97,327	AbbVie, Inc.	$18,988,498
65,201	Akero Therapeutics, Inc.*	2,973,818
19,602	Alnylam Pharmaceuticals, Inc.*	5,160,030
18,097	Amgen, Inc.	5,264,779
240,283	Amicus Therapeutics, Inc.*	1,845,373
80,295	Apellis Pharmaceuticals, Inc.*	1,542,467
62,503	Apogee Therapeutics, Inc.*	2,453,243
15,408	Argenx SE ADR*	9,940,317
31,485	Ascendis Pharma AS ADR*	5,366,303
164,164	Avidity Biosciences, Inc.*	5,359,955
11,747	Biogen, Inc.*	1,422,327
30,498	Blueprint Medicines Corp.*	2,729,571
94,000	Celldex Therapeutics, Inc.*	1,958,020
55,639	Crinetics Pharmaceuticals, Inc.*	1,857,786
68,744	Cytokinetics, Inc.*	2,944,993
52,554	Disc Medicine, Inc.*	2,597,219
157,113	Exact Sciences Corp.*	7,170,637
104,436	Gilead Sciences, Inc.	11,126,611
60,473	Immunocore Holdings PLC ADR*	1,820,237
22,317	Insmed, Inc.*	1,606,824
51,986	Ionis Pharmaceuticals, Inc.*	1,596,490
62,246	Kymera Therapeutics, Inc.*	2,133,170
85,569	Merus NV*	3,894,245
25,615	Natera, Inc.*	3,866,072
35,871	Nuvalent, Inc. Class A*	2,753,099
67,448	PTC Therapeutics, Inc.*	3,361,608
133,781	Revolution Medicines, Inc.*	5,402,077
47,522	Sarepta Therapeutics, Inc.*	2,965,373
551,553	Savara, Inc.*	1,764,970
106,321	Scholar Rock Holding Corp.*	3,499,024
63,695	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	2,724,777
51,957	Soleno Therapeutics, Inc.*	3,889,501
119,496	Spyre Therapeutics, Inc.*	1,819,924
85,594	Ultragenyx Pharmaceutical, Inc.*	3,336,454
19,103	United Therapeutics Corp.*	5,789,928
57,290	Vaxcyte, Inc.*	2,053,274
57,699	Vertex Pharmaceuticals, Inc.*	29,397,641
74,004	Xenon Pharmaceuticals, Inc.*	2,826,953
73,395	Zai Lab Ltd. ADR*	2,325,888
		179,529,476
	Health Care Distributors - 2.7%
79,132	Cencora, Inc.	23,159,563
	Health Care Equipment - 16.7%
114,636	Abbott Laboratories	14,988,657
410,609	Boston Scientific Corp.*	42,239,348
130,028	Dexcom, Inc.*	9,281,399
38,651	DiaSorin SpA	4,416,909
120,124	Edwards Lifesciences Corp.*	9,068,161
61,073	Glaukos Corp.*	5,756,130
38,592	Hologic, Inc.*	2,246,054
30,777	Insulet Corp.*	7,764,729
60,124	Intuitive Surgical, Inc.*	31,011,959
98,194	Medtronic PLC	8,322,924
22,292	Stryker Corp.	8,335,425
		143,431,695
	Health Care Facilities - 4.3%
227,041	Acadia Healthcare Co., Inc.*	5,312,759
256,976	Ardent Health Partners, Inc.*	3,271,305
74,079	Encompass Health Corp.	8,666,502
44,087	HCA Healthcare, Inc.	15,213,542
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Facilities - 4.3% - (continued)
153,261	PACS Group, Inc.*	$1,475,903
153,789	Surgery Partners, Inc.*	3,375,669
		37,315,680
	Health Care Services - 3.8%
45,610	Addus HomeCare Corp.*	4,768,526
710,084	agilon health, Inc.*	3,024,958
34,145	Labcorp Holdings, Inc.	8,229,286
837,621	LifeStance Health Group, Inc.*	5,503,170
208,694	Option Care Health, Inc.*	6,742,903
197,044	Privia Health Group, Inc.*	4,626,593
		32,895,436
	Health Care Supplies - 0.4%
19,807	Align Technology, Inc.*	3,432,553
	Health Care Technology - 0.3%
273,050	Evolent Health, Inc. Class A*	2,692,273
	Life Sciences Tools & Services - 7.9%
63,133	Agilent Technologies, Inc.	6,793,111
44,430	Bio-Techne Corp.	2,237,050
60,933	Danaher Corp.	12,145,775
52,592	ICON PLC*	7,964,532
105,206	Qiagen NV*	4,497,556
8,752	Tecan Group AG	1,704,531
48,790	Thermo Fisher Scientific, Inc.	20,930,910
34,509	Waters Corp.*	11,999,815
		68,273,280
	Managed Health Care - 13.3%
273,879	Alignment Healthcare, Inc.*	4,853,136
189,220	Centene Corp.*	11,324,817
13,783	Elevance Health, Inc.	5,796,854
35,209	Humana, Inc.	9,233,208
28,119	Molina Healthcare, Inc.*	9,195,194
180,459	UnitedHealth Group, Inc.	74,248,051
		114,651,260
	Pharmaceuticals - 29.4%
185,474	Astellas Pharma, Inc.	1,857,364
210,280	AstraZeneca PLC ADR	15,096,001
25,045	Axsome Therapeutics, Inc.*	2,812,303
256,151	Bristol-Myers Squibb Co.	12,858,780
233,030	Daiichi Sankyo Co. Ltd.	5,961,049
292,639	Elanco Animal Health, Inc.*	2,774,218
138,628	Eli Lilly & Co.	124,619,641
72,594	Galderma Group AG	8,431,474
254,320	GSK PLC	5,031,135
134,864	Johnson & Johnson	21,080,592
383,633	Merck & Co., Inc.	32,685,532
42,449	Novo Nordisk AS Class B	2,838,204
105,970	Structure Therapeutics, Inc. ADR*	2,861,190
43,449	UCB SA	7,965,901
84,341	Verona Pharma PLC ADR*	6,078,456
		252,951,840
	Total Common Stocks (cost $608,245,943)	$858,333,056
The accompanying notes are an integral part of these financial statements.

14

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(1)(2)(3)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $608,253,507)		$858,340,620
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 191,730	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $191,753; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $195,591		$191,730
	Total Short-Term Investments (cost $191,730)		$191,730
	Total Investments (cost $608,445,237)	99.7%	$858,532,350
	Other Assets and Liabilities	0.3%	2,780,846
	Net Assets	100.0%	$861,313,196
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no expiration date available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$858,333,056	$817,401,712	$40,931,344	$—
Rights	7,564	—	—	7,564
Short-Term Investments	191,730	—	191,730	—
Total	$858,532,350	$817,401,712	$41,123,074	$7,564

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

15

The Hartford MidCap Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Capital Goods - 12.7%
240,623	Acuity, Inc.	$58,618,169
132,664	Axon Enterprise, Inc.*	81,362,831
149,624	Builders FirstSource, Inc.*	17,899,519
898,013	Fastenal Co.	72,712,113
841,858	Graco, Inc.	68,704,031
84,467	HEICO Corp. Class A	16,971,954
351,908	IDEX Corp.	61,221,435
667,197	Ingersoll Rand, Inc.	50,326,670
99,935	Lennox International, Inc.	54,639,461
470,378	Vertiv Holdings Co. Class A	40,160,874
67,574	Watsco, Inc.	31,073,228
		553,690,285
	Commercial & Professional Services - 6.6%
354,274	Clean Harbors, Inc.*	75,793,380
579,651	Copart, Inc.*	35,376,100
981,208	Dayforce, Inc.*	56,782,507
1,335,223	Rollins, Inc.	76,281,290
505,795	TransUnion	41,960,753
		286,194,030
	Consumer Discretionary Distribution & Retail - 4.8%
354,317	Boot Barn Holdings, Inc.*	36,969,436
318,417	Floor & Decor Holdings, Inc. Class A*	22,747,710
67,900	O'Reilly Automotive, Inc.*	96,092,080
105,192	Pool Corp.	30,835,983
716,762	Valvoline, Inc.*	24,556,266
		211,201,475
	Consumer Durables & Apparel - 4.6%
926,200	Deckers Outdoor Corp.*	102,650,746
13,595	NVR, Inc.*	96,874,571
		199,525,317
	Consumer Services - 5.4%
89,398	Domino's Pizza, Inc.	43,838,097
161,947	DoorDash, Inc. Class A*	31,237,957
2,830,599	DraftKings, Inc. Class A*	94,230,641
588,486	Hyatt Hotels Corp. Class A	66,310,602
		235,617,297
	Consumer Staples Distribution & Retail - 1.0%
96,097	Casey's General Stores, Inc.	44,453,511
	Energy - 4.2%
463,974	Antero Resources Corp.*	16,160,214
407,108	EQT Corp.	20,127,420
734,691	Targa Resources Corp.	125,558,692
490,719	Viper Energy, Inc.	19,790,697
		181,637,023
	Equity Real Estate Investment Trusts (REITs) - 0.6%
244,696	Lamar Advertising Co. Class A, REIT	27,848,852
	Financial Services - 11.7%
443,938	Ares Management Corp. Class A	67,713,863
604,727	Hamilton Lane, Inc. Class A	93,424,274
504,062	Interactive Brokers Group, Inc. Class A	86,623,055
316,448	Morningstar, Inc.	90,099,075
4,363,285	Rocket Cos., Inc. Class A	56,330,009
823,671	Tradeweb Markets, Inc. Class A	113,913,699
		508,103,975
	Food, Beverage & Tobacco - 0.8%
1,014,249	Celsius Holdings, Inc.*	35,458,145
	Health Care Equipment & Services - 4.3%
92,258	IDEXX Laboratories, Inc.*	39,915,424
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Health Care Equipment & Services - 4.3% - (continued)
37,613	Molina Healthcare, Inc.*	$12,299,827
112,815	STERIS PLC	25,354,043
464,921	Veeva Systems, Inc. Class A*	108,647,388
		186,216,682
	Household & Personal Products - 0.6%
423,747	elf Beauty, Inc.*	26,217,227
	Insurance - 2.2%
24,536	Markel Group, Inc.*	44,621,170
346,050	RLI Corp.	25,611,161
377,285	Ryan Specialty Holdings, Inc.	24,715,940
		94,948,271
	Materials - 0.4%
913,462	Element Solutions, Inc.	18,643,759
	Media & Entertainment - 1.1%
929,866	Trade Desk, Inc. Class A*	49,868,714
	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
372,377	Bio-Techne Corp.	18,749,182
204,161	ICON PLC*	30,918,142
50,892	Mettler-Toledo International, Inc.*	54,483,449
509,144	Natera, Inc.*	76,845,104
232,791	Waters Corp.*	80,948,414
		261,944,291
	Semiconductors & Semiconductor Equipment - 4.4%
179,200	Entegris, Inc.	14,178,304
784,178	Marvell Technology, Inc.	45,772,470
485,805	MKS Instruments, Inc.	34,074,363
125,864	Monolithic Power Systems, Inc.	74,649,938
184,595	Onto Innovation, Inc.*	22,515,052
		191,190,127
	Software & Services - 24.4%
414,227	AppLovin Corp. Class A*	111,555,473
2,375,047	Clearwater Analytics Holdings, Inc. Class A*	54,008,569
458,787	Cloudflare, Inc. Class A*	55,412,294
3,541	Constellation Software, Inc.	12,761,444
243,330	CyberArk Software Ltd.*	85,691,093
309,005	Datadog, Inc. Class A*	31,567,951
25,035	Fair Isaac Corp.*	49,811,639
75,443	Gartner, Inc.*	31,767,538
198,812	Guidewire Software, Inc.*	40,710,733
142,952	HubSpot, Inc.*	87,415,148
34,156	MongoDB, Inc.*	5,880,639
2,590,817	Palantir Technologies, Inc. Class A*	306,856,366
898,307	Procore Technologies, Inc.*	57,572,496
271,822	PTC, Inc.*	42,124,255
124,801	Tyler Technologies, Inc.*	67,804,383
1,020,466	Unity Software, Inc.*	21,501,219
		1,062,441,240
	Technology Hardware & Equipment - 0.8%
230,750	CDW Corp.	37,049,220
	Transportation - 0.7%
210,325	Expeditors International of Washington, Inc.	23,116,821
31,057	Saia, Inc.*	7,577,908
		30,694,729
The accompanying notes are an integral part of these financial statements.

16

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Utilities - 2.7%
306,388	Atmos Energy Corp.		$49,215,105
532,600	Vistra Corp.		69,040,938
			118,256,043
	Total Common Stocks (cost $3,666,113,279)		$4,361,200,213
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 2,728,433	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $2,728,764; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,783,084		$2,728,433
	Total Short-Term Investments (cost $2,728,433)		$2,728,433
	Total Investments (cost $3,668,841,712)	100.1%	$4,363,928,646
	Other Assets and Liabilities	(0.1)%	(2,577,392)
	Net Assets	100.0%	$4,361,351,254
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,361,200,213	$4,361,200,213	$—	$—
Short-Term Investments	2,728,433	—	2,728,433	—
Total	$4,363,928,646	$4,361,200,213	$2,728,433	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

17

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.9%
70,001	Gentex Corp.	$1,524,622
760,292	Goodyear Tire & Rubber Co.*	8,271,977
		9,796,599
	Banks - 4.4%
526,787	Columbia Banking System, Inc.	11,810,565
125,604	M&T Bank Corp.	21,322,535
302,150	Synovus Financial Corp.	13,089,138
		46,222,238
	Capital Goods - 16.8%
315,320	Air Lease Corp.	14,744,363
108,432	Boise Cascade Co.	10,114,537
32,794	Curtiss-Wright Corp.	11,310,323
112,062	Dover Corp.	19,123,380
242,459	Fortune Brands Innovations, Inc.	13,049,143
71,933	IDEX Corp.	12,514,184
235,001	Ingersoll Rand, Inc.	17,726,125
88,844	JBT Marel Corp.	9,351,719
77,776	L3Harris Technologies, Inc.	17,112,276
86,908	Middleby Corp.*	11,589,182
332,849	Standardaero, Inc.*	8,993,580
75,327	WESCO International, Inc.	12,275,288
99,127	Westinghouse Air Brake Technologies Corp.	18,312,722
		176,216,822
	Commercial & Professional Services - 1.6%
197,523	TransUnion	16,386,508
	Consumer Discretionary Distribution & Retail - 3.2%
76,512	Dick's Sporting Goods, Inc.	14,364,363
139,730	Ross Stores, Inc.	19,422,470
		33,786,833
	Consumer Durables & Apparel - 3.0%
96,539	Lennar Corp. Class A	10,485,101
148,787	Skechers USA, Inc. Class A*	7,144,751
153,365	Somnigroup International, Inc.	9,364,467
228,061	Steven Madden Ltd.	4,789,281
		31,783,600
	Consumer Services - 1.4%
270,019	International Game Technology PLC	4,428,312
123,570	Wyndham Hotels & Resorts, Inc.	10,540,521
		14,968,833
	Consumer Staples Distribution & Retail - 3.2%
186,603	Kroger Co.	13,474,603
308,008	U.S. Foods Holding Corp.*	20,223,805
		33,698,408
	Energy - 6.3%
165,487	Antero Resources Corp.*	5,763,912
706,350	Coterra Energy, Inc.	17,347,956
117,388	Diamondback Energy, Inc.	15,496,390
321,035	EQT Corp.	15,871,970
113,101	Expand Energy Corp.	11,751,194
		66,231,422
	Equity Real Estate Investment Trusts (REITs) - 9.0%
138,113	Camden Property Trust REIT	15,717,259
124,422	Crown Castle, Inc. REIT	13,158,871
438,919	Essential Properties Realty Trust, Inc. REIT	14,120,024
274,929	Gaming & Leisure Properties, Inc. REIT	13,158,102
422,516	Kimco Realty Corp. REIT	8,441,870
389,616	UDR, Inc. REIT	16,317,118
508,558	Weyerhaeuser Co. REIT	13,176,738
		94,089,982
	Financial Services - 6.0%
53,352	Ares Management Corp. Class A	8,137,781
227,934	Nasdaq, Inc.	17,370,850
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Financial Services - 6.0% - (continued)
206,769	Stifel Financial Corp.	$17,718,036
141,898	TPG, Inc.	6,591,162
226,052	Voya Financial, Inc.	13,382,278
		63,200,107
	Food, Beverage & Tobacco - 1.9%
205,191	Archer-Daniels-Midland Co.	9,797,870
293,202	Keurig Dr. Pepper, Inc.	10,141,857
		19,939,727
	Health Care Equipment & Services - 6.0%
214,073	Acadia Healthcare Co., Inc.*	5,009,308
126,039	Cardinal Health, Inc.	17,808,050
174,274	Centene Corp.*	10,430,299
454,009	Integra LifeSciences Holdings Corp.*	7,441,208
197,639	LivaNova PLC*	7,312,643
82,800	Quest Diagnostics, Inc.	14,756,616
		62,758,124
	Insurance - 8.8%
1,776,495	Aegon Ltd.	11,422,863
208,573	American International Group, Inc.	17,002,871
45,471	Everest Group Ltd.	16,316,359
276,696	Kemper Corp.	16,358,268
141,149	MetLife, Inc.	10,638,400
67,244	Willis Towers Watson PLC	20,697,703
		92,436,464
	Materials - 5.9%
198,302	Freeport-McMoRan, Inc.	7,144,821
292,073	Ingevity Corp.*	9,632,568
119,832	PPG Industries, Inc.	13,044,911
63,864	Reliance, Inc.	18,407,521
256,302	Silgan Holdings, Inc.	13,237,998
		61,467,819
	Media & Entertainment - 1.5%
193,340	Cargurus, Inc.*	5,405,786
82,115	Live Nation Entertainment, Inc.*	10,876,132
		16,281,918
	Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
119,067	Agilent Technologies, Inc.	12,811,609
57,649	ICON PLC*	8,730,365
535,747	Perrigo Co. PLC	13,779,413
		35,321,387
	Semiconductors & Semiconductor Equipment - 1.7%
487,251	Allegro MicroSystems, Inc.*	9,291,876
117,935	MKS Instruments, Inc.	8,271,961
		17,563,837
	Software & Services - 1.1%
43,096	Pegasystems, Inc.	3,968,280
48,616	PTC, Inc.*	7,534,021
		11,502,301
	Technology Hardware & Equipment - 2.6%
45,829	F5, Inc.*	12,132,769
428,158	Flex Ltd.*	14,702,946
		26,835,715
	Transportation - 1.1%
81,876	Ryder System, Inc.	11,271,869
	Utilities - 8.7%
91,213	Atmos Energy Corp.	14,651,544
371,298	NiSource, Inc.	14,521,465
474,826	PPL Corp.	17,331,149
193,248	Sempra	14,352,529
The accompanying notes are an integral part of these financial statements.

18

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Utilities - 8.7% - (continued)
160,186	Spire, Inc.		$12,260,636
164,501	WEC Energy Group, Inc.		18,016,150
			91,133,473
	Total Common Stocks (cost $953,951,428)		$1,032,893,986
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 2,345,931	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $2,346,216; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,392,959		$2,345,931
	Total Short-Term Investments (cost $2,345,931)		$2,345,931
	Total Investments (cost $956,297,359)	98.7%	$1,035,239,917
	Other Assets and Liabilities	1.3%	13,321,622
	Net Assets	100.0%	$1,048,561,539
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,032,893,986	$1,032,893,986	$—	$—
Short-Term Investments	2,345,931	—	2,345,931	—
Total	$1,035,239,917	$1,032,893,986	$2,345,931	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Banks - 2.2%
194,018	Commerce Bancshares, Inc.	$11,784,653
93,375	UMB Financial Corp.	8,830,474
		20,615,127
	Capital Goods - 12.4%
137,892	Advanced Drainage Systems, Inc.	15,649,363
175,343	BWX Technologies, Inc.	19,133,428
86,211	Dover Corp.	14,711,907
334,147	Hexcel Corp.	16,196,105
88,305	IDEX Corp.	15,362,421
196,559	Masco Corp.	11,913,441
112,114	Regal Rexnord Corp.	11,866,146
27,130	Trane Technologies PLC	10,399,200
		115,232,011
	Commercial & Professional Services - 9.4%
248,172	ExlService Holdings, Inc.*	12,031,379
85,346	Leidos Holdings, Inc.	12,561,224
885,012	Rentokil Initial PLC ADR	20,302,175
203,689	Robert Half, Inc.	9,023,423
59,747	Verisk Analytics, Inc.	17,710,803
81,570	Waste Connections, Inc.	16,120,679
		87,749,683
	Consumer Discretionary Distribution & Retail - 1.3%
55,380	Burlington Stores, Inc.*	12,462,715
	Consumer Durables & Apparel - 1.4%
56,549	Ralph Lauren Corp.	12,720,698
	Consumer Services - 3.5%
619,362	Aramark	20,705,272
126,250	Churchill Downs, Inc.	11,414,262
		32,119,534
	Energy - 2.5%
500,021	Coterra Energy, Inc.	12,280,516
82,102	Diamondback Energy, Inc.	10,838,285
		23,118,801
	Equity Real Estate Investment Trusts (REITs) - 7.3%
470,388	Brixmor Property Group, Inc. REIT	11,717,365
105,259	Lamar Advertising Co. Class A, REIT	11,979,527
387,863	Rexford Industrial Realty, Inc. REIT	12,838,265
54,771	SBA Communications Corp. REIT	13,331,261
257,248	Ventas, Inc. REIT	18,027,940
		67,894,358
	Financial Services - 3.9%
66,061	MarketAxess Holdings, Inc.	14,638,457
31,684	Morningstar, Inc.	9,021,068
90,367	Raymond James Financial, Inc.	12,383,894
		36,043,419
	Food, Beverage & Tobacco - 2.9%
58,511	Hershey Co.	9,782,454
228,636	McCormick & Co., Inc.	17,527,236
		27,309,690
	Health Care Equipment & Services - 7.8%
25,843	Chemed Corp.	15,027,963
186,246	Cooper Cos., Inc.*	15,210,711
161,767	Encompass Health Corp.	18,925,121
88,461	Masimo Corp.*	14,238,683
63,643	Teleflex, Inc.	8,722,273
		72,124,751
	Insurance - 7.8%
63,719	Arthur J Gallagher & Co.	20,434,046
108,808	Assurant, Inc.	20,971,654
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.0% - (continued)
	Insurance - 7.8% - (continued)
94,513	Reinsurance Group of America, Inc.		$17,703,230
198,555	Ryan Specialty Holdings, Inc.		13,007,338
			72,116,268
	Materials - 3.9%
122,777	AptarGroup, Inc.		18,410,411
66,685	Avery Dennison Corp.		11,410,470
72,058	Westlake Corp.		6,660,321
			36,481,202
	Media & Entertainment - 4.7%
582,581	Match Group, Inc.		17,279,353
67,167	Take-Two Interactive Software, Inc.*		15,671,404
191,325	Trade Desk, Inc. Class A*		10,260,760
			43,211,517
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
293,373	Exact Sciences Corp.*		13,389,544
66,699	West Pharmaceutical Services, Inc.		14,092,831
			27,482,375
	Semiconductors & Semiconductor Equipment - 1.7%
106,644	Entegris, Inc.		8,437,673
123,351	Marvell Technology, Inc.		7,199,998
			15,637,671
	Software & Services - 9.6%
201,454	Amdocs Ltd.		17,844,795
234,316	Dolby Laboratories, Inc. Class A		17,993,126
80,897	EPAM Systems, Inc.*		12,693,548
92,118	PTC, Inc.*		14,275,527
97,979	Twilio, Inc. Class A*		9,475,549
60,352	VeriSign, Inc.*		17,026,506
			89,309,051
	Technology Hardware & Equipment - 5.9%
186,449	Ciena Corp.*		12,521,915
144,535	Coherent Corp.*		9,296,491
121,510	Pure Storage, Inc. Class A*		5,511,694
33,368	Teledyne Technologies, Inc.*		15,550,489
46,269	Zebra Technologies Corp. Class A*		11,582,056
			54,462,645
	Utilities - 4.8%
199,900	Alliant Energy Corp.		12,201,896
184,141	Ameren Corp.		18,274,153
189,164	CMS Energy Corp.		13,931,929
			44,407,978
	Total Common Stocks (cost $736,190,792)		$890,499,494
	Total Investments (cost $736,190,792)	96.0%	$890,499,494
	Other Assets and Liabilities	4.0%	37,422,606
	Net Assets	100.0%	$927,922,100
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$890,499,494	$890,499,494	$—	$—
Total	$890,499,494	$890,499,494	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 1.0%
24,124	Patrick Industries, Inc.	$1,857,065
	Banks - 8.2%
100,904	First BanCorp	1,981,755
22,992	First Bancorp/Southern Pines NC	930,256
60,138	First Merchants Corp.	2,143,318
32,437	Pacific Premier Bancorp, Inc.	659,769
24,528	QCR Holdings, Inc.	1,593,094
96,959	Seacoast Banking Corp. of Florida	2,298,898
25,972	SouthState Corp.	2,253,850
44,290	TriCo Bancshares	1,708,708
66,669	United Community Banks, Inc.	1,840,731
		15,410,379
	Capital Goods - 14.9%
32,293	Albany International Corp. Class A	2,123,588
17,884	Enpro, Inc.	2,671,870
23,530	ESCO Technologies, Inc.	3,681,268
196,998	Hayward Holdings, Inc.*	2,625,983
30,178	Helios Technologies, Inc.	822,652
65,194	Hexcel Corp.	3,159,953
85,893	Kornit Digital Ltd.*	1,621,660
28,257	McGrath RentCorp	3,014,174
10,091	Moog, Inc. Class A	1,687,720
29,686	Primoris Services Corp.	1,780,269
18,145	Simpson Manufacturing Co., Inc.	2,788,705
36,364	V2X, Inc.*	1,809,473
		27,787,315
	Commercial & Professional Services - 6.5%
56,464	Interface, Inc.	1,061,523
21,917	Science Applications International Corp.	2,652,614
44,029	UL Solutions, Inc. Class A	2,518,019
94,909	Verra Mobility Corp.*	2,069,016
64,504	WNS Holdings Ltd.*	3,903,782
		12,204,954
	Consumer Discretionary Distribution & Retail - 1.3%
5,865	Group 1 Automotive, Inc.	2,367,290
	Consumer Durables & Apparel - 4.9%
7,318	Cavco Industries, Inc.*	3,613,995
44,845	Malibu Boats, Inc. Class A*	1,280,773
25,070	Oxford Industries, Inc.	1,218,402
22,496	PVH Corp.	1,551,774
164,900	Sonos, Inc.*	1,518,729
		9,183,673
	Consumer Staples Distribution & Retail - 1.6%
52,430	Chefs' Warehouse, Inc.*	2,986,937
	Energy - 3.2%
29,967	Cactus, Inc. Class A	1,136,948
72,004	Flowco Holdings, Inc. Class A*	1,391,117
8,986	Gulfport Energy Corp.*	1,550,085
161,417	Permian Resources Corp.	1,904,721
		5,982,871
	Equity Real Estate Investment Trusts (REITs) - 3.5%
158,853	Douglas Emmett, Inc. REIT	2,196,937
54,413	Smartstop Self Storage, Inc. REIT	1,912,073
43,542	Terreno Realty Corp. REIT	2,452,721
		6,561,731
	Financial Services - 4.8%
161,058	Compass Diversified Holdings	2,768,587
17,185	Houlihan Lokey, Inc.	2,785,345
123,437	P10, Inc. Class A	1,366,447
119,252	Perella Weinberg Partners	2,047,557
		8,967,936
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Food, Beverage & Tobacco - 1.3%
74,427	Darling Ingredients, Inc.*	$2,395,805
	Health Care Equipment & Services - 10.1%
65,409	Castle Biosciences, Inc.*	1,311,451
45,353	Haemonetics Corp.*	2,858,146
31,892	ICU Medical, Inc.*	4,356,128
15,697	iRhythm Technologies, Inc.*	1,677,852
47,898	Kestra Medical Technologies Ltd.*	1,152,426
377,001	NeoGenomics, Inc.*	2,410,922
89,570	Phreesia, Inc.*	2,235,667
41,265	U.S. Physical Therapy, Inc.	2,934,354
		18,936,946
	Insurance - 6.7%
28,289	Axis Capital Holdings Ltd.	2,724,797
58,102	Bowhead Specialty Holdings, Inc.*	2,335,119
77,223	Kemper Corp.	4,565,424
15,468	Reinsurance Group of America, Inc.	2,897,311
		12,522,651
	Materials - 6.1%
21,477	Balchem Corp.	3,362,224
102,714	Element Solutions, Inc.	2,096,393
91,700	Graphic Packaging Holding Co.	2,320,927
12,608	Hawkins, Inc.	1,535,402
25,013	Materion Corp.	2,076,329
		11,391,275
	Media & Entertainment - 0.8%
260,430	Stagwell, Inc.*	1,453,199
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
62,951	Azenta, Inc.*	1,658,129
165,700	Evolus, Inc.*	1,888,980
7,848	Natera, Inc.*	1,184,499
		4,731,608
	Semiconductors & Semiconductor Equipment - 1.9%
22,983	MACOM Technology Solutions Holdings, Inc.*	2,384,486
34,255	Semtech Corp.*	1,070,469
		3,454,955
	Software & Services - 7.0%
36,886	ASGN, Inc.*	1,858,317
125,994	Box, Inc. Class A*	3,933,533
220,195	CCC Intelligent Solutions Holdings, Inc.*	2,039,006
10,009	Commvault Systems, Inc.*	1,672,804
136,435	LiveRamp Holdings, Inc.*	3,569,139
		13,072,799
	Technology Hardware & Equipment - 5.8%
25,304	Ciena Corp.*	1,699,417
39,705	Lumentum Holdings, Inc.*	2,344,183
151,969	Mirion Technologies, Inc.*	2,398,071
420,738	Viavi Solutions, Inc.*	4,451,408
		10,893,079
	Telecommunication Services - 1.6%
120,983	Iridium Communications, Inc.	2,919,320
	Utilities - 3.8%
19,883	Chesapeake Utilities Corp.	2,617,995
The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.5% - (continued)
	Utilities - 3.8% - (continued)
28,876	ONE Gas, Inc.		$2,267,055
38,337	SJW Group		2,175,241
			7,060,291
	Total Common Stocks (cost $144,880,786)		$182,142,079
	Total Investments (cost $144,880,786)	97.5%	$182,142,079
	Other Assets and Liabilities	2.5%	4,662,109
	Net Assets	100.0%	$186,804,188
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$182,142,079	$182,142,079	$—	$—
Total	$182,142,079	$182,142,079	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 2.3%
20,657	Dorman Products, Inc.*	$2,340,438
25,876	Modine Manufacturing Co.*	2,112,517
21,246	Patrick Industries, Inc.	1,635,517
		6,088,472
	Banks - 0.9%
54,939	Synovus Financial Corp.	2,379,958
	Capital Goods - 15.0%
14,816	AeroVironment, Inc.*	2,244,920
4,335	Applied Industrial Technologies, Inc.	1,054,619
50,519	Archer Aviation, Inc. Class A*	420,823
53,856	Atmus Filtration Technologies, Inc.	1,867,188
38,838	AZEK Co., Inc.*	1,924,811
20,606	AZZ, Inc.	1,787,777
14,911	Boise Cascade Co.	1,390,898
17,462	Chart Industries, Inc.*	2,357,021
75,159	Fluor Corp.*	2,622,298
36,294	FTAI Aviation Ltd.	3,887,450
264,334	Hillman Solutions Corp.*	1,847,695
18,264	Moog, Inc. Class A	3,054,654
10,613	MYR Group, Inc.*	1,298,182
46,238	NEXTracker, Inc. Class A*	1,877,725
29,156	Primoris Services Corp.	1,748,485
26,216	Rocket Lab USA, Inc.*	571,247
33,067	Rush Enterprises, Inc. Class A	1,686,086
24,025	SPX Technologies, Inc.*	3,222,954
24,038	Tecnoglass, Inc.	1,713,188
4,272	Valmont Industries, Inc.	1,252,636
14,313	WESCO International, Inc.	2,332,446
		40,163,103
	Commercial & Professional Services - 8.7%
113,987	ACV Auctions, Inc. Class A*	1,674,469
5,814	CACI International, Inc. Class A*	2,662,056
35,951	Casella Waste Systems, Inc. Class A*	4,222,445
35,978	CBIZ, Inc.*	2,450,102
14,808	Clean Harbors, Inc.*	3,168,024
47,576	ExlService Holdings, Inc.*	2,306,484
10,451	Huron Consulting Group, Inc.*	1,408,690
40,761	Innodata, Inc.*	1,541,581
13,628	KBR, Inc.	719,695
143,036	Verra Mobility Corp.*	3,118,185
		23,271,731
	Consumer Discretionary Distribution & Retail - 1.1%
15,478	Boot Barn Holdings, Inc.*	1,614,974
12,626	Ollie's Bargain Outlet Holdings, Inc.*	1,339,745
		2,954,719
	Consumer Durables & Apparel - 2.8%
2,699	Cavco Industries, Inc.*	1,332,901
11,187	Installed Building Products, Inc.	1,855,140
34,530	Kontoor Brands, Inc.	2,076,979
46,193	Smith Douglas Homes Corp.*	898,454
44,212	YETI Holdings, Inc.*	1,262,253
		7,425,727
	Consumer Services - 2.7%
92,755	Sweetgreen, Inc. Class A*	1,806,867
54,339	Universal Technical Institute, Inc.*	1,524,752
6,604	Wingstop, Inc.	1,742,730
26,217	Wyndham Hotels & Resorts, Inc.	2,236,310
		7,310,659
	Consumer Staples Distribution & Retail - 2.1%
34,762	Chefs' Warehouse, Inc.*	1,980,391
20,457	Sprouts Farmers Market, Inc.*	3,498,147
		5,478,538
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Energy - 2.0%
33,632	Cactus, Inc. Class A	$1,275,998
9,523	Gulfport Energy Corp.*	1,642,717
30,465	Kodiak Gas Services, Inc.	1,036,115
37,752	Matador Resources Co.	1,492,714
		5,447,544
	Equity Real Estate Investment Trusts (REITs) - 1.7%
80,111	CareTrust, Inc. REIT	2,344,849
109,323	Independence Realty Trust, Inc. REIT	2,124,146
		4,468,995
	Financial Services - 5.6%
6,957	Evercore, Inc. Class A	1,428,203
20,616	FirstCash Holdings, Inc.	2,761,719
16,218	Hamilton Lane, Inc. Class A	2,505,519
20,463	Mr. Cooper Group, Inc.*	2,435,302
98,077	Remitly Global, Inc.*	1,983,117
29,941	StepStone Group, Inc. Class A	1,497,349
27,774	Stifel Financial Corp.	2,379,954
		14,991,163
	Food, Beverage & Tobacco - 0.6%
21,170	Freshpet, Inc.*	1,556,842
	Health Care Equipment & Services - 10.9%
36,125	Acadia Healthcare Co., Inc.*	845,325
45,900	AtriCure, Inc.*	1,372,869
19,358	Encompass Health Corp.	2,264,692
33,806	Ensign Group, Inc.	4,360,636
15,610	GeneDx Holdings Corp.*	1,043,528
19,747	Glaukos Corp.*	1,861,155
41,576	HealthEquity, Inc.*	3,563,895
19,261	Hims & Hers Health, Inc.*	637,539
18,601	iRhythm Technologies, Inc.*	1,988,261
27,920	Lantheus Holdings, Inc.*	2,913,173
26,858	Merit Medical Systems, Inc.*	2,536,738
82,451	Option Care Health, Inc.*	2,663,992
40,723	RadNet, Inc.*	2,133,071
10,371	TransMedics Group, Inc.*	954,236
		29,139,110
	Household & Personal Products - 2.7%
30,935	BellRing Brands, Inc.*	2,386,326
22,109	Interparfums, Inc.	2,414,303
10,682	WD-40 Co.	2,439,341
		7,239,970
	Insurance - 0.9%
11,500	SiriusPoint Ltd.*	193,200
1,214	White Mountains Insurance Group Ltd.	2,145,684
		2,338,884
	Materials - 4.3%
40,126	ATI, Inc.*	2,182,052
69,368	Axalta Coating Systems Ltd.*	2,254,460
39,721	Cabot Corp.	3,119,688
9,387	Carpenter Technology Corp.	1,836,191
28,541	Commercial Metals Co.	1,271,216
19,799	FMC Corp.	829,974
		11,493,581
	Media & Entertainment - 1.3%
46,705	Atlanta Braves Holdings, Inc. Class C*	1,861,662
54,722	Cargurus, Inc.*	1,530,027
		3,391,689
	Pharmaceuticals, Biotechnology & Life Sciences - 14.0%
21,053	Akero Therapeutics, Inc.*	960,227
143,187	Amicus Therapeutics, Inc.*	1,099,676
21,173	Apellis Pharmaceuticals, Inc.*	406,733
19,093	Apogee Therapeutics, Inc.*	749,400
The accompanying notes are an integral part of these financial statements.

24

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.0% - (continued)
56,679	Avidity Biosciences, Inc.*	$1,850,569
18,466	Axsome Therapeutics, Inc.*	2,073,547
18,921	Biohaven Ltd.*	418,533
20,597	Blueprint Medicines Corp.*	1,843,432
50,690	Celldex Therapeutics, Inc.*	1,055,873
32,724	CG oncology, Inc.*	881,585
43,991	Crinetics Pharmaceuticals, Inc.*	1,468,859
23,914	Cytokinetics, Inc.*	1,024,476
17,050	Disc Medicine, Inc.*	842,611
35,003	Insmed, Inc.*	2,520,216
20,180	Ionis Pharmaceuticals, Inc.*	619,728
27,625	Kymera Therapeutics, Inc.*	946,709
36,010	MBX Biosciences, Inc.*	377,745
14,977	Nuvalent, Inc. Class A*	1,149,485
30,007	Protagonist Therapeutics, Inc.*	1,374,921
36,792	PTC Therapeutics, Inc.*	1,833,713
43,117	Revolution Medicines, Inc.*	1,741,064
37,067	Scholar Rock Holding Corp.*	1,219,875
17,028	Soleno Therapeutics, Inc.*	1,274,716
29,221	Spyre Therapeutics, Inc.*	445,036
21,983	Structure Therapeutics, Inc. ADR*	593,541
56,995	TG Therapeutics, Inc.*	2,593,842
17,507	Ultragenyx Pharmaceutical, Inc.*	682,423
44,530	Vaxcyte, Inc.*	1,595,955
42,278	Veracyte, Inc.*	1,289,479
31,447	Vericel Corp.*	1,195,615
16,788	Verona Pharma PLC ADR*	1,209,911
		37,339,495
	Semiconductors & Semiconductor Equipment - 3.5%
19,594	Cirrus Logic, Inc.*	1,881,808
40,488	Credo Technology Group Holding Ltd.*	1,743,008
9,042	MACOM Technology Solutions Holdings, Inc.*	938,108
18,932	MKS Instruments, Inc.	1,327,890
12,956	Onto Innovation, Inc.*	1,580,243
38,650	Rambus, Inc.*	1,885,734
		9,356,791
	Software & Services - 11.1%
58,402	ACI Worldwide, Inc.*	3,116,331
20,058	Agilysys, Inc.*	1,491,312
5,165	Appfolio, Inc. Class A*	1,066,676
69,878	Aurora Innovation, Inc.*	505,917
120,337	AvePoint, Inc.*	1,967,510
30,620	Bill Holdings, Inc.*	1,395,353
252,532	CCC Intelligent Solutions Holdings, Inc.*	2,338,446
107,621	Clearwater Analytics Holdings, Inc. Class A*	2,447,302
17,203	Commvault Systems, Inc.*	2,875,137
85,347	Grid Dynamics Holdings, Inc.*	1,208,514
34,172	Intapp, Inc.*	1,854,173
139,350	Jamf Holding Corp.*	1,612,279
24,637	Pegasystems, Inc.	2,268,575
25,785	Sprout Social, Inc. Class A*	539,164
16,089	SPS Commerce, Inc.*	2,308,932
47,999	Unity Software, Inc.*	1,011,339
38,052	Varonis Systems, Inc.*	1,630,148
		29,637,108
	Technology Hardware & Equipment - 3.3%
6,217	Fabrinet*	1,274,858
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware & Equipment - 3.3% - (continued)
15,418	Insight Enterprises, Inc.*		$2,132,001
21,097	Lumentum Holdings, Inc.*		1,245,567
60,827	Napco Security Technologies, Inc.		1,389,897
20,323	PAR Technology Corp.*		1,186,863
141,500	Viavi Solutions, Inc.*		1,497,070
			8,726,256
	Transportation - 0.6%
12,306	Ryder System, Inc.		1,694,167
	Utilities - 0.8%
15,375	Chesapeake Utilities Corp.		2,024,426
	Total Common Stocks (cost $239,184,983)		$263,918,928
EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
4,114	iShares Russell 2000 Growth ETF		$1,043,104
	Total Exchange-Traded Funds (cost $956,426)		$1,043,104
	Total Long-Term Investments (cost $240,141,409)		$264,962,032
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 262,569	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $262,601; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $267,959		$262,569
	Total Short-Term Investments (cost $262,569)		$262,569
	Total Investments (cost $240,403,978)	99.4%	$265,224,601
	Other Assets and Liabilities	0.6%	1,694,302
	Net Assets	100.0%	$266,918,903
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$263,918,928	$263,918,928	$—	$—
Exchange-Traded Funds	1,043,104	1,043,104	—	—
Short-Term Investments	262,569	—	262,569	—
Total	$265,224,601	$264,962,032	$262,569	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 1.5%
61,690	Phinia, Inc.	$2,476,854
	Banks - 18.5%
99,902	Atlantic Union Bankshares Corp.	2,767,285
66,245	Bank OZK	2,822,037
128,084	Cadence Bank	3,747,738
116,955	Columbia Banking System, Inc.	2,622,131
182,639	CVB Financial Corp.	3,386,127
126,162	First Hawaiian, Inc.	2,884,063
106,215	First Interstate BancSystem, Inc. Class A	2,782,302
198,570	FNB Corp.	2,599,281
137,404	Home BancShares, Inc.	3,812,961
113,372	Pacific Premier Bancorp, Inc.	2,305,987
		29,729,912
	Capital Goods - 7.0%
64,263	Air Lease Corp.	3,004,938
123,282	Kennametal, Inc.	2,401,533
37,180	MSC Industrial Direct Co., Inc. Class A	2,843,527
84,435	Spirit AeroSystems Holdings, Inc. Class A*	3,039,660
		11,289,658
	Commercial & Professional Services - 7.2%
141,233	CoreCivic, Inc.*	3,197,515
68,485	Loomis AB	2,850,443
152,482	MillerKnoll, Inc.	2,500,705
37,262	TriNet Group, Inc.	2,918,733
		11,467,396
	Consumer Durables & Apparel - 9.1%
68,668	Carter's, Inc.	2,269,477
46,357	Helen of Troy Ltd.*	1,291,506
349,930	Leggett & Platt, Inc.	3,366,327
77,382	Malibu Boats, Inc. Class A*	2,210,030
117,351	Steven Madden Ltd.	2,464,371
75,512	Sturm Ruger & Co., Inc.	3,070,318
		14,672,029
	Consumer Services - 5.4%
29,110	Adtalem Global Education, Inc.*	3,091,482
59,311	Cracker Barrel Old Country Store, Inc.	2,532,580
39,192	Monarch Casino & Resort, Inc.	3,064,422
		8,688,484
	Energy - 2.9%
112,415	ChampionX Corp.	2,712,574
233,297	Select Water Solutions, Inc.	1,987,690
		4,700,264
	Equity Real Estate Investment Trusts (REITs) - 3.2%
267,006	Pebblebrook Hotel Trust REIT	2,416,404
463,440	Piedmont Office Realty Trust, Inc. Class A, REIT	2,738,931
		5,155,335
	Financial Services - 11.3%
65,789	Bread Financial Holdings, Inc.	3,121,688
106,468	EZCORP, Inc. Class A*	1,742,881
240,753	Navient Corp.	2,980,522
105,010	PROG Holdings, Inc.	2,768,064
110,897	Radian Group, Inc.	3,542,050
354,133	Repay Holdings Corp.*	1,416,532
227,291	Rithm Capital Corp. REIT	2,541,114
		18,112,851
	Food, Beverage & Tobacco - 1.8%
158,623	WK Kellogg Co.	2,844,110
	Health Care Equipment & Services - 4.2%
129,296	Integra LifeSciences Holdings Corp.*	2,119,161
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Health Care Equipment & Services - 4.2% - (continued)
87,464	Omnicell, Inc.*		$2,734,125
451,445	Veradigm, Inc.*		1,918,641
			6,771,927
	Household & Personal Products - 1.5%
88,675	Energizer Holdings, Inc.		2,397,772
	Insurance - 5.2%
43,567	Kemper Corp.		2,575,681
333,853	Lancashire Holdings Ltd.		2,512,945
189,747	SiriusPoint Ltd.*		3,187,749
			8,276,375
	Materials - 3.5%
34,659	Kaiser Aluminum Corp.		2,234,119
160,605	Mativ Holdings, Inc.		820,692
61,735	Sonoco Products Co.		2,531,135
			5,585,946
	Media & Entertainment - 1.7%
473,639	National CineMedia, Inc.*		2,713,951
	Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
74,861	Pacira BioSciences, Inc.*		2,013,761
	Semiconductors & Semiconductor Equipment - 3.5%
127,836	Ichor Holdings Ltd.*		2,528,596
61,274	Silicon Motion Technology Corp. ADR		3,033,063
			5,561,659
	Software & Services - 4.4%
204,097	Adeia, Inc.		2,512,434
225,593	NCR Voyix Corp.*		1,933,332
348,180	Xperi, Inc.*		2,573,050
			7,018,816
	Utilities - 3.9%
45,340	Spire, Inc.		3,470,324
82,871	UGI Corp.		2,717,340
			6,187,664
	Total Common Stocks (cost $155,519,352)		$155,664,764
EXCHANGE-TRADED FUNDS - 2.5%
	Other Investment Pools & Funds - 2.5%
27,528	iShares Russell 2000 Value ETF		$3,986,054
	Total Exchange-Traded Funds (cost $4,163,431)		$3,986,054
	Total Long-Term Investments (cost $159,682,783)		$159,650,818
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 101,753	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $101,765; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $103,893		$101,753
	Total Short-Term Investments (cost $101,753)		$101,753
	Total Investments (cost $159,784,536)	99.7%	$159,752,571
	Other Assets and Liabilities	0.3%	491,098
	Net Assets	100.0%	$160,243,669
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$155,664,764	$150,301,376	$5,363,388	$—
Exchange-Traded Funds	3,986,054	3,986,054	—	—
Short-Term Investments	101,753	—	101,753	—
Total	$159,752,571	$154,287,430	$5,465,141	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Small Company Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7%
	Automobiles & Components - 0.6%
41,606	Visteon Corp.*	$3,294,779
	Banks - 1.1%
210,918	Cadence Bank	6,171,461
	Capital Goods - 16.7%
32,423	Acuity, Inc.	7,898,567
238,082	Ameresco, Inc. Class A*	2,530,812
85,660	Applied Industrial Technologies, Inc.	20,839,365
310,045	AZEK Co., Inc.*	15,365,830
8,472	Comfort Systems USA, Inc.	3,368,044
18,336	Curtiss-Wright Corp.	6,323,903
207,572	Fluor Corp.*	7,242,187
58,368	FTAI Aviation Ltd.	6,251,796
135,744	NEXTracker, Inc. Class A*	5,512,564
138,796	Rush Enterprises, Inc. Class A	7,077,208
367,959	Shoals Technologies Group, Inc. Class A*	1,328,332
306,886	Zurn Elkay Water Solutions Corp.	10,421,848
		94,160,456
	Commercial & Professional Services - 9.5%
103,366	Casella Waste Systems, Inc. Class A*	12,140,337
336,853	ExlService Holdings, Inc.*	16,330,633
77,999	GEO Group, Inc.*	2,439,809
55,640	TriNet Group, Inc.	4,358,281
626,671	Verra Mobility Corp.*	13,661,428
72,386	WNS Holdings Ltd.*	4,380,801
		53,311,289
	Consumer Discretionary Distribution & Retail - 3.0%
62,861	Boot Barn Holdings, Inc.*	6,558,917
62,727	Global-e Online Ltd.*	2,252,526
63,860	Ollie's Bargain Outlet Holdings, Inc.*	6,776,185
26,907	Tory Burch LLC*(1)(2)	1,273,260
		16,860,888
	Consumer Durables & Apparel - 1.9%
124,053	Champion Homes, Inc.*	10,730,585
	Consumer Services - 5.2%
892,679	Genius Sports Ltd.*	9,632,007
120,694	H&R Block, Inc.	7,286,297
94,505	Life Time Group Holdings, Inc.*	2,897,523
42,634	Stride, Inc.*	6,064,687
94,388	Sweetgreen, Inc. Class A*	1,838,678
6,588	Wingstop, Inc.	1,738,507
		29,457,699
	Consumer Staples Distribution & Retail - 1.3%
41,997	Sprouts Farmers Market, Inc.*	7,181,487
	Energy - 2.0%
85,104	Cactus, Inc. Class A	3,228,846
193,781	Viper Energy, Inc.	7,815,187
		11,044,033
	Equity Real Estate Investment Trusts (REITs) - 3.2%
276,149	American Healthcare, Inc. REIT	8,914,090
267,864	Phillips Edison & Co., Inc. REIT	9,294,881
		18,208,971
	Financial Services - 4.5%
236,769	HA Sustainable Infrastructure Capital, Inc.	5,914,490
57,935	Hamilton Lane, Inc. Class A	8,950,378
72,813	PJT Partners, Inc. Class A	10,318,330
		25,183,198
	Food, Beverage & Tobacco - 0.3%
21,348	Freshpet, Inc.*	1,569,932
	Health Care Equipment & Services - 9.4%
603,873	Alignment Healthcare, Inc.*	10,700,629
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Health Care Equipment & Services - 9.4% - (continued)
75,941	GeneDx Holdings Corp.*	$5,076,656
75,759	Glaukos Corp.*	7,140,286
94,180	HealthEquity, Inc.*	8,073,110
163,175	Hims & Hers Health, Inc.*	5,401,092
55,024	Lantheus Holdings, Inc.*	5,741,204
28,271	PACS Group, Inc.*	272,250
101,537	PROCEPT BioRobotics Corp.*	5,480,967
53,662	TransMedics Group, Inc.*	4,937,441
		52,823,635
	Household & Personal Products - 1.3%
93,628	BellRing Brands, Inc.*	7,222,464
	Insurance - 2.0%
193,052	Beazley PLC	2,287,409
527,829	SiriusPoint Ltd.*	8,867,527
		11,154,936
	Materials - 2.1%
153,984	Cabot Corp.	12,093,903
	Media & Entertainment - 2.6%
184,944	Cargurus, Inc.*	5,171,034
176,002	Criteo SA ADR*	5,994,628
114,688	Ziff Davis, Inc.*	3,386,737
		14,552,399
	Pharmaceuticals, Biotechnology & Life Sciences - 14.1%
62,448	Akero Therapeutics, Inc.*	2,848,253
305,662	Amicus Therapeutics, Inc.*	2,347,484
46,510	Apellis Pharmaceuticals, Inc.*	893,457
61,424	Apogee Therapeutics, Inc.*	2,410,892
98,271	Avidity Biosciences, Inc.*	3,208,548
20,244	Axsome Therapeutics, Inc.*	2,273,199
59,200	Biohaven Ltd.*	1,309,504
50,317	Blueprint Medicines Corp.*	4,503,371
130,281	Celldex Therapeutics, Inc.*	2,713,753
119,245	Crinetics Pharmaceuticals, Inc.*	3,981,591
71,652	Cytokinetics, Inc.*	3,069,572
60,710	Disc Medicine, Inc.*	3,000,288
97,373	Insmed, Inc.*	7,010,856
30,774	Janux Therapeutics, Inc.*	1,021,697
49,766	Kymera Therapeutics, Inc.*	1,705,481
36,061	Merus NV*	1,641,136
47,372	Nurix Therapeutics, Inc.*	546,199
47,689	Nuvalent, Inc. Class A*	3,660,131
68,091	Protagonist Therapeutics, Inc.*	3,119,930
38,157	Prothena Corp. PLC*	351,044
77,428	PTC Therapeutics, Inc.*	3,859,011
141,655	Revolution Medicines, Inc.*	5,720,029
74,836	Scholar Rock Holding Corp.*	2,462,853
24,872	Soleno Therapeutics, Inc.*	1,861,918
57,142	Structure Therapeutics, Inc. ADR*	1,542,834
83,849	Vaxcyte, Inc.*	3,005,148
74,344	Vericel Corp.*	2,826,559
89,194	Verona Pharma PLC ADR*	6,428,212
		79,322,950
	Semiconductors & Semiconductor Equipment - 2.9%
65,689	Credo Technology Group Holding Ltd.*	2,827,911
44,320	MKS Instruments, Inc.	3,108,605
54,245	SiTime Corp.*	7,966,421
17,428	Universal Display Corp.	2,189,480
		16,092,417
	Software & Services - 7.4%
48,368	Agilysys, Inc.*	3,596,161
700,993	AvePoint, Inc.*	11,461,235
352,767	Clearwater Analytics Holdings, Inc. Class A*	8,021,922
38,163	CyberArk Software Ltd.*	13,439,482
The accompanying notes are an integral part of these financial statements.

29

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.7% - (continued)
	Software & Services - 7.4% - (continued)
137,076	Freshworks, Inc. Class A*		$2,024,612
55,457	Intapp, Inc.*		3,009,097
			41,552,509
	Technology Hardware & Equipment - 2.6%
129,799	Calix, Inc.*		5,310,077
47,371	Novanta, Inc.*		5,630,517
64,635	PAR Technology Corp.*		3,774,684
			14,715,278
	Total Common Stocks (cost $447,712,119)		$526,705,269
EXCHANGE-TRADED FUNDS - 4.9%
	Other Investment Pools & Funds - 4.9%
108,822	iShares Russell 2000 Growth ETF		$27,591,818
	Total Exchange-Traded Funds (cost $25,890,312)		$27,591,818
	Total Long-Term Investments (cost $473,602,431)		$554,297,087
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 1,588,874	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,589,067; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,620,672		$1,588,874
	Total Short-Term Investments (cost $1,588,874)		$1,588,874
	Total Investments (cost $475,191,305)	98.9%	$555,885,961
	Other Assets and Liabilities	1.1%	5,958,435
	Net Assets	100.0%	$561,844,396
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,273,260 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$2,108,912	$1,273,260

(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$526,705,269	$523,144,600	$2,287,409	$1,273,260
Exchange-Traded Funds	27,591,818	27,591,818	—	—
Short-Term Investments	1,588,874	—	1,588,874	—
Total	$555,885,961	$550,736,418	$3,876,283	$1,273,260

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

30

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

31

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$5,496,117,057	$9,869,410,206	$17,008,470,281	$4,633,350,816	$5,077,991,328	$858,340,620
Repurchase agreements	16,946,858	10,176,872	8,153,335	25,599,589	20,680,037	191,730
Cash	66,262,134	39,540,344	31,744,025	99,268,229	80,515,781	829,276
Cash collateral due from broker on futures contracts	6,722,618	—	—	—	—	—
Foreign currency	—	—	2,370,537	649	—	336,231
Receivables:
Investment securities sold	15,980,508	12,348,933	—	24,983,326	—	2,038,283
Fund shares sold	581,666	12,055,579	11,330,528	2,676,312	2,190,639	101,700
Dividends and interest	2,310,400	4,214,623	9,191,577	2,979,131	370,991	456,031
Securities lending income	2,065	—	5,533	—	—	—
Variation margin on futures contracts	65,946	—	—	—	—	—
Tax reclaims	381,665	—	7,582,145	3,040,965	55,282	509,720
Other assets	104,780	207,814	218,520	106,851	136,537	123,947
Total assets	5,605,475,697	9,947,954,371	17,079,066,481	4,792,005,868	5,181,940,595	862,927,538
Liabilities:
Obligation to return securities lending collateral	594,750	—	52,991,250	—	—	—
Payables:
Investment securities purchased	19,047,405	—	—	1,351,100	21,304,723	—
Fund shares redeemed	3,714,289	6,003,295	12,241,504	2,673,353	3,575,884	586,935
Investment management fees	2,990,255	2,628,812	8,225,476	2,384,558	2,834,676	613,999
Transfer agent fees	1,340,030	1,493,828	2,412,200	839,648	1,054,556	283,291
Accounting services fees	237,851	394,272	694,692	204,770	197,503	52,275
Chief Compliance Officer fees	6,279	10,643	18,624	5,232	5,384	1,065
Board of Directors' fees	20,689	34,047	62,569	18,228	15,584	3,972
Distribution fees	92,773	66,450	115,074	44,646	66,395	13,822
Accrued expenses	186,310	245,018	440,942	167,184	135,754	58,983
Total liabilities	28,230,631	10,876,365	77,202,331	7,688,719	29,190,459	1,614,342
Net assets	$5,577,245,066	$9,937,078,006	$17,001,864,150	$4,784,317,149	$5,152,750,136	$861,313,196
Summary of Net Assets:
Capital stock and paid-in-capital	$4,260,397,516	$5,084,584,214	$11,553,788,167	$3,776,924,857	$3,533,558,553	$627,831,172
Distributable earnings (loss)	1,316,847,550	4,852,493,792	5,448,075,983	1,007,392,292	1,619,191,583	233,482,024
Net assets	$5,577,245,066	$9,937,078,006	$17,001,864,150	$4,784,317,149	$5,152,750,136	$861,313,196
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010
Class A:Net asset value per share	$39.25	$50.14	$32.65	$20.02	$53.47	$34.40
Maximum offering price per share	41.53	53.06	34.55	21.19	56.58	36.40
Shares outstanding	108,338,505	36,831,090	144,531,332	89,920,172	52,511,917	15,863,834
Net Assets	$4,251,840,770	$1,846,664,090	$4,718,956,357	$1,799,792,633	$2,807,811,175	$545,665,297
Class C:Net asset value per share	$22.81	$44.34	$30.98	$19.89	$52.80	$23.11
Shares outstanding	2,256,413	6,739,068	5,800,395	3,792,391	1,506,020	1,036,537
Net Assets	$51,473,893	$298,789,997	$179,681,750	$75,433,563	$79,522,152	$23,957,541
Class I:Net asset value per share	$39.60	$50.34	$32.41	$19.82	$59.58	$37.73
Shares outstanding	11,956,636	56,296,510	126,566,320	65,447,317	18,921,192	5,690,091
Net Assets	$473,494,220	$2,833,685,808	$4,102,330,994	$1,296,955,831	$1,127,306,856	$214,712,365
Class R3:Net asset value per share	$46.16	$51.04	$33.34	$20.09	$52.20	$34.99
Shares outstanding	562,826	1,019,351	1,543,391	985,966	610,517	463,880
Net Assets	$25,981,610	$52,032,046	$51,459,402	$19,803,506	$31,869,895	$16,230,745
Class R4:Net asset value per share	$49.04	$52.20	$33.69	$20.12	$59.13	$38.59
Shares outstanding	396,879	2,035,536	2,467,422	1,875,880	838,987	207,023
Net Assets	$19,464,552	$106,248,364	$83,116,751	$37,747,191	$49,605,310	$7,988,699
Class R5:Net asset value per share	$50.50	$50.83	$33.88	$20.29	$65.50	$42.01
Shares outstanding	351,780	2,684,158	3,584,713	2,343,113	123,969	40,904
Net Assets	$17,763,257	$136,440,799	$121,448,767	$47,538,310	$8,119,636	$1,718,516
The accompanying notes are an integral part of these financial statements.

32

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R6:Net asset value per share	$50.96	$51.11	$33.88	$20.37	$67.71	$42.96
Shares outstanding	561,218	22,221,468	29,585,823	9,313,779	438,312	133,858
Net Assets	$28,598,001	$1,135,641,462	$1,002,322,339	$189,715,797	$29,677,394	$5,751,174
Class Y:Net asset value per share	$51.01	$51.09	$33.88	$20.38	$67.36	$42.77
Shares outstanding	455,709	7,974,419	14,435,318	4,499,342	1,514,624	495,248
Net Assets	$23,247,944	$407,448,819	$489,120,041	$91,681,052	$102,022,138	$21,183,757
Class F:Net asset value per share	$39.59	$50.38	$32.38	$19.81	$60.22	$38.07
Shares outstanding	17,311,224	61,937,829	193,125,702	61,855,308	15,224,395	633,234
Net Assets	$685,380,819	$3,120,126,621	$6,253,427,749	$1,225,649,266	$916,815,580	$24,105,102
Cost of investments	$4,226,760,295	$5,589,456,154	$12,219,754,295	$3,959,162,013	$3,727,459,798	$608,445,237
Cost of foreign currency	$—	$—	$2,369,909	$629	$—	$377,807
(1) Includes Investment in securities on loan, at market value	$580,110	$—	$51,686,850	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

33

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Assets:
Investments in securities, at market value	$4,361,200,213	$1,032,893,986	$890,499,494	$182,142,079	$264,962,032	$159,650,818
Repurchase agreements	2,728,433	2,345,931	—	—	262,569	101,753
Cash	13,201,472	9,097,413	28,411,098	4,915,545	1,174,402	398,267
Receivables:
From affiliates	—	—	—	10,570	—	6,272
Investment securities sold	—	13,202,824	9,507,428	228,727	703,519	—
Fund shares sold	1,416,965	1,019,447	745,410	44,811	652,005	206,336
Dividends and interest	1,584,599	175,150	485,840	24,454	5,412	41,528
Other assets	103,809	136,893	91,249	75,647	72,221	73,226
Total assets	4,380,235,491	1,058,871,644	929,740,519	187,441,833	267,832,160	160,478,200
Liabilities:
Payables:
Investment securities purchased	—	8,524,312	—	234,856	477,950	—
Fund shares redeemed	14,826,310	857,186	926,814	172,737	107,101	70,759
Investment management fees	2,503,999	591,834	565,170	137,474	177,164	91,486
Transfer agent fees	935,634	180,803	218,077	50,017	104,124	39,287
Accounting services fees	215,662	46,576	43,350	11,075	15,997	5,800
Chief Compliance Officer fees	5,471	1,078	1,001	239	347	125
Board of Directors' fees	20,068	3,563	3,380	875	1,346	400
Distribution fees	42,916	8,579	5,687	949	3,166	1,101
Accrued expenses	334,177	96,174	54,940	29,423	26,062	25,573
Total liabilities	18,884,237	10,310,105	1,818,419	637,645	913,257	234,531
Net assets	$4,361,351,254	$1,048,561,539	$927,922,100	$186,804,188	$266,918,903	$160,243,669
Summary of Net Assets:
Capital stock and paid-in-capital	$3,147,505,481	$1,033,029,353	$698,992,494	$137,368,368	$229,397,484	$158,447,483
Distributable earnings (loss)	1,213,845,773	15,532,186	228,929,606	49,435,820	37,521,419	1,796,186
Net assets	$4,361,351,254	$1,048,561,539	$927,922,100	$186,804,188	$266,918,903	$160,243,669
Shares authorized	1,105,000,000	485,000,000	500,000,000	500,000,000	22,100,000,000	860,000,000
Par value	$0.0050	$0.0010	$0.0001	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$23.06	$14.19	$17.02	$25.48	$33.77	$10.93
Maximum offering price per share	24.40	15.02	18.01	26.96	35.74	11.57
Shares outstanding	74,446,063	27,395,708	11,086,381	1,142,010	4,001,946	4,366,938
Net Assets	$1,716,612,651	$388,712,254	$188,689,390	$29,100,047	$135,138,725	$47,719,659
Class C:Net asset value per share	$23.17	$9.70	$16.66	$25.00	$35.29	$9.07
Shares outstanding	2,845,269	310,909	1,286,747	139,401	32,878	123,050
Net Assets	$65,933,279	$3,017,169	$21,438,253	$3,484,572	$1,160,166	$1,116,476
Class I:Net asset value per share	$24.74	$14.43	$18.02	$27.46	$37.41	$10.95
Shares outstanding	26,699,678	11,117,460	26,850,031	4,026,506	1,077,418	1,095,355
Net Assets	$660,527,474	$160,442,891	$483,807,131	$110,567,220	$40,310,908	$11,991,896
Class R3:Net asset value per share	$26.99	$15.34	$17.39	$26.31	$32.45	$11.51
Shares outstanding	1,578,827	411,139	97,296	45,329	141,061	48,168
Net Assets	$42,606,817	$6,307,642	$1,691,690	$1,192,618	$4,577,313	$554,175
Class R4:Net asset value per share	$29.41	$15.96	$17.85	$27.01	$36.24	$11.71
Shares outstanding	1,032,105	270,627	29,876	18,858	153,842	14,116
Net Assets	$30,358,831	$4,317,929	$533,292	$509,288	$5,574,597	$165,341
Class R5:Net asset value per share	$31.36	$16.29	$17.98	$27.46	$40.43	$11.67
Shares outstanding	1,017,153	153,132	41,446	7,615	24,087	6,401
Net Assets	$31,897,355	$2,494,039	$745,321	$209,112	$973,784	$74,709
Class R6:Net asset value per share	$32.07	$14.43	$—	$—	$41.69	$11.67
Shares outstanding	7,417,773	286,365	—	—	864,016	801,264
Net Assets	$237,895,080	$4,132,807	$—	$—	$36,016,671	$9,348,915
The accompanying notes are an integral part of these financial statements.

34

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Class Y:Net asset value per share	$31.89	$16.35	$18.01	$27.49	$41.65	$11.64
Shares outstanding	3,508,285	351,800	2,549,653	252,434	303,542	5,498,701
Net Assets	$111,887,309	$5,750,979	$45,912,566	$6,938,282	$12,641,100	$64,015,842
Class F:Net asset value per share	$24.99	$14.44	$18.03	$27.60	$37.84	$10.93
Shares outstanding	58,563,838	32,794,195	7,169,092	455,404	806,802	2,309,852
Net Assets	$1,463,632,458	$473,385,829	$129,241,702	$12,570,848	$30,525,639	$25,256,656
Class SDR:Net asset value per share	$—	$—	$18.07	$27.64	$—	$—
Shares outstanding	—	—	3,091,421	804,293	—	—
Net Assets	$—	$—	$55,862,755	$22,232,201	$—	$—
Cost of investments	$3,668,841,712	$956,297,359	$736,190,792	$144,880,786	$240,403,978	$159,784,536
The accompanying notes are an integral part of these financial statements.

35

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

The Hartford Small Company Fund
Assets:
Investments in securities, at market value	$554,297,087
Repurchase agreements	1,588,874
Cash	6,252,686
Receivables:
Investment securities sold	259,229
Fund shares sold	326,118
Dividends and interest	33,161
Other assets	71,203
Total assets	562,828,358
Liabilities:
Payables:
Fund shares redeemed	354,637
Investment management fees	364,092
Transfer agent fees	140,914
Accounting services fees	31,089
Chief Compliance Officer fees	641
Board of Directors' fees	2,173
Distribution fees	6,405
Accrued expenses	84,011
Total liabilities	983,962
Net assets	$561,844,396
Summary of Net Assets:
Capital stock and paid-in-capital	$600,925,848
Distributable earnings (loss)	(39,081,452)
Net assets	$561,844,396
Shares authorized	525,000,000
Par value	$0.0010
Class A:Net asset value per share	$18.20
Maximum offering price per share	19.26
Shares outstanding	15,463,577
Net Assets	$281,430,778
Class C:Net asset value per share	$16.29
Shares outstanding	85,667
Net Assets	$1,395,156
Class I:Net asset value per share	$20.32
Shares outstanding	975,429
Net Assets	$19,825,222
Class R3:Net asset value per share	$20.45
Shares outstanding	435,356
Net Assets	$8,901,843
Class R4:Net asset value per share	$22.99
Shares outstanding	305,924
Net Assets	$7,033,190
Class R5:Net asset value per share	$25.49
Shares outstanding	64,770
Net Assets	$1,650,923
Class R6:Net asset value per share	$26.44
Shares outstanding	320,007
Net Assets	$8,462,320
Class Y:Net asset value per share	$26.26
Shares outstanding	147,892
Net Assets	$3,884,170
The accompanying notes are an integral part of these financial statements.

36

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

The Hartford Small Company Fund
Class F:Net asset value per share	$20.61
Shares outstanding	11,121,478
Net Assets	$229,260,794
Cost of investments	$475,191,305
The accompanying notes are an integral part of these financial statements.

37

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$42,416,191	$61,265,402	$210,725,212	$74,039,111	$9,226,482	$4,411,463
Interest	2,876,664	1,381,533	7,027,817	2,959,394	1,247,233	77,523
Securities lending — net	21,357	—	134,591	23,269	7,072	911
Less: Foreign tax withheld	(325,040)	—	(3,479,198)	(1,067,784)	—	(39,832)
Total investment income, net	44,989,172	62,646,935	214,408,422	75,953,990	10,480,787	4,450,065
Expenses:
Investment management fees	20,310,502	17,312,254	53,505,524	15,249,125	19,670,062	4,104,411
Transfer agent fees
Class A	2,448,172	857,183	2,050,569	745,165	1,408,601	393,284
Class C	45,971	170,304	110,167	45,647	62,070	25,956
Class I	252,603	1,749,332	2,575,074	825,609	678,359	134,538
Class R3	31,907	59,601	56,760	23,040	33,841	18,920
Class R4	18,627	93,856	69,560	33,770	40,705	6,909
Class R5	10,929	83,386	75,760	26,621	4,807	1,104
Class R6	611	15,133	20,272	3,850	627	119
Class Y	14,256	212,700	293,039	52,445	45,802	13,602
Class F	2,631	17,778	35,031	8,268	8,418	402
Distribution fees
Class A	5,831,256	2,419,609	6,176,056	2,327,732	3,813,181	742,912
Class C	292,330	1,668,064	979,070	418,413	458,537	139,318
Class R3	72,517	138,652	132,328	52,525	83,649	43,239
Class R4	27,397	144,156	108,770	49,961	67,964	11,058
Custodian fees	12,345	17,074	31,705	11,572	10,746	11,380
Registration and filing fees	78,476	148,509	184,129	88,346	107,161	83,865
Accounting services fees	464,375	775,760	1,342,837	385,815	406,016	89,577
Board of Directors' fees	76,934	130,238	225,550	62,766	68,727	12,115
Chief Compliance Officer fees	6,315	10,705	18,568	5,137	5,695	950
Audit and tax fees	17,404	15,235	33,432	20,434	16,600	18,067
Other expenses	232,646	365,240	714,350	222,474	200,162	62,135
Total expenses (before waivers, reimbursements and fees paid indirectly)	30,248,204	26,404,769	68,738,551	20,658,715	27,191,730	5,913,861
Transfer agent fee waivers	—	(210,429)	(234,241)	(85,521)	(444)	—
Distribution fee reimbursements	(118,038)	(29,157)	(64,086)	(7,145)	(122,723)	(11,127)
Commission recapture	(53,287)	(9,352)	(84,274)	(13,918)	(5,633)	(1,228)
Total waivers, reimbursements and fees paid indirectly	(171,325)	(248,938)	(382,601)	(106,584)	(128,800)	(12,355)
Total expenses	30,076,879	26,155,831	68,355,950	20,552,131	27,062,930	5,901,506
Net Investment Income (Loss)	14,912,293	36,491,104	146,052,472	55,401,859	(16,582,143)	(1,451,441)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	119,340,908	568,157,510	658,474,203	321,216,551	339,422,419	(5,009,029)
Futures contracts	(5,220,049)	—	—	—	—	—
Other foreign currency transactions	11,298	—	215,216	(48,068)	—	(43,589)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	114,132,157	568,157,510	658,689,419	321,168,483	339,422,419	(5,052,618)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(429,710,678)	(700,357,253)	(1,278,629,917)	(419,456,713)	(456,867,369)	(69,847,214)
Futures contracts	2,288,372	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	—	—	(39,617)	129,050	—	65,043
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(427,422,306)	(700,357,253)	(1,278,669,534)	(419,327,663)	(456,867,369)	(69,782,171)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(313,290,149)	(132,199,743)	(619,980,115)	(98,159,180)	(117,444,950)	(74,834,789)
The accompanying notes are an integral part of these financial statements.

38

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$(298,377,856)	$(95,708,639)	$(473,927,643)	$(42,757,321)	$(134,027,093)	$(76,286,230)
The accompanying notes are an integral part of these financial statements.

39

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Investment Income:
Dividends	$15,181,310	$9,933,210	$6,314,474	$1,181,158	$787,058	$1,825,884
Interest	753,878	297,862	867,512	169,732	45,964	23,432
Securities lending — net	13,771	393	228	190	13,378	118
Less: Foreign tax withheld	(531)	—	(8,873)	(12,722)	—	—
Total investment income, net	15,948,428	10,231,465	7,173,341	1,338,358	846,400	1,849,434
Expenses:
Investment management fees	18,273,928	3,711,415	3,751,776	986,106	1,292,604	497,686
Transfer agent fees
Class A	1,183,338	286,482	96,334	24,026	181,689	51,414
Class C	70,480	4,068	18,765	3,764	1,796	1,656
Class I	447,096	47,508	309,643	69,914	27,834	18,036
Class R3	54,578	7,572	1,912	1,394	5,421	728
Class R4	32,484	3,968	443	444	6,455	151
Class R5	21,208	1,551	460	145	4,940	66
Class R6	5,910	14	—	—	711	205
Class Y	87,028	3,819	29,016	4,404	11,239	6,925
Class F	26,198	5,452	1,648	251	180	178
Class SDR	—	—	1,143	572	—	—
Distribution fees
Class A	2,438,842	536,776	234,639	40,820	199,998	68,086
Class C	427,078	18,918	151,325	21,230	7,373	6,623
Class R3	124,041	17,264	4,470	3,236	12,348	1,657
Class R4	47,771	5,835	651	673	9,493	226
Custodian fees	14,309	2,646	4,412	4,808	2,150	2,575
Registration and filing fees	81,379	75,106	72,335	60,506	61,492	61,069
Accounting services fees	408,735	87,284	83,095	21,913	31,974	12,345
Board of Directors' fees	66,514	13,335	12,527	2,867	4,262	1,605
Chief Compliance Officer fees	5,381	1,089	1,028	225	342	133
Audit and tax fees	15,250	15,257	16,062	13,278	15,286	12,536
Other expenses	368,368	104,422	62,228	22,609	25,802	15,523
Total expenses (before waivers, reimbursements and fees paid indirectly)	24,199,916	4,949,781	4,853,912	1,283,185	1,903,389	759,423
Expense waivers	—	—	—	(45,009)	—	(20,633)
Transfer agent fee waivers	—	—	(10,299)	—	(3,948)	—
Distribution fee reimbursements	(29,020)	(5,071)	(343)	(896)	(8,184)	(1,985)
Commission recapture	(3,952)	(12,832)	—	—	(1,619)	—
Total waivers, reimbursements and fees paid indirectly	(32,972)	(17,903)	(10,642)	(45,905)	(13,751)	(22,618)
Total expenses	24,166,944	4,931,878	4,843,270	1,237,280	1,889,638	736,805
Net Investment Income (Loss)	(8,218,516)	5,299,587	2,330,071	101,078	(1,043,238)	1,112,629
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	630,223,604	(22,010,701)	77,308,614	17,033,174	20,975,942	4,724,622
Other foreign currency transactions	2,809	—	27	—	—	2,545
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	630,226,413	(22,010,701)	77,308,641	17,033,174	20,975,942	4,727,167
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	(894,945,047)	(88,156,890)	(135,223,769)	(28,371,516)	(58,357,025)	(21,833,645)
Net Changes in Unrealized Appreciation (Depreciation)	(894,945,047)	(88,156,890)	(135,223,769)	(28,371,516)	(58,357,025)	(21,833,645)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(264,718,634)	(110,167,591)	(57,915,128)	(11,338,342)	(37,381,083)	(17,106,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(272,937,150)	$(104,868,004)	$(55,585,057)	$(11,237,264)	$(38,424,321)	$(15,993,849)
The accompanying notes are an integral part of these financial statements.

40

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

The Hartford Small Company Fund
Investment Income:
Dividends	$1,732,923
Interest	144,327
Securities lending — net	17,776
Total investment income, net	1,895,026
Expenses:
Investment management fees	2,556,202
Transfer agent fees
Class A	262,899
Class C	2,098
Class I	13,770
Class R3	10,931
Class R4	6,711
Class R5	1,146
Class R6	186
Class Y	2,407
Class F	2,822
Distribution fees
Class A	393,663
Class C	8,391
Class R3	24,843
Class R4	10,126
Custodian fees	9,050
Registration and filing fees	65,525
Accounting services fees	57,826
Board of Directors' fees	8,076
Chief Compliance Officer fees	653
Audit and tax fees	16,822
Other expenses	74,497
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,528,644
Distribution fee reimbursements	(8,824)
Commission recapture	(3,332)
Total waivers, reimbursements and fees paid indirectly	(12,156)
Total expenses	3,516,488
Net Investment Income (Loss)	(1,621,462)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	4,962,067
Other foreign currency transactions	2,605
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,964,672
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	(54,829,111)
Net Changes in Unrealized Appreciation (Depreciation)	(54,829,111)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(49,864,439)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(51,485,901)
The accompanying notes are an integral part of these financial statements.

41

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$14,912,293	$39,793,625	$36,491,104	$65,309,199
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	114,132,157	628,810,684	568,157,510	915,545,864
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(427,422,306)	1,073,152,693	(700,357,253)	2,043,622,057
Net Increase (Decrease) in Net Assets Resulting from Operations	(298,377,856)	1,741,757,002	(95,708,639)	3,024,477,120
Distributions to Shareholders:
Class A	(477,450,177)	(23,448,593)	(163,350,215)	(45,064,163)
Class C	(9,380,359)	(101,980)	(30,816,057)	(9,438,171)
Class I	(55,198,608)	(3,859,358)	(267,733,494)	(88,335,479)
Class R3	(2,455,003)	(9,179)	(4,410,555)	(1,275,367)
Class R4	(1,850,683)	(90,654)	(9,381,432)	(3,621,776)
Class R5	(1,590,709)	(123,680)	(13,210,852)	(3,914,526)
Class R6	(2,501,144)	(496,992)	(112,763,182)	(35,433,579)
Class Y	(2,161,175)	(103,116)	(39,630,556)	(14,346,066)
Class F	(75,021,812)	(6,109,811)	(262,350,568)	(76,215,055)
Total distributions	(627,609,670)	(34,343,363)	(903,646,911)	(277,644,182)
Capital Share Transactions:
Sold	160,145,479	196,376,871	1,064,219,627	1,571,549,298
Issued on reinvestment of distributions	608,720,858	33,267,618	872,184,664	267,719,209
Redeemed	(521,433,770)	(925,337,860)	(1,526,073,246)	(2,781,515,344)
Net increase (decrease) from capital share transactions	247,432,567	(695,693,371)	410,331,045	(942,246,837)
Net Increase (Decrease) in Net Assets	(678,554,959)	1,011,720,268	(589,024,505)	1,804,586,101
Net Assets:
Beginning of period	6,255,800,025	5,244,079,757	10,526,102,511	8,721,516,410
End of period	$5,577,245,066	$6,255,800,025	$9,937,078,006	$10,526,102,511
The accompanying notes are an integral part of these financial statements.

42

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$146,052,472	$298,322,544	$55,401,859	$115,873,790
Net realized gain (loss) on investments and foreign currency transactions	658,689,419	1,607,885,789	321,168,483	414,130,284
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(1,278,669,534)	2,191,388,961	(419,327,663)	603,119,568
Net Increase (Decrease) in Net Assets Resulting from Operations	(473,927,643)	4,097,597,294	(42,757,321)	1,133,123,642
Distributions to Shareholders:
Class A	(467,371,403)	(86,413,675)	(162,840,272)	(136,768,774)
Class C	(19,027,778)	(2,174,262)	(7,267,392)	(7,196,348)
Class I	(440,747,336)	(82,759,443)	(124,205,248)	(116,877,819)
Class R3	(4,784,673)	(708,444)	(1,775,370)	(1,768,738)
Class R4	(7,995,022)	(1,443,383)	(3,449,546)	(3,033,241)
Class R5	(13,535,571)	(3,087,350)	(4,371,992)	(4,658,966)
Class R6	(95,474,345)	(18,685,186)	(17,010,884)	(13,654,931)
Class Y	(51,167,903)	(10,241,644)	(8,895,984)	(10,144,082)
Class F	(626,244,677)	(129,393,146)	(113,398,663)	(96,752,375)
Total distributions	(1,726,348,708)	(334,906,533)	(443,215,351)	(390,855,274)
Capital Share Transactions:
Sold	1,628,209,009	3,250,241,156	331,108,490	663,481,284
Issued on reinvestment of distributions	1,676,596,327	321,719,234	430,170,651	378,266,271
Redeemed	(2,548,537,554)	(3,670,002,342)	(668,422,236)	(1,449,307,997)
Net increase (decrease) from capital share transactions	756,267,782	(98,041,952)	92,856,905	(407,560,442)
Net Increase (Decrease) in Net Assets	(1,444,008,569)	3,664,648,809	(393,115,767)	334,707,926
Net Assets:
Beginning of period	18,445,872,719	14,781,223,910	5,177,432,916	4,842,724,990
End of period	$17,001,864,150	$18,445,872,719	$4,784,317,149	$5,177,432,916
The accompanying notes are an integral part of these financial statements.

43

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(16,582,143)	$(31,482,314)	$(1,451,441)	$(3,340,085)
Net realized gain (loss) on investments and foreign currency transactions	339,422,419	729,497,269	(5,052,618)	68,487,132
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(456,867,369)	1,369,687,127	(69,782,171)	146,979,015
Net Increase (Decrease) in Net Assets Resulting from Operations	(134,027,093)	2,067,702,082	(76,286,230)	212,126,062
Distributions to Shareholders:
Class A	—	—	(32,441,950)	—
Class C	—	—	(2,226,913)	—
Class I	—	—	(11,509,284)	—
Class R3	—	—	(878,484)	—
Class R4	—	—	(384,625)	—
Class R5	—	—	(82,220)	—
Class R6	—	—	(280,454)	—
Class Y	—	—	(1,198,019)	—
Class F	—	—	(1,432,480)	—
Total distributions	—	—	(50,434,429)	—
Capital Share Transactions:
Sold	340,898,045	558,859,181	59,324,397	73,159,949
Issued on reinvestment of distributions	—	—	47,633,666	—
Redeemed	(532,566,120)	(1,125,440,176)	(161,147,497)	(315,390,636)
Net increase (decrease) from capital share transactions	(191,668,075)	(566,580,995)	(54,189,434)	(242,230,687)
Net Increase (Decrease) in Net Assets	(325,695,168)	1,501,121,087	(180,910,093)	(30,104,625)
Net Assets:
Beginning of period	5,478,445,304	3,977,324,217	1,042,223,289	1,072,327,914
End of period	$5,152,750,136	$5,478,445,304	$861,313,196	$1,042,223,289
The accompanying notes are an integral part of these financial statements.

44

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(8,218,516)	$(26,430,047)	$5,299,587	$10,697,447
Net realized gain (loss) on investments and foreign currency transactions	630,226,413	380,961,670	(22,010,701)	116,605,544
Net changes in unrealized appreciation (depreciation) of investments	(894,945,047)	932,311,261	(88,156,890)	132,794,286
Net Increase (Decrease) in Net Assets Resulting from Operations	(272,937,150)	1,286,842,884	(104,868,004)	260,097,277
Distributions to Shareholders:
Class A	(127,066,299)	(51,535,192)	(54,192,824)	(28,061,202)
Class C	(5,910,035)	(6,696,932)	(681,678)	(464,884)
Class I	(50,969,535)	(25,371,322)	(5,566,054)	(3,105,512)
Class R3	(2,866,479)	(1,195,077)	(783,322)	(390,589)
Class R4	(2,093,105)	(1,096,584)	(526,284)	(291,520)
Class R5	(1,819,912)	(1,149,714)	(287,951)	(140,909)
Class R6	(14,510,675)	(7,955,001)	(505,707)	(9,926)
Class Y	(9,387,324)	(5,679,577)	(857,245)	(449,819)
Class F	(100,419,529)	(41,320,774)	(65,505,933)	(35,768,461)
Total distributions	(315,042,893)	(142,000,173)	(128,906,998)	(68,682,822)
Capital Share Transactions:
Sold	215,532,286	528,093,547	215,934,798	109,364,148
Issued on reinvestment of distributions	308,079,310	138,628,309	128,455,745	68,498,653
Redeemed	(985,816,934)	(2,050,475,493)	(117,036,773)	(194,949,801)
Net increase (decrease) from capital share transactions	(462,205,338)	(1,383,753,637)	227,353,770	(17,087,000)
Net Increase (Decrease) in Net Assets	(1,050,185,381)	(238,910,926)	(6,421,232)	174,327,455
Net Assets:
Beginning of period	5,411,536,635	5,650,447,561	1,054,982,771	880,655,316
End of period	$4,361,351,254	$5,411,536,635	$1,048,561,539	$1,054,982,771
The accompanying notes are an integral part of these financial statements.

45

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$2,330,071	$4,933,605	$101,078	$6,735
Net realized gain (loss) on investments and foreign currency transactions	77,308,641	82,802,809	17,033,174	14,788,948
Net changes in unrealized appreciation (depreciation) of investments	(135,223,769)	154,620,889	(28,371,516)	53,347,123
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,585,057)	242,357,303	(11,237,264)	68,142,806
Distributions to Shareholders:
Class A	(15,032,866)	(2,175,162)	(2,139,199)	—
Class C	(2,795,261)	(468,434)	(306,110)	—
Class I	(43,120,822)	(8,531,640)	(8,237,335)	(150,795)
Class R3	(142,331)	(24,943)	(83,493)	—
Class R4	(40,065)	(9,709)	(31,829)	—
Class R5	(61,984)	(11,266)	(14,783)	(1,023)
Class Y	(4,408,144)	(1,135,246)	(497,160)	(40,709)
Class F	(11,179,336)	(2,192,256)	(886,203)	(36,213)
Class SDR	(4,807,859)	(751,391)	(1,614,378)	(71,261)
Total distributions	(81,588,668)	(15,300,047)	(13,810,490)	(300,001)
Capital Share Transactions:
Sold	129,387,645	195,654,729	12,771,893	68,459,557
Issued on reinvestment of distributions	79,470,172	14,865,760	13,296,367	284,573
Redeemed	(164,088,876)	(221,938,147)	(67,952,966)	(138,973,883)
Net increase (decrease) from capital share transactions	44,768,941	(11,417,658)	(41,884,706)	(70,229,753)
Net Increase (Decrease) in Net Assets	(92,404,784)	215,639,598	(66,932,460)	(2,386,948)
Net Assets:
Beginning of period	1,020,326,884	804,687,286	253,736,648	256,123,596
End of period	$927,922,100	$1,020,326,884	$186,804,188	$253,736,648
The accompanying notes are an integral part of these financial statements.

46

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(1,043,238)	$(2,025,161)	$1,112,629	$2,254,270
Net realized gain (loss) on investments and foreign currency transactions	20,975,942	52,527,321	4,727,167	4,166,496
Net changes in unrealized appreciation (depreciation) of investments	(58,357,025)	62,434,345	(21,833,645)	25,463,533
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,424,321)	112,936,505	(15,993,849)	31,884,299
Distributions to Shareholders:
Class A	(24,294,004)	(5,598,209)	(2,451,447)	(1,662,208)
Class C	(210,744)	(90,111)	(58,479)	(45,570)
Class I	(6,895,163)	(1,687,970)	(1,137,532)	(699,431)
Class R3	(736,410)	(212,751)	(26,578)	(17,434)
Class R4	(1,141,012)	(260,304)	(7,700)	(4,539)
Class R5	(2,054,247)	(419,366)	(5,419)	(72,871)
Class R6	(4,487,784)	(1,145,608)	(488,090)	(322,438)
Class Y	(3,543,094)	(3,189,001)	(104,656)	(95,551)
Class F	(3,882,922)	(897,745)	(1,576,249)	(997,513)
Total distributions	(47,245,380)	(13,501,065)	(5,856,150)	(3,917,555)
Capital Share Transactions:
Sold	33,005,776	40,064,391	83,955,933	19,309,856
Issued on reinvestment of distributions	45,722,019	12,457,365	5,810,127	3,882,087
Redeemed	(75,688,657)	(179,335,172)	(32,355,264)	(27,921,844)
Net increase (decrease) from capital share transactions	3,039,138	(126,813,416)	57,410,796	(4,729,901)
Net Increase (Decrease) in Net Assets	(82,630,563)	(27,377,976)	35,560,797	23,236,843
Net Assets:
Beginning of period	349,549,466	376,927,442	124,682,872	101,446,029
End of period	$266,918,903	$349,549,466	$160,243,669	$124,682,872
The accompanying notes are an integral part of these financial statements.

47

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(1,621,462)	$(2,835,257)
Net realized gain (loss) on investments and foreign currency transactions	4,964,672	32,464,696
Net changes in unrealized appreciation (depreciation) of investments	(54,829,111)	147,382,231
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,485,901)	177,011,670
Capital Share Transactions:
Sold	43,220,461	64,592,008
Redeemed	(75,825,396)	(134,940,062)
Net increase (decrease) from capital share transactions	(32,604,935)	(70,348,054)
Net Increase (Decrease) in Net Assets	(84,090,836)	106,663,616
Net Assets:
Beginning of period	645,935,232	539,271,616
End of period	$561,844,396	$645,935,232
The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$45.72	$0.09	$(1.96)	$(1.87)	$(0.23)	$(4.37)	$(4.60)	$39.25	(5.21)%(5)	$4,251,841	1.05%(6)	1.04%(6)	0.43%(6)	52%
C	28.33	(0.05)	(1.03)	(1.08)	(0.07)	(4.37)	(4.44)	22.81	(5.61)(5)	51,474	1.85 (6)	1.85 (6)	(0.38)(6)	52
I	46.14	0.15	(1.98)	(1.83)	(0.34)	(4.37)	(4.71)	39.60	(5.09)(5)	473,494	0.79 (6)	0.79 (6)	0.69 (6)	52
R3	52.90	0.02	(2.38)	(2.36)	(0.01)	(4.37)	(4.38)	46.16	(5.40)(5)	25,982	1.41 (6)	1.41 (6)	0.07 (6)	52
R4	55.95	0.10	(2.54)	(2.44)	(0.10)	(4.37)	(4.47)	49.04	(5.25)(5)	19,465	1.11 (6)	1.11 (6)	0.36 (6)	52
R5	57.60	0.18	(2.60)	(2.42)	(0.31)	(4.37)	(4.68)	50.50	(5.09)(5)	17,763	0.81 (6)	0.81 (6)	0.67 (6)	52
R6	58.12	0.21	(2.63)	(2.42)	(0.37)	(4.37)	(4.74)	50.96	(5.05)(5)	28,598	0.70 (6)	0.70 (6)	0.78 (6)	52
Y	58.15	0.18	(2.64)	(2.46)	(0.31)	(4.37)	(4.68)	51.01	(5.11)(5)	23,248	0.80 (6)	0.80 (6)	0.67 (6)	52
F	46.15	0.17	(1.99)	(1.82)	(0.37)	(4.37)	(4.74)	39.59	(5.06)(5)	685,381	0.70 (6)	0.70 (6)	0.78 (6)	52
For the Year Ended October 31, 2024
A	$34.17	$0.25	$11.51	$11.76	$(0.21)	$—	$(0.21)	$45.72	34.51%	$4,780,804	1.05%	1.04%	0.60%	85%
C	21.26	(0.05)	7.16	7.11	(0.04)	—	(0.04)	28.33	33.45	60,872	1.85	1.85	(0.20)	85
I	34.48	0.36	11.60	11.96	(0.30)	—	(0.30)	46.14	34.85	538,378	0.78	0.78	0.86	85
R3	39.48	0.11	13.32	13.43	(0.01)	—	(0.01)	52.90	34.03	30,219	1.41	1.41	0.23	85
R4	41.75	0.28	14.08	14.36	(0.16)	—	(0.16)	55.95	34.45	27,894	1.10	1.10	0.54	85
R5	42.97	0.44	14.47	14.91	(0.28)	—	(0.28)	57.60	34.82	20,950	0.80	0.80	0.84	85
R6	43.35	0.51	14.60	15.11	(0.34)	—	(0.34)	58.12	34.99	30,986	0.70	0.70	0.98	85
Y	43.30	0.44	14.61	15.05	(0.20)	—	(0.20)	58.15	34.85	27,340	0.80	0.80	0.84	85
F	34.48	0.40	11.61	12.01	(0.34)	—	(0.34)	46.15	35.00	738,357	0.70	0.70	0.95	85
For the Year Ended October 31, 2023
A	$34.53	$0.20	$1.44	$1.64	$(0.12)	$(1.88)	$(2.00)	$34.17	4.79%	$3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
For the Year Ended October 31, 2022
A	$48.89	$0.12	$(7.60)	$(7.48)	$(0.05)	$(6.83)	$(6.88)	$34.53	(17.73)%	$4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2021
A	$38.39	$0.05	$12.59	$12.64	$(0.15)	$(1.99)	$(2.14)	$48.89	33.83%	$5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (7)	12.84 (7)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (7)	14.81 (7)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (7)	15.31 (7)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
For the Year Ended October 31, 2020
A	$37.12	$0.18	$2.90	$3.08	$(0.17)	$(1.64)	$(1.81)	$38.39	8.57%	$4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$55.15	$0.13	$(0.48)	$(0.35)	$(0.23)	$(4.43)	$(4.66)	$50.14	(1.25)%(5)	$1,846,664	0.70%(6)	0.70%(6)	0.50%(6)	16%
C	49.23	(0.06)	(0.40)	(0.46)	—	(4.43)	(4.43)	44.34	(1.63)(5)	298,790	1.46 (6)	1.46 (6)	(0.26)(6)	16
I	55.40	0.20	(0.48)	(0.28)	(0.35)	(4.43)	(4.78)	50.34	(1.13)(5)	2,833,686	0.47 (6)	0.46 (6)	0.74 (6)	16
R3	55.97	0.03	(0.50)	(0.47)	(0.03)	(4.43)	(4.46)	51.04	(1.44)(5)	52,032	1.07 (6)	1.07 (6)	0.13 (6)	16
R4	57.19	0.13	(0.51)	(0.38)	(0.18)	(4.43)	(4.61)	52.20	(1.27)(5)	106,248	0.77 (6)	0.74 (6)	0.46 (6)	16
R5	55.91	0.20	(0.49)	(0.29)	(0.36)	(4.43)	(4.79)	50.83	(1.15)(5)	136,441	0.47 (6)	0.47 (6)	0.74 (6)	16
R6	56.20	0.23	(0.49)	(0.26)	(0.40)	(4.43)	(4.83)	51.11	(1.08)(5)	1,135,641	0.36 (6)	0.36 (6)	0.84 (6)	16
Y	56.17	0.20	(0.50)	(0.30)	(0.35)	(4.43)	(4.78)	51.09	(1.15)(5)	407,449	0.45 (6)	0.45 (6)	0.75 (6)	16
F	55.46	0.22	(0.47)	(0.25)	(0.40)	(4.43)	(4.83)	50.38	(1.08)(5)	3,120,127	0.36 (6)	0.36 (6)	0.83 (6)	16
For the Year Ended October 31, 2024
A	$41.56	$0.23	$14.64	$14.87	$(0.37)	$(0.91)	$(1.28)	$55.15	36.51%	$1,930,939	0.70%	0.70%	0.46%	27%
C	37.22	(0.13)	13.10	12.97	(0.05)	(0.91)	(0.96)	49.23	35.49	351,066	1.45	1.45	(0.28)	27
I	41.73	0.36	14.68	15.04	(0.46)	(0.91)	(1.37)	55.40	36.85	3,141,975	0.46	0.46	0.71	27
R3	42.15	0.04	14.86	14.90	(0.17)	(0.91)	(1.08)	55.97	35.99	55,523	1.08	1.08	0.08	27
R4	43.05	0.23	15.16	15.39	(0.34)	(0.91)	(1.25)	57.19	36.44	120,324	0.76	0.72	0.45	27
R5	42.11	0.36	14.81	15.17	(0.46)	(0.91)	(1.37)	55.91	36.82	163,071	0.46	0.46	0.70	27
R6	42.32	0.41	14.89	15.30	(0.51)	(0.91)	(1.42)	56.20	36.96	1,319,957	0.36	0.36	0.80	27
Y	42.30	0.37	14.88	15.25	(0.47)	(0.91)	(1.38)	56.17	36.84	467,979	0.45	0.45	0.72	27
F	41.78	0.40	14.70	15.10	(0.51)	(0.91)	(1.42)	55.46	36.96	2,975,270	0.36	0.36	0.80	27
The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2023
A	$40.38	$0.35	$2.31	$2.66	$(0.36)	$(1.12)	$(1.48)	$41.56	6.77%	$1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
For the Year Ended October 31, 2022
A	$49.41	$0.33	$(7.87)	$(7.54)	$(0.24)	$(1.25)	$(1.49)	$40.38	(15.79)%	$1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00)(8)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00)(9)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
For the Year Ended October 31, 2021
A	$36.04	$0.23	$13.36	$13.59	$(0.22)	$—	$(0.22)	$49.41	37.85%	$1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$33.40	$0.26	$3.23	$3.49	$(0.23)	$(0.62)	$(0.85)	$36.04	10.58%	$1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$36.91	$0.24	$(1.12)	$(0.88)	$(0.33)	$(3.05)	$(3.38)	$32.65	(2.77)%(5)	$4,718,956	0.96%(6)	0.95%(6)	1.43%(6)	26%
C	35.19	0.11	(1.07)	(0.96)	(0.20)	(3.05)	(3.25)	30.98	(3.15)(5)	179,682	1.74 (6)	1.74 (6)	0.65 (6)	26
I	36.67	0.28	(1.12)	(0.84)	(0.37)	(3.05)	(3.42)	32.41	(2.68)(5)	4,102,331	0.74 (6)	0.73 (6)	1.66 (6)	26
R3	37.62	0.18	(1.14)	(0.96)	(0.27)	(3.05)	(3.32)	33.34	(2.96)(5)	51,459	1.34 (6)	1.33 (6)	1.05 (6)	26
R4	37.97	0.24	(1.15)	(0.91)	(0.32)	(3.05)	(3.37)	33.69	(2.79)(5)	83,117	1.03 (6)	1.03 (6)	1.35 (6)	26
R5	38.17	0.30	(1.17)	(0.87)	(0.37)	(3.05)	(3.42)	33.88	(2.65)(5)	121,449	0.74 (6)	0.74 (6)	1.67 (6)	26
R6	38.17	0.31	(1.16)	(0.85)	(0.39)	(3.05)	(3.44)	33.88	(2.60)(5)	1,002,322	0.63 (6)	0.63 (6)	1.76 (6)	26
Y	38.18	0.29	(1.17)	(0.88)	(0.37)	(3.05)	(3.42)	33.88	(2.68)(5)	489,120	0.73 (6)	0.73 (6)	1.66 (6)	26
F	36.63	0.30	(1.11)	(0.81)	(0.39)	(3.05)	(3.44)	32.38	(2.63)(5)	6,253,428	0.62 (6)	0.62 (6)	1.76 (6)	26
For the Year Ended October 31, 2024
A	$29.39	$0.53	$7.60	$8.13	$(0.50)	$(0.11)	$(0.61)	$36.91	27.84%	$5,109,181	0.96%	0.95%	1.54%	28%
C	28.06	0.25	7.24	7.49	(0.25)	(0.11)	(0.36)	35.19	26.84	205,858	1.73	1.73	0.77	28
I	29.20	0.61	7.55	8.16	(0.58)	(0.11)	(0.69)	36.67	28.15	4,542,646	0.73	0.72	1.77	28
R3	29.95	0.41	7.73	8.14	(0.36)	(0.11)	(0.47)	37.62	27.34	53,873	1.34	1.34	1.16	28
R4	30.22	0.52	7.80	8.32	(0.46)	(0.11)	(0.57)	37.97	27.73	89,612	1.03	1.03	1.47	28
R5	30.38	0.63	7.84	8.47	(0.57)	(0.11)	(0.68)	38.17	28.09	152,045	0.73	0.73	1.78	28
R6	30.38	0.66	7.85	8.51	(0.61)	(0.11)	(0.72)	38.17	28.21	1,042,244	0.63	0.63	1.86	28
Y	30.38	0.63	7.85	8.48	(0.57)	(0.11)	(0.68)	38.18	28.12	601,093	0.73	0.73	1.77	28
F	29.18	0.64	7.53	8.17	(0.61)	(0.11)	(0.72)	36.63	28.25	6,649,322	0.63	0.63	1.87	28
For the Year Ended October 31, 2023
A	$30.41	$0.39	$0.36	$0.75	$(0.40)	$(1.37)	$(1.77)	$29.39	2.43%	$4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
For the Year Ended October 31, 2022
A	$34.32	$0.38	$(2.34)	$(1.96)	$(0.33)	$(1.62)	$(1.95)	$30.41	(6.11)%	$4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2021
A	$24.26	$0.33	$10.63	$10.96	$(0.33)	$(0.57)	$(0.90)	$34.32	46.01%	$4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$25.93	$0.39	$(0.94)	$(0.55)	$(0.37)	$(0.75)	$(1.12)	$24.26	(2.20)%	$3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$22.07	$0.21	$(0.39)	$(0.18)	$(0.23)	$(1.64)	$(1.87)	$20.02	(0.94)%(5)	$1,799,793	0.97%(6)	0.97%(6)	2.08%(6)	24%
C	21.94	0.13	(0.39)	(0.26)	(0.15)	(1.64)	(1.79)	19.89	(1.35)(5)	75,434	1.75 (6)	1.75 (6)	1.31 (6)	24
I	21.87	0.24	(0.40)	(0.16)	(0.25)	(1.64)	(1.89)	19.82	(0.84)(5)	1,296,956	0.77 (6)	0.75 (6)	2.30 (6)	24
R3	22.14	0.17	(0.40)	(0.23)	(0.18)	(1.64)	(1.82)	20.09	(1.15)(5)	19,804	1.36 (6)	1.36 (6)	1.68 (6)	24
R4	22.18	0.21	(0.41)	(0.20)	(0.22)	(1.64)	(1.86)	20.12	(1.03)(5)	37,747	1.06 (6)	1.06 (6)	1.98 (6)	24
R5	22.35	0.24	(0.41)	(0.17)	(0.25)	(1.64)	(1.89)	20.29	(0.86)(5)	47,538	0.75 (6)	0.75 (6)	2.30 (6)	24
R6	22.43	0.25	(0.41)	(0.16)	(0.26)	(1.64)	(1.90)	20.37	(0.81)(5)	189,716	0.65 (6)	0.65 (6)	2.40 (6)	24
Y	22.44	0.24	(0.41)	(0.17)	(0.25)	(1.64)	(1.89)	20.38	(0.86)(5)	91,681	0.75 (6)	0.75 (6)	2.31 (6)	24
F	21.87	0.25	(0.41)	(0.16)	(0.26)	(1.64)	(1.90)	19.81	(0.83)(5)	1,225,649	0.65 (6)	0.65 (6)	2.40 (6)	24
For the Year Ended October 31, 2024
A	$19.09	$0.43	$4.08	$4.51	$(0.45)	$(1.08)	$(1.53)	$22.07	24.71%	$1,921,225	0.97%	0.97%	2.10%	35%
C	18.98	0.28	4.04	4.32	(0.28)	(1.08)	(1.36)	21.94	23.77	91,253	1.74	1.74	1.38	35
I	18.92	0.48	4.04	4.52	(0.49)	(1.08)	(1.57)	21.87	25.05	1,443,089	0.75	0.75	2.35	35
R3	19.14	0.36	4.08	4.44	(0.36)	(1.08)	(1.44)	22.14	24.27	25,195	1.36	1.36	1.72	35
R4	19.17	0.42	4.10	4.52	(0.43)	(1.08)	(1.51)	22.18	24.64	41,764	1.06	1.06	2.01	35
R5	19.30	0.49	4.13	4.62	(0.49)	(1.08)	(1.57)	22.35	25.06	52,229	0.75	0.75	2.36	35
R6	19.37	0.51	4.14	4.65	(0.51)	(1.08)	(1.59)	22.43	25.15	198,980	0.65	0.65	2.41	35
Y	19.38	0.49	4.14	4.63	(0.49)	(1.08)	(1.57)	22.44	25.04	110,371	0.73	0.73	2.35	35
F	18.92	0.50	4.04	4.54	(0.51)	(1.08)	(1.59)	21.87	25.17	1,293,326	0.65	0.65	2.43	35
The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2023
A	$21.83	$0.42	$(0.58)	$(0.16)	$(0.42)	$(2.16)	$(2.58)	$19.09	(1.39)%	$1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
For the Year Ended October 31, 2022
A	$23.85	$0.42	$(0.38)	$0.04	$(0.40)	$(1.66)	$(2.06)	$21.83	0.12%	$1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$17.55	$0.34	$6.50	$6.84	$(0.34)	$(0.20)	$(0.54)	$23.85	39.45%	$1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$19.99	$0.34	$(1.21)	$(0.87)	$(0.31)	$(1.26)	$(1.57)	$17.55	(4.68)%	$1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$54.99	$(0.20)	$(1.32)	$(1.52)	$—	$—	$—	$53.47	(2.76)%(5)	$2,807,811	1.08%(6)	1.07%(6)	(0.69)%(6)	71%
C	54.52	(0.42)	(1.30)	(1.72)	—	—	—	52.80	(3.15)(5)	79,522	1.87 (6)	1.87 (6)	(1.49)(6)	71
I	61.21	(0.15)	(1.48)	(1.63)	—	—	—	59.58	(2.66)(5)	1,127,307	0.84 (6)	0.84 (6)	(0.47)(6)	71
R3	53.79	(0.29)	(1.30)	(1.59)	—	—	—	52.20	(2.96)(5)	31,870	1.44 (6)	1.44 (6)	(1.06)(6)	71
R4	60.83	(0.24)	(1.46)	(1.70)	—	—	—	59.13	(2.79)(5)	49,605	1.13 (6)	1.13 (6)	(0.76)(6)	71
R5	67.29	(0.16)	(1.63)	(1.79)	—	—	—	65.50	(2.66)(5)	8,120	0.84 (6)	0.84 (6)	(0.47)(6)	71
R6	69.52	(0.13)	(1.68)	(1.81)	—	—	—	67.71	(2.60)(5)	29,677	0.74 (6)	0.74 (6)	(0.36)(6)	71
Y	69.19	(0.16)	(1.67)	(1.83)	—	—	—	67.36	(2.64)(5)	102,022	0.82 (6)	0.82 (6)	(0.44)(6)	71
F	61.83	(0.12)	(1.49)	(1.61)	—	—	—	60.22	(2.60)(5)	916,816	0.74 (6)	0.74 (6)	(0.36)(6)	71
For the Year Ended October 31, 2024
A	$35.65	$(0.35)	$19.69	$19.34	$—	$—	$—	$54.99	54.25%	$2,983,874	1.11%(10)	1.10%(10)	(0.72)%	104%
C(11)	35.64	(0.20)	19.08	18.88	—	—	—	54.52	52.97	93,858	1.92 (10)	1.92 (10)	(1.54)	104
I	39.58	(0.26)	21.89	21.63	—	—	—	61.21	54.65	1,208,959	0.87 (10)	0.86 (10)	(0.48)	104
R3	35.00	(0.51)	19.30	18.79	—	—	—	53.79	53.69	31,748	1.48 (10)	1.48 (10)	(1.10)	104
R4	39.46	(0.41)	21.78	21.37	—	—	—	60.83	54.16	53,501	1.16 (10)	1.16 (10)	(0.78)	104
R5	43.51	(0.28)	24.06	23.78	—	—	—	67.29	54.65	8,171	0.87 (10)	0.87 (10)	(0.48)	104
R6	44.92	(0.23)	24.83	24.60	—	—	—	69.52	54.76	31,413	0.77 (10)	0.77 (10)	(0.39)	104
Y	44.74	(0.28)	24.73	24.45	—	—	—	69.19	54.65	114,100	0.84 (10)	0.84 (10)	(0.46)	104
F	39.95	(0.21)	22.09	21.88	—	—	—	61.83	54.77	952,821	0.77 (10)	0.77 (10)	(0.39)	104
For the Year Ended October 31, 2023
A	$30.49	$(0.22)	$5.38	$5.16	$—	$—	$—	$35.65	16.92%	$2,100,921	1.10%	1.09%	(0.64)%	88%
C(11)	30.72	(0.48)	5.40	4.92	—	—	—	35.64	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
For the Year Ended October 31, 2022
A	$62.10	$(0.31)	$(19.34)	$(19.65)	$—	$(11.96)	$(11.96)	$30.49	(38.47)%	$1,981,665	1.09%	1.08%	(0.79)%	95%
C(11)	100.56	(0.64)	(21.36)	(22.00)	—	(47.84)	(47.84)	30.72	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$54.65	$(0.47)	$15.83	$15.36	$—	$(7.91)	$(7.91)	$62.10	30.45%	$3,650,083	1.07%	1.06%	(0.80)%	87%
C(11)	105.88	(1.52)	27.84	26.32	—	(31.64)	(31.64)	100.56	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
For the Year Ended October 31, 2020
A	$39.45	$(0.30)	$18.03	$17.73	$—	$(2.53)	$(2.53)	$54.65	47.69%	$2,939,376	1.10%	1.09%	(0.66)%	118%
C(11)	82.00	(1.24)	35.24	34.00	—	(10.12)	(10.12)	105.88	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$39.24	$(0.07)	$(2.80)	$(2.87)	$(0.07)	$(1.90)	$(1.97)	$34.40	(7.57)%(5)	$545,665	1.32%(6)	1.31%(6)	(0.37)%(6)	18%
C	27.06	(0.14)	(1.91)	(2.05)	—	(1.90)	(1.90)	23.11	(7.96)(5)	23,958	2.12 (6)	2.12 (6)	(1.18)(6)	18
I	42.90	(0.02)	(3.08)	(3.10)	(0.17)	(1.90)	(2.07)	37.73	(7.46)(5)	214,712	1.05 (6)	1.05 (6)	(0.09)(6)	18
R3	39.87	(0.13)	(2.85)	(2.98)	—	(1.90)	(1.90)	34.99	(7.73)(5)	16,231	1.65 (6)	1.65 (6)	(0.71)(6)	18
R4	43.71	(0.08)	(3.14)	(3.22)	—	(1.90)	(1.90)	38.59	(7.59)(5)	7,989	1.34 (6)	1.34 (6)	(0.41)(6)	18
R5	47.43	(0.03)	(3.42)	(3.45)	(0.07)	(1.90)	(1.97)	42.01	(7.47)(5)	1,719	1.06 (6)	1.06 (6)	(0.13)(6)	18
R6	48.57	0.00 (8)	(3.50)	(3.50)	(0.21)	(1.90)	(2.11)	42.96	(7.43)(5)	5,751	0.94 (6)	0.94 (6)	0.01 (6)	18
Y	48.33	(0.02)	(3.49)	(3.51)	(0.15)	(1.90)	(2.05)	42.77	(7.47)(5)	21,184	1.05 (6)	1.05 (6)	(0.10)(6)	18
F	43.29	0.00 (8)	(3.10)	(3.10)	(0.22)	(1.90)	(2.12)	38.07	(7.40)(5)	24,105	0.94 (6)	0.94 (6)	0.01 (6)	18
For the Year Ended October 31, 2024
A	$32.57	$(0.14)	$6.81	$6.67	$—	$—	$—	$39.24	20.48%	$659,350	1.28%	1.28%	(0.36)%	40%
C	22.64	(0.30)	4.72	4.42	—	—	—	27.06	19.52	33,212	2.07	2.07	(1.12)	40
I	35.52	(0.04)	7.42	7.38	—	—	—	42.90	20.78	246,729	1.02	1.02	(0.09)	40
R3	33.21	(0.27)	6.93	6.66	—	—	—	39.87	20.05	19,135	1.62	1.62	(0.70)	40
R4	36.29	(0.16)	7.58	7.42	—	—	—	43.71	20.45	11,389	1.31	1.31	(0.38)	40
R5	39.27	(0.05)	8.21	8.16	—	—	—	47.43	20.78	4,896	1.03	1.03	(0.11)	40
R6	40.18	0.08	8.31	8.39	—	—	—	48.57	20.88	6,512	0.92	0.92	0.17	40
Y	40.01	(0.04)	8.36	8.32	—	—	—	48.33	20.79	31,519	1.03	1.03	(0.09)	40
F	35.80	0.00 (8)	7.49	7.49	—	—	—	43.29	20.92	29,480	0.92	0.92	0.01	40
The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2023
A	$34.67	$(0.08)	$(1.66)	$(1.74)	$—	$(0.36)	$(0.36)	$32.57	(5.11)%	$619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
For the Year Ended October 31, 2022
A	$44.57	$(0.10)	$(5.43)	$(5.53)	$—	$(4.37)	$(4.37)	$34.67	(13.39)%	$710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00)(8)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (8)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
For the Year Ended October 31, 2021
A	$40.91	$(0.15)	$8.98	$8.83	$—	$(5.17)	$(5.17)	$44.57	22.88%	$883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00)(8)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00)(9)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00)(8)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00)(9)	51
For the Year Ended October 31, 2020
A	$35.63	$(0.13)	$7.77	$7.64	$—	$(2.36)	$(2.36)	$40.91	22.17%	$746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$26.13	$(0.06)	$(1.34)	$(1.40)	$—	$(1.67)	$(1.67)	$23.06	(6.26)%(5)	$1,716,613	1.13%(6)	1.13%(6)	(0.49)%(6)	42%
C	26.35	(0.17)	(1.34)	(1.51)	—	(1.67)	(1.67)	23.17	(6.64)(5)	65,933	1.92 (6)	1.92 (6)	(1.30)(6)	42
I	27.89	(0.03)	(1.45)	(1.48)	—	(1.67)	(1.67)	24.74	(6.15)(5)	660,527	0.87 (6)	0.87 (6)	(0.24)(6)	42
R3	30.37	(0.12)	(1.59)	(1.71)	—	(1.67)	(1.67)	26.99	(6.41)(5)	42,607	1.48 (6)	1.48 (6)	(0.85)(6)	42
R4	32.91	(0.09)	(1.74)	(1.83)	—	(1.67)	(1.67)	29.41	(6.31)(5)	30,359	1.18 (6)	1.18 (6)	(0.56)(6)	42
R5	34.94	(0.04)	(1.87)	(1.91)	—	(1.67)	(1.67)	31.36	(6.14)(5)	31,897	0.87 (6)	0.87 (6)	(0.25)(6)	42
R6	35.68	(0.02)	(1.92)	(1.94)	—	(1.67)	(1.67)	32.07	(6.09)(5)	237,895	0.76 (6)	0.76 (6)	(0.13)(6)	42
Y	35.51	(0.05)	(1.90)	(1.95)	—	(1.67)	(1.67)	31.89	(6.15)(5)	111,887	0.87 (6)	0.87 (6)	(0.27)(6)	42
F	28.14	(0.02)	(1.46)	(1.48)	—	(1.67)	(1.67)	24.99	(6.09)(5)	1,463,632	0.76 (6)	0.76 (6)	(0.13)(6)	42
For the Year Ended October 31, 2024
A	$21.67	$(0.16)	$5.21	$5.05	$—	$(0.59)	$(0.59)	$26.13	23.56%	$2,032,564	1.11%	1.11%	(0.62)%	51%
C(12)	22.56	(0.19)	4.57	4.38	—	(0.59)	(0.59)	26.35	22.49	98,029	1.92	1.92	(1.42)	51
I	23.04	(0.09)	5.53	5.44	—	(0.59)	(0.59)	27.89	23.86	884,230	0.84	0.84	(0.35)	51
R3	25.19	(0.29)	6.06	5.77	—	(0.59)	(0.59)	30.37	23.12	53,640	1.47	1.47	(0.97)	51
R4	27.18	(0.21)	6.53	6.32	—	(0.59)	(0.59)	32.91	23.50	42,977	1.17	1.14	(0.64)	51
R5	28.74	(0.12)	6.91	6.79	—	(0.59)	(0.59)	34.94	23.83	39,298	0.86	0.86	(0.37)	51
R6	29.30	(0.09)	7.06	6.97	—	(0.59)	(0.59)	35.68	23.99	321,761	0.75	0.75	(0.25)	51
Y	29.19	(0.12)	7.03	6.91	—	(0.59)	(0.59)	35.51	23.87	203,510	0.86	0.86	(0.36)	51
F	23.22	(0.07)	5.58	5.51	—	(0.59)	(0.59)	28.14	23.98	1,735,526	0.75	0.75	(0.26)	51
For the Year Ended October 31, 2023
A	$24.51	$(0.10)	$(0.49)	$(0.59)	$—	$(2.25)	$(2.25)	$21.67	(3.04)%	$1,934,771	1.11%	1.11%	(0.43)%	35%
C(12)	27.76	(0.30)	(0.40)	(0.70)	—	(4.50)	(4.50)	22.56	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
For the Year Ended October 31, 2022
A	$37.01	$(0.10)	$(8.08)	$(8.18)	$(0.16)	$(4.16)	$(4.32)	$24.51	(24.83)%	$2,303,790	1.09%	1.09%	(0.35)%	44%
C(12)	45.78	(0.38)	(9.24)	(9.62)	(0.08)	(8.32)	(8.40)	27.76	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00)(8)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00)(9)	44
The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2021
A	$30.63	$0.10	$10.24	$10.34	$—	$(3.96)	$(3.96)	$37.01	35.51%	$3,446,674	1.08%	1.08%	0.28%	28%
C(12)	40.68	(0.24)	13.26	13.02	—	(7.92)	(7.92)	45.78	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$30.34	$(0.08)	$2.00	$1.92	$—	$(1.63)	$(1.63)	$30.63	6.48%	$2,724,316	1.11%	1.11%	(0.27)%	45%
C(12)	41.66	(0.40)	2.68	2.28	—	(3.26)	(3.26)	40.68	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (8)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (9)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$17.66	$0.06	$(1.38)	$(1.32)	$(0.12)	$(2.03)	$(2.15)	$14.19	(8.98)%(5)	$388,712	1.13%(6)	1.13%(6)	0.77%(6)	138%
C	12.70	(0.00)(13)	(0.94)	(0.94)	(0.03)	(2.03)	(2.06)	9.70	(9.47)(5)	3,017	1.96 (6)	1.96 (6)	(0.05)(6)	138
I	17.95	0.09	(1.42)	(1.33)	(0.16)	(2.03)	(2.19)	14.43	(8.89)(5)	160,443	0.85 (6)	0.85 (6)	1.20 (6)	138
R3	18.90	0.04	(1.51)	(1.47)	(0.06)	(2.03)	(2.09)	15.34	(9.18)(5)	6,308	1.47 (6)	1.47 (6)	0.42 (6)	138
R4	19.59	0.07	(1.57)	(1.50)	(0.10)	(2.03)	(2.13)	15.96	(9.02)(5)	4,318	1.17 (6)	1.17 (6)	0.74 (6)	138
R5	19.99	0.09	(1.60)	(1.51)	(0.16)	(2.03)	(2.19)	16.29	(8.89)(5)	2,494	0.86 (6)	0.86 (6)	1.03 (6)	138
R6	17.96	0.09	(1.41)	(1.32)	(0.18)	(2.03)	(2.21)	14.43	(8.85)(5)	4,133	0.75 (6)	0.75 (6)	1.14 (6)	138
Y	20.05	0.09	(1.60)	(1.51)	(0.16)	(2.03)	(2.19)	16.35	(8.86)(5)	5,751	0.86 (6)	0.86 (6)	1.03 (6)	138
F	17.96	0.09	(1.40)	(1.31)	(0.18)	(2.03)	(2.21)	14.44	(8.79)(5)	473,386	0.75 (6)	0.75 (6)	1.15 (6)	138
For the Year Ended October 31, 2024
A	$14.57	$0.14	$4.06	$4.20	$(0.10)	$(1.01)	$(1.11)	$17.66	30.09%	$444,392	1.14%	1.14%	0.85%	132%
C	10.75	0.01	2.96	2.97	(0.01)	(1.01)	(1.02)	12.70	29.09	4,206	1.95	1.95	0.05	132
I	14.79	0.19	4.13	4.32	(0.15)	(1.01)	(1.16)	17.95	30.46	42,207	0.87	0.87	1.13	132
R3	15.52	0.09	4.35	4.44	(0.05)	(1.01)	(1.06)	18.90	29.70	7,316	1.48	1.48	0.51	132
R4	16.02	0.15	4.50	4.65	(0.07)	(1.01)	(1.08)	19.59	30.13	5,007	1.18	1.18	0.82	132
R5	16.35	0.21	4.58	4.79	(0.14)	(1.01)	(1.15)	19.99	30.46	2,614	0.88	0.88	1.11	132
R6	14.80	0.12	4.21	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	3,853	0.76	0.76	0.68	132
Y	16.40	0.21	4.59	4.80	(0.14)	(1.01)	(1.15)	20.05	30.42	7,591	0.87	0.87	1.14	132
F	14.80	0.21	4.12	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	537,796	0.76	0.76	1.23	132
The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2023
A	$16.14	$0.09	$(0.03)	$0.06	$(0.05)	$(1.58)	$(1.63)	$14.57	0.04%	$367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
For the Year Ended October 31, 2022
A	$18.14	$0.05	$(0.75)	$(0.70)	$(0.01)	$(1.29)	$(1.30)	$16.14	(4.34)%	$368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (14)	15.38	0.03	0.96 (15)	0.99	—	—	—	16.37	6.47 (5)	11	0.77 (6)	0.77 (6)	0.50 (6)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$12.21	$(0.00)(8)	$5.97	$5.97	$(0.04)	$—	$(0.04)	$18.14	48.99%	$363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00)(8)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$14.43	$0.07	$(1.86)	$(1.79)	$(0.09)	$(0.34)	$(0.43)	$12.21	(12.86)%	$245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00)(8)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
Hartford Schroders US MidCap Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$19.57	$0.03	$(0.96)	$(0.93)	$(0.03)	$(1.59)	$(1.62)	$17.02	(5.68)%(5)	$188,689	1.15%(6)	1.15%(6)	0.28%(6)	32%
C	19.23	(0.05)	(0.93)	(0.98)	—	(1.59)	(1.59)	16.66	(6.05)(5)	21,438	1.92 (6)	1.92 (6)	(0.50)(6)	32
I	20.64	0.05	(1.01)	(0.96)	(0.07)	(1.59)	(1.66)	18.02	(5.54)(5)	483,807	0.92 (6)	0.91 (6)	0.52 (6)	32
R3	19.96	(0.01)	(0.97)	(0.98)	—	(1.59)	(1.59)	17.39	(5.82)(5)	1,692	1.51 (6)	1.51 (6)	(0.08)(6)	32
R4	20.43	0.02	(1.00)	(0.98)	(0.01)	(1.59)	(1.60)	17.85	(5.69)(5)	533	1.22 (6)	1.22 (6)	0.21 (6)	32
R5	20.60	0.05	(1.01)	(0.96)	(0.07)	(1.59)	(1.66)	17.98	(5.57)(5)	745	0.92 (6)	0.92 (6)	0.51 (6)	32
Y	20.63	0.05	(1.01)	(0.96)	(0.07)	(1.59)	(1.66)	18.01	(5.56)(5)	45,913	0.91 (6)	0.91 (6)	0.52 (6)	32
F	20.66	0.06	(1.01)	(0.95)	(0.09)	(1.59)	(1.68)	18.03	(5.50)(5)	129,242	0.80 (6)	0.80 (6)	0.63 (6)	32
SDR	20.71	0.06	(1.02)	(0.96)	(0.09)	(1.59)	(1.68)	18.07	(5.54)(5)	55,863	0.80 (6)	0.80 (6)	0.63 (6)	32
The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2024
A	$15.26	$0.06	$4.52	$4.58	$(0.05)	$(0.22)	$(0.27)	$19.57	30.29%	$177,860	1.16%	1.16%	0.32%	48%
C	15.07	(0.07)	4.45	4.38	—	(0.22)	(0.22)	19.23	29.32	34,455	1.91	1.91	(0.42)	48
I	16.08	0.11	4.75	4.86	(0.08)	(0.22)	(0.30)	20.64	30.58	550,887	0.91	0.90	0.58	48
R3	15.58	(0.00)(13)	4.60	4.60	—	(0.22)	(0.22)	19.96	29.78	1,799	1.52	1.52	(0.00)(9)	48
R4	15.93	0.05	4.71	4.76	(0.04)	(0.22)	(0.26)	20.43	30.17	502	1.22	1.22	0.27	48
R5	16.05	0.11	4.74	4.85	(0.08)	(0.22)	(0.30)	20.60	30.54	767	0.92	0.92	0.56	48
Y	16.06	0.11	4.76	4.87	(0.08)	(0.22)	(0.30)	20.63	30.65	56,661	0.91	0.91	0.59	48
F	16.09	0.13	4.76	4.89	(0.10)	(0.22)	(0.32)	20.66	30.73	138,758	0.81	0.81	0.68	48
SDR	16.12	0.13	4.78	4.91	(0.10)	(0.22)	(0.32)	20.71	30.80	58,637	0.81	0.81	0.67	48
For the Year Ended October 31, 2023
A	$15.92	$0.07	$(0.23)	$(0.16)	$(0.04)	$(0.46)	$(0.50)	$15.26	(1.12)%	$121,123	1.17%	1.17%	0.41%	34%
C	15.80	(0.05)	(0.22)	(0.27)	—	(0.46)	(0.46)	15.07	(1.85)	32,530	1.91	1.91	(0.31)	34
I	16.74	0.12	(0.24)	(0.12)	(0.08)	(0.46)	(0.54)	16.08	(0.84)	441,958	0.90	0.90	0.68	34
R3	16.26	0.01	(0.23)	(0.22)	—	(0.46)	(0.46)	15.58	(1.41)	1,742	1.53	1.53	0.07	34
R4	16.58	0.07	(0.23)	(0.16)	(0.03)	(0.46)	(0.49)	15.93	(1.10)	585	1.23	1.16	0.43	34
R5	16.71	0.11	(0.24)	(0.13)	(0.07)	(0.46)	(0.53)	16.05	(0.86)	592	0.93	0.93	0.63	34
Y	16.72	0.12	(0.25)	(0.13)	(0.07)	(0.46)	(0.53)	16.06	(0.86)	61,122	0.92	0.92	0.67	34
F	16.75	0.13	(0.24)	(0.11)	(0.09)	(0.46)	(0.55)	16.09	(0.74)	107,400	0.81	0.81	0.77	34
SDR	16.79	0.13	(0.25)	(0.12)	(0.09)	(0.46)	(0.55)	16.12	(0.81)	37,635	0.81	0.81	0.77	34
For the Year Ended October 31, 2022
A	$20.63	$0.03	$(1.84)	$(1.81)	$—	$(2.90)	$(2.90)	$15.92	(10.46)%	$107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
For the Year Ended October 31, 2021
A	$14.57	$(0.02)	$6.09	$6.07	$(0.01)	$—	$(0.01)	$20.63	41.71%	$106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$15.01	$0.01	$(0.35)	$(0.34)	$0.00 (8)	$(0.10)	$(0.10)	$14.57	(2.25)%	$71,370	1.18%	1.18%	0.06%	53%
C	15.21	(0.10)	(0.34)	(0.44)	—	(0.10)	(0.10)	14.67	(2.90)	43,785	1.92	1.92	(0.67)	53
I	15.63	0.05	(0.35)	(0.30)	(0.04)	(0.10)	(0.14)	15.19	(1.92)	352,667	0.90	0.90	0.35	53
R3	15.41	(0.04)	(0.35)	(0.39)	—	(0.10)	(0.10)	14.92	(2.54)	975	1.53	1.53	(0.28)	53
R4	15.53	0.00 (8)	(0.35)	(0.35)	—	(0.10)	(0.10)	15.08	(2.26)	567	1.23	1.23	0.01	53
R5	15.60	0.05	(0.35)	(0.30)	(0.04)	(0.10)	(0.14)	15.16	(1.96)	1,229	0.93	0.93	0.31	53
Y	15.63	0.05	(0.35)	(0.30)	(0.05)	(0.10)	(0.15)	15.18	(1.93)	77,493	0.91	0.90	0.34	53
F	15.64	0.06	(0.34)	(0.28)	(0.06)	(0.10)	(0.16)	15.20	(1.82)	55,554	0.81	0.81	0.42	53
SDR	15.67	0.07	(0.35)	(0.28)	(0.06)	(0.10)	(0.16)	15.23	(1.81)	37,895	0.81	0.81	0.45	53
Hartford Schroders US Small Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$29.30	$(0.02)	$(1.82)	$(1.84)	$—	$(1.98)	$(1.98)	$25.48	(7.39)%(5)	$29,100	1.41%(6)	1.35%(6)	(0.14)%(6)	19%
C	28.88	(0.13)	(1.77)	(1.90)	—	(1.98)	(1.98)	25.00	(7.72)(5)	3,485	2.19 (6)	2.10 (6)	(0.88)(6)	19
I	31.40	0.02	(1.98)	(1.96)	—	(1.98)	(1.98)	27.46	(7.27)(5)	110,567	1.12 (6)	1.10 (6)	0.11 (6)	19
R3	30.24	(0.07)	(1.88)	(1.95)	—	(1.98)	(1.98)	26.31	(7.53)(5)	1,193	1.73 (6)	1.65 (6)	(0.44)(6)	19
R4	30.95	(0.02)	(1.94)	(1.96)	—	(1.98)	(1.98)	27.01	(7.38)(5)	509	1.43 (6)	1.35 (6)	(0.14)(6)	19
R5	31.39	0.02	(1.97)	(1.95)	—	(1.98)	(1.98)	27.46	(7.24)(5)	209	1.14 (6)	1.05 (6)	0.16 (6)	19
Y	31.42	0.03	(1.98)	(1.95)	—	(1.98)	(1.98)	27.49	(7.23)(5)	6,938	1.13 (6)	1.05 (6)	0.17 (6)	19
F	31.53	0.04	(1.99)	(1.95)	—	(1.98)	(1.98)	27.60	(7.21)(5)	12,571	1.02 (6)	0.95 (6)	0.26 (6)	19
SDR	31.57	0.05	(2.00)	(1.95)	—	(1.98)	(1.98)	27.64	(7.20)(5)	22,232	1.02 (6)	0.95 (6)	0.34 (6)	19
For the Year Ended October 31, 2024
A	$22.75	$(0.07)	$6.62	$6.55	$—	$—	$—	$29.30	28.79%	$31,604	1.40%	1.35%	(0.24)%	50%
C	22.59	(0.27)	6.56	6.29	—	—	—	28.88	27.84	4,519	2.16	2.10	(0.98)	50
I	24.34	0.01	7.07	7.08	(0.02)	—	(0.02)	31.40	29.11	130,280	1.10	1.10	0.02	50
R3	23.55	(0.15)	6.84	6.69	—	—	—	30.24	28.41	1,226	1.72	1.65	(0.54)	50
R4	24.03	(0.07)	6.99	6.92	—	—	—	30.95	28.80	493	1.42	1.35	(0.24)	50
R5	24.33	0.03	7.07	7.10	(0.04)	—	(0.04)	31.39	29.19	233	1.12	1.05	0.09	50
Y	24.35	0.03	7.08	7.11	(0.04)	—	(0.04)	31.42	29.20	8,710	1.11	1.05	0.10	50
F	24.44	0.05	7.11	7.16	(0.07)	—	(0.07)	31.53	29.31	14,280	1.00	0.95	0.16	50
SDR	24.47	0.04	7.13	7.17	(0.07)	—	(0.07)	31.57	29.31	62,391	1.00	0.95	0.13	50
For the Year Ended October 31, 2023
A	$26.06	$(0.02)	$(3.07)	$(3.09)	$—	$(0.22)	$(0.22)	$22.75	(11.94)%	$27,434	1.39%	1.35%	(0.08)%	42%
C	26.07	(0.21)	(3.05)	(3.26)	—	(0.22)	(0.22)	22.59	(12.59)	4,529	2.14	2.10	(0.83)	42
I	27.79	0.05	(3.28)	(3.23)	—	(0.22)	(0.22)	24.34	(11.70)	156,580	1.09	1.09	0.17	42
R3	27.05	(0.11)	(3.17)	(3.28)	—	(0.22)	(0.22)	23.55	(12.21)	1,234	1.71	1.65	(0.39)	42
R4	27.51	(0.02)	(3.24)	(3.26)	—	(0.22)	(0.22)	24.03	(11.93)	578	1.41	1.35	(0.08)	42
R5	27.77	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.33	(11.67)	640	1.11	1.05	0.21	42
Y	27.79	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.35	(11.66)	26,336	1.10	1.05	0.22	42
F	27.87	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.44	(11.59)	13,531	0.99	0.95	0.32	42
SDR	27.90	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.47	(11.58)	25,262	1.00	0.95	0.32	42
The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$33.48	$(0.08)	$(3.65)	$(3.73)	$—	$(3.69)	$(3.69)	$26.06	(12.56)%	$32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
For the Year Ended October 31, 2021
A	$23.20	$(0.11)	$10.39	$10.28	$—	$—	$—	$33.48	44.31%	$38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
For the Year Ended October 31, 2020
A	$25.69	$0.01	$(1.19)	$(1.18)	$(0.02)	$(1.29)	$(1.31)	$23.20	(5.02)%	$23,897	1.42%	1.35%	0.06%	47%
C	26.23	(0.16)	(1.24)	(1.40)	—	(1.29)	(1.29)	23.54	(5.77)	6,957	2.17	2.10	(0.67)	47
I	27.00	0.09	(1.27)	(1.18)	(0.08)	(1.29)	(1.37)	24.45	(4.78)	144,885	1.11	1.05	0.38	47
R3	26.71	(0.07)	(1.24)	(1.31)	—	(1.29)	(1.29)	24.11	(5.31)	242	1.73	1.64	(0.30)	47
R4	26.93	0.02	(1.27)	(1.25)	(0.04)	(1.29)	(1.33)	24.35	(5.04)	194	1.43	1.35	0.08	47
R5	26.98	0.06	(1.23)	(1.17)	(0.08)	(1.29)	(1.37)	24.44	(4.78)	293	1.13	1.05	0.25	47
Y	27.00	0.09	(1.26)	(1.17)	(0.08)	(1.29)	(1.37)	24.46	(4.74)	23,531	1.12	1.05	0.39	47
F	27.03	0.10	(1.25)	(1.15)	(0.10)	(1.29)	(1.39)	24.49	(4.68)	10,407	1.01	0.95	0.41	47
SDR	27.06	0.08	(1.23)	(1.15)	(0.10)	(1.29)	(1.39)	24.52	(4.66)	23,538	1.01	0.95	0.36	47
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$44.74	$(0.16)	$(4.37)	$(4.53)	$(0.55)	$(5.89)	$(6.44)	$33.77	(12.98)%(5)	$135,139	1.37%(6)	1.36%(6)	(0.83)%(6)	45%
C	46.31	(0.33)	(4.59)	(4.92)	(0.21)	(5.89)	(6.10)	35.29	(13.30)(5)	1,160	2.14 (6)	2.14 (6)	(1.61)(6)	45
I	48.98	(0.10)	(4.89)	(4.99)	(0.69)	(5.89)	(6.58)	37.41	(12.83)(5)	40,311	1.01 (6)	1.01 (6)	(0.48)(6)	45
R3	43.16	(0.20)	(4.18)	(4.38)	(0.44)	(5.89)	(6.33)	32.45	(13.07)(5)	4,577	1.62 (6)	1.60 (6)	(1.07)(6)	45
R4	47.57	(0.17)	(4.71)	(4.88)	(0.56)	(5.89)	(6.45)	36.24	(12.94)(5)	5,575	1.32 (6)	1.32 (6)	(0.79)(6)	45
R5	52.47	(0.14)	(5.33)	(5.47)	(0.68)	(5.89)	(6.57)	40.43	(12.88)(5)	974	1.01 (6)	1.01 (6)	(0.54)(6)	45
R6	53.90	(0.09)	(5.50)	(5.59)	(0.73)	(5.89)	(6.62)	41.69	(12.77)(5)	36,017	0.90 (6)	0.90 (6)	(0.37)(6)	45
Y	53.75	(0.11)	(5.49)	(5.60)	(0.61)	(5.89)	(6.50)	41.65	(12.80)(5)	12,641	1.01 (6)	0.97 (6)	(0.45)(6)	45
F	49.48	(0.08)	(4.94)	(5.02)	(0.73)	(5.89)	(6.62)	37.84	(12.75)(5)	30,526	0.90 (6)	0.90 (6)	(0.37)(6)	45
The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2024
A	$35.01	$(0.31)	$11.44	$11.13	$—	$(1.40)	$(1.40)	$44.74	32.54%	$168,088	1.33%	1.32%	(0.73)%	68%
C(12)	37.74	(0.36)	10.33	9.97	—	(1.40)	(1.40)	46.31	31.45	1,576	2.13	2.13	(1.54)	68
I	38.08	(0.17)	12.47	12.30	—	(1.40)	(1.40)	48.98	33.00	51,243	0.96	0.96	(0.37)	68
R3	33.90	(0.39)	11.05	10.66	—	(1.40)	(1.40)	43.16	32.20	5,050	1.58	1.57	(0.98)	68
R4	37.13	(0.30)	12.14	11.84	—	(1.40)	(1.40)	47.57	32.59	8,361	1.27	1.27	(0.68)	68
R5	40.71	(0.19)	13.35	13.16	—	(1.40)	(1.40)	52.47	32.98	16,496	0.97	0.97	(0.38)	68
R6	41.74	(0.13)	13.69	13.56	—	(1.40)	(1.40)	53.90	33.13	35,905	0.87	0.87	(0.27)	68
Y	41.66	(0.15)	13.64	13.49	—	(1.40)	(1.40)	53.75	33.05	33,532	0.97	0.93	(0.31)	68
F	38.42	(0.13)	12.59	12.46	—	(1.40)	(1.40)	49.48	33.13	29,300	0.86	0.86	(0.27)	68
For the Year Ended October 31, 2023
A	$37.07	$(0.22)	$(1.84)	$(2.06)	$—	$—	$—	$35.01	(5.56)%	$141,362	1.32%	1.31%	(0.58)%	53%
C(12)	40.28	(0.56)	(1.98)	(2.54)	—	—	—	37.74	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
For the Year Ended October 31, 2022
A	$64.88	$(0.30)	$(15.38)	$(15.68)	$—	$(12.13)	$(12.13)	$37.07	(28.75)%	$163,293	1.25%	1.24%	(0.72)%	42%
C(12)	82.68	(0.72)	(17.42)	(18.14)	—	(24.26)	(24.26)	40.28	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$51.35	$(0.42)	$18.27	$17.85	$—	$(4.32)	$(4.32)	$64.88	35.73%	$256,061	1.18%	1.18%	(0.67)%	48%
C(12)	68.44	(1.10)	23.98	22.88	—	(8.64)	(8.64)	82.68	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$45.71	$(0.28)	$6.67	$6.39	$—	$(0.75)	$(0.75)	$51.35	14.06%	$198,430	1.26%	1.25%	(0.60)%	58%
C(12)	61.80	(0.78)	8.92	8.14	—	(1.50)	(1.50)	68.44	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$12.71	$0.09	$(1.31)	$(1.22)	$(0.17)	$(0.39)	$(0.56)	$10.93	(10.33)%(5)	$47,720	1.29%(6)	1.28%(6)	1.40%(6)	31%
C	10.58	0.03	(1.07)	(1.04)	(0.08)	(0.39)	(0.47)	9.07	(10.67)(5)	1,116	2.10 (6)	2.05 (6)	0.64 (6)	31
I	12.75	0.11	(1.31)	(1.20)	(0.21)	(0.39)	(0.60)	10.95	(10.19)(5)	11,992	1.02 (6)	1.00 (6)	1.76 (6)	31
R3	13.34	0.08	(1.37)	(1.29)	(0.15)	(0.39)	(0.54)	11.51	(10.39)(5)	554	1.57 (6)	1.50 (6)	1.19 (6)	31
R4	13.59	0.10	(1.40)	(1.30)	(0.19)	(0.39)	(0.58)	11.71	(10.32)(5)	165	1.27 (6)	1.20 (6)	1.47 (6)	31
R5	13.56	0.12	(1.39)	(1.27)	(0.23)	(0.39)	(0.62)	11.67	(10.16)(5)	75	0.96 (6)	0.90 (6)	1.87 (6)	31
R6	13.56	0.12	(1.38)	(1.26)	(0.24)	(0.39)	(0.63)	11.67	(10.07)(5)	9,349	0.85 (6)	0.80 (6)	1.87 (6)	31
Y	13.53	0.07	(1.34)	(1.27)	(0.23)	(0.39)	(0.62)	11.64	(10.14)(5)	64,016	0.92 (6)	0.85 (6)	1.14 (6)	31
F	12.75	0.12	(1.31)	(1.19)	(0.24)	(0.39)	(0.63)	10.93	(10.17)(5)	25,257	0.85 (6)	0.80 (6)	1.87 (6)	31
For the Year Ended October 31, 2024
A	$9.97	$0.20	$2.90	$3.10	$(0.15)	$(0.21)	$(0.36)	$12.71	31.56%	$54,975	1.32%	1.30%	1.66%	46%
C	8.34	0.10	2.41	2.51	(0.06)	(0.21)	(0.27)	10.58	30.54	1,299	2.13	2.05	1.01	46
I	10.00	0.23	2.91	3.14	(0.18)	(0.21)	(0.39)	12.75	31.96	21,189	1.02	1.00	1.96	46
R3	10.45	0.18	3.04	3.22	(0.12)	(0.21)	(0.33)	13.34	31.29	650	1.60	1.50	1.45	46
R4	10.64	0.22	3.10	3.32	(0.16)	(0.21)	(0.37)	13.59	31.67	179	1.30	1.20	1.72	46
R5	10.62	0.33	3.01	3.34	(0.19)	(0.21)	(0.40)	13.56	32.01	119	1.00	0.90	2.68	46
R6	10.62	0.27	3.09	3.36	(0.21)	(0.21)	(0.42)	13.56	32.14	10,301	0.88	0.80	2.15	46
Y	10.60	0.28	3.06	3.34	(0.20)	(0.21)	(0.41)	13.53	32.04	2,617	0.99	0.85	2.26	46
F	10.00	0.25	2.92	3.17	(0.21)	(0.21)	(0.42)	12.75	32.23	33,353	0.88	0.80	2.13	46
For the Year Ended October 31, 2023
A	$11.40	$0.12	$(0.54)	$(0.42)	$(0.16)	$(0.85)	$(1.01)	$9.97	(4.16)%	$45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$13.36	$0.13	$(1.22)	$(1.09)	$(0.09)	$(0.78)	$(0.87)	$11.40	(8.86)%	$51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$8.29	$0.10	$5.06	$5.16	$(0.09)	$—	$(0.09)	$13.36	62.61%	$59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00)(8)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$10.35	$0.09	$(1.49)	$(1.40)	$(0.08)	$(0.58)	$(0.66)	$8.29	(14.57)%	$32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00)(8)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$19.87	$(0.07)	$(1.60)	$(1.67)	$—	$—	$—	$18.20	(8.40)%(5)	$281,431	1.30%(6)	1.29%(6)	(0.69)%(6)	29%
C	17.86	(0.14)	(1.43)	(1.57)	—	—	—	16.29	(8.79)(5)	1,395	2.13 (6)	2.13 (6)	(1.54)(6)	29
I	22.16	(0.04)	(1.80)	(1.84)	—	—	—	20.32	(8.30)(5)	19,825	1.00 (6)	1.00 (6)	(0.39)(6)	29
R3	22.36	(0.11)	(1.80)	(1.91)	—	—	—	20.45	(8.54)(5)	8,902	1.60 (6)	1.60 (6)	(1.01)(6)	29
R4	25.11	(0.09)	(2.03)	(2.12)	—	—	—	22.99	(8.44)(5)	7,033	1.30 (6)	1.30 (6)	(0.70)(6)	29
R5	27.79	(0.06)	(2.24)	(2.30)	—	—	—	25.49	(8.28)(5)	1,651	1.00 (6)	1.00 (6)	(0.41)(6)	29
R6	28.82	(0.04)	(2.34)	(2.38)	—	—	—	26.44	(8.26)(5)	8,462	0.89 (6)	0.89 (6)	(0.28)(6)	29
Y	28.64	(0.06)	(2.32)	(2.38)	—	—	—	26.26	(8.31)(5)	3,884	0.99 (6)	0.99 (6)	(0.39)(6)	29
F	22.46	(0.03)	(1.82)	(1.85)	—	—	—	20.61	(8.24)(5)	229,261	0.88 (6)	0.88 (6)	(0.28)(6)	29
The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2024
A	$14.89	$(0.12)	$5.10	$4.98	$—	$—	$—	$19.87	33.45%	$322,034	1.30%	1.29%	(0.62)%	37%
C(12)	13.50	(0.13)	4.49	4.36	—	—	—	17.86	32.30	1,989	2.16	2.16	(1.48)	37
I	16.55	(0.07)	5.68	5.61	—	—	—	22.16	33.90	24,889	0.98	0.98	(0.32)	37
R3	16.80	(0.20)	5.76	5.56	—	—	—	22.36	33.10	10,706	1.60	1.60	(0.93)	37
R4	18.81	(0.15)	6.45	6.30	—	—	—	25.11	33.49	8,539	1.29	1.29	(0.63)	37
R5	20.76	(0.08)	7.11	7.03	—	—	—	27.79	33.86	1,830	1.00	1.00	(0.32)	37
R6	21.50	(0.06)	7.38	7.32	—	—	—	28.82	34.05	9,741	0.88	0.88	(0.22)	37
Y	21.38	(0.07)	7.33	7.26	—	—	—	28.64	33.96	4,499	0.99	0.99	(0.28)	37
F	16.76	(0.05)	5.75	5.70	—	—	—	22.46	34.01	261,708	0.88	0.88	(0.22)	37
For the Year Ended October 31, 2023
A	$16.30	$(0.08)	$(1.33)	$(1.41)	$—	$—	$—	$14.89	(8.59)%	$265,550	1.31%	1.31%	(0.48)%	48%
C(12)	14.90	(0.18)	(1.22)	(1.40)	—	—	—	13.50	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00)(8)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
For the Year Ended October 31, 2022
A	$30.24	$(0.13)	$(7.28)	$(7.41)	$—	$(6.53)	$(6.53)	$16.30	(30.20)%	$319,971	1.27%	1.26%	(0.69)%	90%
C(12)	35.30	(0.28)	(7.06)	(7.34)	—	(13.06)	(13.06)	14.90	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$25.50	$(0.30)	$7.82	$7.52	$—	$(2.78)	$(2.78)	$30.24	30.50%	$502,923	1.23%	1.22%	(1.02)%	123%
C(12)	31.94	(0.66)	9.58	8.92	—	(5.56)	(5.56)	35.30	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2020
A	$20.35	$(0.14)	$6.57	$6.43	$—	$(1.28)	$(1.28)	$25.50	33.21%	$389,496	1.32%	1.31%	(0.66)%	104%
C(12)	26.60	(0.40)	8.30	7.90	—	(2.56)	(2.56)	31.94	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)
The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021
Annual Report to reflect a non-material change of $0.01 to these amounts.

(8)	Amount is less than $0.01 per share.
(9)	Amount is less than (0.01)%.
(10)
The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.07% (Class A), 1.89% (Class C), 0.83% (Class I), 1.44% (Class R3), 1.13%
(Class R4), 0.83% (Class R5), 0.73% (Class R6), 0.81% (Class Y) and 0.73% (Class F).

(11)	Per share amounts have been adjusted for a 4 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(12)	Per share amounts have been adjusted for a 2 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(13)	Amount is less than $(0.01) per share.
(14)	Commenced operations on June 22, 2022.
(15)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Core Equity Fund (the "Core Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Equity Income Fund (the "Equity Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Healthcare Fund (the "Healthcare Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Fund (the "MidCap Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Value Fund (the "MidCap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Small Cap Value Fund (the "Small Cap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Small Company Fund (the "Small Company Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

69

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

70

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the

71

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange.

72

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, the Capital Appreciation Fund had used futures contracts.
b)
Additional Derivative Instrument Information:
Capital Appreciation Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,145,409	$—	$2,145,409
Total	$—	$—	$—	$2,145,409	$—	$2,145,409

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(5,220,049)	$—	$(5,220,049)
Total	$—	$—	$—	$(5,220,049)	$—	$(5,220,049)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,288,372	$—	$2,288,372
Total	$—	$—	$—	$2,288,372	$—	$2,288,372
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	357
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

73

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,145,409	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,145,409	—
Derivatives not subject to a MNA	(2,145,409)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Growth Opportunities Fund	$38,054,753	$—
Small Company Fund	115,799,423	—

74

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

During the year ended October 31, 2024, Capital Appreciation Fund utilized $15,319,634, Growth Opportunities Fund utilized $741,880,605, Healthcare Fund utilized $15,112,871, US Small Cap Opportunities Fund utilized $2,238,374, and Small Company Fund utilized $26,900,521, of prior year capital loss carryforwards.
Each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, US MidCap Opportunities Fund, US Small Cap Opportunities Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
During the year ended October 31, 2024, Growth Opportunities Fund deferred $27,225,639, MidCap Fund deferred $23,895,735, and Small Company Fund deferred $1,993,590, of late year ordinary losses.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$4,226,760,295	$1,390,529,261	$(102,080,232)	$1,288,449,029
Core Equity Fund	5,589,456,154	4,421,753,617	(131,622,693)	4,290,130,924
Dividend and Growth Fund	12,219,754,295	5,116,745,553	(319,876,232)	4,796,869,321
Equity Income Fund	3,959,162,013	878,342,663	(178,554,271)	699,788,392
Growth Opportunities Fund	3,727,459,798	1,491,763,176	(120,551,609)	1,371,211,567
Healthcare Fund	608,445,237	322,901,244	(72,814,131)	250,087,113
MidCap Fund	3,668,841,712	1,022,373,438	(327,286,504)	695,086,934
MidCap Value Fund	956,297,359	114,405,498	(35,462,940)	78,942,558
US MidCap Opportunities Fund	736,190,792	209,647,152	(55,338,450)	154,308,702
US Small Cap Opportunities Fund	144,880,786	46,893,513	(9,632,220)	37,261,293
Small Cap Growth Fund	240,403,978	43,242,053	(18,421,430)	24,820,623
Small Cap Value Fund	159,784,536	17,739,057	(17,771,022)	(31,965)
Small Company Fund	475,191,305	132,333,356	(51,638,700)	80,694,656
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Small Company Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of US MidCap Opportunities Fund and US Small Cap Opportunities Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”). SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser, out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

75

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	N/A	1.05%	0.95%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%	N/A
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows: Capital Appreciation Fund Class F (0.69%), Dividend and Growth Fund Class R5 (0.73%), Growth Opportunities Fund Class F (0.73%), Healthcare Fund Class R5 (1.05%) and MidCap Value Fund Class I (0.84%). The amount of fees recaptured by the other funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$591,517	$4,811
Core Equity Fund	678,772	14,906
Dividend and Growth Fund	1,312,402	20,822
Equity Income Fund	407,120	2,368
Growth Opportunities Fund	1,028,920	6,928
Healthcare Fund	59,058	999
MidCap Fund	305,355	3,394
MidCap Value Fund	156,864	1,548
US MidCap Opportunities Fund	96,349	2,523
US Small Cap Opportunities Fund	12,571	522
Small Cap Growth Fund	21,045	1,141
Small Cap Value Fund	20,510	181
Small Company Fund	100,062	1,789

77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination.
Fund	Class I	Class Y
Core Equity Fund	0.093%	N/A
Dividend and Growth Fund	0.103%	N/A
Equity Income Fund	0.109%	N/A
Small Cap Growth Fund	N/A	0.074%

78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Core Equity Fund	0.104%	N/A
Dividend and Growth Fund	0.105%	N/A
Equity Income Fund	0.108%	N/A
Growth Opportunities Fund	0.107%	N/A
US MidCap Opportunities Fund	0.106%	N/A
Small Cap Growth Fund	N/A	0.070%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Capital Appreciation Fund	0.10%	0.16%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Core Equity Fund	0.09%	0.10%	0.10%	0.21%	0.16%	0.11%	0.00%*	0.10%	0.00%*	N/A
Dividend and Growth Fund	0.08%	0.11%	0.10%	0.21%	0.16%	0.11%	0.00%*	0.11%	0.00%*	N/A
Equity Income Fund	0.08%	0.11%	0.11%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Growth Opportunities Fund	0.09%	0.14%	0.11%	0.20%	0.15%	0.11%	0.00%*	0.08%	0.00%*	N/A
Healthcare Fund	0.13%	0.19%	0.12%	0.22%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Fund	0.12%	0.17%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Value Fund	0.13%	0.22%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
US MidCap Opportunities Fund	0.10%	0.12%	0.11%	0.21%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
US Small Cap Opportunities Fund	0.15%	0.18%	0.11%	0.22%	0.16%	0.12%	N/A	0.11%	0.00%*	0.00%*
Small Cap Growth Fund	0.23%	0.24%	0.12%	0.22%	0.17%	0.11%	0.00%*	0.07%	0.00%*	N/A
Small Cap Value Fund	0.19%	0.25%	0.17%	0.22%	0.17%	0.11%	0.00%*	0.08%	0.00%*	N/A
Small Company Fund	0.17%	0.25%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$580,110	$594,750	$—
Core Equity Fund	—	—	—
Dividend and Growth Fund	51,686,850	52,991,250	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	—	—	—
Healthcare Fund	—	—	—
MidCap Fund	—	—	—
MidCap Value Fund	—	—	—
US MidCap Opportunities Fund	—	—	—
US Small Cap Opportunities Fund	—	—	—
Small Cap Growth Fund	—	—	—
Small Cap Value Fund	—	—	—
Small Company Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	22%	—	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	0%*	—	—	—	N/A

*	Percentage rounds to zero.
As of April 30, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	4%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	1%
Small Cap Growth Fund	9%
Small Cap Value Fund	13%
Small Company Fund	6%

*	As of April 30, 2025, affiliated funds of funds and the 529 plan were invested in Class F shares.

80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

10.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$3,108,318,044	$3,432,625,305	$3,108,318,044	$3,432,625,305
Core Equity Fund	1,671,363,671	2,137,387,606	1,671,363,671	2,137,387,606
Dividend and Growth Fund	4,596,740,572	4,809,064,854	4,596,740,572	4,809,064,854
Equity Income Fund	1,201,645,460	1,534,121,909	1,201,645,460	1,534,121,909
Growth Opportunities Fund	3,919,656,316	4,153,273,425	3,919,656,316	4,153,273,425
Healthcare Fund	171,336,262	258,659,368	171,336,262	258,659,368
MidCap Fund	2,128,817,734	2,902,792,304	2,128,817,734	2,902,792,304
MidCap Value Fund	1,585,476,731	1,481,926,463	1,585,476,731	1,481,926,463
US MidCap Opportunities Fund	307,715,538	342,351,857	307,715,538	342,351,857
US Small Cap Opportunities Fund	41,387,988	89,258,755	41,387,988	89,258,755
Small Cap Growth Fund	143,852,578	190,175,259	143,852,578	190,175,259
Small Cap Value Fund	96,823,130	44,603,874	96,823,130	44,603,874
Small Company Fund	180,774,354	216,506,079	180,774,354	216,506,079
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,105,980	$47,410,955	1,811,462	$74,958,666
Shares Issued for Reinvested Dividends	10,476,391	464,457,017	583,423	22,800,182
Shares Redeemed	(7,812,895)	(333,063,082)	(13,253,184)	(551,181,045)
Net Increase (Decrease)	3,769,476	178,804,890	(10,858,299)	(453,422,197)
Class C
Shares Sold	145,778	$3,694,116	148,492	$3,778,764
Shares Issued for Reinvested Dividends	354,212	9,145,045	4,066	99,129
Shares Redeemed	(392,312)	(9,754,630)	(968,499)	(25,001,756)
Net Increase (Decrease)	107,678	3,084,531	(815,941)	(21,123,863)
Class I
Shares Sold	770,707	$33,816,761	1,184,842	$49,589,911
Shares Issued for Reinvested Dividends	1,109,618	49,672,814	87,587	3,447,422
Shares Redeemed	(1,591,285)	(68,196,041)	(2,494,822)	(104,538,275)
Net Increase (Decrease)	289,040	15,293,534	(1,222,393)	(51,500,942)
Class R3
Shares Sold	26,637	$1,341,019	64,319	$3,097,450
Shares Issued for Reinvested Dividends	47,178	2,455,003	202	9,179
Shares Redeemed	(82,280)	(4,123,929)	(147,991)	(7,202,747)
Net Increase (Decrease)	(8,465)	(327,907)	(83,470)	(4,096,118)
Class R4
Shares Sold	28,161	$1,571,802	33,247	$1,680,931
Shares Issued for Reinvested Dividends	32,775	1,811,789	1,863	89,138
Shares Redeemed	(162,599)	(9,162,121)	(128,204)	(6,598,968)
Net Increase (Decrease)	(101,663)	(5,778,530)	(93,094)	(4,828,899)
Class R5
Shares Sold	28,958	$1,643,184	34,227	$1,805,435
Shares Issued for Reinvested Dividends	27,914	1,590,709	2,517	123,680
Shares Redeemed	(68,780)	(3,918,722)	(125,898)	(6,588,771)
Net Increase (Decrease)	(11,908)	(684,829)	(89,154)	(4,659,656)

81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	39,016	$2,175,105	90,963	$4,873,874
Shares Issued for Reinvested Dividends	42,254	2,429,922	9,904	490,643
Shares Redeemed	(53,224)	(2,998,011)	(1,060,477)	(55,079,698)
Net Increase (Decrease)	28,046	1,607,016	(959,610)	(49,715,181)
Class Y
Shares Sold	13,835	$791,088	52,992	$2,714,798
Shares Issued for Reinvested Dividends	37,222	2,142,855	2,012	99,808
Shares Redeemed	(65,502)	(3,704,969)	(84,166)	(4,459,650)
Net Increase (Decrease)	(14,445)	(771,026)	(29,162)	(1,645,044)
Class F
Shares Sold	1,653,509	$67,701,449	1,293,662	$53,877,042
Shares Issued for Reinvested Dividends	1,675,909	75,015,704	155,273	6,108,437
Shares Redeemed	(2,017,680)	(86,512,265)	(3,903,130)	(164,686,950)
Net Increase (Decrease)	1,311,738	56,204,888	(2,454,195)	(104,701,471)
Total Net Increase (Decrease)	5,369,497	$247,432,567	(16,605,318)	$(695,693,371)
Core Equity Fund
Class A
Shares Sold	2,101,456	$110,848,697	4,647,774	$233,238,755
Shares Issued for Reinvested Dividends	2,925,023	158,961,558	979,339	43,838,932
Shares Redeemed	(3,208,234)	(169,707,059)	(5,813,231)	(290,428,880)
Net Increase (Decrease)	1,818,245	100,103,196	(186,118)	(13,351,193)
Class C
Shares Sold	251,170	$11,773,448	534,677	$23,636,910
Shares Issued for Reinvested Dividends	611,358	29,363,523	226,640	9,005,650
Shares Redeemed	(1,255,131)	(58,843,149)	(3,617,118)	(162,541,988)
Net Increase (Decrease)	(392,603)	(17,706,178)	(2,855,801)	(129,899,428)
Class I
Shares Sold	4,723,177	$251,578,424	8,174,489	$407,713,458
Shares Issued for Reinvested Dividends	4,660,820	254,445,285	1,872,836	84,256,665
Shares Redeemed	(9,805,155)	(520,489,050)	(19,045,353)	(945,748,861)
Net Increase (Decrease)	(421,158)	(14,465,341)	(8,998,028)	(453,778,738)
Class R3
Shares Sold	104,257	$5,632,168	138,372	$7,134,650
Shares Issued for Reinvested Dividends	79,481	4,390,871	28,026	1,269,071
Shares Redeemed	(156,392)	(8,450,445)	(353,889)	(18,046,736)
Net Increase (Decrease)	27,346	1,572,594	(187,491)	(9,643,015)
Class R4
Shares Sold	93,783	$5,130,528	280,679	$14,496,186
Shares Issued for Reinvested Dividends	162,331	9,176,503	76,824	3,563,542
Shares Redeemed	(324,459)	(18,073,481)	(1,176,761)	(62,693,651)
Net Increase (Decrease)	(68,345)	(3,766,450)	(819,258)	(44,633,923)
Class R5
Shares Sold	135,255	$7,245,722	988,462	$52,080,546
Shares Issued for Reinvested Dividends	235,429	12,979,007	84,192	3,822,042
Shares Redeemed	(603,273)	(32,882,624)	(1,153,890)	(56,913,305)
Net Increase (Decrease)	(232,589)	(12,657,895)	(81,236)	(1,010,717)
Class R6
Shares Sold	1,943,540	$106,337,133	3,965,424	$203,540,043
Shares Issued for Reinvested Dividends	1,855,876	102,890,374	702,308	32,054,998
Shares Redeemed	(5,065,385)	(276,248,772)	(7,271,323)	(364,530,660)
Net Increase (Decrease)	(1,265,969)	(67,021,265)	(2,603,591)	(128,935,619)
Class Y
Shares Sold	470,210	$25,146,716	1,064,263	$54,628,070
Shares Issued for Reinvested Dividends	686,208	38,023,640	302,623	13,794,577
Shares Redeemed	(1,513,901)	(82,461,665)	(4,180,003)	(208,490,775)
Net Increase (Decrease)	(357,483)	(19,291,309)	(2,813,117)	(140,068,128)

82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	10,227,498	$540,526,791	11,087,478	$575,080,680
Shares Issued for Reinvested Dividends	4,793,766	261,953,903	1,689,227	76,113,732
Shares Redeemed	(6,730,341)	(358,917,001)	(13,381,834)	(672,120,488)
Net Increase (Decrease)	8,290,923	443,563,693	(605,129)	(20,926,076)
Total Net Increase (Decrease)	7,398,367	$410,331,045	(19,149,769)	$(942,246,837)
Dividend and Growth Fund
Class A
Shares Sold	3,996,458	$136,768,020	7,806,449	$267,126,090
Shares Issued for Reinvested Dividends	13,327,325	459,041,842	2,504,207	84,827,161
Shares Redeemed	(11,213,199)	(384,530,202)	(17,466,832)	(600,375,181)
Net Increase (Decrease)	6,110,584	211,279,660	(7,156,176)	(248,421,930)
Class C
Shares Sold	435,230	$14,399,400	1,113,937	$36,354,673
Shares Issued for Reinvested Dividends	559,559	18,297,370	65,784	2,083,834
Shares Redeemed	(1,044,757)	(33,848,272)	(1,441,736)	(47,093,455)
Net Increase (Decrease)	(49,968)	(1,151,502)	(262,015)	(8,654,948)
Class I
Shares Sold	21,272,986	$739,794,756	36,744,383	$1,256,236,645
Shares Issued for Reinvested Dividends	12,412,245	424,414,624	2,329,923	78,795,659
Shares Redeemed	(31,009,903)	(1,043,533,856)	(34,529,759)	(1,178,000,085)
Net Increase (Decrease)	2,675,328	120,675,524	4,544,547	157,032,219
Class R3
Shares Sold	146,947	$5,095,844	236,820	$8,396,726
Shares Issued for Reinvested Dividends	136,030	4,784,664	20,699	708,444
Shares Redeemed	(171,598)	(5,976,638)	(399,538)	(13,958,999)
Net Increase (Decrease)	111,379	3,903,870	(142,019)	(4,853,829)
Class R4
Shares Sold	180,123	$6,365,300	399,437	$13,899,250
Shares Issued for Reinvested Dividends	198,250	7,043,164	36,900	1,282,830
Shares Redeemed	(270,768)	(9,508,373)	(636,313)	(22,605,166)
Net Increase (Decrease)	107,605	3,900,091	(199,976)	(7,423,086)
Class R5
Shares Sold	351,208	$12,578,548	873,951	$31,069,424
Shares Issued for Reinvested Dividends	234,427	8,375,658	53,261	1,869,679
Shares Redeemed	(983,812)	(34,494,943)	(1,909,192)	(67,769,538)
Net Increase (Decrease)	(398,177)	(13,540,737)	(981,980)	(34,830,435)
Class R6
Shares Sold	3,577,448	$127,845,504	6,711,654	$238,745,330
Shares Issued for Reinvested Dividends	2,531,946	90,442,199	503,160	17,731,118
Shares Redeemed	(3,826,765)	(135,674,210)	(5,149,690)	(183,472,808)
Net Increase (Decrease)	2,282,629	82,613,493	2,065,124	73,003,640
Class Y
Shares Sold	1,186,328	$42,713,913	4,615,418	$166,955,118
Shares Issued for Reinvested Dividends	1,426,762	50,981,322	290,443	10,203,983
Shares Redeemed	(3,922,513)	(142,126,157)	(5,607,191)	(195,659,522)
Net Increase (Decrease)	(1,309,423)	(48,430,922)	(701,330)	(18,500,421)
Class F
Shares Sold	15,977,024	$542,647,724	36,082,531	$1,231,457,900
Shares Issued for Reinvested Dividends	17,953,162	613,215,484	3,674,836	124,216,526
Shares Redeemed	(22,308,724)	(758,844,903)	(40,045,539)	(1,361,067,588)
Net Increase (Decrease)	11,621,462	397,018,305	(288,172)	(5,393,162)
Total Net Increase (Decrease)	21,151,419	$756,267,782	(3,121,997)	$(98,041,952)

83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Equity Income Fund
Class A
Shares Sold	2,752,124	$56,583,402	4,512,115	$92,731,591
Shares Issued for Reinvested Dividends	7,780,229	160,118,692	6,802,105	134,312,627
Shares Redeemed	(7,648,694)	(157,937,270)	(14,637,636)	(300,210,461)
Net Increase (Decrease)	2,883,659	58,764,824	(3,323,416)	(73,166,243)
Class C
Shares Sold	196,382	$4,019,545	351,631	$7,152,115
Shares Issued for Reinvested Dividends	339,460	6,941,649	353,878	6,895,571
Shares Redeemed	(902,106)	(18,442,936)	(2,126,577)	(43,293,305)
Net Increase (Decrease)	(366,264)	(7,481,742)	(1,421,068)	(29,245,619)
Class I
Shares Sold	6,489,082	$133,283,390	13,048,470	$264,297,571
Shares Issued for Reinvested Dividends	5,777,334	117,722,637	5,669,770	111,059,555
Shares Redeemed	(12,793,431)	(261,453,452)	(30,403,522)	(616,525,351)
Net Increase (Decrease)	(527,015)	(10,447,425)	(11,685,282)	(241,168,225)
Class R3
Shares Sold	88,628	$1,850,312	178,297	$3,683,743
Shares Issued for Reinvested Dividends	86,008	1,775,370	89,593	1,768,738
Shares Redeemed	(326,724)	(7,060,410)	(416,561)	(8,574,794)
Net Increase (Decrease)	(152,088)	(3,434,728)	(148,671)	(3,122,313)
Class R4
Shares Sold	134,847	$2,827,021	292,013	$5,980,835
Shares Issued for Reinvested Dividends	142,027	2,937,507	132,460	2,625,607
Shares Redeemed	(283,850)	(6,002,261)	(670,860)	(13,825,868)
Net Increase (Decrease)	(6,976)	(237,733)	(246,387)	(5,219,426)
Class R5
Shares Sold	190,570	$3,969,075	429,438	$8,834,391
Shares Issued for Reinvested Dividends	172,576	3,599,119	202,226	4,037,982
Shares Redeemed	(356,862)	(7,457,303)	(1,388,495)	(28,595,426)
Net Increase (Decrease)	6,284	110,891	(756,831)	(15,723,053)
Class R6
Shares Sold	991,794	$21,042,857	2,933,315	$60,536,026
Shares Issued for Reinvested Dividends	767,009	16,062,854	641,812	12,919,148
Shares Redeemed	(1,315,765)	(27,789,197)	(2,944,220)	(61,222,060)
Net Increase (Decrease)	443,038	9,316,514	630,907	12,233,114
Class Y
Shares Sold	327,011	$6,879,016	2,653,217	$54,505,381
Shares Issued for Reinvested Dividends	367,874	7,705,357	398,906	8,005,847
Shares Redeemed	(1,114,224)	(23,733,879)	(3,566,692)	(74,825,919)
Net Increase (Decrease)	(419,339)	(9,149,506)	(514,569)	(12,314,691)
Class F
Shares Sold	4,878,210	$100,653,872	8,139,629	$165,759,631
Shares Issued for Reinvested Dividends	5,561,481	113,307,466	4,926,668	96,641,196
Shares Redeemed	(7,714,530)	(158,545,528)	(14,837,524)	(302,234,813)
Net Increase (Decrease)	2,725,161	55,415,810	(1,771,227)	(39,833,986)
Total Net Increase (Decrease)	4,586,460	$92,856,905	(19,236,544)	$(407,560,442)
Growth Opportunities Fund
Class A
Shares Sold	1,657,193	$94,524,533	3,313,782	$158,478,855
Shares Redeemed	(3,406,120)	(194,532,283)	(7,982,650)	(384,256,274)
Net Increase (Decrease)	(1,748,927)	(100,007,750)	(4,668,868)	(225,777,419)
Class C(1)
Shares Sold	85,547	$4,893,088	760,511	$9,579,711
Shares Redeemed	(301,029)	(17,073,596)	(9,752,588)	(54,798,049)
Net Increase (Decrease)	(215,482)	(12,180,508)	(8,992,077)	(45,218,338)

84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	1,496,932	$95,003,321	3,688,168	$200,565,609
Shares Redeemed	(2,327,905)	(148,169,095)	(5,855,040)	(309,791,506)
Net Increase (Decrease)	(830,973)	(53,165,774)	(2,166,872)	(109,225,897)
Class R3
Shares Sold	77,060	$4,437,570	99,168	$4,690,569
Shares Redeemed	(56,826)	(3,227,400)	(375,603)	(17,376,932)
Net Increase (Decrease)	20,234	1,210,170	(276,435)	(12,686,363)
Class R4
Shares Sold	54,103	$3,419,294	207,198	$11,318,375
Shares Redeemed	(94,662)	(6,088,044)	(415,201)	(21,781,911)
Net Increase (Decrease)	(40,559)	(2,668,750)	(208,003)	(10,463,536)
Class R5
Shares Sold	15,129	$1,094,021	24,317	$1,470,961
Shares Redeemed	(12,593)	(853,954)	(73,715)	(3,970,361)
Net Increase (Decrease)	2,536	240,067	(49,398)	(2,499,400)
Class R6
Shares Sold	61,458	$4,488,746	168,745	$9,891,909
Shares Redeemed	(74,993)	(5,528,558)	(425,459)	(24,550,286)
Net Increase (Decrease)	(13,535)	(1,039,812)	(256,714)	(14,658,377)
Class Y
Shares Sold	185,683	$13,452,191	349,821	$21,679,169
Shares Redeemed	(320,166)	(22,959,254)	(531,762)	(32,074,518)
Net Increase (Decrease)	(134,483)	(9,507,063)	(181,941)	(10,395,349)
Class F
Shares Sold	1,873,376	$119,585,281	2,548,054	$141,184,023
Shares Redeemed	(2,058,980)	(134,133,936)	(5,132,400)	(276,840,339)
Net Increase (Decrease)	(185,604)	(14,548,655)	(2,584,346)	(135,656,316)
Total Net Increase (Decrease)	(3,146,793)	$(191,668,075)	(19,384,654)	$(566,580,995)
Healthcare Fund
Class A
Shares Sold	240,305	$8,598,771	699,688	$26,667,714
Shares Issued for Reinvested Dividends	860,285	31,207,126	—	—
Shares Redeemed	(2,039,519)	(73,013,712)	(2,922,736)	(111,432,996)
Net Increase (Decrease)	(938,929)	(33,207,815)	(2,223,048)	(84,765,282)
Class C
Shares Sold	14,330	$353,245	45,115	$1,210,368
Shares Issued for Reinvested Dividends	89,031	2,175,914	—	—
Shares Redeemed	(294,196)	(7,128,240)	(915,146)	(24,081,634)
Net Increase (Decrease)	(190,835)	(4,599,081)	(870,031)	(22,871,266)
Class I
Shares Sold	1,147,557	$45,495,618	720,290	$31,083,818
Shares Issued for Reinvested Dividends	251,730	10,016,273	—	—
Shares Redeemed	(1,459,939)	(56,976,143)	(1,905,462)	(78,900,659)
Net Increase (Decrease)	(60,652)	(1,464,252)	(1,185,172)	(47,816,841)
Class R3
Shares Sold	32,494	$1,185,761	55,429	$2,138,683
Shares Issued for Reinvested Dividends	23,760	877,234	—	—
Shares Redeemed	(72,286)	(2,698,939)	(180,535)	(7,019,362)
Net Increase (Decrease)	(16,032)	(635,944)	(125,106)	(4,880,679)
Class R4
Shares Sold	26,909	$1,086,393	30,916	$1,296,331
Shares Issued for Reinvested Dividends	9,441	383,951	—	—
Shares Redeemed	(89,902)	(3,803,567)	(113,852)	(4,903,670)
Net Increase (Decrease)	(53,552)	(2,333,223)	(82,936)	(3,607,339)

85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	3,847	$162,119	28,294	$1,331,817
Shares Issued for Reinvested Dividends	1,858	82,220	—	—
Shares Redeemed	(68,039)	(3,211,583)	(52,591)	(2,451,309)
Net Increase (Decrease)	(62,334)	(2,967,244)	(24,297)	(1,119,492)
Class R6
Shares Sold	12,634	$566,503	74,108	$3,510,281
Shares Issued for Reinvested Dividends	6,196	280,454	—	—
Shares Redeemed	(19,046)	(856,658)	(1,204,013)	(57,576,695)
Net Increase (Decrease)	(216)	(9,701)	(1,129,905)	(54,066,414)
Class Y
Shares Sold	10,299	$468,227	59,712	$2,802,790
Shares Issued for Reinvested Dividends	26,428	1,191,258	—	—
Shares Redeemed	(193,673)	(8,788,438)	(477,523)	(22,118,982)
Net Increase (Decrease)	(156,946)	(7,128,953)	(417,811)	(19,316,192)
Class F
Shares Sold	35,196	$1,407,760	73,555	$3,118,147
Shares Issued for Reinvested Dividends	35,370	1,419,236	—	—
Shares Redeemed	(118,363)	(4,670,217)	(163,430)	(6,905,329)
Net Increase (Decrease)	(47,797)	(1,843,221)	(89,875)	(3,787,182)
Total Net Increase (Decrease)	(1,527,293)	$(54,189,434)	(6,148,181)	$(242,230,687)
MidCap Fund
Class A
Shares Sold	1,562,859	$39,163,814	3,308,776	$84,238,570
Shares Issued for Reinvested Dividends	4,690,844	125,855,349	2,134,231	51,029,462
Shares Redeemed	(9,604,126)	(241,720,119)	(16,915,457)	(429,767,345)
Net Increase (Decrease)	(3,350,423)	(76,700,956)	(11,472,450)	(294,499,313)
Class C(2)
Shares Sold	50,749	$1,315,043	263,054	$3,601,073
Shares Issued for Reinvested Dividends	216,056	5,844,305	546,334	6,632,061
Shares Redeemed	(1,142,143)	(29,038,325)	(8,855,324)	(66,750,934)
Net Increase (Decrease)	(875,338)	(21,878,977)	(8,045,936)	(56,517,800)
Class I
Shares Sold	1,876,665	$50,640,490	5,156,717	$141,503,552
Shares Issued for Reinvested Dividends	1,719,473	49,452,037	971,896	24,744,469
Shares Redeemed	(8,606,077)	(232,238,067)	(19,618,915)	(529,768,853)
Net Increase (Decrease)	(5,009,939)	(132,145,540)	(13,490,302)	(363,520,832)
Class R3
Shares Sold	111,337	$3,261,568	189,942	$5,609,956
Shares Issued for Reinvested Dividends	91,173	2,866,479	42,865	1,195,077
Shares Redeemed	(390,052)	(11,525,260)	(521,878)	(15,501,774)
Net Increase (Decrease)	(187,542)	(5,397,213)	(289,071)	(8,696,741)
Class R4
Shares Sold	77,865	$2,495,088	223,158	$7,136,841
Shares Issued for Reinvested Dividends	57,949	1,983,599	35,056	1,056,244
Shares Redeemed	(409,440)	(13,194,027)	(897,830)	(28,920,622)
Net Increase (Decrease)	(273,626)	(8,715,340)	(639,616)	(20,727,537)
Class R5
Shares Sold	34,188	$1,179,759	139,278	$4,699,936
Shares Issued for Reinvested Dividends	48,433	1,765,395	35,281	1,125,457
Shares Redeemed	(190,228)	(6,535,622)	(1,118,010)	(37,587,156)
Net Increase (Decrease)	(107,607)	(3,590,468)	(943,451)	(31,761,763)
Class R6
Shares Sold	533,344	$18,842,914	1,282,423	$44,384,718
Shares Issued for Reinvested Dividends	360,293	13,424,521	230,036	7,487,691
Shares Redeemed	(2,494,320)	(86,315,408)	(7,356,634)	(250,960,691)
Net Increase (Decrease)	(1,600,683)	(54,047,973)	(5,844,175)	(199,088,282)

86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	144,009	$4,974,567	1,315,336	$45,320,583
Shares Issued for Reinvested Dividends	244,425	9,060,827	162,652	5,273,187
Shares Redeemed	(2,611,498)	(90,880,856)	(5,640,688)	(195,509,992)
Net Increase (Decrease)	(2,223,064)	(76,845,462)	(4,162,700)	(144,916,222)
Class F
Shares Sold	3,526,476	$93,659,043	7,016,608	$191,598,318
Shares Issued for Reinvested Dividends	3,368,691	97,826,798	1,561,537	40,084,661
Shares Redeemed	(10,005,723)	(274,369,250)	(18,100,862)	(495,708,126)
Net Increase (Decrease)	(3,110,556)	(82,883,409)	(9,522,717)	(264,025,147)
Total Net Increase (Decrease)	(16,738,778)	$(462,205,338)	(54,410,418)	$(1,383,753,637)
MidCap Value Fund
Class A
Shares Sold	1,280,698	$20,092,751	1,821,444	$29,916,556
Shares Issued for Reinvested Dividends	3,303,616	53,909,032	1,818,899	27,909,782
Shares Redeemed	(2,346,518)	(36,624,558)	(3,690,758)	(60,453,694)
Net Increase (Decrease)	2,237,796	37,377,225	(50,415)	(2,627,356)
Class C
Shares Sold	15,061	$160,137	27,711	$329,969
Shares Issued for Reinvested Dividends	60,917	680,476	42,195	464,266
Shares Redeemed	(96,359)	(1,019,258)	(205,504)	(2,420,520)
Net Increase (Decrease)	(20,381)	(178,645)	(135,598)	(1,626,285)
Class I
Shares Sold	9,396,037	$151,364,781	518,523	$8,614,576
Shares Issued for Reinvested Dividends	328,119	5,445,813	198,687	3,102,274
Shares Redeemed	(958,094)	(14,703,143)	(1,049,567)	(17,574,352)
Net Increase (Decrease)	8,766,062	142,107,451	(332,357)	(5,857,502)
Class R3
Shares Sold	18,887	$321,775	36,854	$651,422
Shares Issued for Reinvested Dividends	44,446	783,321	23,866	390,590
Shares Redeemed	(39,338)	(711,150)	(40,466)	(724,931)
Net Increase (Decrease)	23,995	393,946	20,254	317,081
Class R4
Shares Sold	17,148	$309,807	30,524	$561,757
Shares Issued for Reinvested Dividends	28,717	526,285	17,197	291,520
Shares Redeemed	(30,870)	(596,079)	(64,568)	(1,209,821)
Net Increase (Decrease)	14,995	240,013	(16,847)	(356,544)
Class R5
Shares Sold	13,304	$238,642	6,201	$111,584
Shares Issued for Reinvested Dividends	15,390	287,952	8,115	140,909
Shares Redeemed	(6,344)	(112,554)	(3,382)	(62,100)
Net Increase (Decrease)	22,350	414,040	10,934	190,393
Class R6
Shares Sold	63,013	$1,051,843	207,715	$3,716,404
Shares Issued for Reinvested Dividends	30,452	505,708	635	9,926
Shares Redeemed	(21,652)	(356,531)	(1,020)	(17,000)
Net Increase (Decrease)	71,813	1,201,020	207,330	3,709,330
Class Y
Shares Sold	36,030	$679,917	100,612	$1,863,658
Shares Issued for Reinvested Dividends	44,219	830,480	25,088	437,120
Shares Redeemed	(107,016)	(1,945,350)	(145,202)	(2,669,963)
Net Increase (Decrease)	(26,767)	(434,953)	(19,502)	(369,185)
Class F
Shares Sold	2,656,868	$41,715,145	3,827,595	$63,598,222
Shares Issued for Reinvested Dividends	3,943,089	65,486,678	2,287,366	35,752,266
Shares Redeemed	(3,744,779)	(60,968,150)	(6,587,747)	(109,817,420)
Net Increase (Decrease)	2,855,178	46,233,673	(472,786)	(10,466,932)
Total Net Increase (Decrease)	13,945,041	$227,353,770	(788,987)	$(17,087,000)

87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
US MidCap Opportunities Fund
Class A
Shares Sold	2,122,201	$38,868,637	2,148,301	$38,840,840
Shares Issued for Reinvested Dividends	778,468	14,927,181	128,324	2,161,151
Shares Redeemed	(902,263)	(16,440,119)	(1,125,512)	(20,213,735)
Net Increase (Decrease)	1,998,406	37,355,699	1,151,113	20,788,256
Class C
Shares Sold	64,644	$1,177,559	96,929	$1,729,788
Shares Issued for Reinvested Dividends	148,510	2,793,474	28,358	468,185
Shares Redeemed	(718,173)	(12,668,619)	(492,052)	(8,690,401)
Net Increase (Decrease)	(505,019)	(8,697,586)	(366,765)	(6,492,428)
Class I
Shares Sold	3,316,830	$64,656,404	5,396,403	$102,839,121
Shares Issued for Reinvested Dividends	2,038,975	41,380,630	457,737	8,154,020
Shares Redeemed	(5,190,446)	(100,801,007)	(6,658,317)	(126,357,016)
Net Increase (Decrease)	165,359	5,236,027	(804,177)	(15,363,875)
Class R3
Shares Sold	8,569	$162,206	15,702	$303,758
Shares Issued for Reinvested Dividends	7,262	142,331	1,460	24,943
Shares Redeemed	(8,655)	(164,143)	(38,888)	(690,376)
Net Increase (Decrease)	7,176	140,394	(21,726)	(361,675)
Class R4
Shares Sold	3,792	$70,947	2,576	$48,183
Shares Issued for Reinvested Dividends	1,994	40,065	553	9,709
Shares Redeemed	(473)	(9,438)	(15,310)	(288,190)
Net Increase (Decrease)	5,313	101,574	(12,181)	(230,298)
Class R5
Shares Sold	1,601	$30,260	5,592	$107,397
Shares Issued for Reinvested Dividends	3,060	61,984	634	11,266
Shares Redeemed	(448)	(8,452)	(5,890)	(116,983)
Net Increase (Decrease)	4,213	83,792	336	1,680
Class Y
Shares Sold	89,597	$1,736,125	71,987	$1,378,619
Shares Issued for Reinvested Dividends	216,987	4,402,005	63,423	1,128,087
Shares Redeemed	(503,671)	(9,870,522)	(1,193,670)	(22,122,369)
Net Increase (Decrease)	(197,087)	(3,732,392)	(1,058,260)	(19,615,663)
Class F
Shares Sold	793,029	$15,338,394	1,662,031	$31,308,075
Shares Issued for Reinvested Dividends	550,388	11,175,495	122,833	2,191,472
Shares Redeemed	(890,013)	(17,400,091)	(1,744,433)	(33,279,374)
Net Increase (Decrease)	453,404	9,113,798	40,431	220,173
Class SDR
Shares Sold	378,096	$7,347,113	990,049	$19,098,948
Shares Issued for Reinvested Dividends	223,393	4,547,007	40,096	716,927
Shares Redeemed	(341,866)	(6,726,485)	(532,484)	(10,179,703)
Net Increase (Decrease)	259,623	5,167,635	497,661	9,636,172
Total Net Increase (Decrease)	2,191,388	$44,768,941	(573,568)	$(11,417,658)
US Small Cap Opportunities Fund
Class A
Shares Sold	72,425	$2,130,400	106,535	$2,916,104
Shares Issued for Reinvested Dividends	69,944	2,134,000	—	—
Shares Redeemed	(79,027)	(2,246,068)	(233,678)	(6,516,112)
Net Increase (Decrease)	63,342	2,018,332	(127,143)	(3,600,008)
Class C
Shares Sold	2,698	$77,388	11,125	$298,605
Shares Issued for Reinvested Dividends	10,197	306,110	—	—
Shares Redeemed	(29,993)	(862,216)	(55,101)	(1,503,952)
Net Increase (Decrease)	(17,098)	(478,718)	(43,976)	(1,205,347)

88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	222,145	$7,126,976	554,243	$16,073,416
Shares Issued for Reinvested Dividends	236,054	7,754,361	4,571	136,073
Shares Redeemed	(580,920)	(17,989,195)	(2,842,597)	(82,418,271)
Net Increase (Decrease)	(122,721)	(3,107,858)	(2,283,783)	(66,208,782)
Class R3
Shares Sold	4,737	$143,302	6,211	$177,928
Shares Issued for Reinvested Dividends	2,647	83,493	—	—
Shares Redeemed	(2,597)	(79,348)	(18,060)	(509,700)
Net Increase (Decrease)	4,787	147,447	(11,849)	(331,772)
Class R4
Shares Sold	3,083	$95,299	2,506	$73,495
Shares Issued for Reinvested Dividends	984	31,829	—	—
Shares Redeemed	(1,152)	(33,193)	(10,617)	(307,150)
Net Increase (Decrease)	2,915	93,935	(8,111)	(233,655)
Class R5
Shares Sold	157	$4,850	996	$28,516
Shares Issued for Reinvested Dividends	450	14,782	34	1,023
Shares Redeemed	(426)	(11,782)	(19,901)	(600,496)
Net Increase (Decrease)	181	7,850	(18,871)	(570,957)
Class Y
Shares Sold	15,277	$462,904	417,552	$12,179,538
Shares Issued for Reinvested Dividends	14,642	481,264	1,356	40,360
Shares Redeemed	(54,705)	(1,801,661)	(1,223,055)	(36,164,818)
Net Increase (Decrease)	(24,786)	(857,493)	(804,147)	(23,944,920)
Class F
Shares Sold	38,065	$1,155,119	66,354	$1,953,724
Shares Issued for Reinvested Dividends	26,855	886,203	1,213	36,213
Shares Redeemed	(62,405)	(1,926,164)	(168,234)	(4,954,770)
Net Increase (Decrease)	2,515	115,158	(100,667)	(2,964,833)
Class SDR
Shares Sold	50,695	$1,575,655	1,141,290	$34,758,231
Shares Issued for Reinvested Dividends	48,542	1,604,325	2,372	70,904
Shares Redeemed	(1,271,018)	(43,003,339)	(199,770)	(5,998,614)
Net Increase (Decrease)	(1,171,781)	(39,823,359)	943,892	28,830,521
Total Net Increase (Decrease)	(1,262,646)	$(41,884,706)	(2,454,655)	$(70,229,753)
Small Cap Growth Fund
Class A
Shares Sold	55,029	$2,290,567	98,871	$4,128,274
Shares Issued for Reinvested Dividends	563,214	24,011,500	146,574	5,533,183
Shares Redeemed	(373,570)	(14,368,993)	(525,834)	(21,933,130)
Net Increase (Decrease)	244,673	11,933,074	(280,389)	(12,271,673)
Class C(2)
Shares Sold	2,691	$115,163	19,425	$419,824
Shares Issued for Reinvested Dividends	4,734	210,744	4,579	90,111
Shares Redeemed	(8,577)	(331,468)	(57,605)	(519,619)
Net Increase (Decrease)	(1,152)	(5,561)	(33,601)	(9,684)
Class I
Shares Sold	119,629	$5,213,542	115,750	$5,200,094
Shares Issued for Reinvested Dividends	144,784	6,830,109	40,612	1,673,198
Shares Redeemed	(233,135)	(10,235,380)	(337,217)	(15,189,737)
Net Increase (Decrease)	31,278	1,808,271	(180,855)	(8,316,445)
Class R3
Shares Sold	16,659	$582,160	16,027	$642,313
Shares Issued for Reinvested Dividends	17,976	736,410	5,829	212,751
Shares Redeemed	(10,574)	(406,733)	(55,744)	(2,256,630)
Net Increase (Decrease)	24,061	911,837	(33,888)	(1,401,566)

89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	9,640	$398,343	28,317	$1,249,431
Shares Issued for Reinvested Dividends	24,893	1,137,596	6,470	259,595
Shares Redeemed	(56,445)	(2,237,189)	(68,392)	(2,936,242)
Net Increase (Decrease)	(21,912)	(701,250)	(33,605)	(1,427,216)
Class R5
Shares Sold	3,546	$182,297	45,684	$2,259,030
Shares Issued for Reinvested Dividends	40,314	2,054,247	9,503	419,366
Shares Redeemed	(334,148)	(15,985,385)	(45,276)	(2,214,845)
Net Increase (Decrease)	(290,288)	(13,748,841)	9,911	463,551
Class R6
Shares Sold	188,788	$8,560,666	155,558	$7,863,382
Shares Issued for Reinvested Dividends	85,466	4,484,346	25,271	1,144,515
Shares Redeemed	(76,425)	(3,729,904)	(329,479)	(16,318,939)
Net Increase (Decrease)	197,829	9,315,108	(148,650)	(7,311,042)
Class Y
Shares Sold	23,622	$1,091,874	319,648	$15,714,270
Shares Issued for Reinvested Dividends	48,457	2,540,076	49,728	2,247,723
Shares Redeemed	(392,334)	(19,785,474)	(2,218,944)	(111,387,012)
Net Increase (Decrease)	(320,255)	(16,153,524)	(1,849,568)	(93,425,019)
Class F
Shares Sold	327,608	$14,571,164	58,048	$2,587,773
Shares Issued for Reinvested Dividends	77,960	3,716,991	21,090	876,923
Shares Redeemed	(190,879)	(8,608,131)	(144,048)	(6,579,018)
Net Increase (Decrease)	214,689	9,680,024	(64,910)	(3,114,322)
Total Net Increase (Decrease)	78,923	$3,039,138	(2,615,555)	$(126,813,416)
Small Cap Value Fund
Class A
Shares Sold	188,945	$2,331,856	396,050	$4,616,041
Shares Issued for Reinvested Dividends	180,422	2,409,264	143,313	1,629,023
Shares Redeemed	(328,997)	(4,040,752)	(770,425)	(9,064,158)
Net Increase (Decrease)	40,370	700,368	(231,062)	(2,819,094)
Class C
Shares Sold	18,442	$192,761	19,244	$194,333
Shares Issued for Reinvested Dividends	5,226	58,479	4,875	45,570
Shares Redeemed	(23,337)	(224,555)	(80,719)	(781,309)
Net Increase (Decrease)	331	26,685	(56,600)	(541,406)
Class I
Shares Sold	457,384	$5,934,474	432,015	$5,146,420
Shares Issued for Reinvested Dividends	85,247	1,137,000	61,148	699,430
Shares Redeemed	(1,108,814)	(12,646,440)	(599,529)	(7,045,011)
Net Increase (Decrease)	(566,183)	(5,574,966)	(106,366)	(1,199,161)
Class R3
Shares Sold	3,908	$50,940	5,014	$61,771
Shares Issued for Reinvested Dividends	1,888	26,577	1,465	17,434
Shares Redeemed	(6,391)	(70,488)	(8,519)	(112,698)
Net Increase (Decrease)	(595)	7,029	(2,040)	(33,493)
Class R4
Shares Sold	475	$6,110	803	$10,090
Shares Issued for Reinvested Dividends	539	7,700	373	4,539
Shares Redeemed	(66)	(947)	(47)	(584)
Net Increase (Decrease)	948	12,863	1,129	14,045
Class R5
Shares Sold	1,158	$15,377	6,980	$84,763
Shares Issued for Reinvested Dividends	382	5,419	5,989	72,871
Shares Redeemed	(3,947)	(50,284)	(178,811)	(2,299,188)
Net Increase (Decrease)	(2,407)	(29,488)	(165,842)	(2,141,554)

90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	60,842	$801,760	128,185	$1,608,926
Shares Issued for Reinvested Dividends	34,420	488,090	26,489	322,438
Shares Redeemed	(53,517)	(702,411)	(149,058)	(1,867,797)
Net Increase (Decrease)	41,745	587,439	5,616	63,567
Class Y
Shares Sold	5,372,935	$65,700,117	111,960	$1,376,693
Shares Issued for Reinvested Dividends	7,362	104,234	7,838	95,196
Shares Redeemed	(74,931)	(998,721)	(157,474)	(2,010,743)
Net Increase (Decrease)	5,305,366	64,805,630	(37,676)	(538,854)
Class F
Shares Sold	714,623	$8,922,538	532,903	$6,210,819
Shares Issued for Reinvested Dividends	118,360	1,573,364	86,983	995,586
Shares Redeemed	(1,139,555)	(13,620,666)	(390,442)	(4,740,356)
Net Increase (Decrease)	(306,572)	(3,124,764)	229,444	2,466,049
Total Net Increase (Decrease)	4,513,003	$57,410,796	(363,397)	$(4,729,901)
Small Company Fund
Class A
Shares Sold	501,287	$9,898,206	1,092,853	$20,104,382
Shares Redeemed	(1,241,773)	(24,501,024)	(2,727,006)	(50,191,000)
Net Increase (Decrease)	(740,486)	(14,602,818)	(1,634,153)	(30,086,618)
Class C(2)
Shares Sold	5,938	$96,933	20,118	$169,570
Shares Redeemed	(31,638)	(567,602)	(291,751)	(1,488,194)
Net Increase (Decrease)	(25,700)	(470,669)	(271,633)	(1,318,624)
Class I
Shares Sold	62,708	$1,429,874	93,201	$1,929,952
Shares Redeemed	(210,377)	(4,437,124)	(322,866)	(6,595,885)
Net Increase (Decrease)	(147,669)	(3,007,250)	(229,665)	(4,665,933)
Class R3
Shares Sold	57,267	$1,278,710	82,714	$1,728,761
Shares Redeemed	(100,655)	(2,317,782)	(142,822)	(3,069,122)
Net Increase (Decrease)	(43,388)	(1,039,072)	(60,108)	(1,340,361)
Class R4
Shares Sold	14,805	$372,606	59,000	$1,370,134
Shares Redeemed	(49,023)	(1,215,312)	(101,957)	(2,361,664)
Net Increase (Decrease)	(34,218)	(842,706)	(42,957)	(991,530)
Class R5
Shares Sold	9,717	$281,107	14,092	$354,332
Shares Redeemed	(10,775)	(293,159)	(85,958)	(2,249,489)
Net Increase (Decrease)	(1,058)	(12,052)	(71,866)	(1,895,157)
Class R6
Shares Sold	27,849	$787,491	118,881	$3,194,789
Shares Redeemed	(45,869)	(1,358,402)	(115,715)	(3,194,969)
Net Increase (Decrease)	(18,020)	(570,911)	3,166	(180)
Class Y
Shares Sold	10,494	$319,938	49,836	$1,275,851
Shares Redeemed	(19,724)	(549,253)	(218,174)	(5,665,253)
Net Increase (Decrease)	(9,230)	(229,315)	(168,338)	(4,389,402)
Class F
Shares Sold	1,299,988	$28,755,596	1,675,404	$34,464,237
Shares Redeemed	(1,828,374)	(40,585,738)	(2,883,062)	(60,124,486)
Net Increase (Decrease)	(528,386)	(11,830,142)	(1,207,658)	(25,660,249)
Total Net Increase (Decrease)	(1,548,155)	$(32,604,935)	(3,683,212)	$(70,348,054)

(1)	Share transactions have been adjusted to reflect the effect of a 4 for 1 reverse share split on September 13, 2024 (See Note 14 of the Notes to Financial Statements).
(2)	Share transactions have been adjusted to reflect the effect of a 2 for 1 reverse share split on September 13, 2024 (See Note 14 of the Notes to Financial Statements).

91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Reverse Stock Split for Class C shares of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund:
The Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a reverse stock split of the issued and outstanding Class C shares (the “Reverse Stock Split”) of each of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. References to a "Fund" in this section refer only to the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. The Reverse Stock Split was completed after the close of business on September 13, 2024 (the “Effective Date”). As a result of the Reverse Stock Split, for each Class C share of a Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the same Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in Class C shares of a Fund was unchanged and each shareholder continues to own the same percentage (by value)of the class of the same Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it impact the net assets, operational results or total return of the Funds. The Reverse Stock Split was carried out in accordance with a stock split ratio set forth below, calculated to result in a net asset value per share that better aligns the share class prices of such Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
Name	Ratio
Growth Opportunities Fund	4:1
MidCap Fund	2:1
Small Cap Growth Fund	2:1
Small Company Fund	2:1
15.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
16.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

92

Hartford Domestic Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

93

Hartford Domestic Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

94

Hartford Domestic Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

95

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

96

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE25 06/25 Printed in the U.S.A.

Hartford Multi-Strategy Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼The Hartford Balanced Income Fund
◼The Hartford Checks and Balances Fund
◼The Hartford Conservative Allocation Fund
◼The Hartford Growth Allocation Fund[1]
◼Hartford Moderate Allocation Fund
◼Hartford Multi-Asset Income Fund
◼Hartford Real Asset Fund
◼Hartford Schroders Diversified Growth Fund[2]

[1]	Effective May 1, 2025, the Fund's name changed to Hartford Moderately Aggressive Allocation Fund.
[2]	Effective May 1, 2025, the Fund's name changed to Hartford Schroders Diversified Opportunities Fund.

Hartford Multi-Strategy Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Balanced Income Fund	3
The Hartford Checks and Balances Fund	27
The Hartford Conservative Allocation Fund	28
The Hartford Growth Allocation Fund	29
Hartford Moderate Allocation Fund	30
Hartford Multi-Asset Income Fund	31
Hartford Real Asset Fund (Consolidated)	53
Hartford Schroders Diversified Growth Fund (Consolidated)	57
Glossary	65
Statements of Assets and Liabilities:
The Hartford Balanced Income Fund	66
The Hartford Checks and Balances Fund	66
The Hartford Conservative Allocation Fund	66
The Hartford Growth Allocation Fund	66
Hartford Moderate Allocation Fund	68
Hartford Multi-Asset Income Fund	68
Hartford Real Asset Fund (Consolidated)	68
Hartford Schroders Diversified Growth Fund (Consolidated)	68
Statements of Operations:
The Hartford Balanced Income Fund	70
The Hartford Checks and Balances Fund	70
The Hartford Conservative Allocation Fund	70
The Hartford Growth Allocation Fund	70
Hartford Moderate Allocation Fund	72
Hartford Multi-Asset Income Fund	72
Hartford Real Asset Fund (Consolidated)	72
Hartford Schroders Diversified Growth Fund (Consolidated)	72
Statements of Changes in Net Assets:
The Hartford Balanced Income Fund	74
The Hartford Checks and Balances Fund	74
The Hartford Conservative Allocation Fund	75
The Hartford Growth Allocation Fund	75
Hartford Moderate Allocation Fund	76
Hartford Multi-Asset Income Fund	76
Hartford Real Asset Fund (Consolidated)	77
Hartford Schroders Diversified Growth Fund (Consolidated)	77
Financial Highlights:
The Hartford Balanced Income Fund	78
The Hartford Checks and Balances Fund	79

Hartford Multi-Strategy Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Balanced Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Chemicals - 0.0%
$ 1,400,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$1,235,500
	Commercial Services - 0.0%
1,847,000	Global Payments, Inc. 1.50%, 03/01/2031	1,636,442
	Healthcare - Products - 0.0%
1,400,000	Qiagen NV 2.50%, 09/10/2031(1)	1,421,215
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028(2)	1,473,007
	Internet - 0.0%
1,182,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,549,011
	IT Services - 0.0%
1,150,000	Seagate HDD Cayman 3.50%, 06/01/2028	1,454,750
	Leisure Time - 0.1%
700,000	Carnival Corp. 5.75%, 12/01/2027	1,119,300
1,375,000	NCL Corp. Ltd. 2.50%, 02/15/2027	1,326,875
		2,446,175
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,125,533
	Pharmaceuticals - 0.0%
	Jazz Investments I Ltd.
350,000	2.00%, 06/15/2026	359,794
925,000	3.13%, 09/15/2030(2)	1,004,519
		1,364,313
	Real Estate Investment Trusts - 0.1%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(2)	1,608,750
800,000	4.38%, 03/15/2027(2)	789,600
		2,398,350
	Semiconductors - 0.0%
1,450,000	Synaptics, Inc. 0.75%, 12/01/2031(2)	1,274,550
	Total Convertible Bonds (cost $17,550,623)	$17,378,846
CORPORATE BONDS - 46.7%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
1,775,000	7.50%, 06/01/2029(2)	$1,454,790
725,000	7.88%, 04/01/2030(2)	725,325
4,785,000	9.00%, 09/15/2028(2)	4,952,733
1,460,000	Lamar Media Corp. 3.75%, 02/15/2028	1,392,625
640,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(2)	594,405
		9,119,878
	Aerospace & Defense - 1.3%
	BAE Systems PLC
10,242,000	5.13%, 03/26/2029(2)	10,457,300
8,925,000	5.25%, 03/26/2031(2)	9,148,137
16,929,000	5.30%, 03/26/2034(2)	17,135,175
3,185,000	5.50%, 03/26/2054(2)	3,092,118
	Boeing Co.
25,000	3.63%, 02/01/2031	23,358
10,614,000	5.04%, 05/01/2027	10,685,283
62,000	5.15%, 05/01/2030	62,591
9,650,000	5.71%, 05/01/2040	9,367,870
12,170,000	5.81%, 05/01/2050	11,407,098
8,580,000	6.39%, 05/01/2031	9,155,432
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Aerospace & Defense - 1.3% - (continued)
$ 320,000	6.53%, 05/01/2034	$343,726
4,260,000	6.86%, 05/01/2054	4,549,781
3,630,000	HEICO Corp. 5.25%, 08/01/2028	3,707,510
	L3Harris Technologies, Inc.
4,160,000	5.05%, 06/01/2029	4,226,604
11,830,000	5.25%, 06/01/2031	12,110,054
	Lockheed Martin Corp.
3,885,000	4.50%, 05/15/2036	3,704,321
3,795,000	5.20%, 02/15/2064	3,444,248
	Northrop Grumman Corp.
5,215,000	4.03%, 10/15/2047	4,086,661
18,600,000	5.20%, 06/01/2054	17,129,267
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,745,778
4,140,000	6.00%, 03/15/2031	4,423,194
4,040,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	4,299,291
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	48,251
3,000,000	5.50%, 11/15/2027	2,985,718
295,000	6.63%, 03/01/2032(2)	302,185
1,565,000	6.75%, 08/15/2028(2)	1,596,447
535,000	7.13%, 12/01/2031(2)	556,072
		151,793,470
	Agriculture - 1.2%
8,425,000	Archer-Daniels-Midland Co. 4.50%, 08/15/2033	8,150,355
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	8,379,047
13,245,000	5.35%, 08/15/2032	13,319,359
10,040,000	5.63%, 08/15/2035	10,080,139
4,550,000	5.83%, 02/20/2031	4,736,862
16,000,000	Cargill, Inc. 4.63%, 02/11/2028(2)	16,184,911
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,510,727
18,550,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(2)	19,089,413
	MHP Lux SA
2,434,000	6.25%, 09/19/2029(1)	1,976,277
882,000	6.95%, 04/03/2026(1)	815,850
	Philip Morris International, Inc.
15,275,000	4.13%, 04/28/2028	15,258,308
3,700,000	4.75%, 11/01/2031	3,713,202
10,885,000	5.13%, 02/15/2030	11,165,716
14,100,000	5.50%, 09/07/2030	14,736,973
	Reynolds American, Inc.
2,216,000	4.45%, 06/12/2025	2,214,788
6,000,000	5.85%, 08/15/2045	5,621,095
		136,953,022
	Airlines - 0.0%
435,000	American Airlines, Inc. 8.50%, 05/15/2029(2)(3)	443,349
825,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	759,931
		1,203,280
	Apparel - 0.1%
7,050,000	Tapestry, Inc. 5.50%, 03/11/2035	6,866,083
	Auto Manufacturers - 0.2%
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(2)	13,304,065
725,000	Ford Motor Co. 4.75%, 01/15/2043	542,134
The accompanying notes are an integral part of these financial statements.

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Auto Manufacturers - 0.2% - (continued)
	Ford Motor Credit Co. LLC
$ 715,000	2.90%, 02/10/2029	$636,098
2,635,000	3.38%, 11/13/2025	2,604,208
590,000	5.88%, 11/07/2029	580,644
316,000	5.92%, 03/20/2028	314,300
	General Motors Financial Co., Inc.
10,670,000	1.50%, 06/10/2026	10,277,720
315,000	3.10%, 01/12/2032	269,937
205,000	5.55%, 07/15/2029	206,487
		28,735,593
	Auto Parts & Equipment - 0.0%
2,350,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(2)	2,226,809
	Beverages - 0.8%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,554,313
10,156,000	4.90%, 02/01/2046	9,259,208
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,856,260
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	6,075,489
5,365,000	5.15%, 05/15/2038(2)	4,859,762
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(2)	2,425,802
11,663,000	5.40%, 06/15/2033(2)	11,326,376
	Bacardi-Martini BV
9,790,000	5.55%, 02/01/2030(2)	9,985,801
1,345,000	6.00%, 02/01/2035(2)	1,349,755
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,085,000	5.25%, 04/27/2029(1)	1,038,305
714,000	5.25%, 04/27/2029(2)	683,271
	Coca-Cola Co.
5,525,000	4.65%, 08/14/2034	5,522,659
13,120,000	5.30%, 05/13/2054	12,673,981
2,255,000	Constellation Brands, Inc. 4.80%, 05/01/2030(4)	2,258,961
		90,869,943
	Biotechnology - 0.6%
19,500,000	Amgen, Inc. 5.60%, 03/02/2043	18,972,074
	Gilead Sciences, Inc.
3,965,000	2.60%, 10/01/2040	2,804,157
6,210,000	4.80%, 11/15/2029	6,319,028
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,137,315
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	16,481,369
13,405,000	2.20%, 09/02/2030	11,630,046
2,085,000	5.15%, 09/02/2029	2,106,702
		64,450,691
	Chemicals - 0.3%
1,865,000	Avient Corp. 7.13%, 08/01/2030(2)	1,901,550
1,620,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(2)	1,677,461
	Braskem Netherlands Finance BV
4,124,000	4.50%, 01/31/2030(1)	3,418,899
450,000	5.88%, 01/31/2050(1)	304,690
1,255,000	8.00%, 10/15/2034(2)	1,119,774
575,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033	539,743
935,000	Chemours Co. 4.63%, 11/15/2029(2)	782,948
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Chemicals - 0.3% - (continued)
$ 690,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(2)	$600,480
2,905,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(2)	2,414,903
	OCP SA
2,908,000	6.10%, 04/30/2030(2)	2,909,895
3,512,000	6.70%, 03/01/2036(2)	3,475,413
1,603,000	7.50%, 05/02/2054(1)	1,574,947
391,000	7.50%, 05/02/2054(2)	384,157
	Olympus Water U.S. Holding Corp.
465,000	7.25%, 06/15/2031(2)	465,000
4,150,000	9.75%, 11/15/2028(2)	4,324,126
2,105,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,629,473
620,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(2)	593,961
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	4,091,614
930,000	Tronox, Inc. 4.63%, 03/15/2029(2)	752,811
		32,961,845
	Commercial Banks - 9.2%
	Banca Transilvania SA
EUR 400,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(1)(5)	451,710
2,560,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(1)(5)	3,087,560
2,610,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(5)	3,074,551
	Banco de Credito del Peru SA
$ 1,162,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(5)	1,157,663
409,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(2)(5)	407,474
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(1)(5)	442,195
1,598,000	6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(2)(5)	1,594,325
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	1,093,216
	Bank of America Corp.
25,255,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(5)	21,071,536
8,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(5)	8,128,588
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(5)	9,035,511
12,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(5)	9,070,934
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(5)	9,856,363
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(5)	6,475,695
The accompanying notes are an integral part of these financial statements.

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(5)	$2,796,378
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(5)	2,883,933
5,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(5)	4,808,105
5,200,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(5)	5,100,335
5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(5)	5,584,677
1,070,000	6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(5)(6)	1,070,493
4,235,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(5)	4,294,783
	Bank of New York Mellon Corp.
16,800,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(5)	17,091,093
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(5)	13,178,021
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	11,719,471
EUR 690,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(5)	806,611
	Barclays PLC
$ 5,510,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	5,502,638
5,900,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(5)	5,978,786
14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(5)	14,722,361
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(5)	14,244,158
14,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(5)(6)	15,283,240
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
1,910,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(5)	1,946,139
1,585,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	1,645,855
5,200,000	BNP Paribas SA 1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(2)(5)	4,863,754
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
	BPCE SA
$ 3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(2)(5)	$2,983,538
5,300,000	5.20%, 01/18/2027(2)	5,374,365
9,245,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	9,534,424
9,980,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(2)(5)	10,541,741
	Citigroup, Inc.
17,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(5)	17,979,664
10,710,000	5.61%, 03/04/2056, (5.61% fixed rate until 03/04/2055; 6 mo. USD SOFR + 1.75% thereafter)(5)	10,234,159
10,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(5)(6)	9,600,873
	Credit Agricole SA
5,076,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	5,057,162
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(2)(5)	10,240,817
4,495,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(2)(5)	4,636,395
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	21,997,069
2,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	2,255,204
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(5)	11,820,457
5,870,000	5.00%, 09/11/2030, (5.00% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.70% thereafter)(5)	5,876,358
6,230,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(5)	6,532,646
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(5)	1,645,499
$ 15,855,000	Fifth Third Bank NA 4.97%, 01/28/2028, (4.97% fixed rate until 01/28/2027; 6 mo. USD SOFR + 0.81% thereafter)(5)	15,950,193
	Freedom Mortgage Corp.
1,239,000	7.63%, 05/01/2026(2)	1,235,686
1,200,000	12.00%, 10/01/2028(2)	1,286,507
300,000	12.25%, 10/01/2030(2)	330,083
	Goldman Sachs Group, Inc.
16,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	16,159,134
The accompanying notes are an integral part of these financial statements.

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(5)	$3,112,001
8,757,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	7,454,670
14,435,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(5)	14,399,728
7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(5)	7,627,814
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(5)	13,631,942
23,270,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(5)	22,379,809
9,650,000	5.73%, 01/28/2056, (5.73% fixed rate until 01/28/2055; 6 mo. USD SOFR + 1.70% thereafter)(5)	9,398,380
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	14,624,543
870,000	Golomt Bank 11.00%, 05/20/2027(1)	869,019
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(5)	4,618,607
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	22,938,897
2,365,000	5.13%, 11/19/2028, (5.13% fixed rate until 11/19/2027; 6 mo. USD SOFR + 1.04% thereafter)(5)	2,390,498
10,755,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(5)	10,687,342
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(5)	8,346,396
4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(5)	4,392,017
5,000,000	5.87%, 11/18/2035, (5.87% fixed rate until 11/18/2034; 6 mo. USD SOFR + 1.90% thereafter)(5)	4,942,169
2,250,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(5)	2,361,189
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(5)(6)	14,711,854
715,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(2)(5)	558,587
	JP Morgan Chase & Co.
19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	17,864,766
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(5)	2,490,603
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	$2,127,124
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(5)	5,452,768
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	12,633,655
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(5)	4,041,914
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(5)	8,544,214
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(5)	14,085,768
3,555,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(5)	3,619,395
2,830,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(5)	2,834,583
11,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	12,173,560
2,905,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(5)	2,955,739
42,785,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(5)	42,132,605
4,280,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(5)	4,377,698
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	3,146,998
23,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	24,396,070
10,769,000	6.88%, 06/01/2029, (6.88% fixed rate until 06/01/2029; 5 yr. USD CMT + 2.74% thereafter)(5)(6)	11,093,094
9,700,000	Lloyds Banking Group PLC 5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(5)	10,030,784
19,430,000	Manufacturers & Traders Trust Co. 5.40%, 11/21/2025	19,480,510
EUR 2,200,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(5)	2,409,154
	Morgan Stanley
$ 8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(5)	7,447,369
10,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	8,526,751
8,925,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(5)	8,172,985
The accompanying notes are an integral part of these financial statements.

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 13,925,000	5.04%, 07/19/2030, (5.04% fixed rate until 07/19/2029; 6 mo. USD SOFR + 1.22% thereafter)(5)	$14,096,738
11,625,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	11,839,667
4,475,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	4,562,658
10,115,000	5.52%, 11/19/2055, (5.52% fixed rate until 11/19/2054; 6 mo. USD SOFR + 1.71% thereafter)(5)	9,659,597
5,620,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(5)	5,657,992
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(5)	7,868,220
11,610,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	12,290,572
1,380,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(5)	1,414,500
	Nova Ljubljanska Banka DD
EUR 1,600,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(1)(5)	1,863,240
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(5)	1,665,290
	OTP Bank Nyrt
1,150,000	4.25%, 10/16/2030, (4.25% fixed rate until 10/16/2029; 3 mo. EURIBOR + 1.95% thereafter)(1)(5)	1,310,636
2,810,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(5)	3,294,726
$ 720,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(1)(5)	761,242
EUR 2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(5)	2,308,770
	PNC Financial Services Group, Inc.
$ 11,005,000	4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(5)	10,909,564
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(5)	13,511,677
	QNB Finance Ltd.
1,635,000	1.38%, 01/26/2026(1)	1,595,008
200,000	1.63%, 09/22/2025(1)	197,450
15,570,000	Societe Generale SA 1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(2)(5)	15,062,523
	Standard Chartered PLC
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(2)(5)	17,322,139
1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	1,433,304
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 1,929,000	7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(2)(5)(6)	$1,897,350
	State Street Corp.
6,520,000	5.16%, 05/18/2034, (5.16% fixed rate until 05/18/2033; 6 mo. USD SOFR + 1.89% thereafter)(5)	6,582,483
4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(5)	4,859,899
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(2)(5)	6,620,839
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(5)	6,070,426
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(2)(5)	5,042,752
1,260,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(2)(5)	1,190,832
4,580,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(2)(5)	4,687,387
3,865,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(2)(5)	4,051,854
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(2)(5)	13,974,887
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(2)(5)(6)	7,835,708
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(2)(5)	6,602,800
	Wells Fargo & Co.
23,325,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(5)	17,156,911
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	13,122,462
7,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(5)	7,364,508
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	2,132,021
3,026,000	4.90%, 11/17/2045	2,585,234
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(5)	2,639,060
12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(5)	12,577,110
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	10,674,704
8,605,000	5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(5)	8,493,427
The accompanying notes are an integral part of these financial statements.

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 5,555,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	$5,670,196
4,408,000	5.61%, 01/15/2044	4,155,401
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	5,150,035
		1,078,987,494
	Commercial Services - 0.5%
	Adani Ports & Special Economic Zone Ltd.
1,435,000	3.10%, 02/02/2031(1)	1,154,510
1,726,000	3.83%, 02/02/2032(1)	1,411,853
960,000	4.20%, 08/04/2027(1)	904,310
1,220,000	4.38%, 07/03/2029(1)	1,107,498
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	5,740,046
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(2)	953,373
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
521,000	4.63%, 06/01/2028(2)	498,883
GBP 1,525,000	4.88%, 06/01/2028(1)	1,933,291
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(2)	5,384,835
5,950,000	5.50%, 08/11/2032(2)	5,900,017
4,750,000	5.55%, 05/30/2033(2)	4,698,920
4,660,000	5.80%, 04/15/2034(2)	4,668,480
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(2)	1,702,829
2,815,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	2,970,546
935,000	Cimpress PLC 7.38%, 09/15/2032(2)	853,118
7,350,000	Cornell University 4.84%, 06/15/2034	7,280,729
1,220,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(5)(6)	1,216,340
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(2)	2,293,886
2,725,000	8.38%, 11/15/2032(2)	2,688,005
790,000	Georgetown University 2.25%, 04/01/2030	706,573
670,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	662,487
1,125,000	Hertz Corp. 12.63%, 07/15/2029(2)(3)	1,094,209
400,000	JSW Infrastructure Ltd. 4.95%, 01/21/2029(1)	381,996
	Service Corp. International
3,250,000	3.38%, 08/15/2030	2,909,840
140,000	5.75%, 10/15/2032	138,213
1,495,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(2)	1,516,299
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	347,758
1,530,000	3.88%, 02/15/2031	1,397,212
685,000	4.88%, 01/15/2028	675,266
680,000	Valvoline, Inc. 3.63%, 06/15/2031(2)	595,561
		63,786,883
	Construction Materials - 0.2%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(2)	9,006
5,200,000	5.00%, 03/01/2030(2)	4,989,170
550,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(2)	454,535
2,740,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(2)	2,778,659
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Construction Materials - 0.2% - (continued)
$ 580,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(2)	$580,417
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(2)	980,495
470,000	6.75%, 03/01/2033(2)	471,758
1,250,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(2)	1,265,567
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(2)	1,450,215
1,325,000	4.75%, 01/15/2028(2)	1,296,703
	Trane Technologies Financing Ltd.
6,006,000	4.50%, 03/21/2049	4,918,109
7,270,000	5.25%, 03/03/2033	7,423,049
		26,617,683
	Distribution/Wholesale - 0.0%
1,610,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(2)	1,596,051
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	3,526,026
		5,122,077
	Diversified Financial Services - 1.8%
2,190,000	AGFC Capital Trust I 6.27%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)(7)	1,467,300
	American Express Co.
2,545,000	4.73%, 04/25/2029, (4.73% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.26% thereafter)(5)	2,568,469
6,275,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(5)	6,376,988
10,225,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(5)	10,497,651
2,490,000	5.67%, 04/25/2036, (5.67% fixed rate until 04/25/2035; 6 mo. USD SOFR + 1.79% thereafter)(5)	2,555,860
2,955,000	BlackRock Funding, Inc. 5.25%, 03/14/2054	2,795,788
	Capital One Financial Corp.
9,115,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(5)	9,205,452
7,875,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	8,002,762
8,684,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	8,856,702
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(5)	16,374,627
1,005,000	Citadel Finance LLC 5.90%, 02/10/2030(2)	998,071
15,200,000	Citadel LP 6.00%, 01/23/2030(2)	15,467,967
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(2)	887,995
2,236,000	9.25%, 12/15/2028(2)	2,363,025
8,700,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(5)	9,979,605
	Far East Horizon Ltd.
2,785,000	5.88%, 03/05/2028(1)	2,734,358
395,000	6.63%, 04/16/2027(1)	396,829
The accompanying notes are an integral part of these financial statements.

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Diversified Financial Services - 1.8% - (continued)
	Freedom Mortgage Holdings LLC
$ 2,145,000	8.38%, 04/01/2032(2)	$2,097,874
1,740,000	9.25%, 02/01/2029(2)	1,772,521
130,000	GGAM Finance Ltd. 5.88%, 03/15/2030(2)	129,094
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(8)(9)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	2,009,213
440,000	IIFL Finance Ltd. 8.75%, 07/24/2028(2)	418,000
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,629,694
3,000,000	4.95%, 06/15/2052	2,659,368
6,000,000	5.20%, 06/15/2062	5,399,674
6,435,000	5.25%, 06/15/2031	6,663,936
2,960,000	Lseg U.S. Fin Corp. 5.30%, 03/28/2034(2)	3,005,450
	LSEGA Financing PLC
5,685,000	2.00%, 04/06/2028(2)	5,322,552
1,642,000	2.50%, 04/06/2031(2)	1,459,755
	Muthoot Finance Ltd.
1,470,000	6.38%, 04/23/2029(2)	1,421,851
1,215,000	6.38%, 04/23/2029(1)	1,175,203
475,000	7.13%, 02/14/2028(2)	472,003
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,269,225
3,587,000	5.35%, 06/28/2028	3,686,903
5,000,000	5.55%, 02/15/2034	5,132,322
20,860,000	5.95%, 08/15/2053	20,996,400
	Nationstar Mortgage Holdings, Inc.
935,000	5.13%, 12/15/2030(2)	933,839
450,000	6.50%, 08/01/2029(2)	457,377
1,375,000	7.13%, 02/01/2032(2)	1,426,429
	OneMain Finance Corp.
4,070,000	5.38%, 11/15/2029	3,890,716
690,000	7.88%, 03/15/2030	712,798
511,000	9.00%, 01/15/2029	532,037
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(2)	821,539
335,000	5.75%, 09/15/2031(2)	319,093
575,000	6.88%, 02/15/2033(2)	574,198
2,500,000	7.13%, 11/15/2030(2)	2,542,315
740,000	7.88%, 12/15/2029(2)	771,526
2,180,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	2,149,916
EUR 1,025,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	1,093,226
	Shriram Finance Ltd.
$ 1,393,000	6.15%, 04/03/2028(2)	1,368,934
915,000	6.15%, 04/03/2028(1)	899,192
1,390,000	6.63%, 04/22/2027(2)	1,382,763
2,840,000	TrueNoord Capital DAC 8.75%, 03/01/2030(2)	2,901,004
4,605,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	4,459,016
		205,486,405
	Electric - 4.0%
565,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(2)	488,647
	AES Andes SA
850,000	6.25%, 03/14/2032(2)	849,835
2,890,000	6.30%, 03/15/2029(2)	2,935,882
1,865,993	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	1,631,904
3,430,000	Alabama Power Co. 5.10%, 04/02/2035	3,443,662
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.0% - (continued)
$ 2,081,813	Alfa Desarrollo SpA 4.55%, 09/27/2051(1)	$1,530,624
6,586,000	Appalachian Power Co. 4.50%, 03/01/2049	5,224,312
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,501,870
943,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(2)	955,853
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	3,984,075
	Clearway Energy Operating LLC
$ 2,965,000	3.75%, 02/15/2031(2)	2,639,660
315,000	3.75%, 01/15/2032(2)	273,173
2,100,000	4.75%, 03/15/2028(2)	2,052,331
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,364,935
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,143,465
10,000,000	5.50%, 12/01/2039	9,983,717
5,200,000	5.70%, 05/15/2054	5,106,148
5,615,000	Consumers Energy Co. 5.05%, 05/15/2035(4)	5,630,857
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	5,851,980
4,499,000	4.90%, 08/01/2041	3,953,855
21,370,000	5.00%, 06/15/2030	21,600,910
8,138,000	5.38%, 11/15/2032	8,240,599
5,250,000	5.45%, 03/15/2035	5,224,450
3,390,000	7.00%, 06/15/2038	3,768,985
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,483,909
3,305,000	3.88%, 03/15/2046	2,559,253
3,000,000	5.30%, 02/15/2040	2,955,007
104,000	5.40%, 01/15/2054	99,117
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,266,644
6,285,000	5.00%, 08/15/2052	5,373,060
12,460,000	5.45%, 06/15/2034	12,665,261
13,900,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/01/2034; 5 yr. USD CMT + 2.59% thereafter)(5)	13,929,218
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,574,960
2,730,000	4.38%, 03/30/2044	2,306,511
10,780,000	5.05%, 03/15/2035	10,746,367
1,282,000	5.55%, 03/15/2055	1,238,397
	Duquesne Light Holdings, Inc.
4,005,000	2.53%, 10/01/2030(2)	3,524,191
7,265,000	2.78%, 01/07/2032(2)	6,234,481
	Edison International
1,498,000	5.25%, 11/15/2028	1,488,240
500,000	5.38%, 03/09/2026, (5.38% fixed rate until 03/09/2026; 5 yr. USD CMT + 4.70% thereafter)(5)(6)	468,647
7,945,000	Emera U.S. Finance LP 2.64%, 06/15/2031	6,902,346
615,000	Energo-Pro AS 11.00%, 11/02/2028(2)	644,150
10,000,000	Eversource Energy 5.50%, 01/01/2034	10,001,108
1,570,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(2)	1,574,400
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(2)	2,661,256
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(2)	1,701,788
1,240,000	9.00%, 10/15/2029(1)	1,160,788
The accompanying notes are an integral part of these financial statements.

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.0% - (continued)
	Georgia Power Co.
$ 4,040,000	4.30%, 03/15/2043	$3,395,060
5,790,000	4.85%, 03/15/2031	5,884,118
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(1)	197,144
1,885,000	5.88%, 01/30/2032(2)	1,910,447
970,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	970,068
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,194,044
5,750,000	National Grid PLC 5.42%, 01/11/2034	5,816,334
	Niagara Energy SAC
850,000	5.75%, 10/03/2034(2)	840,119
268,000	5.75%, 10/03/2034(1)	264,885
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(2)	10,590,704
7,800,000	2.45%, 12/02/2027(2)	7,352,407
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	10,091,592
4,075,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(1)	4,049,409
	Pacific Gas & Electric Co.
6,560,000	2.50%, 02/01/2031	5,661,495
8,400,000	3.25%, 06/01/2031	7,491,141
6,110,000	3.50%, 08/01/2050	3,907,477
6,860,000	3.95%, 12/01/2047	4,807,288
3,020,000	4.50%, 07/01/2040	2,503,865
1,089,000	4.55%, 07/01/2030	1,056,352
1,356,000	4.75%, 02/15/2044	1,097,519
24,845,000	4.95%, 07/01/2050	20,013,319
5,508,000	5.25%, 03/01/2052	4,581,942
10,860,000	5.90%, 06/15/2032	11,005,391
7,100,000	6.40%, 06/15/2033	7,341,225
11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	11,184,762
	Public Service Electric & Gas Co.
2,980,000	5.05%, 03/01/2035	3,014,795
2,420,000	5.50%, 03/01/2055	2,352,202
5,130,000	Public Service Enterprise Group, Inc. 4.90%, 03/15/2030	5,178,793
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,442,486
10,915,000	4.22%, 03/15/2032	10,099,047
400,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(1)	370,728
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(2)	5,255,539
5,300,000	Sempra 3.80%, 02/01/2038	4,284,626
	Southern California Edison Co.
7,315,000	3.45%, 02/01/2052	4,643,298
4,500,000	3.60%, 02/01/2045	3,075,554
4,565,000	3.65%, 02/01/2050	3,027,590
11,900,000	4.00%, 04/01/2047	8,529,725
3,000,000	4.50%, 09/01/2040	2,479,846
2,050,000	5.95%, 02/01/2038	2,026,270
10,785,000	Southern Co. 4.85%, 03/15/2035	10,451,391
	Termocandelaria Power SA
1,335,000	7.75%, 09/17/2031(2)	1,328,579
265,000	7.75%, 09/17/2031(1)	263,725
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,034,561
7,130,000	3.80%, 09/15/2047	5,278,120
5,705,000	5.15%, 03/15/2035	5,635,026
2,690,000	5.45%, 04/01/2053	2,512,867
5,140,000	5.70%, 08/15/2053	5,009,685
6,100,000	6.00%, 05/15/2037	6,362,324
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.0% - (continued)
$ 8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	$8,128,357
	XPLR Infrastructure Operating Partners LP
310,000	4.50%, 09/15/2027(2)	293,085
300,000	7.25%, 01/15/2029(2)	296,905
	Zorlu Enerji Elektrik Uretim AS
1,308,000	11.00%, 04/23/2030(2)	1,197,934
200,000	11.00%, 04/23/2030(1)	183,242
		466,905,235
	Electronics - 0.4%
11,205,000	Honeywell International, Inc. 4.95%, 09/01/2031	11,425,841
3,425,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	3,270,445
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	15,457,792
15,430,000	2.38%, 08/09/2028	14,239,791
		44,393,869
	Energy-Alternate Sources - 0.1%
	FS Luxembourg SARL
2,270,000	8.88%, 02/12/2031(2)	2,282,001
400,000	8.88%, 02/12/2031(1)	402,115
1,821,600	Greenko Dutch BV 3.85%, 03/29/2026(1)	1,763,309
	Greenko Power II Ltd.
634,600	4.30%, 12/13/2028(1)	581,080
334,000	4.30%, 12/13/2028(2)	305,831
3,315,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(2)	3,209,470
		8,543,806
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen SA
740,000	5.13%, 08/11/2061(2)	493,688
245,000	5.13%, 08/11/2061(1)	163,451
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(1)	893,340
	IHS Holding Ltd.
2,005,000	6.25%, 11/29/2028(1)	1,903,351
403,000	6.25%, 11/29/2028(2)	382,825
600,000	7.88%, 05/29/2030(1)	578,366
342,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	266,760
1,690,000	Sitios Latinoamerica SAB de CV 6.00%, 11/25/2029(2)	1,695,661
		6,377,442
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
1,585,000	4.63%, 10/15/2029(2)	1,463,198
5,360,000	6.00%, 10/15/2032(2)	5,053,107
270,000	6.50%, 02/15/2032(2)	271,414
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(2)	2,351,688
230,000	7.00%, 08/01/2032(2)	235,192
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(2)	459,705
1,610,000	7.88%, 07/31/2028(2)	1,912,552
$ 2,785,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(2)	2,759,883
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
400,000	4.63%, 04/16/2029(2)	344,128
600,000	4.63%, 04/06/2031(2)	480,830
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,582,955
The accompanying notes are an integral part of these financial statements.

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Entertainment - 0.4% - (continued)
	Warnermedia Holdings, Inc.
$ 580,000	4.05%, 03/15/2029	$541,769
5,215,000	5.05%, 03/15/2042	3,930,876
23,983,000	5.14%, 03/15/2052	16,396,271
2,805,000	5.39%, 03/15/2062	1,908,120
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
630,000	6.25%, 03/15/2033(2)	608,972
4,950,000	7.13%, 02/15/2031(2)	5,106,242
		48,406,902
	Environmental Control - 0.5%
1,670,000	Ambipar Lux SARL 10.88%, 02/05/2033(2)	1,631,423
190,000	Madison IAQ LLC 4.13%, 06/30/2028(2)	181,404
	Republic Services, Inc.
7,545,000	5.15%, 03/15/2035	7,628,768
15,000,000	5.20%, 11/15/2034	15,262,095
	Reworld Holding Corp.
880,000	4.88%, 12/01/2029(2)	822,253
1,750,000	5.00%, 09/01/2030	1,607,028
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,695,820
14,575,000	4.95%, 03/15/2035	14,511,787
		61,340,578
	Food - 1.2%
	B&G Foods, Inc.
1,849,000	5.25%, 09/15/2027	1,733,123
1,810,000	8.00%, 09/15/2028(2)	1,795,765
	Bimbo Bakeries USA, Inc.
415,000	5.38%, 01/09/2036(2)	404,864
855,000	6.05%, 01/15/2029(2)	892,057
560,000	6.05%, 01/15/2029(1)	584,271
845,000	Cencosud SA 5.95%, 05/28/2031(2)	859,849
7,306,000	Conagra Brands, Inc. 4.85%, 11/01/2028	7,355,100
21,255,000	Hershey Co. 4.95%, 02/24/2032	21,577,121
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
11,560,000	2.50%, 01/15/2027	11,151,901
3,000,000	7.25%, 11/15/2053	3,367,179
6,070,000	Kroger Co. 5.65%, 09/15/2064	5,637,750
1,195,000	MARB BondCo PLC 3.95%, 01/29/2031(1)	1,033,576
	Mars, Inc.
10,725,000	4.60%, 03/01/2028(2)	10,840,648
10,195,000	4.80%, 03/01/2030(2)	10,319,450
6,025,000	5.20%, 03/01/2035(2)	6,048,641
12,950,000	5.65%, 05/01/2045(2)	12,860,534
12,050,000	5.70%, 05/01/2055(2)	11,877,229
3,725,000	5.80%, 05/01/2065(2)	3,669,377
	Minerva Luxembourg SA
3,572,000	4.38%, 03/18/2031(1)	3,143,435
423,000	8.88%, 09/13/2033(2)	451,205
	Performance Food Group, Inc.
2,890,000	5.50%, 10/15/2027(2)	2,866,311
280,000	6.13%, 09/15/2032(2)	280,083
	Post Holdings, Inc.
640,000	4.50%, 09/15/2031(2)	582,425
2,055,000	6.25%, 10/15/2034(2)	2,037,941
2,000,000	6.38%, 03/01/2033(2)	1,977,516
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,746,531
920,000	5.40%, 03/15/2029	946,734
8,480,000	5.70%, 03/15/2034	8,670,505
		134,711,121
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Gas - 0.3%
	Brooklyn Union Gas Co.
$ 11,000,000	3.87%, 03/04/2029(2)	$10,639,069
8,520,000	4.87%, 08/05/2032(2)	8,212,851
13,000,000	NiSource, Inc. 1.70%, 02/15/2031	10,989,748
1,070,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(2)	1,097,721
		30,939,389
	Hand/Machine Tools - 0.0%
	Regal Rexnord Corp.
2,860,000	6.05%, 02/15/2026	2,876,427
1,555,000	6.30%, 02/15/2030	1,606,041
		4,482,468
	Healthcare - Products - 1.1%
14,000,000	Agilent Technologies, Inc. 4.75%, 09/09/2034	13,466,780
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(2)	8,701,911
2,365,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,274,427
10,000,000	Baxter International, Inc. 3.13%, 12/01/2051	6,149,608
17,000,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	17,821,378
	Medline Borrower LP
6,500,000	3.88%, 04/01/2029(2)	6,063,325
1,572,000	5.25%, 10/01/2029(2)	1,492,830
4,875,000	Smith & Nephew PLC 5.40%, 03/20/2034	4,865,111
	Solventum Corp.
16,070,000	5.40%, 03/01/2029	16,389,666
19,080,000	5.45%, 02/25/2027	19,360,945
8,900,000	5.60%, 03/23/2034	8,998,487
26,490,000	Stryker Corp. 4.70%, 02/10/2028	26,801,588
		132,386,056
	Healthcare - Services - 1.3%
	Acadia Healthcare Co., Inc.
560,000	5.00%, 04/15/2029(2)	529,402
1,885,000	7.38%, 03/15/2033(2)	1,883,361
	Centene Corp.
28,465,000	2.45%, 07/15/2028	26,169,301
265,000	2.50%, 03/01/2031	224,697
720,000	3.00%, 10/15/2030	632,336
	CHS/Community Health Systems, Inc.
3,125,000	4.75%, 02/15/2031(2)	2,579,861
425,000	5.25%, 05/15/2030(2)	362,590
40,000	8.00%, 12/15/2027(2)	40,020
1,880,000	10.88%, 01/15/2032(2)	1,941,115
6,575,000	CommonSpirit Health 5.21%, 12/01/2031	6,649,786
7,540,000	Elevance Health, Inc. 4.95%, 11/01/2031	7,612,633
5,995,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(2)	6,106,765
13,425,000	Humana, Inc. 5.55%, 05/01/2035	13,321,040
570,000	IQVIA, Inc. 5.70%, 05/15/2028	580,152
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	16,150,635
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,370,737
2,270,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	2,296,833
3,630,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)	3,621,762
3,150,000	Sutter Health 1.32%, 08/15/2025	3,118,545
2,905,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,914,961
	UnitedHealth Group, Inc.
7,415,000	4.95%, 01/15/2032	7,484,148
5,615,000	5.38%, 04/15/2054	5,208,767
13,965,000	5.50%, 07/15/2044	13,547,117
1,465,000	5.63%, 07/15/2054	1,408,831
The accompanying notes are an integral part of these financial statements.

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Healthcare - Services - 1.3% - (continued)
$ 4,080,000	5.88%, 02/15/2053	$4,058,821
4,575,000	5.95%, 02/15/2041	4,667,295
		147,481,511
	Home Builders - 0.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(2)	777,193
691,000	4.63%, 04/01/2030(2)	633,462
3,119,000	6.63%, 01/15/2028(2)	3,113,181
3,150,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,809,781
1,650,000	KB Home 4.80%, 11/15/2029	1,592,459
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,852,011
1,325,000	4.95%, 02/01/2028	1,296,049
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	2,742,061
	Taylor Morrison Communities, Inc.
430,000	5.13%, 08/01/2030(2)	416,622
2,310,000	5.75%, 01/15/2028(2)	2,311,043
		17,543,862
	Household Products - 0.2%
7,545,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	7,258,095
	Kenvue, Inc.
11,920,000	5.05%, 03/22/2053	11,065,198
230,000	5.10%, 03/22/2043	219,620
		18,542,913
	Insurance - 2.0%
15,810,000	200 Park Funding Trust 5.74%, 02/15/2055(2)	15,426,814
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,747,197
	Acrisure LLC/Acrisure Finance, Inc.
3,325,000	7.50%, 11/06/2030(2)	3,387,214
2,425,000	8.50%, 06/15/2029(2)	2,504,850
4,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)(3)	4,294,889
5,547,000	American International Group, Inc. 4.50%, 07/16/2044	4,715,779
515,000	American National Group, Inc. 5.75%, 10/01/2029	523,395
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,856,010
7,000,000	Aon North America, Inc. 5.30%, 03/01/2031	7,203,021
3,600,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(2)	3,664,095
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(2)	6,073,787
14,500,000	2.72%, 01/07/2029(2)	13,432,739
14,850,000	5.62%, 05/08/2026(2)	14,999,546
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(2)	9,067,406
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(2)	15,822,031
6,100,000	1.80%, 03/08/2028(2)	5,667,950
7,660,000	5.00%, 03/27/2030(2)	7,751,270
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,904,441
13,178,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(2)	13,371,060
23,630,000	Guardian Life Global Funding 4.80%, 04/28/2030(2)	23,942,857
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(2)	2,074,486
4,265,000	7.38%, 01/31/2032(2)	4,393,982
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Insurance - 2.0% - (continued)
$ 8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(2)	$9,098,169
16,415,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	10,226,285
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,576,016
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	6,459,410
965,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(2)(5)	979,025
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(2)	13,179,408
4,255,000	Protective Life Global Funding 5.47%, 12/08/2028(2)	4,413,324
	SBL Holdings, Inc.
1,175,000	5.00%, 02/18/2031(2)	1,048,222
225,000	7.20%, 10/30/2034(2)	210,929
11,040,000	Willis North America, Inc. 4.65%, 06/15/2027	11,083,123
		233,098,730
	Internet - 0.7%
	Alphabet, Inc.
25,400,000	4.50%, 05/15/2035(4)	25,063,806
2,560,000	5.25%, 05/15/2055(4)	2,526,761
2,575,000	5.30%, 05/15/2065(4)	2,544,037
11,020,000	Amazon.com, Inc. 3.95%, 04/13/2052	8,686,966
160,000	Gen Digital, Inc. 7.13%, 09/30/2030(2)	164,740
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	4,159,130
8,135,000	4.55%, 08/15/2031	8,246,238
8,040,000	5.40%, 08/15/2054	7,736,146
13,380,000	5.60%, 05/15/2053	13,275,343
	Rakuten Group, Inc.
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(2)(5)(6)	1,504,962
1,325,000	9.75%, 04/15/2029(2)	1,397,623
	United Group BV
EUR 1,100,000	6.75%, 02/15/2031(2)	1,276,496
1,475,000	6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(7)	1,662,600
		78,244,848
	Investment Company Security - 0.0%
	Abu Dhabi Developmental Holding Co. PJSC
$ 855,000	5.25%, 10/02/2054(2)	781,094
485,000	5.38%, 05/08/2029(2)	499,467
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(2)	3,520,823
		4,801,384
	Iron/Steel - 0.1%
2,353,000	ATI, Inc. 4.88%, 10/01/2029	2,247,941
715,000	CSN Resources SA 4.63%, 06/10/2031(1)	541,639
200,000	JSW Steel Ltd. 5.05%, 04/05/2032(1)	177,607
2,841,000	Krakatau Posco PT 6.38%, 06/11/2029(1)	2,813,612
		5,780,799
	IT Services - 1.0%
2,900,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(2)(10)	2,949,990
	Apple, Inc.
12,960,000	2.70%, 08/05/2051	8,042,129
The accompanying notes are an integral part of these financial statements.

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	IT Services - 1.0% - (continued)
$ 6,520,000	3.85%, 08/04/2046	$5,262,874
7,280,000	3.95%, 08/08/2052	5,770,526
3,620,000	4.38%, 05/13/2045	3,188,551
6,435,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	6,578,031
	Gartner, Inc.
106,000	3.63%, 06/15/2029(2)	99,640
360,000	3.75%, 10/01/2030(2)	331,200
125,000	4.50%, 07/01/2028(2)	123,210
10,780,000	Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	10,650,079
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	11,387,338
30,050,000	5.25%, 02/05/2044	28,345,654
3,080,000	5.30%, 02/05/2054	2,831,949
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(2)	2,789,886
	International Business Machines Corp.
4,755,000	4.15%, 05/15/2039	4,125,147
13,240,000	5.00%, 02/10/2032	13,375,294
6,675,000	McAfee Corp. 7.38%, 02/15/2030(2)	5,765,778
		111,617,276
	Leisure Time - 0.1%
2,715,000	Carnival Corp. 6.00%, 05/01/2029(2)	2,699,002
	NCL Corp. Ltd.
965,000	5.88%, 02/15/2027(2)	960,499
1,935,000	6.75%, 02/01/2032(2)	1,889,411
300,000	8.13%, 01/15/2029(2)	314,165
	Viking Cruises Ltd.
575,000	5.88%, 09/15/2027(2)	573,833
2,350,000	9.13%, 07/15/2031(2)	2,512,608
		8,949,518
	Lodging - 0.2%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(1)	953,756
$ 1,495,000	5.00%, 05/18/2026(1)	1,442,191
1,445,000	5.05%, 01/27/2027(1)	1,358,305
	Las Vegas Sands Corp.
7,940,000	3.50%, 08/18/2026	7,763,456
1,295,000	5.63%, 06/15/2028(4)	1,297,972
1,340,000	6.00%, 06/14/2030(4)	1,347,540
900,000	6.20%, 08/15/2034	881,894
	Melco Resorts Finance Ltd.
1,480,000	5.38%, 12/04/2029(1)	1,335,514
835,000	5.38%, 12/04/2029(2)	753,483
800,000	5.75%, 07/21/2028(1)	754,514
930,000	Sands China Ltd. 3.80%, 01/08/2026(11)	918,892
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(2)	3,146,642
2,729,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	2,396,278
	Wynn Macau Ltd.
460,000	5.13%, 12/15/2029(1)	424,686
200,000	5.63%, 08/26/2028(2)	190,901
		24,966,024
	Machinery-Diversified - 0.3%
15,910,000	Deere & Co. 5.45%, 01/16/2035	16,451,593
8,060,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	8,283,035
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,604,506
1,400,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(2)	1,402,398
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,447,505
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Machinery-Diversified - 0.3% - (continued)
	Westinghouse Air Brake Technologies Corp.
$ 2,205,000	3.20%, 06/15/2025	$2,199,976
3,270,000	5.61%, 03/11/2034	3,358,971
		40,747,984
	Media - 1.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
9,955,000	4.25%, 02/01/2031(2)	8,994,574
5,250,000	4.25%, 01/15/2034(2)	4,422,538
2,670,000	4.50%, 08/15/2030(2)	2,479,320
2,425,000	4.75%, 02/01/2032(2)	2,194,528
1,325,000	5.00%, 02/01/2028(2)	1,292,742
875,000	7.38%, 03/01/2031(2)	901,206
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	13,324,222
5,890,000	2.80%, 04/01/2031	5,115,388
10,000,000	3.50%, 03/01/2042	6,709,448
880,000	3.70%, 04/01/2051	542,260
5,000,000	3.85%, 04/01/2061	2,959,269
1,605,000	4.80%, 03/01/2050	1,195,523
10,990,000	5.38%, 05/01/2047	8,916,560
4,595,000	5.75%, 04/01/2048	3,922,784
8,658,000	6.48%, 10/23/2045	8,064,457
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,804,937
4,900,000	2.99%, 11/01/2063	2,751,872
6,605,000	3.25%, 11/01/2039	5,111,530
6,640,000	3.40%, 07/15/2046	4,683,185
7,000,000	3.75%, 04/01/2040	5,740,400
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(2)	1,266,387
5,470,000	11.75%, 01/31/2029(2)	5,171,438
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(2)	1,359,706
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
280,000	5.88%, 08/15/2027(2)	270,613
1,500,000	10.00%, 02/15/2031(2)	1,420,493
	Discovery Communications LLC
6,110,000	3.95%, 06/15/2025	6,096,674
1,145,000	4.13%, 05/15/2029	1,070,559
	Paramount Global
4,225,000	4.20%, 05/19/2032	3,780,224
780,000	4.38%, 03/15/2043	561,869
24,500,000	4.95%, 01/15/2031	23,702,344
3,025,000	6.88%, 04/30/2036	3,037,359
2,595,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(10)	2,055,290
4,635,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	4,250,295
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,781,394
	Time Warner Cable LLC
10,420,000	4.50%, 09/15/2042	7,803,460
5,340,000	5.88%, 11/15/2040	4,866,054
2,825,000	6.75%, 06/15/2039	2,820,369
	Univision Communications, Inc.
1,185,000	4.50%, 05/01/2029(2)	1,016,157
4,800,000	8.50%, 07/31/2031(2)	4,532,527
	Virgin Media Secured Finance PLC
GBP 1,200,000	4.25%, 01/15/2030(1)	1,436,758
$ 1,785,000	4.50%, 08/15/2030(2)	1,604,567
The accompanying notes are an integral part of these financial statements.

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Media - 1.5% - (continued)
	VTR Comunicaciones SpA
$ 200,000	4.38%, 04/15/2029(1)	$174,777
400,000	5.13%, 01/15/2028(1)	375,447
2,100,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,832,557
2,770,000	Ziggo BV 4.88%, 01/15/2030(2)	2,550,183
		179,964,244
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
949,000	5.00%, 09/30/2027(2)	938,489
2,051,000	6.38%, 06/15/2030(2)	2,082,637
		3,021,126
	Mining - 1.4%
	Anglo American Capital PLC
20,570,000	3.88%, 03/16/2029(2)	19,917,349
1,001,000	4.88%, 05/14/2025(2)	1,000,851
8,630,000	5.63%, 04/01/2030(2)	8,848,406
12,000,000	5.75%, 04/05/2034(2)	12,082,950
735,000	AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	684,566
21,335,000	BHP Billiton Finance USA Ltd. 5.13%, 02/21/2032	21,592,832
	Constellium SE
680,000	3.75%, 04/15/2029(2)	624,881
1,216,000	5.63%, 06/15/2028(2)	1,196,549
	First Quantum Minerals Ltd.
625,000	8.00%, 03/01/2033(2)	618,362
200,000	9.38%, 03/01/2029(2)	209,790
	FMG Resources August 2006 Pty. Ltd.
1,510,000	4.38%, 04/01/2031(2)	1,366,598
1,050,000	4.50%, 09/15/2027(2)	1,024,247
13,210,000	5.88%, 04/15/2030(2)	13,060,198
428,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	422,524
	Glencore Funding LLC
13,275,000	4.91%, 04/01/2028(2)	13,408,468
11,720,000	5.40%, 05/08/2028(2)	11,969,028
1,630,000	5.89%, 04/04/2054(2)	1,537,255
16,575,000	6.13%, 10/06/2028(2)	17,308,303
6,150,000	6.14%, 04/01/2055(2)	5,959,135
11,910,000	6.38%, 10/06/2030(2)	12,686,441
3,622,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	3,533,018
305,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(2)	274,080
	Navoi Mining & Metallurgical Combinat
1,240,000	6.70%, 10/17/2028(2)	1,263,686
1,015,000	6.95%, 10/17/2031(2)	1,022,449
2,955,000	Novelis Corp. 4.75%, 01/30/2030(2)	2,747,814
200,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(2)(3)	207,500
	Stillwater Mining Co.
2,300,000	4.50%, 11/16/2029(1)	1,931,393
490,000	4.50%, 11/16/2029(2)	411,471
	Vedanta Resources Finance II PLC
200,000	9.48%, 07/24/2030(2)	183,808
610,000	9.85%, 04/24/2033(2)	553,377
200,000	9.85%, 04/24/2033(1)	181,435
400,000	10.88%, 09/17/2029(1)	388,178
1,925,000	11.25%, 12/03/2031(2)	1,896,519
	WE Soda Investments Holding PLC
1,030,000	9.38%, 02/14/2031(2)	1,043,493
2,335,000	9.50%, 10/06/2028(2)	2,388,121
325,000	9.50%, 10/06/2028(1)	332,394
		163,877,469
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
$ 5,064,000	3.25%, 02/15/2029	$4,716,891
12,895,000	3.28%, 12/01/2028	12,098,980
330,000	3.57%, 12/01/2031	297,071
		17,112,942
	Oil & Gas - 2.2%
	Aker BP ASA
648,000	4.00%, 01/15/2031(2)	604,143
8,290,000	5.13%, 10/01/2034(2)	7,744,618
2,140,000	6.00%, 06/13/2033(2)	2,148,898
1,460,000	Apache Corp. 4.75%, 04/15/2043	1,103,164
	Azule Energy Finance PLC
2,495,000	8.13%, 01/23/2030(2)	2,405,180
655,000	8.13%, 01/23/2030(1)	631,584
	BP Capital Markets America, Inc.
6,925,000	2.94%, 06/04/2051	4,249,938
7,125,000	3.06%, 06/17/2041	5,131,287
10,012,000	3.38%, 02/08/2061	6,268,834
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	3,790,416
8,195,000	4.70%, 01/15/2030	8,267,327
5,795,000	5.55%, 03/15/2054	5,415,996
3,330,000	5.65%, 01/15/2065	3,080,028
	Coterra Energy, Inc.
7,200,000	5.40%, 02/15/2035	6,957,482
5,268,000	5.60%, 03/15/2034	5,186,838
2,950,000	5.90%, 02/15/2055	2,682,302
	CVR Energy, Inc.
305,000	5.75%, 02/15/2028(2)	278,352
160,000	8.50%, 01/15/2029(2)	147,023
455,000	Devon Energy Corp. 5.20%, 09/15/2034	426,614
4,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	3,962,661
	Diamondback Energy, Inc.
1,840,000	6.25%, 03/15/2033	1,921,051
12,629,000	6.25%, 03/15/2053	11,942,277
	Ecopetrol SA
2,432,000	4.63%, 11/02/2031	1,986,329
710,000	5.88%, 05/28/2045	475,793
13,310,000	7.75%, 02/01/2032	12,690,457
5,335,000	8.38%, 01/19/2036	4,994,027
1,805,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(1)	1,811,422
1,912,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)	1,728,983
5,000,000	Eni SpA 5.50%, 05/15/2034(2)	4,955,436
7,570,000	EOG Resources, Inc. 5.65%, 12/01/2054	7,178,500
	EQT Corp.
205,000	4.50%, 01/15/2029(2)	198,849
905,000	4.75%, 01/15/2031(2)	874,008
190,000	7.50%, 06/01/2030(2)	204,302
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,740,569
	Hess Corp.
3,733,000	7.13%, 03/15/2033	4,192,379
7,867,000	7.30%, 08/15/2031	8,845,209
660,000	Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 02/01/2031(2)	592,399
1,460,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(2)(4)	1,505,625
435,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)	420,330
	Matador Resources Co.
175,000	6.25%, 04/15/2033(2)	165,182
1,005,000	6.50%, 04/15/2032(2)	968,034
The accompanying notes are an integral part of these financial statements.

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Oil & Gas - 2.2% - (continued)
$ 2,200,000	6.88%, 04/15/2028(2)	$2,187,770
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(1)	563,497
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	1,883,566
2,865,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	2,729,678
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,657,259
260,000	Occidental Petroleum Corp. 6.13%, 01/01/2031	262,489
235,000	Ovintiv, Inc. 6.25%, 07/15/2033	231,613
	Patterson-UTI Energy, Inc.
65,000	5.15%, 11/15/2029	62,836
15,240,000	7.15%, 10/01/2033	14,994,508
	Permian Resources Operating LLC
1,020,000	6.25%, 02/01/2033(2)	997,457
2,530,000	8.00%, 04/15/2027(2)	2,574,442
435,000	Petroleos de Venezuela SA 6.00%, 05/16/2024(1)(8)	50,460
1,245,000	Petroleos Mexicanos 6.75%, 09/21/2047	836,173
	Petronas Capital Ltd.
1,335,000	4.95%, 01/03/2031(2)	1,354,617
695,000	5.34%, 04/03/2035(2)	706,061
1,300,000	5.85%, 04/03/2055(2)	1,292,469
	Phillips 66 Co.
4,295,000	4.95%, 03/15/2035	4,048,367
6,800,000	5.25%, 06/15/2031	6,930,850
1,320,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(2)	1,346,681
	Raizen Fuels Finance SA
1,520,000	6.70%, 02/25/2037(2)	1,487,260
1,635,000	6.95%, 03/05/2054(2)	1,545,800
1,190,000	Range Resources Corp. 4.75%, 02/15/2030(2)	1,125,016
	Saudi Arabian Oil Co.
4,715,000	5.75%, 07/17/2054(2)	4,380,235
2,930,000	5.88%, 07/17/2064(1)	2,697,475
4,199,000	Shell Finance U.S., Inc. 4.00%, 05/10/2046	3,317,902
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,649,848
9,955,000	3.00%, 11/26/2051	6,283,489
	SM Energy Co.
3,075,000	6.50%, 07/15/2028	2,947,497
2,029,000	6.75%, 08/01/2029(2)	1,894,334
1,451,000	7.00%, 08/01/2032(2)	1,337,638
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(1)	1,253,200
3,735,000	Suncor Energy, Inc. 4.00%, 11/15/2047	2,683,950
	Sunoco LP
1,495,000	6.25%, 07/01/2033(2)	1,492,987
1,045,000	7.00%, 05/01/2029(2)	1,074,430
1,840,000	7.25%, 05/01/2032(2)	1,908,108
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(2)	790,878
2,700,000	9.38%, 02/01/2031(2)	2,538,611
	Thaioil Treasury Center Co. Ltd.
400,000	3.50%, 10/17/2049(1)	235,381
805,000	3.75%, 06/18/2050(1)	495,696
2,547,000	5.38%, 11/20/2048(1)	2,062,793
	TotalEnergies Capital SA
6,225,000	5.28%, 09/10/2054	5,735,961
4,235,000	5.64%, 04/05/2064	3,985,083
	Transocean, Inc.
2,075,000	8.50%, 05/15/2031(2)	1,604,056
3,620,000	8.75%, 02/15/2030(2)	3,538,515
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Oil & Gas - 2.2% - (continued)
	Vital Energy, Inc.
$ 425,000	7.75%, 07/31/2029(2)	$358,374
480,000	7.88%, 04/15/2032(2)(3)	372,909
2,675,000	9.75%, 10/15/2030	2,266,178
	YPF SA
1,515,000	6.95%, 07/21/2027(1)	1,485,273
2,086,000	8.25%, 01/17/2034(2)	2,023,582
		254,157,098
	Oil & Gas Services - 0.1%
2,747,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	2,809,566
3,160,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(2)	3,190,623
5,500,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	5,451,634
		11,451,823
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(2)	2,505,562
3,135,000	5.25%, 08/15/2027(2)	1,442,100
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(2)	1,531,155
1,360,000	6.75%, 04/15/2032(2)	1,390,603
1,900,000	8.75%, 04/15/2030(2)	1,957,614
	Graphic Packaging International LLC
1,335,000	3.75%, 02/01/2030(2)	1,226,941
2,575,000	6.38%, 07/15/2032(2)	2,587,672
3,495,000	LABL, Inc. 8.63%, 10/01/2031(2)	2,857,162
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(2)	1,719,528
1,475,000	9.25%, 04/15/2027(2)	1,353,335
	Owens-Brockway Glass Container, Inc.
2,620,000	7.25%, 05/15/2031(2)	2,601,783
1,875,000	7.38%, 06/01/2032(2)	1,829,654
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(11)	891,810
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	15,476,388
		39,371,307
	Pharmaceuticals - 1.7%
4,930,000	1261229 BC Ltd. 10.00%, 04/15/2032(2)	4,827,328
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	4,010,980
7,300,000	4.45%, 05/14/2046	6,220,006
19,525,000	Astrazeneca Finance LLC 4.90%, 02/26/2031	20,047,656
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,186,562
200,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(2)	210,544
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,060,443
2,310,000	6.25%, 11/15/2053	2,427,286
	Cardinal Health, Inc.
10,210,000	5.00%, 11/15/2029	10,379,908
13,200,000	5.13%, 02/15/2029	13,484,807
5,500,000	5.35%, 11/15/2034	5,520,548
	CVS Health Corp.
3,340,000	1.88%, 02/28/2031	2,817,969
10,850,000	2.13%, 09/15/2031	9,132,362
8,115,000	4.78%, 03/25/2038	7,318,708
The accompanying notes are an integral part of these financial statements.

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pharmaceuticals - 1.7% - (continued)
$ 12,520,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(5)	$12,664,586
	CVS Pass-Through Trust
5,232	6.04%, 12/10/2028	5,298
14,317	6.94%, 01/10/2030	14,729
	Eli Lilly & Co.
5,635,000	4.60%, 08/14/2034	5,553,791
5,670,000	4.70%, 02/09/2034	5,622,774
14,945,000	4.90%, 02/12/2032	15,337,412
9,450,000	5.50%, 02/12/2055	9,474,652
5,805,000	5.60%, 02/12/2065	5,793,006
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,482,015
5,955,000	5.34%, 05/19/2063	5,404,017
10,000,000	Pfizer, Inc. 4.30%, 06/15/2043	8,471,244
6,000,000	Takeda Pharmaceutical Co. Ltd. 5.30%, 07/05/2034	6,048,564
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,070,306
	Teva Pharmaceutical Finance Netherlands III BV
$ 12,492,000	3.15%, 10/01/2026	12,070,247
8,925,000	4.75%, 05/09/2027	8,755,634
823,000	Viatris, Inc. 2.70%, 06/22/2030	712,472
		204,125,854
	Pipelines - 1.8%
2,211,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(1)	1,813,683
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
65,000	5.38%, 06/15/2029(2)	63,434
2,750,000	5.75%, 01/15/2028(2)	2,733,513
1,400,000	6.63%, 02/01/2032(2)	1,414,472
	Buckeye Partners LP
735,000	4.13%, 12/01/2027	706,174
3,530,000	4.50%, 03/01/2028(2)	3,403,167
2,174,000	5.60%, 10/15/2044	1,781,180
335,000	6.75%, 02/01/2030(2)	340,865
1,610,000	6.88%, 07/01/2029(2)	1,640,329
	Columbia Pipelines Holding Co. LLC
5,130,000	5.10%, 10/01/2031(2)	5,063,476
5,725,000	5.68%, 01/15/2034(2)	5,667,139
	Columbia Pipelines Operating Co. LLC
5,205,000	5.93%, 08/15/2030(2)	5,443,333
4,037,000	6.54%, 11/15/2053(2)	4,111,674
	DT Midstream, Inc.
3,385,000	4.13%, 06/15/2029(2)	3,176,921
40,000	4.38%, 06/15/2031(2)	36,842
	EIG Pearl Holdings SARL
962,863	3.55%, 08/31/2036(1)	850,838
604,520	3.55%, 08/31/2036(2)	534,186
15,980,000	Enbridge, Inc. 5.70%, 03/08/2033	16,309,783
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,672,878
2,395,000	5.25%, 07/01/2029	2,427,149
3,853,000	5.30%, 04/15/2047	3,253,719
2,425,000	5.55%, 05/15/2034	2,386,635
2,545,000	6.00%, 06/15/2048	2,343,580
4,245,000	6.10%, 12/01/2028	4,440,288
15,110,000	6.40%, 12/01/2030	16,067,405
4,015,000	6.55%, 12/01/2033	4,226,647
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pipelines - 1.8% - (continued)
$ 6,910,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(5)	$7,172,165
	Galaxy Pipeline Assets Bidco Ltd.
10,345,479	2.16%, 03/31/2034(2)	9,109,319
1,809,703	2.16%, 03/31/2034(1)	1,591,726
915,000	2.63%, 03/31/2036(2)	770,887
	Greensaif Pipelines Bidco SARL
8,088,000	6.10%, 08/23/2042(2)	8,016,826
530,000	6.13%, 02/23/2038(1)	540,711
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(2)	6,905,872
	Kinder Morgan, Inc.
2,095,000	5.15%, 06/01/2030(4)	2,115,015
3,830,000	5.85%, 06/01/2035(4)	3,877,808
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	1,954,670
	ONEOK, Inc.
6,225,000	4.75%, 10/15/2031	6,072,526
6,585,000	4.85%, 02/01/2049	5,204,464
14,335,000	5.05%, 11/01/2034	13,593,086
7,145,000	5.70%, 11/01/2054	6,340,023
6,474,000	6.35%, 01/15/2031	6,843,866
2,950,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(2)	2,997,300
270,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)(5)	269,731
	Targa Resources Corp.
13,270,000	5.55%, 08/15/2035	13,001,556
4,352,000	6.25%, 07/01/2052	4,185,342
3,850,000	6.50%, 03/30/2034	4,044,988
3,188,000	6.50%, 02/15/2053	3,166,358
590,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(5)	578,577
1,085,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(5)	1,001,112
	Whistler Pipeline LLC
595,000	5.40%, 09/30/2029(2)	599,499
8,723,000	5.70%, 09/30/2031(2)	8,853,190
		211,715,927
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(1)	3,478,329
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(1)(8)	17,030
200,000	5.40%, 05/27/2025(1)(8)	16,000
860,000	5.63%, 01/14/2030(1)(8)	69,677
3,109,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(1)	3,085,125
480,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(1)	443,062
470,000	GLP Pte. Ltd. 3.88%, 06/04/2025(1)	465,298
1,190,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	1,136,527
		8,711,048
	Real Estate Investment Trusts - 1.8%
8,450,000	American Tower Corp. 5.25%, 07/15/2028	8,636,820
12,670,000	American Tower Trust I 5.49%, 03/15/2053(2)	12,891,078
The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Real Estate Investment Trusts - 1.8% - (continued)
	Brandywine Operating Partnership LP
$ 1,145,000	4.55%, 10/01/2029	$1,044,710
105,000	8.30%, 03/15/2028(11)	108,534
500,000	8.88%, 04/12/2029	524,367
	Brixmor Operating Partnership LP
14,080,000	4.13%, 05/15/2029	13,723,830
17,010,000	5.20%, 04/01/2032	16,999,835
	Cousins Properties LP
9,090,000	5.38%, 02/15/2032	9,008,618
3,000,000	5.88%, 10/01/2034	3,001,931
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	29,543,237
6,880,000	3.30%, 07/01/2030	6,365,206
6,725,000	3.65%, 09/01/2027	6,576,759
6,557,000	4.15%, 07/01/2050	4,880,581
3,457,000	4.30%, 02/15/2029	3,398,066
6,766,000	4.90%, 09/01/2029	6,782,361
10,140,000	5.60%, 06/01/2029	10,417,366
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,161,156
570,000	4.00%, 01/15/2030	537,300
6,715,000	4.00%, 01/15/2031	6,227,891
4,750,000	5.30%, 01/15/2029	4,745,379
4,253,000	5.75%, 06/01/2028	4,320,189
	Hudson Pacific Properties LP
2,555,000	4.65%, 04/01/2029	1,829,551
595,000	5.95%, 02/15/2028	496,994
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	1,017,518
370,000	6.25%, 01/15/2033(2)	369,323
2,575,000	7.00%, 02/15/2029(2)	2,644,793
2,925,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(2)	2,872,406
8,145,000	Realty Income Corp. 5.13%, 04/15/2035	8,072,140
	RHP Hotel Properties LP/RHP Finance Corp.
345,000	6.50%, 04/01/2032(2)	343,849
3,345,000	7.25%, 07/15/2028(2)	3,437,650
	Simon Property Group LP
3,885,000	3.25%, 09/13/2049	2,562,051
19,120,000	4.75%, 09/26/2034	18,280,646
	Trust Fibra Uno
1,140,000	4.87%, 01/15/2030(1)	1,056,962
245,000	4.87%, 01/15/2030(2)	227,154
2,445,000	7.38%, 02/13/2034(2)	2,420,463
15,360,000	Welltower OP LLC 2.75%, 01/15/2032	13,501,764
		214,028,478
	Retail - 0.7%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(2)	1,687,276
755,000	3.88%, 01/15/2028(2)	724,949
2,020,000	4.38%, 01/15/2028(2)	1,955,553
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(2)	1,592,986
236,000	4.75%, 03/01/2030	220,706
1,445,000	5.00%, 02/15/2032(2)	1,316,873
11,775,000	AutoZone, Inc. 4.75%, 02/01/2033	11,510,272
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(2)	3,385,599
290,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 01/15/2029(2)	268,650
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Retail - 0.7% - (continued)
	FirstCash, Inc.
$ 1,575,000	4.63%, 09/01/2028(2)	$1,527,170
130,000	5.63%, 01/01/2030(2)	127,817
7,028,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	6,158,511
	McDonald's Corp.
16,555,000	4.60%, 05/15/2030	16,668,750
5,000,000	6.30%, 10/15/2037	5,439,423
1,325,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	690,432
55,000	Murphy Oil USA, Inc. 3.75%, 02/15/2031(2)	49,571
9,570,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	9,352,419
	PetSmart, Inc./PetSmart Finance Corp.
3,255,000	4.75%, 02/15/2028(2)	3,110,973
2,375,000	7.75%, 02/15/2029(2)	2,212,017
3,116,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	2,927,891
5,550,000	Staples, Inc. 10.75%, 09/01/2029(2)	4,808,602
1,700,000	Victoria's Secret & Co. 4.63%, 07/15/2029(2)	1,482,142
2,000,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	2,080,898
	Yum! Brands, Inc.
896,000	4.63%, 01/31/2032	843,421
865,000	4.75%, 01/15/2030(2)	839,528
563,000	5.38%, 04/01/2032	553,255
3,439,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	3,364,811
		84,900,495
	Semiconductors - 0.7%
	Broadcom, Inc.
5,685,000	4.35%, 02/15/2030	5,616,110
7,839,000	4.93%, 05/15/2037(2)	7,507,769
14,025,000	Entegris, Inc. 4.75%, 04/15/2029(2)	13,648,172
200,000	Foundry JV Holdco LLC 5.50%, 01/25/2031(2)	202,372
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,264,774
3,000,000	3.05%, 08/12/2051	1,722,701
5,000,000	5.63%, 02/10/2043	4,612,506
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,719,033
540,000	Microchip Technology, Inc. 5.05%, 02/15/2030	537,538
	Micron Technology, Inc.
310,000	2.70%, 04/15/2032	262,526
11,950,000	4.19%, 02/15/2027	11,952,461
10,000,000	5.30%, 01/15/2031	10,043,736
4,295,000	5.65%, 11/01/2032	4,350,466
290,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	268,433
600,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	524,538
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	7,970,482
3,395,000	4.50%, 05/20/2052	2,810,916
		79,014,533
	Software - 1.4%
6,005,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	5,739,887
1,500,000	Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(2)	1,286,318
	Cloud Software Group, Inc.
1,250,000	8.25%, 06/30/2032(2)	1,303,898
1,500,000	9.00%, 09/30/2029(2)	1,511,145
22,900,000	Fiserv, Inc. 4.75%, 03/15/2030	22,881,964
595,000	MSCI, Inc. 4.00%, 11/15/2029(2)	569,623
The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Software - 1.4% - (continued)
	Open Text Corp.
$ 1,410,000	3.88%, 02/15/2028(2)	$1,347,741
2,650,000	3.88%, 12/01/2029(2)	2,441,706
13,365,000	6.90%, 12/01/2027(2)	13,746,229
	Open Text Holdings, Inc.
2,600,000	4.13%, 02/15/2030(2)	2,402,593
680,000	4.13%, 12/01/2031(2)	608,129
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	7,008,223
6,000,000	2.65%, 07/15/2026	5,873,357
5,550,000	2.95%, 04/01/2030	5,130,373
18,654,000	3.60%, 04/01/2050	12,688,262
8,610,000	3.85%, 04/01/2060	5,761,558
7,000,000	3.90%, 05/15/2035	6,206,025
9,109,000	3.95%, 03/25/2051	6,577,265
21,160,000	4.00%, 07/15/2046	15,884,670
13,230,000	4.00%, 11/15/2047	9,811,135
5,400,000	4.70%, 09/27/2034	5,138,928
10,585,000	6.00%, 08/03/2055	10,296,134
4,300,000	6.50%, 04/15/2038	4,596,006
3,855,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	3,567,435
	Rocket Software, Inc.
3,000,000	6.50%, 02/15/2029(2)	2,853,506
825,000	9.00%, 11/28/2028(2)	850,032
2,855,000	UKG, Inc. 6.88%, 02/01/2031(2)	2,937,207
		159,019,349
	Telecommunications - 1.8%
1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	959,867
1,200,000	Altice France Holding SA 10.50%, 05/15/2027(2)	372,024
	Altice France SA
660,000	5.50%, 01/15/2028(2)	546,411
800,000	5.50%, 10/15/2029(2)	654,888
4,075,000	8.13%, 02/01/2027(2)	3,729,880
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	2,226,950
	AT&T, Inc.
$ 20,975,000	3.50%, 06/01/2041	16,104,926
16,539,000	3.50%, 09/15/2053	11,069,996
9,502,000	3.55%, 09/15/2055	6,363,266
12,570,000	3.65%, 06/01/2051	8,794,566
17,520,000	3.80%, 12/01/2057	12,060,071
5,300,000	4.50%, 05/15/2035	5,000,277
	Cisco Systems, Inc.
6,235,000	4.95%, 02/26/2031	6,414,948
10,645,000	4.95%, 02/24/2032	10,860,650
10,625,000	5.10%, 02/24/2035	10,763,838
5,325,000	5.30%, 02/26/2054	5,081,679
4,100,000	5.50%, 01/15/2040	4,189,074
	EchoStar Corp.
2,750,000	6.75%, 11/30/2030(12)	2,563,200
2,600,000	10.75%, 11/30/2029	2,749,585
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(2)	1,531,571
1,041,000	7.20%, 07/18/2036(2)	999,742
606,000	7.72%, 06/04/2038(2)	600,682
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(5)(6)	1,421,900
	Iliad Holding SASU
EUR 2,185,000	6.88%, 04/15/2031(2)	2,639,399
$ 730,000	7.00%, 10/15/2028(2)	738,900
1,095,000	7.00%, 04/15/2032(2)	1,109,927
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Telecommunications - 1.8% - (continued)
	Kaixo Bondco Telecom SA
EUR 1,385,000	5.13%, 09/30/2029(2)	$1,583,982
1,250,000	5.13%, 09/30/2029(1)	1,429,587
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(2)	2,123,778
390,000	3.88%, 10/15/2030(2)	307,593
3,485,000	4.00%, 04/15/2031(2)	2,719,136
675,000	4.88%, 06/15/2029(2)	588,938
750,000	10.50%, 04/15/2029(2)	830,426
	Millicom International Cellular SA
1,385,000	4.50%, 04/27/2031(1)	1,233,536
1,080,000	6.25%, 03/25/2029(1)	1,067,506
603,000	6.25%, 03/25/2029(2)	596,024
380,000	7.38%, 04/02/2032(2)	384,550
473,000	Silknet JSC 8.38%, 01/31/2027(1)	476,732
1,533,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	1,542,318
	Telecom Italia Capital SA
349,000	7.20%, 07/18/2036	357,304
401,000	7.72%, 06/04/2038	417,865
	T-Mobile USA, Inc.
4,895,000	3.40%, 10/15/2052	3,247,437
11,270,000	4.20%, 10/01/2029	11,132,291
13,135,000	4.38%, 04/15/2040	11,468,546
6,580,000	5.13%, 05/15/2032	6,652,826
5,380,000	5.25%, 06/15/2055	4,813,828
10,510,000	5.30%, 05/15/2035	10,552,113
4,340,000	5.88%, 11/15/2055	4,276,649
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	582,827
2,160,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	2,160,786
	VEON Holdings BV
2,620,000	3.38%, 11/25/2027(1)	2,349,695
1,120,000	3.38%, 11/25/2027(2)	1,004,450
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	6,347,468
13,220,000	3.40%, 03/22/2041	10,083,755
1,795,000	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(1)(11)	1,732,519
1,155,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(2)	1,015,103
		212,627,785
	Transportation - 0.4%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,202,155
4,040,000	CSX Corp. 4.90%, 03/15/2055	3,594,758
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,282,662
3,734,000	4.65%, 01/15/2046	3,225,268
3,630,000	5.10%, 05/01/2035(4)	3,642,789
595,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(1)	587,380
1,260,000	Stonepeak Nile Parent LLC 7.25%, 03/15/2032(2)	1,279,215
	Union Pacific Corp.
14,875,000	5.10%, 02/20/2035	14,973,268
9,565,000	5.60%, 12/01/2054	9,398,439
		48,185,934
The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
$ 10,395,000	1.70%, 06/15/2026(2)	$10,058,822
6,420,000	4.40%, 07/01/2027(2)	6,393,980
5,785,000	5.25%, 02/01/2030(2)	5,880,323
3,620,000	6.20%, 06/15/2030(2)	3,828,273
		26,161,398
	Water - 0.0%
	Aegea Finance SARL
1,040,000	6.75%, 05/20/2029(1)	1,029,979
1,900,000	9.00%, 01/20/2031(2)	1,981,949
		3,011,928
	Total Corporate Bonds (cost $5,597,805,277)	$5,455,901,609
FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
	Angola - 0.0%
2,478,000	Angola Government International Bonds 9.38%, 05/08/2048(1)	$1,748,663
	Argentina - 0.4%
	Argentina Republic Government International Bonds
9,955,372	0.75%, 07/09/2030(11)	7,615,859
369,000	1.00%, 07/09/2029	296,676
3,764,000	3.50%, 07/09/2041(11)	2,271,629
46,122,751	4.13%, 07/09/2035(11)	30,758,516
		40,942,680
	Armenia - 0.0%
3,730,000	Republic of Armenia International Bonds 6.75%, 03/12/2035(2)	3,538,558
	Azerbaijan - 0.0%
1,766,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(1)	1,541,983
	Benin - 0.0%
	Benin Government International Bonds
EUR 275,000	4.88%, 01/19/2032(1)	272,156
280,000	4.95%, 01/22/2035(1)	255,941
1,222,000	6.88%, 01/19/2052(1)	1,083,249
$ 566,000	7.96%, 02/13/2038(2)	509,179
1,441,000	7.96%, 02/13/2038(1)	1,296,525
		3,417,050
	Bermuda - 0.0%
1,397,000	Bermuda Government International Bonds 2.38%, 08/20/2030(1)	1,212,287
	Brazil - 0.1%
	Brazil Government International Bonds
7,515,000	4.75%, 01/14/2050	5,281,715
3,495,000	6.63%, 03/15/2035	3,483,337
BRL 21,381,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,223,470
		11,988,522
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 4,250,000	4.88%, 05/13/2036(1)	5,230,790
$ 2,928,000	5.00%, 03/05/2037(1)	2,832,444
		8,063,234
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Chile - 0.1%
	Chile Government International Bonds
$ 6,328,000	3.10%, 01/22/2061	$3,736,684
764,000	4.95%, 01/05/2036	745,450
2,160,000	5.65%, 01/13/2037	2,208,408
		6,690,542
	Colombia - 0.2%
	Colombia Government International Bonds
15,159,000	3.13%, 04/15/2031	12,186,192
3,479,000	4.13%, 02/22/2042	2,111,845
5,585,000	4.13%, 05/15/2051	3,082,878
2,036,000	5.00%, 06/15/2045	1,322,948
2,320,000	5.20%, 05/15/2049	1,497,590
1,884,000	5.63%, 02/26/2044	1,342,905
838,000	7.38%, 04/25/2030	849,858
1,995,000	7.75%, 11/07/2036	1,900,353
1,070,000	8.50%, 04/25/2035	1,086,819
COP 7,414,500,000	Colombia TES 7.25%, 10/18/2034	1,284,694
		26,666,082
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
$ 550,000	5.63%, 04/30/2043(1)	487,370
3,270,000	7.16%, 03/12/2045(1)	3,330,615
3,140,000	7.30%, 11/13/2054(2)	3,194,771
		7,012,756
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(1)	1,749,955
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
$ 4,752,000	4.50%, 01/30/2030(1)	4,416,509
3,135,000	4.88%, 09/23/2032(1)	2,811,311
1,535,000	5.50%, 02/22/2029(2)	1,511,591
761,000	5.50%, 02/22/2029(1)	749,395
285,000	5.95%, 01/25/2027(1)	285,969
557,000	6.00%, 07/19/2028(1)	560,175
200,000	6.00%, 02/22/2033(1)	192,860
		10,527,810
	Ecuador - 0.1%
	Ecuador Government International Bonds
4,980,000	0.00%, 07/31/2030(1)(13)	3,028,034
14,241,000	5.00%, 07/31/2040(1)(11)	7,424,973
7,021,543	5.50%, 07/31/2035(1)(11)	4,210,910
1,130,000	6.90%, 07/31/2030(1)(11)	844,505
		15,508,422
	Egypt - 0.2%
	Egypt Government International Bonds
EUR 1,005,000	5.63%, 04/16/2030(1)	982,345
$ 3,564,000	5.80%, 09/30/2027(1)	3,354,686
6,111,000	7.30%, 09/30/2033(1)	4,932,555
435,000	7.50%, 02/16/2061(1)	287,992
1,250,000	7.63%, 05/29/2032(1)	1,063,937
1,120,000	7.90%, 02/21/2048(1)	771,120
3,279,000	8.50%, 01/31/2047(1)	2,378,980
1,579,000	8.63%, 02/04/2030(2)	1,506,240
610,000	8.63%, 02/04/2030(1)	582,629
1,310,000	8.70%, 03/01/2049(1)	982,500
200,000	8.75%, 09/30/2051(1)	147,402
		16,990,386
The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	El Salvador - 0.0%
	El Salvador Government International Bonds
$ 466,000	8.25%, 04/10/2032(1)	$459,341
538,000	8.63%, 02/28/2029(1)	545,931
920,000	9.65%, 11/21/2054(1)	911,803
		1,917,075
	Gabon - 0.1%
	Gabon Government International Bonds
2,819,000	6.63%, 02/06/2031(1)	2,005,358
3,090,000	6.63%, 02/06/2031(2)	2,198,065
1,110,000	7.00%, 11/24/2031(1)	784,603
		4,988,026
	Ghana - 0.0%
	Ghana Government International Bonds
765,000	5.00%, 07/03/2029(1)(11)	653,081
3,905,000	5.00%, 07/03/2035(1)(11)	2,655,400
		3,308,481
	Guatemala - 0.0%
420,000	Guatemala Government Bonds 6.55%, 02/06/2037(1)	417,088
	Hungary - 0.1%
	Hungary Government Bonds
HUF 1,228,470,000	2.25%, 04/20/2033	2,531,123
236,240,000	7.00%, 10/24/2035	669,139
	Hungary Government International Bonds
$ 10,125,000	2.13%, 09/22/2031(1)	8,223,930
2,200,000	6.25%, 09/22/2032(2)	2,267,694
635,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(2)	646,345
		14,338,231
	Ivory Coast - 0.1%
	Ivory Coast Government International Bonds
EUR 117,000	4.88%, 01/30/2032(1)	114,507
$ 3,570,000	6.13%, 06/15/2033(1)	3,077,840
1,974,000	8.08%, 04/01/2036(2)	1,824,659
840,000	8.25%, 01/30/2037(2)	771,303
2,300,000	8.25%, 01/30/2037(1)	2,128,190
		7,916,499
	Jordan - 0.0%
	Jordan Government International Bonds
1,710,000	5.75%, 01/31/2027(1)	1,690,677
1,650,000	6.13%, 01/29/2026(1)	1,643,895
1,160,000	7.75%, 01/15/2028(1)	1,174,500
		4,509,072
	Mexico - 0.3%
MXN 2,171,200	Mexico Bonos 8.00%, 07/31/2053	89,712
	Mexico Government International Bonds
$ 7,197,000	3.77%, 05/24/2061	4,087,666
2,150,000	4.28%, 08/14/2041	1,596,978
4,075,000	4.40%, 02/12/2052	2,737,862
6,585,000	4.50%, 01/31/2050	4,578,340
542,000	4.60%, 01/23/2046	392,824
370,000	4.60%, 02/10/2048	262,799
6,250,000	5.00%, 04/27/2051	4,652,304
3,693,000	6.00%, 05/07/2036	3,517,464
1,856,000	6.35%, 02/09/2035	1,842,578
3,526,000	6.40%, 05/07/2054	3,118,634
7,900,000	6.88%, 05/13/2037	7,976,482
		34,853,643
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Mongolia - 0.1%
	Mongolia Government International Bonds
$ 266,000	3.50%, 07/07/2027(2)	$245,144
2,665,000	3.50%, 07/07/2027(1)	2,456,051
950,000	6.63%, 02/25/2030(2)	913,224
1,074,000	7.88%, 06/05/2029(2)	1,083,852
2,660,000	7.88%, 06/05/2029(1)	2,684,401
3,255,000	8.65%, 01/19/2028(1)	3,363,704
		10,746,376
	Morocco - 0.0%
	Morocco Government International Bonds
EUR 1,200,000	3.88%, 04/02/2029(2)	1,360,407
1,200,000	4.75%, 04/02/2035(2)	1,349,509
		2,709,916
	Oman - 0.1%
	Oman Government International Bonds
$ 449,000	6.50%, 03/08/2047(1)	445,478
2,537,000	6.75%, 01/17/2048(1)	2,564,227
3,328,000	7.00%, 01/25/2051(1)	3,461,400
		6,471,105
	Pakistan - 0.0%
	Pakistan Government International Bonds
505,000	6.00%, 04/08/2026(1)	476,028
826,000	6.88%, 12/05/2027(1)	725,453
1,421,000	7.38%, 04/08/2031(1)	1,116,337
		2,317,818
	Panama - 0.0%
	Panama Government International Bonds
2,450,000	2.25%, 09/29/2032	1,788,381
944,000	4.30%, 04/29/2053	574,552
		2,362,933
	Paraguay - 0.1%
	Paraguay Government International Bonds
2,827,000	3.85%, 06/28/2033(1)	2,537,232
2,488,000	5.40%, 03/30/2050(1)	2,111,690
365,000	5.85%, 08/21/2033(1)	367,281
610,000	6.00%, 02/09/2036(1)	613,508
720,000	6.10%, 08/11/2044(1)	675,900
3,260,000	6.65%, 03/04/2055(2)	3,223,325
		9,528,936
	Peru - 0.1%
PEN 11,526,000	Peru Government Bonds 5.40%, 08/12/2034	2,895,727
	Peru Government International Bonds
$ 1,979,000	2.78%, 01/23/2031	1,750,083
7,089,000	2.78%, 12/01/2060	3,760,218
3,675,000	3.00%, 01/15/2034	3,057,049
841,000	3.55%, 03/10/2051	566,633
1,005,000	3.60%, 01/15/2072	611,291
1,555,000	5.38%, 02/08/2035	1,530,993
530,000	5.88%, 08/08/2054	501,910
		14,673,904
	Poland - 0.0%
2,251,000	Republic of Poland Government International Bonds 5.50%, 04/04/2053	2,107,909
	Romania - 0.3%
	Romania Government International Bonds
EUR 719,000	1.38%, 12/02/2029(1)	702,140
1,286,000	2.75%, 04/14/2041(1)	868,367
584,000	2.88%, 04/13/2042(1)	395,664
1,869,000	3.38%, 01/28/2050(1)	1,247,835
1,555,000	5.25%, 03/10/2030(2)	1,770,892
The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Romania - 0.3% - (continued)
EUR 2,628,000	5.63%, 05/30/2037(2)	$2,706,151
$ 630,000	5.75%, 03/24/2035(1)	558,776
10,296,000	5.88%, 01/30/2029(2)	10,200,093
3,636,000	6.00%, 05/25/2034(1)	3,352,874
EUR 1,520,000	6.25%, 09/10/2034(2)	1,683,189
$ 2,036,000	6.38%, 01/30/2034(1)	1,928,353
EUR 1,250,000	6.63%, 09/27/2029(1)	1,513,186
$ 1,570,000	7.13%, 01/17/2033(1)	1,584,742
1,550,000	7.50%, 02/10/2037(2)	1,542,405
		30,054,667
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
6,360,000	3.45%, 02/02/2061(1)	3,906,312
1,920,000	3.75%, 01/21/2055(1)	1,295,516
405,000	3.75%, 01/21/2055(1)	273,273
1,940,000	4.63%, 10/04/2047(1)	1,584,635
1,798,000	5.63%, 01/13/2035(2)	1,860,563
		8,920,299
	Senegal - 0.0%
EUR 294,000	Senegal Government International Bonds 4.75%, 03/13/2028(1)	280,937
	Serbia - 0.0%
	Serbia International Bonds
$ 410,000	2.13%, 12/01/2030(1)	341,979
265,000	6.00%, 06/12/2034(1)	262,085
240,000	6.50%, 09/26/2033(1)	247,382
		851,446
	South Africa - 0.1%
	Republic of South Africa Government Bonds
ZAR 24,610,000	6.25%, 03/31/2036	936,708
35,569,000	6.50%, 02/28/2041	1,227,902
12,805,000	8.50%, 01/31/2037	570,515
27,620,000	8.75%, 01/31/2044	1,149,713
14,946,015	11.63%, 03/31/2053	799,620
	Republic of South Africa Government International Bonds
$ 3,422,000	5.75%, 09/30/2049	2,451,127
1,630,000	7.10%, 11/19/2036(2)	1,553,658
1,325,000	7.10%, 11/19/2036(1)	1,264,666
4,640,000	7.95%, 11/19/2054(2)	4,239,239
		14,193,148
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
1,535,300	3.35%, 03/15/2033(2)(11)	1,063,195
1,036,681	3.60%, 06/15/2035(2)(11)	668,037
719,479	3.60%, 05/15/2036(2)(11)	500,038
1,439,567	3.60%, 02/15/2038(2)(11)	1,007,697
2,560,000	3.60%, 02/15/2038(1)(11)	1,792,000
		5,030,967
	Turkey - 0.2%
565,000	Hazine Mustesarligi Varlik Kiralama AS 8.51%, 01/14/2029(2)	598,181
2,895,000	Republic of Turkiye 6.50%, 01/03/2035	2,649,129
	Turkiye Government International Bonds
5,089,000	5.88%, 06/26/2031	4,702,567
1,175,000	5.95%, 01/15/2031	1,096,101
2,472,000	7.13%, 02/12/2032	2,410,378
4,870,000	7.13%, 07/17/2032	4,740,190
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Turkey - 0.2% - (continued)
$ 1,687,000	7.63%, 05/15/2034	$1,680,242
8,908,000	9.38%, 03/14/2029	9,603,252
		27,480,040
	Ukraine - 0.1%
	Ukraine Government International Bonds
577,239	0.00%, 02/01/2030(2)(11)	282,535
2,157,057	0.00%, 02/01/2034(2)(11)	829,928
1,562,865	0.00%, 02/01/2035(2)(11)	786,262
5,291,661	1.75%, 02/01/2034(2)(11)	2,637,628
5,553,837	1.75%, 02/01/2035(2)(11)	2,731,599
3,839,835	1.75%, 02/01/2036(2)(11)	1,851,507
838,000	3.00%, 02/01/2034(1)(11)	323,217
2,705,000	3.00%, 02/01/2035(1)(11)	1,360,886
1,291,000	3.00%, 02/01/2036(1)(11)	663,703
		11,467,265
	United Arab Emirates - 0.0%
3,899,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(1)	2,779,402
	Uruguay - 0.0%
	Uruguay Government International Bonds
1,850,000	5.44%, 02/14/2037	1,882,837
UYU 85,041,000	9.75%, 07/20/2033	2,029,123
		3,911,960
	Uzbekistan - 0.0%
$ 1,345,000	Republic of Uzbekistan International Bonds 6.95%, 05/25/2032(2)	1,344,669
	Venezuela - 0.1%
	Venezuela Government International Bonds
1,015,000	7.00%, 12/01/2018(1)(8)	131,950
3,170,000	7.00%, 03/31/2038(1)(8)	475,500
23,634,000	7.65%, 04/21/2025(1)(8)	3,367,845
4,765,000	7.75%, 10/13/2019(1)(8)	667,100
11,937,200	9.00%, 05/07/2023(1)(8)	1,730,894
		6,373,289
	Total Foreign Government Obligations (cost $391,745,355)	$393,454,031
MUNICIPAL BONDS - 0.2%
	General - 0.0%
4,030,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,827,834
	General Obligation - 0.1%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,233,193
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	7,905,048
	Total Municipal Bonds (cost $30,617,235)	$25,966,075
SENIOR FLOATING RATE INTERESTS - 0.1%(14)
	Construction Materials - 0.0%
2,747,231	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$2,563,853
The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(14) - (continued)
	Healthcare - Services - 0.0%
$ 997,481	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	$963,198
	Insurance - 0.0%
1,832,912	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	1,819,898
	IT Services - 0.1%
1,417,875	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,385,973
3,597,545	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,368,201
		4,754,174
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,937,126
	Retail - 0.0%
1,875,333	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,747,454
	Total Senior Floating Rate Interests (cost $14,360,225)	$13,785,703
U.S. GOVERNMENT SECURITIES - 3.0%
	U.S. Treasury Securities - 3.0%
	U.S. Treasury Bonds - 1.2%
5,230,000	1.75%, 08/15/2041	$3,500,423
10,710,000	2.00%, 02/15/2050	6,359,899
5,745,000	2.25%, 08/15/2046	3,800,003
41,665,000	2.25%, 02/15/2052	25,760,688
4,625,000	2.38%, 11/15/2049	3,004,985
5,215,000	2.50%, 02/15/2046	3,650,907
4,535,000	2.88%, 05/15/2049	3,286,989
1,000,000	3.00%, 02/15/2048	750,625
10,720,000	3.00%, 08/15/2048	8,009,012
8,590,000	3.00%, 02/15/2049	6,393,175
4,425,000	3.38%, 11/15/2048	3,534,642
5,855,000	3.88%, 05/15/2043(15)	5,286,196
22,335,000	4.13%, 08/15/2053	20,242,839
10,530,000	4.38%, 02/15/2038	10,579,771
6,030,000	4.63%, 05/15/2044	5,982,655
14,805,000	4.63%, 11/15/2044	14,656,950
3,360,000	4.63%, 02/15/2055	3,324,825
9,465,000	4.75%, 02/15/2045	9,530,072
3,800,000	5.25%, 02/15/2029	4,027,703
		141,682,359
	U.S. Treasury Notes - 1.8%
16,000,000	0.25%, 06/30/2025(16)	15,894,167
16,380,000	3.25%, 06/30/2029	16,115,105
5,315,000	3.75%, 04/15/2028	5,339,499
4,280,000	3.75%, 12/31/2030	4,265,956
65,000,000	3.88%, 03/31/2027	65,302,148
22,375,000	3.88%, 03/15/2028	22,558,545
9,325,000	3.88%, 04/30/2030	9,391,295
4,750,000	4.00%, 01/31/2029	4,807,891
23,635,000	4.00%, 03/31/2030	23,928,591
2,475,000	4.13%, 02/28/2027	2,495,883
10,890,000	4.13%, 10/31/2029	11,082,702
8,190,000	4.13%, 03/31/2032	8,287,256
2,965,000	4.25%, 01/15/2028	3,014,687
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 3.0% - (continued)
	U.S. Treasury Securities - 3.0% - (continued)
	U.S. Treasury Notes - 1.8% - (continued)
$ 4,760,000	4.25%, 02/15/2028	$4,842,928
4,650,000	4.38%, 08/31/2028	4,759,166
6,265,000	4.63%, 04/30/2029	6,486,967
1,320,000	4.63%, 02/15/2035	1,369,500
		209,942,286
	Total U.S. Government Securities (cost $349,607,387)	$351,624,645
COMMON STOCKS - 43.0%
	Banks - 3.3%
3,482,806	Bank of America Corp.	$138,894,303
523,557	JP Morgan Chase & Co.	128,072,514
388,046	M&T Bank Corp.	65,874,689
2,548,712	Regions Financial Corp.	52,019,212
		384,860,718
	Capital Goods - 5.5%
2,174,716	BAE Systems PLC	50,415,652
738,004	Emerson Electric Co.	77,571,600
335,341	Ferguson Enterprises, Inc.	56,893,954
435,087	Honeywell International, Inc.	91,585,813
274,050	IDEX Corp.	47,676,479
714,972	Johnson Controls International PLC	59,986,151
381,155	L3Harris Technologies, Inc.	83,861,723
141,365	Northrop Grumman Corp.	68,774,073
1,128,218	PACCAR, Inc.	101,776,546
		638,541,991
	Consumer Discretionary Distribution & Retail - 0.9%
1,091,239	Industria de Diseno Textil SA(3)	58,681,357
979,482	Tractor Supply Co.	49,581,379
		108,262,736
	Consumer Durables & Apparel - 0.3%
626,232	NIKE, Inc. Class B	35,319,485
	Consumer Services - 0.4%
256,308	Darden Restaurants, Inc.	51,425,637
	Energy - 4.2%
1,667,594	ConocoPhillips	148,615,977
3,648,739	Coterra Energy, Inc.	89,613,030
1,961,049	EQT Corp.	96,954,263
390,405	Marathon Petroleum Corp.	53,645,551
306,442	Targa Resources Corp.	52,370,938
807,211	TotalEnergies SE	45,974,863
		487,174,622
	Equity Real Estate Investment Trusts (REITs) - 2.7%
897,647	Crown Castle, Inc. REIT	94,935,147
1,960,996	Gaming & Leisure Properties, Inc. REIT	93,853,268
581,747	Lamar Advertising Co. Class A, REIT	66,208,626
2,500,877	Weyerhaeuser Co. REIT	64,797,723
		319,794,764
	Financial Services - 3.1%
417,240	Ares Management Corp. Class A	63,641,617
181,022	CME Group, Inc.	50,157,576
966,605	Equitable Holdings, Inc.	47,798,617
712,830	Morgan Stanley	82,274,839
427,674	Raymond James Financial, Inc.	58,608,445
1,177,687	TPG, Inc.	54,703,561
		357,184,655
	Food, Beverage & Tobacco - 2.8%
1,641,013	Archer-Daniels-Midland Co.	78,358,371
The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.0% - (continued)
	Food, Beverage & Tobacco - 2.8% - (continued)
268,934	Constellation Brands, Inc. Class A	$50,435,882
1,741,963	Keurig Dr. Pepper, Inc.	60,254,500
635,142	Pernod Ricard SA	68,846,509
432,208	Philip Morris International, Inc.	74,063,163
		331,958,425
	Health Care Equipment & Services - 2.0%
199,927	Elevance Health, Inc.	84,085,298
355,870	UnitedHealth Group, Inc.	146,419,153
		230,504,451
	Household & Personal Products - 1.4%
2,858,394	Kenvue, Inc.	67,458,098
1,412,011	Unilever PLC ADR	89,733,299
		157,191,397
	Insurance - 1.6%
1,208,481	American International Group, Inc.	98,515,371
179,493	Marsh & McLennan Cos., Inc.	40,470,287
664,139	MetLife, Inc.	50,056,156
		189,041,814
	Materials - 2.0%
290,935	Avery Dennison Corp.	49,781,888
3,441,712	Barrick Gold Corp.	65,530,196
642,275	PPG Industries, Inc.	69,918,057
834,523	Rio Tinto PLC ADR	49,570,666
		234,800,807
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
801,915	AstraZeneca PLC ADR	57,569,478
990,719	Gilead Sciences, Inc.	105,551,202
913,648	Johnson & Johnson	142,812,319
1,208,149	Merck & Co., Inc.	102,934,295
3,685,770	Pfizer, Inc.	89,969,645
205,408	Roche Holding AG	67,165,613
		566,002,552
	Semiconductors & Semiconductor Equipment - 1.3%
358,875	Broadcom, Inc.	69,072,671
426,402	NXP Semiconductors NV	78,590,153
		147,662,824
	Software & Services - 1.1%
199,756	Accenture PLC Class A	59,757,008
833,890	Amdocs Ltd.	73,865,976
		133,622,984
	Technology Hardware & Equipment - 1.2%
1,130,211	Cisco Systems, Inc.	65,247,081
537,042	TE Connectivity PLC	78,612,208
		143,859,289
	Telecommunication Services - 0.4%
194,698	T-Mobile U.S., Inc.	48,080,671
	Transportation - 0.5%
363,890	Canadian National Railway Co.	35,240,791
259,921	United Parcel Service, Inc. Class B	24,770,471
		60,011,262
	Utilities - 3.4%
813,323	American Electric Power Co., Inc.	88,115,414
205,004	Atmos Energy Corp.	32,929,793
973,352	Dominion Energy, Inc.	52,930,882
144,079	Eversource Energy	8,569,819
2,141,183	PPL Corp.	78,153,179
Shares or Principal Amount			Market Value†
COMMON STOCKS - 43.0% - (continued)
	Utilities - 3.4% - (continued)
1,137,429	Sempra		$84,476,852
468,387	WEC Energy Group, Inc.		51,297,744
			396,473,683
	Total Common Stocks (cost $4,338,587,079)		$5,021,774,767
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
595,000	Bank of America Corp. Series PP, 4.13%(17)		$9,918,650
14,000	Bank of America Corp. Series QQ, 4.25%(17)		240,800
11,000	JP Morgan Chase & Co. Series LL, 4.63%(17)		214,500
			10,373,950
	Financial Services - 0.0%
12,000	Capital One Financial Corp. Series J, 4.80%(17)		217,920
	Telecommunication Services - 0.0%
11,000	AT&T, Inc. Series C, 4.75%(17)		209,660
11,686	U.S. Cellular Corp. (Preference Shares), 5.50%		259,195
			468,855
	Utilities - 0.0%
10,000	Southern Co. Series 2020, 4.95%		200,500
	Total Preferred Stocks (cost $16,289,189)		$11,261,225
	Total Long-Term Investments (cost $10,756,562,370)		$11,291,146,901
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.6%
$ 67,535,427	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $67,543,625; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $68,886,276		$67,535,427
	Securities Lending Collateral - 0.4%
52,693,196	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(18)		52,693,196
	Total Short-Term Investments (cost $120,228,623)		$120,228,623
	Total Investments (cost $10,876,790,993)	97.7%	$11,411,375,524
	Other Assets and Liabilities	2.3%	264,476,886
	Net Assets	100.0%	$11,675,852,410
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $290,187,816, representing 2.5% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$1,561,361,030, representing 13.4% of net assets.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $51,617,257 at April 30, 2025.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Security is a zero-coupon bond.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $4,649,686.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $2,086,109.
(17)	Perpetual security with no stated maturity date.
(18)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	438	06/30/2025	$91,169,016	$766,581
U.S. Treasury 10-Year Note Future	427	06/18/2025	47,917,407	(208,403)
U.S. Treasury 10-Year Ultra Future	331	06/18/2025	37,977,078	253,406
U.S. Treasury Long Bond Future	4	06/18/2025	466,500	(256)
U.S. Treasury Ultra Bond Future	361	06/18/2025	43,692,281	(485,223)
Total				$326,105
Short position contracts:
Euro BUXL 30-Year Bond Future	(5)	06/06/2025	$(702,934)	$5,524
Euro-BOBL Future	(88)	06/06/2025	(11,926,016)	(128,595)
Euro-BUND Future	(105)	06/06/2025	(15,675,139)	(76,476)
Euro-Schatz Future	(49)	06/06/2025	(5,971,176)	(31,549)
U.S. Treasury 5-Year Note Future	(387)	06/30/2025	(42,258,586)	(554,250)
Total				$(785,346)
Total futures contracts				$(459,241)

The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S42.V1	USD	2,994,000	(1.00%)	12/20/2029	Quarterly	$204,850	$—	$224,798	$19,948
CDX.EM.S43.V1	USD	42,662,000	(1.00%)	06/20/2030	Quarterly	1,650,869	—	1,840,527	189,658
Total						$1,855,719	$—	$2,065,325	$209,606
Sell protection:
CDX.NA.HY.S44.V1	USD	205,000	5.00%	06/20/2030	Quarterly	$4,977	$—	$8,241	$3,264
Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey (B+)	USD	1,195,000	1.00%	06/20/2028	Quarterly	$—	$(122,441)	$(66,290)	$56,151
Total						$—	$(122,441)	$(66,290)	$56,151
Total centrally cleared credit default swap contracts						$1,860,696	$(122,441)	$2,007,276	$269,021

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,033,500,000	COP	1,639,891	USD	CBK	06/18/2025	$12,813
4,273,800,000	COP	1,019,506	USD	BNP	06/18/2025	(15,265)
15,470,000	EGP	274,048	USD	GSC	08/20/2025	13,919
17,151,000	EGP	306,816	USD	GSC	10/27/2025	3,373
25,783,000	EGP	444,918	USD	CBK	01/26/2026	5,062
13,116,000	EGP	226,489	USD	CBK	01/27/2026	2,332
1,558,000	EUR	1,714,644	USD	BCLY	06/18/2025	55,803
925,000	EUR	1,006,825	USD	JPM	06/18/2025	44,307
221,000	EUR	239,587	USD	SGG	06/18/2025	11,548
120,000	EUR	130,733	USD	SSG	06/18/2025	5,630
1,034,000	EUR	1,181,654	USD	CBK	06/18/2025	(6,659)
22,087,000	MXN	1,049,839	USD	SGG	06/18/2025	68,908
11,041,000	PEN	2,940,778	USD	CBK	06/18/2025	65,997
59,110,000	TRY	1,238,554	USD	BCLY	01/20/2026	(83,937)
6,580,000	ZAR	336,485	USD	UBS	06/18/2025	15,870
238,846	USD	1,379,000	BRL	MSC	06/03/2025	(2,069)
1,454,255	USD	8,558,000	BRL	GSC	06/03/2025	(40,848)
2,017,110	USD	8,507,666,000	COP	CBK	06/18/2025	18,011
2,012,815	USD	8,507,666,000	COP	MSC	06/18/2025	13,716
1,594,113	USD	36,440,000	CZK	CBK	06/18/2025	(62,182)
276,004	USD	15,470,000	EGP	GSC	08/20/2025	(11,963)
12,860,911	USD	11,271,050	EUR	DEUT	05/30/2025	68,590
1,691,297	USD	1,484,000	EUR	JPM	06/18/2025	4,940
208,933	USD	183,000	EUR	MSC	06/18/2025	980
2,580,732	USD	2,389,000	EUR	SSG	06/18/2025	(134,029)
49,796,785	USD	45,469,000	EUR	DEUT	06/18/2025	(1,872,312)
6,801,507	USD	5,114,000	GBP	BCLY	05/30/2025	(14,660)
3,187,068	USD	1,178,447,000	HUF	BCLY	06/18/2025	(105,546)
14,330	USD	1,258,000	INR	GSC	06/18/2025	(507)
90,512	USD	1,785,000	MXN	SSG	06/18/2025	99
3,181,336	USD	65,351,000	MXN	WFB	06/18/2025	(128,812)
4,771,148	USD	17,549,000	PEN	DEUT	06/18/2025	(7,939)
617,266	USD	30,557,000	TRY	CBK	01/20/2026	20,384
5,000,734	USD	91,936,000	ZAR	UBS	06/18/2025	77,626
Total foreign currency contracts						$(1,976,820)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$17,378,846	$—	$17,378,846	$—
Corporate Bonds	5,455,901,609	—	5,455,901,609	—
Foreign Government Obligations	393,454,031	—	393,454,031	—
Municipal Bonds	25,966,075	—	25,966,075	—
Senior Floating Rate Interests	13,785,703	—	13,785,703	—
U.S. Government Securities	351,624,645	—	351,624,645	—
Common Stocks	5,021,774,767	4,730,690,773	291,083,994	—
Preferred Stocks	11,261,225	11,261,225	—	—
Short-Term Investments	120,228,623	52,693,196	67,535,427	—
Foreign Currency Contracts(2)	509,908	—	509,908	—
Futures Contracts(2)	1,025,511	1,025,511	—	—
Swaps - Credit Default(2)	269,021	—	269,021	—
Total	$11,413,179,964	$4,795,670,705	$6,617,509,259	$—
Liabilities
Foreign Currency Contracts(2)	$(2,486,728)	$—	$(2,486,728)	$—
Futures Contracts(2)	(1,484,752)	(1,484,752)	—	—
Total	$(3,971,480)	$(1,484,752)	$(2,486,728)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

26

The Hartford Checks and Balances Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.5%
11,057,456	The Hartford Capital Appreciation Fund, Class F		$437,764,669
13,416,041	The Hartford Dividend and Growth Fund, Class F		434,411,427
	Total Domestic Equity Funds (cost $700,314,250)		$872,176,096
	Taxable Fixed Income Funds - 33.2%
12,906,627	Hartford Total Return Bond ETF		435,727,728
	Total Affiliated Investment Companies (cost $1,181,224,969)		$1,307,903,824
	Total Investments (cost $1,181,224,969)	99.7%	$1,307,903,824
	Other Assets and Liabilities	0.3%	3,872,853
	Net Assets	100.0%	$1,311,776,677
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,307,903,824	$1,307,903,824	$—	$—
Total	$1,307,903,824	$1,307,903,824	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

27

The Hartford Conservative Allocation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 25.4%
273,431	Hartford Core Equity Fund, Class F		$13,775,432
292,309	Hartford Large Cap Growth ETF*		6,229,105
149,736	Hartford Small Cap Value Fund, Class F		1,636,616
60,696	Hartford US Quality Growth ETF		2,976,307
70,529	Hartford US Value ETF		3,262,263
334,611	The Hartford Equity Income Fund, Class F		6,631,999
85,985	The Hartford Small Company Fund, Class F*		1,772,141
	Total Domestic Equity Funds (cost $31,116,713)		$36,283,863
	International/Global Equity Funds - 11.2%
129,885	Hartford Multifactor Developed Markets (ex-US) ETF		4,201,780
104,665	Hartford Schroders Emerging Markets Equity Fund, Class F		1,790,817
214,630	Hartford Schroders International Contrarian Value Fund, Class F		3,084,237
138,472	The Hartford International Growth Fund, Class F		2,450,943
228,738	The Hartford International Opportunities Fund, Class F		4,506,144
	Total International/Global Equity Funds (cost $14,157,174)		$16,033,921
	Taxable Fixed Income Funds - 63.0%
759,162	Hartford Core Bond ETF		26,605,212
1,676,027	Hartford Schroders Core Fixed Income Fund, Class F		14,413,831
467,913	Hartford Strategic Income ETF		15,995,699
822,208	The Hartford Inflation Plus Fund, Class F		8,575,629
2,375,575	The Hartford World Bond Fund, Class F		24,302,136
	Total Taxable Fixed Income Funds (cost $92,454,433)		$89,892,507
	Total Affiliated Investment Companies (cost $137,728,320)		$142,210,291
	Total Investments (cost $137,728,320)	99.6%	$142,210,291
	Other Assets and Liabilities	0.4%	509,574
	Net Assets	100.0%	$142,719,865
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$142,210,291	$142,210,291	$—	$—
Total	$142,210,291	$142,210,291	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Growth Allocation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 55.2%
2,024,172	Hartford Core Equity Fund, Class F		$101,977,812
2,472,918	Hartford Large Cap Growth ETF*		52,697,882
1,210,723	Hartford Small Cap Value Fund, Class F		13,233,205
499,914	Hartford US Quality Growth ETF		24,513,933
547,563	Hartford US Value ETF		25,327,088
2,768,108	The Hartford Equity Income Fund, Class F		54,863,892
673,637	The Hartford Small Company Fund, Class F*		13,883,659
	Total Domestic Equity Funds (cost $229,086,995)		$286,497,471
	International/Global Equity Funds - 27.9%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF		38,637,190
866,785	Hartford Schroders Emerging Markets Equity Fund, Class F		14,830,691
1,878,821	Hartford Schroders International Contrarian Value Fund, Class F		26,998,651
1,281,391	The Hartford International Growth Fund, Class F		22,680,625
2,121,391	The Hartford International Opportunities Fund, Class F		41,791,412
	Total International/Global Equity Funds (cost $122,536,722)		$144,938,569
	Taxable Fixed Income Funds - 16.7%
755,245	Hartford Core Bond ETF		26,467,939
2,223,430	Hartford Schroders Core Fixed Income Fund, Class F		19,121,494
382,261	Hartford Strategic Income ETF		13,067,669
2,710,709	The Hartford World Bond Fund, Class F		27,730,556
	Total Taxable Fixed Income Funds (cost $88,030,811)		$86,387,658
	Total Affiliated Investment Companies (cost $439,654,528)		$517,823,698
	Total Investments (cost $439,654,528)	99.8%	$517,823,698
	Other Assets and Liabilities	0.2%	967,385
	Net Assets	100.0%	$518,791,083
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$517,823,698	$517,823,698	$—	$—
Total	$517,823,698	$517,823,698	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

29

Hartford Moderate Allocation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 40.5%
896,379	Hartford Core Equity Fund, Class F		$45,159,595
978,462	Hartford Large Cap Growth ETF*		20,851,025
542,665	Hartford Small Cap Value Fund, Class F		5,931,323
214,143	Hartford US Quality Growth ETF		10,500,780
238,742	Hartford US Value ETF		11,042,820
1,170,389	The Hartford Equity Income Fund, Class F		23,197,118
290,467	The Hartford Small Company Fund, Class F*		5,986,520
	Total Domestic Equity Funds (cost $97,024,865)		$122,669,181
	International/Global Equity Funds - 21.9%
567,581	Hartford Multifactor Developed Markets (ex-US) ETF		18,361,245
414,205	Hartford Schroders Emerging Markets Equity Fund, Class F		7,087,042
843,993	Hartford Schroders International Contrarian Value Fund, Class F		12,128,188
608,779	The Hartford International Growth Fund, Class F		10,775,381
923,772	The Hartford International Opportunities Fund, Class F		18,198,309
	Total International/Global Equity Funds (cost $55,750,846)		$66,550,165
	Taxable Fixed Income Funds - 37.3%
1,143,741	Hartford Core Bond ETF		40,082,975
2,614,503	Hartford Schroders Core Fixed Income Fund, Class F		22,484,724
597,972	Hartford Strategic Income ETF		20,441,793
2,937,988	The Hartford World Bond Fund, Class F		30,055,619
	Total Taxable Fixed Income Funds (cost $119,048,932)		$113,065,111
	Total Affiliated Investment Companies (cost $271,824,643)		$302,284,457
	Total Investments (cost $271,824,643)	99.7%	$302,284,457
	Other Assets and Liabilities	0.3%	759,790
	Net Assets	100.0%	$303,044,247
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$302,284,457	$302,284,457	$—	$—
Total	$302,284,457	$302,284,457	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Multi-Asset Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.6%
	Asset-Backed - Automobile - 2.3%
$ 209,414	Ally Bank Auto Credit-Linked Notes 6.68%, 09/15/2032(1)	$209,490
210,000	Avis Budget Rental Car Funding AESOP LLC 7.32%, 02/20/2028(1)	209,908
1,195,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	1,197,105
158,249	CFMT LLC 1.39%, 09/22/2031(1)	155,986
312,741	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	317,855
440,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	440,714
1,300,000	GLS Auto Receivables Issuer Trust 7.25%, 06/16/2031(1)	1,288,488
	Hertz Vehicle Financing III LLC
530,000	7.98%, 09/25/2029(1)	518,831
1,280,000	9.13%, 06/25/2027(1)	1,285,945
	Huntington Bank Auto Credit-Linked Notes
481,244	7.85%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	478,372
721,867	11.50%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(2)	711,498
815,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	795,419
	Santander Bank Auto Credit-Linked Notes
385,000	6.80%, 01/18/2033(1)	380,496
900,000	8.88%, 01/18/2033(1)	904,843
326,454	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	330,059
	SFS Auto Receivables Securitization Trust
85,000	5.38%, 01/21/2031(1)	86,845
3,412	5.89%, 03/22/2027(1)	3,414
	Wheels Fleet Lease Funding 1 LLC
3,185,000	4.80%, 09/19/2039(1)	3,203,527
210,094	6.46%, 08/18/2038(1)	213,348
		12,732,143
	Asset-Backed - Credit Card - 0.0%
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	210,058
	Commercial Mortgage-Backed Securities - 2.8%
520,000	BOCA Commercial Mortgage Trust 8.76%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	508,414
200,000	BPR Trust 5.85%, 11/05/2041(1)(3)	181,541
	Commercial Mortgage Trust
805,000	4.35%, 08/10/2030(1)	793,774
667,000	8.19%, 12/10/2041(1)(3)	627,250
296,000	CSAIL Commercial Mortgage Trust 4.49%, 08/15/2048(3)	256,458
520,000	DC Trust 8.78%, 04/13/2040(1)(3)	523,636
110,000	FS Trust 7.76%, 08/15/2039, 1 mo. USD Term SOFR + 3.44%(1)(2)	108,969
340,884	GS Mortgage Securities Trust 4.63%, 02/10/2048(1)(3)	324,317
685,000	HIH Trust 8.51%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	673,012
1,260,000	HTL Commercial Mortgage Trust 8.47%, 05/10/2039(1)(3)	1,281,716
256,056	JP Morgan Chase Commercial Mortgage Securities Trust 5.05%, 12/15/2046(1)(3)	241,308
1,525,000	JPMBB Commercial Mortgage Securities Trust 4.20%, 09/15/2047(1)(3)	1,301,806
795,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.93%, 05/15/2046(1)(3)	713,508
1,300,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	1,153,060
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.6% - (continued)
	Commercial Mortgage-Backed Securities - 2.8% - (continued)
$ 865,000	NYC Commercial Mortgage Trust 7.86%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	$840,670
1,175,000	ONE Mortgage Trust 6.19%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(2)	1,075,639
1,755,000	RFR Trust 7.51%, 03/11/2041(1)(3)	1,742,700
190,000	SHR Trust 8.77%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	186,081
675,000	TEXAS Commercial Mortgage Trust 7.41%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	670,202
820,000	Willowbrook Mall 6.28%, 03/05/2035(1)(3)	737,609
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,020,407
315,000	X-Caliber Funding LLC 8.57%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	314,724
		15,276,801
	Other Asset-Backed Securities - 3.9%
4,089	AASET Trust 3.84%, 05/15/2039(1)	3,973
1,700,000	Affirm Asset Securitization Trust 7.35%, 09/15/2029(1)	1,657,105
840,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(3)	662,952
1,000,000	Apidos CLO XXXIV Ltd. 11.03%, 01/20/2035, 3 mo. USD Term SOFR + 6.76%(1)(2)	993,857
500,000	Apidos CLO XXXVI Ltd. 7.43%, 07/20/2034, 3 mo. USD Term SOFR + 3.16%(1)(2)	494,443
1,250,000	Ballyrock CLO Ltd. 7.48%, 10/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(2)	1,239,725
1,500,000	Barings CLO Ltd. 10.66%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,477,796
1,220,000	Benefit Street Partners CLO XXVII Ltd. 10.42%, 10/20/2037, 3 mo. USD Term SOFR + 6.15%(1)(2)	1,181,338
103,166	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	97,031
94,245	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	89,650
692,465	DLLAD LLC 4.79%, 01/20/2028(1)	694,143
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	701,031
840,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)	678,380
1,425,000	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	1,463,687
733,570	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	703,439
149,451	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	142,521
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	281,585
295,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	297,774
835,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	683,733
300,000	Magnetite XLV Ltd. 0.00%, 04/15/2038(1)(3)	253,083
250,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	234,757
1,300,000	OCP CLO Ltd. 10.18%, 10/25/2037, 3 mo. USD Term SOFR + 5.90%(1)(2)	1,286,730
1,295,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	1,300,528
800,000	RR 38 Ltd. 0.00%, 04/15/2040(1)(3)	704,169
180,306	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	171,112
The accompanying notes are an integral part of these financial statements.

31

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.6% - (continued)
	Other Asset-Backed Securities - 3.9% - (continued)
$ 93,834	Start II Ltd. 4.09%, 03/15/2044(1)	$92,431
3,591,000	Verizon Master Trust 4.17%, 08/20/2030	3,591,113
		21,178,086
	Whole Loan Collateral CMO - 2.6%
	Angel Oak Mortgage Trust
275,000	2.48%, 05/25/2066(1)(3)	200,117
14,350	2.62%, 11/25/2059(1)(3)	14,058
745,000	COLT Mortgage Loan Trust 5.25%, 03/25/2065(1)(3)	737,030
1,550,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	1,118,836
152,222	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	146,386
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,400,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,454,250
860,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	897,179
1,266,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,403,678
	Flagstar Mortgage Trust
132,063	2.00%, 09/25/2041(1)(3)	115,835
61,331	4.00%, 05/25/2048(1)(3)	57,217
180,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	136,206
62,522	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	59,702
3,408	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	3,396
	PRET LLC
1,156,233	4.70%, 10/25/2051(1)(4)	1,142,748
411,000	8.59%, 12/25/2054(1)(4)	413,060
760,000	8.72%, 10/25/2054(1)(4)	752,456
135,000	8.84%, 09/25/2054(1)(4)	134,043
1,100,000	8.96%, 10/25/2054(1)(4)	1,093,769
1,043,394	9.19%, 10/25/2051(1)(3)	1,042,025
	PRPM LLC
425,000	8.60%, 11/25/2029(1)(4)	419,781
695,000	8.84%, 11/25/2029(1)(4)	700,081
1,190,000	9.65%, 08/25/2029(1)(4)	1,215,441
	Towd Point Mortgage Trust
57,270	2.75%, 06/25/2057(1)(3)	55,741
13,247	3.00%, 01/25/2058(1)(3)	13,053
1,430,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	986,218
		14,312,306
	Total Asset & Commercial Mortgage-Backed Securities (cost $64,561,459)	$63,709,394
CONVERTIBLE BONDS - 4.9%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	$407,700
154,000	4.63%, 03/15/2029	157,176
		564,876
	Biotechnology - 0.3%
450,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	515,909
110,000	Cytokinetics, Inc. 3.50%, 07/01/2027	128,410
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.9% - (continued)
	Biotechnology - 0.3% - (continued)
$ 375,000	Immunocore Holdings PLC 2.50%, 02/01/2030	$318,956
600,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	584,403
		1,547,678
	Chemicals - 0.1%
800,000	Sasol Financing USA LLC 4.50%, 11/08/2027(5)	706,000
	Commercial Banks - 0.1%
EUR 600,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	377,235
	Commercial Services - 0.3%
	Alarm.com Holdings, Inc.
$ 275,000	0.00%, 01/15/2026(6)	262,900
475,000	2.25%, 06/01/2029(1)	454,100
405,000	Global Payments, Inc. 1.50%, 03/01/2031	358,830
	Shift4 Payments, Inc.
300,000	0.00%, 12/15/2025(6)	338,850
350,000	0.50%, 08/01/2027	354,200
		1,768,880
	Diversified Financial Services - 0.0%
175,000	Coinbase Global, Inc. 0.25%, 04/01/2030	173,863
	Electric - 0.2%
575,000	PG&E Corp. 4.25%, 12/01/2027	597,368
425,000	Southern Co. 3.88%, 12/15/2025	476,850
		1,074,218
	Energy-Alternate Sources - 0.0%
250,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	208,625
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(5)	2,017,118
$ 625,000	Fluor Corp. 1.13%, 08/15/2029	657,500
		2,674,618
	Entertainment - 0.2%
787,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	690,467
225,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	316,462
		1,006,929
	Healthcare - Products - 0.2%
560,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	530,880
100,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	105,600
600,000	Qiagen NV 2.50%, 09/10/2031(5)	609,092
		1,245,572
	Home Builders - 0.1%
650,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	631,150
	Internet - 0.6%
175,000	JD.com, Inc. 0.25%, 06/01/2029(1)	183,592
1,900,000	Meituan 0.00%, 04/27/2028(5)(6)	1,826,850
	Sea Ltd.
350,000	0.25%, 09/15/2026	326,375
107,000	2.38%, 12/01/2025	161,998
750,000	Uber Technologies, Inc. 0.88%, 12/01/2028	982,875
		3,481,690
The accompanying notes are an integral part of these financial statements.

32

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.9% - (continued)
	IT Services - 0.2%
$ 255,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	$290,066
200,000	Parsons Corp. 2.63%, 03/01/2029	210,800
660,000	Seagate HDD Cayman 3.50%, 06/01/2028	834,900
		1,335,766
	Leisure Time - 0.2%
378,000	Carnival Corp. 5.75%, 12/01/2027	604,422
385,000	NCL Corp. Ltd. 2.50%, 02/15/2027	371,525
		975,947
	Lodging - 0.2%
970,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	943,810
	Miscellaneous Manufacturing - 0.1%
550,000	JBT Marel Corp. 0.25%, 05/15/2026	539,605
	Pharmaceuticals - 0.2%
300,000	Dexcom, Inc. 0.38%, 05/15/2028	271,043
505,000	Jazz Investments I Ltd. 3.13%, 09/15/2030(1)	548,413
		819,456
	Real Estate Investment Trusts - 0.4%
505,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	502,980
175,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	196,175
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	390,000
325,000	4.38%, 03/15/2027(1)	320,775
400,000	Welltower OP LLC 2.75%, 05/15/2028(1)	651,400
		2,061,330
	Semiconductors - 0.2%
444,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	416,710
800,000	ON Semiconductor Corp. 0.50%, 03/01/2029	690,400
		1,107,110
	Software - 0.7%
505,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(6)	428,240
	Datadog, Inc.
580,000	0.00%, 12/01/2029(1)(6)	521,410
225,000	0.13%, 06/15/2025	253,331
100,000	Dayforce, Inc. 0.25%, 03/15/2026	95,500
550,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	604,725
400,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	431,744
525,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(6)	651,262
50,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	58,825
738,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(6)	693,351
		3,738,388
	Total Convertible Bonds (cost $27,048,780)	$26,982,746
CORPORATE BONDS - 22.4%
	Advertising - 0.0%
150,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)	$124,500
	Agriculture - 0.1%
115,000	BAT Capital Corp. 5.63%, 08/15/2035	115,460
571,000	MHP Lux SA 6.25%, 09/19/2029(5)	463,621
		579,081
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Airlines - 0.1%
$ 215,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	$198,042
100,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	86,337
		284,379
	Apparel - 0.1%
300,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	316,043
175,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	164,456
		480,499
	Auto Manufacturers - 0.0%
187,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(7)(8)	175,835
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 150,000	2.38%, 06/15/2027(5)	162,315
250,000	3.75%, 06/15/2028(5)	273,912
450,000	5.13%, 06/15/2029(5)	495,764
100,000	5.50%, 06/15/2031(5)	107,621
		1,039,612
	Chemicals - 0.4%
$ 420,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(5)	348,191
	OCP SA
400,000	6.10%, 04/30/2030(1)	400,261
400,000	6.70%, 03/01/2036(1)	395,833
985,000	UPL Corp. Ltd. 5.25%, 05/12/2025, (5.25% fixed rate until 05/12/2025; 5 yr. USD CMT + 3.87% thereafter)(5)(7)(8)	939,910
		2,084,195
	Commercial Banks - 4.0%
EUR 100,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(5)(7)	113,452
370,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(2)(5)	457,134
610,000	Banca Transilvania SA 7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(5)(7)	735,708
	Banco de Sabadell SA
200,000	5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(5)(7)(8)	224,304
GBP 400,000	5.00%, 10/13/2029(5)	534,222
EUR 200,000	Banco Santander SA 1.00%, 10/01/2033(5)	181,138
	Bank of America Corp.
$ 75,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	62,576
80,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(7)	78,467
315,000	6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(7)(8)	315,145
The accompanying notes are an integral part of these financial statements.

33

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Commercial Banks - 4.0% - (continued)
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(5)(7)(8)	$264,740
$ 250,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(7)	253,529
55,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(7)	55,244
GBP 250,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(5)(7)(8)	346,919
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(5)(7)(8)	229,890
$ 1,615,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(5)(7)	1,677,007
	BNP Paribas SA
600,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(5)(7)(8)	513,013
EUR 200,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(5)(7)(8)	243,549
$ 200,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(7)(8)	208,457
EUR 600,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(5)(7)	659,341
	CaixaBank SA
$ 200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(7)	206,648
200,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(7)	217,392
EUR 600,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(5)(7)(8)	733,237
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(5)(7)(8)	239,756
	Citigroup, Inc.
$ 232,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(7)(8)	226,874
157,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(7)(8)	155,767
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(7)(8)	163,003
262,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(7)(8)	269,030
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Commercial Banks - 4.0% - (continued)
$ 640,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	$662,279
EUR 400,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(5)(7)(8)	471,266
	Deutsche Bank AG
600,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(5)(7)(8)	649,246
200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(5)(7)(8)	247,686
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(5)(7)(8)	235,422
275,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(5)(7)	305,490
$ 100,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	110,028
200,000	Golomt Bank 11.00%, 05/20/2027(5)	199,775
	HSBC Holdings PLC
200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(7)(8)	174,875
340,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(7)	373,704
EUR 600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(5)(7)(8)	732,710
	Intesa Sanpaolo SpA
$ 435,000	3.88%, 01/12/2028(1)	425,340
310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(7)	277,239
200,000	6.63%, 06/20/2033(1)	214,688
200,000	7.80%, 11/28/2053(1)	225,508
EUR 200,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(5)(7)(8)	257,723
	JP Morgan Chase & Co.
$ 70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(7)	70,198
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(7)	69,953
25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(7)	25,531
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(7)	75,826
	Lloyds Banking Group PLC
200,000	6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(7)(8)	187,376
GBP 225,000	8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(7)(8)	307,248
The accompanying notes are an integral part of these financial statements.

34

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Commercial Banks - 4.0% - (continued)
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(5)(7)(8)	$228,454
500,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(5)(7)	594,747
	Piraeus Financial Holdings SA
150,000	5.38%, 09/18/2035, (5.38% fixed rate until 06/18/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(5)(7)	175,124
600,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(5)(7)(8)	702,528
$ 400,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(7)	401,371
	Societe Generale SA
EUR 300,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(5)(7)	302,563
$ 260,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(7)(8)	279,581
	UBS Group AG
550,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(7)	519,807
200,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(5)(7)(8)	200,000
475,000	7.00%, 02/10/2030, (7.00% fixed rate until 02/10/2030; 5 yr. USD ICE Swap + 3.08% thereafter)(1)(7)(8)	458,992
832,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(7)(8)	930,001
EUR 450,000	UBS Switzerland AG 3.15%, 06/21/2031(5)	521,605
GBP 603,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(5)(7)(8)	895,324
		21,874,750
	Commercial Services - 0.6%
	Adani Ports & Special Economic Zone Ltd.
$ 265,000	3.83%, 02/02/2032(5)	216,768
345,000	4.00%, 07/30/2027(5)	323,599
200,000	4.38%, 07/03/2029(5)	181,557
400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	408,544
200,000	Deluxe Corp. 8.13%, 09/15/2029(1)	200,269
EUR 550,000	House of HR Group BV 9.00%, 11/03/2029(5)	581,011
350,000	Nexi SpA 1.63%, 04/30/2026(5)	391,046
100,000	Verisure Holding AB 3.25%, 02/15/2027(5)	111,863
700,000	Verisure Midholding AB 5.25%, 02/15/2029(5)	796,614
		3,211,271
	Construction Materials - 0.0%
$ 95,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	95,286
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Diversified Financial Services - 1.9%
$ 121,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(7)(8)	$111,562
176,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(7)(8)	171,004
	Bread Financial Holdings, Inc.
1,910,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(7)	1,786,351
224,000	9.75%, 03/15/2029(1)	235,653
220,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(7)(8)	219,602
300,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	314,067
	Freedom Mortgage Holdings LLC
315,000	8.38%, 04/01/2032(1)	308,079
220,000	9.13%, 05/15/2031(1)	222,437
1,490,000	9.25%, 02/01/2029(1)	1,517,848
445,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	455,013
	IIFL Finance Ltd.
890,000	8.75%, 07/24/2028(1)	845,500
360,000	8.75%, 07/24/2028(5)	342,000
348,000	Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(1)	349,639
157,000	Jefferson Capital Holdings LLC 8.25%, 05/15/2030(1)(9)	157,998
310,000	LFS Topco LLC 5.88%, 10/15/2026(1)	296,603
363,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	346,530
	Muthoot Finance Ltd.
600,000	6.38%, 04/23/2029(5)	580,347
335,000	7.13%, 02/14/2028(5)	332,886
1,225,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,208,095
200,000	Rfna LP 7.88%, 02/15/2030(1)	196,738
380,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	388,163
		10,386,115
	Electric - 2.3%
450,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(5)	368,380
933,945	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(5)	816,781
160,000	Alabama Power Co. 5.10%, 04/02/2035	160,637
705,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	714,609
EUR 730,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	776,602
	Dominion Energy, Inc.
$ 106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(7)	109,003
140,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(7)	145,356
945,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(7)	899,775
334,000	Emera, Inc. 6.75%, 06/15/2076	334,452
230,000	Energo-Pro AS 11.00%, 11/02/2028(5)	240,902
The accompanying notes are an integral part of these financial statements.

35

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Electric - 2.3% - (continued)
$ 218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(7)	$218,972
2,494,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	2,335,860
49,691	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	47,992
795,000	Lamar Funding Ltd. 3.96%, 05/07/2025(5)	795,056
1,795,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,745,638
900,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(7)	873,711
675,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	671,753
55,000	Virginia Electric & Power Co. 5.65%, 03/15/2055	52,714
1,400,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	1,282,192
		12,590,385
	Energy-Alternate Sources - 0.4%
1,360,000	FS Luxembourg SARL 8.88%, 02/12/2031(5)	1,367,190
710,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	687,398
		2,054,588
	Engineering & Construction - 0.6%
	IHS Holding Ltd.
445,000	6.25%, 11/29/2028(5)	422,440
400,000	7.88%, 05/29/2030(5)	385,577
700,000	8.25%, 11/29/2031(1)	674,380
1,600,024	International Airport Finance SA 12.00%, 03/15/2033(5)	1,708,021
		3,190,418
	Entertainment - 0.1%
260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	245,113
330,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	327,024
		572,137
	Environmental Control - 0.1%
355,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	346,799
205,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	191,548
		538,347
	Food - 0.3%
EUR 400,000	ELO SACA 3.25%, 07/23/2027(5)	435,051
$ 40,000	Mars, Inc. 5.65%, 05/01/2045(1)	39,724
340,000	Minerva Luxembourg SA 8.88%, 09/13/2033(5)	362,670
	Picard Groupe SAS
EUR 500,000	6.38%, 07/01/2029(1)	590,498
100,000	6.38%, 07/01/2029(5)	118,100
		1,546,043
	Food Service - 0.0%
200,000	Elior Group SA 3.75%, 07/15/2026(5)	225,720
	Forest Products & Paper - 0.2%
$ 890,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	909,401
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Gas - 0.1%
$ 286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(7)	$279,312
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	502,136
	Healthcare - Services - 0.2%
	Acadia Healthcare Co., Inc.
$ 110,000	5.00%, 04/15/2029(1)	103,989
520,000	7.38%, 03/15/2033(1)	519,548
250,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	206,389
275,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	278,251
		1,108,177
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
260,000	8.25%, 02/01/2029(1)	266,026
930,000	8.50%, 06/15/2029(1)	960,623
205,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	207,165
200,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(7)	194,037
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	204,004
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	185,549
122,000	5.35%, 07/09/2027(1)	124,186
159,000	Enstar Group Ltd. 7.50%, 04/01/2045, (7.50% fixed rate until 10/01/2034; 5 yr. USD CMT + 3.19% thereafter)(1)(7)	159,440
	Global Atlantic Fin Co.
411,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(7)	390,597
113,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(7)	114,754
540,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	547,778
118,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(7)	111,437
440,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(7)(8)	465,472
750,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(7)	760,900
EUR 200,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(5)(7)(8)	224,364
		4,916,332
	Internet - 0.2%
	Alphabet, Inc.
$ 20,000	5.25%, 05/15/2055(9)	19,740
80,000	5.30%, 05/15/2065(9)	79,038
The accompanying notes are an integral part of these financial statements.

36

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Internet - 0.2% - (continued)
$ 125,000	Gen Digital, Inc. 6.25%, 04/01/2033(1)	$124,663
EUR 550,000	United Group BV 6.75%, 02/15/2031(5)	638,248
		861,689
	Investment Company Security - 0.0%
$ 175,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	175,639
	Lodging - 0.8%
	Fortune Star BVI Ltd.
EUR 845,000	3.95%, 10/02/2026(5)	910,648
$ 1,175,000	5.00%, 05/18/2026(5)	1,133,495
152,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(9)	152,855
	Melco Resorts Finance Ltd.
400,000	5.38%, 12/04/2029(5)	360,950
420,000	5.75%, 07/21/2028(5)	396,120
1,575,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	1,382,975
		4,337,043
	Media - 0.1%
182,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(7)	175,070
50,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(10)	38,099
65,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(10)	51,481
280,000	VTR Comunicaciones SpA 5.13%, 01/15/2028(5)	262,813
		527,463
	Mining - 1.1%
350,000	First Quantum Minerals Ltd. 9.38%, 03/01/2029(1)	367,133
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)	40,553
20,000	6.14%, 04/01/2055(1)	19,379
84,000	6.38%, 10/06/2030(1)	89,476
1,400,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	1,365,606
600,000	Stillwater Mining Co. 4.50%, 11/16/2029(5)	503,842
	Vedanta Resources Finance II PLC
1,765,000	9.85%, 04/24/2033(1)	1,601,166
735,000	11.25%, 12/03/2031(1)	724,126
1,470,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(5)	1,503,442
		6,214,723
	Oil & Gas - 1.9%
1,870,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,802,680
	Diamondback Energy, Inc.
80,000	4.25%, 03/15/2052	58,599
45,000	5.90%, 04/18/2064	39,902
	Ecopetrol SA
1,645,000	7.75%, 02/01/2032	1,568,430
185,000	8.38%, 01/19/2036	173,176
	Energean Israel Finance Ltd.
2,035,000	5.88%, 03/30/2031(5)	1,840,210
335,000	8.50%, 09/30/2033(5)	335,469
385,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(1)(9)	397,031
1,495,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(5)	1,444,583
200,000	Medco Oak Tree Pte. Ltd. 7.38%, 05/14/2026(5)	200,551
590,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(1)	577,292
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Oil & Gas - 1.9% - (continued)
$ 115,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	$108,126
1,830,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)	1,421,714
725,000	YPF SA 6.95%, 07/21/2027(5)	710,774
		10,678,537
	Packaging & Containers - 0.3%
EUR 450,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(5)	452,075
	Clydesdale Acquisition Holdings, Inc.
$ 225,000	6.75%, 04/15/2032(1)	230,063
304,000	8.75%, 04/15/2030(1)	313,218
	LABL, Inc.
67,000	5.88%, 11/01/2028(1)	55,409
50,000	8.63%, 10/01/2031(1)	40,875
740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(5)	678,950
		1,770,590
	Pharmaceuticals - 0.7%
	CVS Health Corp.
2,008,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(7)	1,994,479
305,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(7)	308,522
	Grifols SA
EUR 250,000	3.88%, 10/15/2028(5)(10)	265,512
425,000	7.50%, 05/01/2030(5)	506,353
	Teva Pharmaceutical Finance Netherlands II BV
550,000	4.38%, 05/09/2030	629,968
250,000	7.88%, 09/15/2031	335,001
		4,039,835
	Pipelines - 0.4%
$ 770,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(5)	631,631
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(7)	366,121
155,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(7)	167,073
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(7)	106,908
75,000	ONEOK, Inc. 5.85%, 11/01/2064	66,880
414,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(7)	413,587
164,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(7)	160,825
The accompanying notes are an integral part of these financial statements.

37

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Pipelines - 0.4% - (continued)
	Transcanada Trust
$ 442,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(7)	$407,826
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(7)	109,383
		2,430,234
	Real Estate - 1.0%
EUR 250,000	Canary Wharf Group Investment Holdings PLC 1.75%, 04/07/2026(5)	273,296
150,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(5)(7)(8)	164,554
$ 2,140,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(5)	2,123,566
395,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(5)	364,603
EUR 260,000	Neinor Homes SA 5.88%, 02/15/2030(1)	302,494
900,000	Peach Property Finance GmbH 4.38%, 11/15/2025(5)	988,468
$ 1,170,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	1,117,426
		5,334,407
	Real Estate Investment Trusts - 0.7%
EUR 1,850,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(5)	2,300,059
$ 1,150,000	Hudson Pacific Properties LP 4.65%, 04/01/2029	823,477
420,000	Trust Fibra Uno 7.38%, 02/13/2034(5)	415,785
189,000	VICI Properties LP/VICI Note Co., Inc. 4.13%, 08/15/2030(1)	178,291
		3,717,612
	Retail - 0.4%
165,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(11)	160,076
EUR 575,000	Goldstory SAS 6.75%, 02/01/2030(5)	666,860
$ 115,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	75,441
140,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	136,817
GBP 400,000	Punch Finance PLC 6.13%, 06/30/2026(5)	527,989
$ 279,000	Staples, Inc. 10.75%, 09/01/2029(1)	241,730
35,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	35,519
GBP 200,000	Waga Bondco Ltd. 8.50%, 06/15/2030(1)	260,423
$ 365,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(5)	357,126
		2,461,981
	Semiconductors - 0.0%
200,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	209,762
65,000	Intel Corp. 3.05%, 08/12/2051	37,325
		247,087
	Software - 0.1%
145,000	Synopsys, Inc. 5.00%, 04/01/2032	146,007
	TeamSystem SpA
EUR 400,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	451,763
200,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(5)	225,881
		823,651
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Telecommunications - 1.9%
	Africell Holding Ltd.
$ 1,580,000	10.50%, 10/23/2029(1)	$1,482,177
642,000	10.50%, 10/23/2029(5)	601,205
800,000	Altice France SA 5.13%, 07/15/2029(1)	652,707
	AT&T, Inc.
45,000	3.85%, 06/01/2060	30,638
90,000	4.30%, 12/15/2042	75,070
314,000	EchoStar Corp. 6.75%, 11/30/2030(11)	292,671
EUR 1,250,000	Eolo SpA 4.88%, 10/21/2028(5)	1,279,830
800,000	Eutelsat SA 9.75%, 04/13/2029(5)	918,425
480,000	Iliad Holding SASU 6.88%, 04/15/2031(5)	579,822
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(5)	228,734
$ 191,000	Level 3 Financing, Inc. 4.50%, 04/01/2030(1)	159,051
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(5)	950,688
$ 845,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	752,590
EUR 400,000	Odido Holding BV 3.75%, 01/15/2029(5)	444,077
$ 250,000	Silknet JSC 8.38%, 01/31/2027(5)	251,972
420,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	420,153
1,040,000	VEON Holdings BV 3.38%, 11/25/2027(5)	932,703
285,000	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(4)(5)	275,080
		10,327,593
	Water - 0.1%
275,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	286,861
	Total Corporate Bonds (cost $122,420,416)	$123,003,464
FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
	Angola - 0.1%
985,000	Angola Government International Bonds 8.00%, 11/26/2029(5)	$785,232
	Argentina - 0.1%
420,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	280,091
	Benin - 0.1%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(5)	692,800
	Brazil - 0.4%
	Brazil Notas do Tesouro Nacional
BRL 3,644,000	10.00%, 01/01/2027	607,473
1,000,000	10.00%, 01/01/2029	159,072
9,108,000	10.00%, 01/01/2031	1,373,152
1,255,000	10.00%, 01/01/2035	176,595
		2,316,292
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 180,000,000	5.00%, 10/01/2028(5)	188,457
200,000,000	6.00%, 04/01/2033(5)	215,421
		403,878
	China - 0.1%
CNY 5,160,000	China Government Bonds 2.27%, 05/25/2034	745,494
The accompanying notes are an integral part of these financial statements.

38

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Colombia - 0.3%
$ 1,380,000	Colombia Government International Bonds 5.00%, 06/15/2045	$896,694
	Colombia TES
COP 1,734,700,000	6.25%, 07/09/2036	262,371
773,300,000	7.50%, 08/26/2026	178,826
1,307,700,000	7.75%, 09/18/2030	268,941
		1,606,832
	Czech Republic - 0.0%
CZK 4,230,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	187,027
	Dominican Republic - 0.0%
DOP 9,950,000	Dominican Republic International Bonds 13.63%, 02/03/2033(5)	196,239
	Gabon - 0.3%
$ 2,025,000	Gabon Government International Bonds 6.63%, 02/06/2031(5)	1,440,528
	Hungary - 0.1%
HUF 196,610,000	Hungary Government Bonds 1.50%, 04/22/2026	527,155
	India - 0.1%
	India Government Bonds
INR 6,920,000	6.10%, 07/12/2031	81,605
8,730,000	6.64%, 06/16/2035	104,935
26,180,000	7.26%, 01/14/2029	321,881
		508,421
	Indonesia - 0.1%
IDR 11,680,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	713,282
	Ivory Coast - 0.3%
EUR 1,580,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(5)	1,546,334
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,925,000	3.83%, 07/05/2034	451,552
414,000	3.90%, 11/16/2027	97,585
1,331,000	4.76%, 04/07/2037	337,058
		886,195
	Mexico - 0.1%
	Mexico Bonos
MXN 4,253,800	7.75%, 05/29/2031	204,787
4,763,300	8.00%, 05/24/2035	221,860
$ 58,000	Mexico Government International Bonds 5.75%, 10/12/2110	43,823
		470,470
	Panama - 0.2%
950,000	Panama Government International Bonds 6.70%, 01/26/2036	915,211
	Peru - 0.1%
	Peru Government Bonds
PEN 1,340,000	5.40%, 08/12/2034	336,654
1,189,000	6.95%, 08/12/2031	352,206
395,000	7.60%, 08/12/2039(5)	111,937
		800,797
	Philippines - 0.1%
PHP 16,950,000	Philippines Government Bonds 6.25%, 03/22/2028	306,713
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Poland - 0.1%
PLN 1,330,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	$348,006
	Romania - 0.6%
	Romania Government Bonds
RON 515,000	5.00%, 02/12/2029	107,646
475,000	7.10%, 07/31/2034	104,946
1,825,000	8.25%, 09/29/2032	430,231
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(5)	533,445
510,000	2.88%, 04/13/2042(5)	345,528
610,000	3.75%, 02/07/2034(5)	569,320
1,000,000	5.38%, 03/22/2031(5)	1,116,329
$ 72,000	7.50%, 02/10/2037(1)	71,647
		3,279,092
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 3,869,000	8.00%, 01/31/2030	201,571
18,248,000	8.75%, 01/31/2044	759,593
4,540,000	8.88%, 02/28/2035	218,872
		1,180,036
	Sri Lanka - 0.2%
	Sri Lanka Government International Bonds
$ 235,000	3.60%, 05/15/2036(1)(4)	163,325
1,361,270	3.60%, 02/15/2038(1)(4)	952,889
		1,116,214
	Supranational - 0.0%
IDR 2,419,000,000	European Bank for Reconstruction & Development 4.60%, 12/09/2025	144,368
MXN 1,075,000	International Bank for Reconstruction & Development 6.75%, 06/17/2027(5)	52,780
		197,148
	Thailand - 0.1%
	Thailand Government Bonds
THB 5,243,000	3.65%, 06/20/2031	174,664
14,538,000	3.78%, 06/25/2032	491,960
		666,624
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 3,572,704	4.38%, 12/15/2028(12)	88,049
8,225,000	9.75%, 07/20/2033	196,253
		284,302
	Total Foreign Government Obligations (cost $22,823,721)	$22,400,413
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 18,771	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$20,812
	Higher Education - 0.2%
725,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	752,994
	Tobacco - 0.0%
30,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	26,122
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,376
The accompanying notes are an integral part of these financial statements.

39

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	Transportation - 0.0% - (continued)
$ 5,000	6.20%, 11/15/2026	$5,087
125,000	6.81%, 11/15/2040	135,738
		145,201
	Total Municipal Bonds (cost $960,998)	$945,129
SENIOR FLOATING RATE INTERESTS - 9.5%(13)
	Aerospace & Defense - 0.2%
130,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$127,779
	TransDigm, Inc.
545,875	6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	540,029
273,625	6.80%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	270,574
		938,382
	Airlines - 0.1%
194,025	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	192,935
323,375	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	291,037
260,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	258,591
		742,563
	Apparel - 0.3%
992,551	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	972,332
240,694	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	238,088
250,000	Varsity Brands, Inc. 7.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.50%	245,313
		1,455,733
	Auto Parts & Equipment - 0.2%
310,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	303,155
	First Brands Group LLC
496,124	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	459,714
200,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	168,000
		930,869
	Beverages - 0.1%
496,250	Pegasus Bidco BV 7.57%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	493,769
	Chemicals - 0.2%
129,675	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	129,189
495,758	INEOS U.S. Finance LLC 7.32%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	457,337
339,595	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	336,906
	USALCO LLC
113,041	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	112,569
11,676	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(14)	11,627
		1,047,628
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Commercial Services - 0.9%
$ 793,830	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	$792,624
363,175	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	361,711
349,125	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	348,252
400,000	BrightView Landscapes LLC 6.28%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	392,000
372,886	Camelot U.S. Acquisition LLC 7.07%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	367,602
397,003	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	383,107
248,749	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	247,239
297,744	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	297,280
329,175	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	326,397
248,128	Garda World Security Corp. 7.29%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	245,337
298,500	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	296,882
349,118	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	347,897
173,875	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	172,788
249,375	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	242,517
385,991	Wand NewCo 3, Inc. 6.82%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	380,243
		5,201,876
	Construction Materials - 0.4%
396,923	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	391,517
248,062	Cornerstone Building Brands, Inc. 7.67%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	216,295
347,029	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	323,864
348,250	Emerald Borrower LP 6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	343,681
496,250	Quikrete Holdings, Inc. 6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	486,141
298,500	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	288,053
		2,049,551
	Distribution/Wholesale - 0.2%
222,306	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	221,921
The accompanying notes are an integral part of these financial statements.

40

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Distribution/Wholesale - 0.2% - (continued)
$ 257,262	Core & Main LP 6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	$256,619
496,256	Windsor Holdings III LLC 7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	488,688
		967,228
	Diversified Financial Services - 0.2%
297,754	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	297,149
309,225	Focus Financial Partners LLC 7.07%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	305,150
298,500	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	293,276
		895,575
	Electric - 0.0%
134,092	Thunder Generation Funding LLC 7.30%, 10/03/2031, U.S. (Fed) Prime Rate + 2.00%	133,891
	Electronics - 0.1%
396,955	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	391,993
300,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	287,499
		679,492
	Engineering & Construction - 0.1%
497,500	Brown Group Holding LLC 6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	491,958
248,096	KKR Apple Bidco LLC 6.82%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	244,774
		736,732
	Entertainment - 0.4%
225,503	Banijay Entertainment SAS 7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	223,717
496,241	Caesars Entertainment, Inc. 6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	487,661
397,002	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	395,681
497,500	Light & Wonder International, Inc. 6.57%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	495,843
297,739	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	287,467
259,350	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	258,971
		2,149,340
	Environmental Control - 0.2%
496,450	Covanta Holding Corp. 6.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	494,589
596,915	Filtration Group Corp. 7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	595,745
		1,090,334
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Food - 0.2%
$ 496,241	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	$495,000
497,500	B&G Foods, Inc. 7.82%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	474,118
198,445	CHG PPC Parent LLC 7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	197,949
150,036	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	150,486
		1,317,553
	Food Service - 0.0%
99,502	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,556
	Hand/Machine Tools - 0.1%
315,000	Alliance Laundry Systems LLC 7.07%, 08/19/2031, 3 mo. USD Term SOFR + 2.75%	312,206
104,475	Madison Safety & Flow LLC 7.07%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	103,561
		415,767
	Healthcare - Products - 0.2%
297,704	Bausch & Lomb Corp. 7.67%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	293,864
238,144	Insulet Corp. 6.82%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	237,787
497,500	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	493,818
		1,025,469
	Healthcare - Services - 0.1%
198,450	ADMI Corp. 7.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	189,023
347,368	Heartland Dental LLC 8.82%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	343,113
		532,136
	Home Builders - 0.0%
170,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	168,052
	Home Furnishings - 0.2%
598,500	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	590,845
304,237	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	303,325
		894,170
	Insurance - 1.0%
597,004	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	589,171
611,925	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	607,207
595,489	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	595,334
	Asurion LLC
496,183	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	478,276
250,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	228,828
The accompanying notes are an integral part of these financial statements.

41

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Insurance - 1.0% - (continued)
$ 272,938	BroadStreet Partners, Inc. 7.32%, 06/13/2031, 1 mo. USD Term SOFR + 3.00%	$271,425
595,507	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	591,279
299,250	Ryan Specialty Group LLC 6.57%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	297,754
995,000	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	989,408
275,806	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	272,475
595,504	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	591,359
		5,512,516
	Internet - 0.2%
198,453	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	109,150
	MH Sub I LLC
473,979	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	447,910
560,185	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	489,663
100,000	Plano HoldCo, Inc. 7.80%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	98,500
		1,145,223
	Investment Company Security - 0.1%
144,638	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	143,661
215,000	Nvent Electric PLC 7.82%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	213,970
		357,631
	IT Services - 0.4%
746,250	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	729,459
746,255	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	698,681
107,418	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	107,419
744,059	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	669,787
		2,205,346
	Leisure Time - 0.2%
595,361	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	551,173
272,937	Recess Holdings, Inc. 8.03%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	270,124
		821,297
	Machinery - Construction & Mining - 0.0%
100,000	Terex Corp. 6.30%, 10/08/2031, 3 mo. USD Term SOFR + 2.00%	99,675
	Machinery-Diversified - 0.1%
347,382	TK Elevator Midco GmbH 7.24%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	345,645
	Media - 0.1%
273,625	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	272,087
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Media - 0.1% - (continued)
	EW Scripps Co.
$ 62,340	7.76%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	$51,475
83,991	10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	76,090
299,384	NEP Group, Inc. 7.82%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%	267,901
		667,553
	Mining - 0.1%
347,379	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	341,908
	Miscellaneous Manufacturing - 0.1%
348,250	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	330,548
	Oil & Gas - 0.0%
100,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	98,250
	Packaging & Containers - 0.3%
995,007	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	987,265
497,959	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	494,165
347,296	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	342,021
		1,823,451
	Pharmaceuticals - 0.0%
275,000	Bausch Health Cos., Inc. 10.54%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	258,959
	Pipelines - 0.3%
194,025	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	192,489
249,375	NGP XI Midstream Holdings LLC 7.80%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	245,634
496,244	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	490,740
354,112	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	349,353
296,523	Traverse Midstream Partners LLC 7.28%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	295,040
		1,573,256
	Real Estate - 0.0%
243,734	Cushman & Wakefield U.S. Borrower LLC 7.57%, 01/31/2030, 1 mo. USD Term SOFR + 3.25%	243,532
	REITS - 0.0%
272,927	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	270,812
	Retail - 0.4%
272,938	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	269,867
The accompanying notes are an integral part of these financial statements.

42

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Retail - 0.4% - (continued)
$ 170,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	$165,750
248,120	Foundation Building Materials Holding Co. LLC 8.28%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	228,005
297,711	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	290,492
597,000	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	592,009
248,750	Johnstone Supply LLC 6.82%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	246,340
496,250	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	468,648
204,488	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	198,956
		2,460,067
	Software - 1.3%
198,974	Ascend Learning LLC 7.32%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	196,416
572,066	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	566,437
225,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	224,203
500,000	Boxer Parent Co., Inc. 7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	489,430
496,153	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	474,049
272,939	Cotiviti Corp. 7.07%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	266,798
198,433	DCert Buyer, Inc. 8.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	191,544
346,119	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	344,658
347,315	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	344,710
765,871	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	761,521
600,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	597,000
496,144	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	477,692
175,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	174,781
496,247	Rocket Software, Inc. 8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	492,386
436,842	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	436,069
496,250	UKG, Inc. 7.32%, 02/10/2031, 1 mo. USD Term SOFR + 3.00%	494,290
347,368	Zelis Payments Buyer, Inc. 7.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	338,684
		6,870,668
	Telecommunications - 0.3%
496,250	Crown Subsea Communications Holding, Inc. 8.32%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	495,258
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Telecommunications - 0.3% - (continued)
$ 498,750	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	$495,842
248,103	Venga Finance SARL 8.32%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	246,785
248,083	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	246,610
		1,484,495
	Transportation - 0.2%
598,733	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	595,458
198,751	Genesee & Wyoming, Inc. 6.05%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	195,982
298,473	Savage Enterprises LLC 7.07%, 09/15/2028, 1 mo. USD Term SOFR + 2.75%	297,888
278,250	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	271,294
		1,360,622
	Total Senior Floating Rate Interests (cost $53,378,882)	$52,237,120
U.S. GOVERNMENT AGENCIES - 10.0%
	Mortgage-Backed Agencies - 10.0%
	Farm Credit Bank of Texas - 0.0%
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(7)(8)	$335,723
	Federal Home Loan Mortgage Corp. - 2.3%
1,125,000	2.86%, 10/25/2034	975,324
298,873	3.00%, 12/25/2052(15)	53,869
2,900,000	4.05%, 07/25/2033	2,814,077
200,000	4.43%, 02/25/2033(3)	199,704
2,800,000	4.50%, 07/25/2033(3)	2,800,952
268,898	4.50%, 05/25/2050(15)	54,117
64,510	5.50%, 03/01/2053	64,538
437,349	5.50%, 05/01/2053	437,144
127,734	5.50%, 06/01/2053	127,674
62,958	5.50%, 09/01/2053	63,257
152,387	5.50%, 11/01/2053	152,237
600,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	622,241
1,280,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,356,006
1,250,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,473,333
1,375,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,462,656
		12,657,129
	Federal National Mortgage Association - 0.1%
64,322	5.50%, 08/01/2053	64,368
290,578	6.00%, 04/01/2039	298,469
		362,837
	Government National Mortgage Association - 1.8%
488,143	2.50%, 10/20/2049	434,704
2,885,063	4.00%, 11/20/2052	2,693,633
1,438,267	4.50%, 10/20/2052	1,385,211
2,080,000	5.50%, 05/20/2054(16)	2,078,887
2	6.00%, 02/20/2026	2
52	6.00%, 02/20/2027	53
35	6.00%, 01/20/2028	35
The accompanying notes are an integral part of these financial statements.

43

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.0% - (continued)
	Mortgage-Backed Agencies - 10.0% - (continued)
	Government National Mortgage Association - 1.8% - (continued)
$ 594	6.00%, 02/20/2028	$603
1,494	6.00%, 04/20/2028	1,536
559	6.00%, 06/15/2028	576
2,099	6.00%, 07/20/2028	2,160
2,331	6.00%, 08/20/2028	2,407
1,105	6.00%, 10/15/2028	1,117
3,350	6.00%, 11/15/2028	3,387
3,258	6.00%, 03/20/2029	3,362
4,627	6.00%, 09/20/2029	4,782
10,557	6.00%, 04/20/2030	10,707
692	6.00%, 06/20/2030	701
1,150	6.00%, 08/15/2034	1,196
1,105,000	6.00%, 05/20/2054(16)	1,117,561
1,850,000	6.00%, 04/20/2055	1,872,083
5,849	6.50%, 03/15/2028	5,921
1,162	6.50%, 05/15/2028	1,204
909	6.50%, 07/15/2028	918
2,941	6.50%, 10/15/2028	3,045
86	6.50%, 12/15/2028	89
3,160	6.50%, 01/15/2029	3,267
2,218	6.50%, 02/15/2029	2,302
4,651	6.50%, 03/15/2029	4,698
667	6.50%, 04/15/2029	694
3,157	6.50%, 05/15/2029	3,202
1,887	6.50%, 06/15/2029	1,975
2,421	6.50%, 02/15/2035	2,500
1,538	7.00%, 11/15/2031	1,574
1,189	7.00%, 03/15/2032	1,215
43,123	7.00%, 11/15/2032	45,604
792	7.00%, 01/15/2033	824
2,980	7.00%, 05/15/2033	3,085
3,557	7.00%, 07/15/2033	3,663
7,742	7.00%, 11/15/2033	8,007
872	8.00%, 04/15/2030	878
3,921	8.00%, 05/15/2030	3,926
120	8.00%, 07/15/2030	120
2,483	8.00%, 08/15/2030	2,490
4,234	8.00%, 11/15/2030	4,247
43,658	8.00%, 02/15/2031	44,543
		9,764,694
	Uniform Mortgage-Backed Security - 5.8%
1,340,000	2.50%, 05/01/2054(16)	1,113,769
785,000	3.50%, 03/01/2052(16)	708,374
1,300,000	4.50%, 05/01/2055(16)	1,243,125
1,950,000	5.00%, 05/01/2039(16)	1,960,385
1,965,000	5.00%, 05/01/2054(16)	1,923,374
1,150,000	5.50%, 05/01/2039(16)	1,168,281
21,985,000	5.50%, 05/01/2054(16)	21,937,539
1,675,000	6.00%, 05/01/2054(16)	1,699,139
		31,753,986
	Total U.S. Government Agencies (cost $54,565,659)	$54,874,369
U.S. GOVERNMENT SECURITIES - 2.9%
	U.S. Treasury Securities - 2.9%
	U.S. Treasury Bonds - 0.6%
1,981,400	3.00%, 08/15/2048(17)	$1,480,323
550,000	3.63%, 02/15/2053	455,211
1,394,900	3.63%, 05/15/2053(18)(19)	1,154,443
18,100	4.63%, 02/15/2055	17,910
500,000	4.75%, 11/15/2053	502,793
		3,610,680
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 2.9% - (continued)
	U.S. Treasury Securities - 2.9% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
$ 5,081,568	0.25%, 02/15/2050(12)(18)	$2,967,192
3,593,311	0.75%, 02/15/2042(12)	2,806,384
690,958	0.75%, 02/15/2045(12)	507,681
673,225	1.00%, 02/15/2046(12)	512,694
1,628,991	1.38%, 02/15/2044(12)(17)	1,377,100
		8,171,051
	U.S. Treasury Inflation-Indexed Notes - 0.8%
4,244,889	1.88%, 07/15/2034(12)(17)(18)	4,249,401
	Total U.S. Government Securities (cost $16,946,232)	$16,031,132
COMMON STOCKS - 24.6%
	Automobiles & Components - 0.7%
2,077	BYD Co. Ltd. Class H	$98,650
29,865	Cie Generale des Etablissements Michelin SCA	1,092,036
13,315	Ford Motor Co.	133,283
154,618	Fuyao Glass Industry Group Co. Ltd. Class H(1)	1,093,460
50,847	Honda Motor Co. Ltd.	517,355
3,555	Mercedes-Benz Group AG	212,549
44,301	Toyota Motor Corp.	846,123
		3,993,456
	Banks - 1.9%
5,733	ANZ Group Holdings Ltd.	109,628
21,436	Banco Bilbao Vizcaya Argentaria SA	294,188
353,683	Bank Mandiri Persero Tbk. PT	104,445
21,989	CaixaBank SA	168,528
53,750	FinecoBank Banca Fineco SpA	1,075,587
12,937	Huntington Bancshares, Inc.	187,975
9,138	JP Morgan Chase & Co.	2,235,338
23,606	KeyCorp	350,313
1,179,958	Lloyds Banking Group PLC	1,159,282
3,717	M&T Bank Corp.	630,998
12,436	Mizuho Financial Group, Inc.	310,932
14,534	OTP Bank Nyrt	1,073,598
6,643	Powszechna Kasa Oszczednosci Bank Polski SA	127,718
5,077	Regions Financial Corp.	103,622
18,014	Standard Bank Group Ltd.	224,962
26,471	Truist Financial Corp.	1,014,898
24,466	U.S. Bancorp	986,958
1,521	Wells Fargo & Co.	108,006
		10,266,976
	Capital Goods - 1.6%
4,656	BAE Systems PLC	107,938
23,359	Bouygues SA	1,026,752
88,702	CNH Industrial NV	1,026,282
8,481	Eiffage SA	1,154,033
1,052	Emerson Electric Co.	110,576
13,605	Kone OYJ Class B	842,582
634	Lockheed Martin Corp.	302,893
12,872	PACCAR, Inc.	1,161,183
43,771	Rexel SA	1,216,117
1,907	Siemens AG	439,109
3,660	Stanley Black & Decker, Inc.	219,673
13,785	Sumitomo Corp.	336,580
4,363	Vinci SA	612,859
		8,556,577
	Commercial & Professional Services - 0.1%
3,712	Paychex, Inc.	546,110
	Consumer Discretionary Distribution & Retail - 0.2%
4,071	Genuine Parts Co.	478,546
The accompanying notes are an integral part of these financial statements.

44

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Consumer Discretionary Distribution & Retail - 0.2% - (continued)
1,545	Home Depot, Inc.	$556,957
4,745	Pop Mart International Group Ltd.(1)	118,346
		1,153,849
	Consumer Durables & Apparel - 0.3%
918	Garmin Ltd.	171,547
27,715	Sankyo Co. Ltd.	421,837
40,675	Sekisui House Ltd.	935,126
		1,528,510
	Consumer Services - 0.3%
1,213	Evolution AB*(1)	84,030
2,103	McDonald's Corp.	672,224
39,892	OPAP SA	886,369
		1,642,623
	Energy - 1.3%
4,671	Aker BP ASA	100,275
10,795	Baker Hughes Co.	382,143
9,728	Chevron Corp.	1,323,592
92,356	Coal India Ltd.	420,800
4,260	Coterra Energy, Inc.	104,626
17,268	Eni SpA	247,304
2,699	EOG Resources, Inc.	297,781
19,518	Exxon Mobil Corp.	2,061,686
13,419	ONEOK, Inc.	1,102,505
33,955	ORLEN SA	613,171
10,323	TotalEnergies SE	587,948
		7,241,831
	Equity Real Estate Investment Trusts (REITs) - 0.8%
11,176	Alexandria Real Estate Equities, Inc. REIT	812,048
11,520	BXP, Inc. REIT	734,170
1,081	Digital Realty Trust, Inc. REIT	173,544
911	Extra Space Storage, Inc. REIT	133,480
19,839	Gaming & Leisure Properties, Inc. REIT	949,495
25,135	Healthpeak Properties, Inc. REIT	448,408
2,538	Simon Property Group, Inc. REIT	399,430
167,465	Stockland REIT	588,511
6,982	WP Carey, Inc. REIT	435,956
		4,675,042
	Financial Services - 1.7%
31,067	Annaly Capital Management, Inc. REIT	608,913
777	Apollo Global Management, Inc.	106,045
4,258	Ares Management Corp. Class A	649,473
765	Blackrock, Inc.	699,409
1,409	Blackstone, Inc.	185,579
3,778	CME Group, Inc.	1,046,808
169,150	FirstRand Ltd.	662,280
52,831	Franklin Resources, Inc.	991,110
15,575	Julius Baer Group Ltd.	1,010,008
813,815	Krungthai Card PCL	1,135,013
804	Partners Group Holding AG	1,053,458
12,111	T. Rowe Price Group, Inc.	1,072,429
		9,220,525
	Food, Beverage & Tobacco - 1.8%
22,370	Altria Group, Inc.	1,323,186
13,182	British American Tobacco PLC	574,186
20,527	Campbell's Co.	748,414
11,709	Coca-Cola Co.	849,488
27,420	Conagra Brands, Inc.	677,548
11,346	General Mills, Inc.	643,772
977	J.M. Smucker Co.	113,596
34,112	Kraft Heinz Co.	992,659
2,782	Nestle SA	296,109
106,174	Orkla ASA	1,184,101
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Food, Beverage & Tobacco - 1.8% - (continued)
5,050	PepsiCo, Inc.	$684,679
10,959	Philip Morris International, Inc.	1,877,934
		9,965,672
	Health Care Equipment & Services - 0.1%
9,228	CVS Health Corp.	615,600
1,909	Medtronic PLC	161,807
		777,407
	Household & Personal Products - 0.4%
778	Kimberly-Clark Corp.	102,525
5,322	Procter & Gamble Co.	865,197
16,535	Reckitt Benckiser Group PLC	1,067,277
5,322	Unilever PLC	338,851
		2,373,850
	Insurance - 3.5%
14,594	Admiral Group PLC	634,729
6,440	Allianz SE	2,663,434
27,110	AXA SA	1,282,192
5,168	Baloise Holding AG	1,149,738
15,846	CNA Financial Corp.	763,143
42,611	Generali	1,557,336
11,684	Gjensidige Forsikring ASA	273,392
5,331	Helvetia Holding AG	1,176,005
166,292	Legal & General Group PLC	523,667
18,386	MS&AD Insurance Group Holdings, Inc.	417,910
1,035	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	708,571
51,797	Phoenix Group Holdings PLC	414,393
1,924	Prudential Financial, Inc.	197,614
112,879	Sampo OYJ Class A	1,130,890
120,789	Sanlam Ltd.	549,958
10,330	Suncorp Group Ltd.	134,332
1,430	Swiss Life Holding AG	1,427,798
8,693	Swiss Re AG	1,560,430
17,212	Tokio Marine Holdings, Inc.	689,897
14,554	Tryg AS	347,229
2,650	Zurich Insurance Group AG	1,879,567
		19,482,225
	Materials - 1.4%
24,844	BASF SE*	1,268,770
5,307	BHP Group Ltd.	126,485
30,225	Dow, Inc.	924,583
384,841	Evraz PLC*(20)	—
98,732	Grupo Mexico SAB de CV Class B	512,326
437,014	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,025,102
2,424	International Paper Co.	110,728
14,268	LyondellBasell Industries NV Class A	830,540
48,540	Norsk Hydro ASA	257,476
14,200	Northern Star Resources Ltd.	174,428
4,668	Rio Tinto Ltd.	349,247
15,824	Rio Tinto PLC	942,943
68,279	Shandong Gold Mining Co. Ltd. Class H(1)	201,149
5,544	Smurfit WestRock PLC	232,770
13,014	UPM-Kymmene OYJ	344,690
58,112	Zhaojin Mining Industry Co. Ltd. Class H	138,443
103,096	Zijin Mining Group Co. Ltd. Class H	225,232
		7,664,912
	Media & Entertainment - 0.1%
9,981	Interpublic Group of Cos., Inc.	250,723
6,937	Omnicom Group, Inc.	528,322
		779,045
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
6,448	AbbVie, Inc.	1,258,005
The accompanying notes are an integral part of these financial statements.

45

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0% - (continued)
935	Amgen, Inc.	$272,010
18,172	Bristol-Myers Squibb Co.	912,234
4,075	Gilead Sciences, Inc.	434,151
8,762	Johnson & Johnson	1,369,588
14,304	Merck & Co., Inc.	1,218,701
5,730	Novo Nordisk AS Class B	383,116
62,378	Pfizer, Inc.	1,522,647
6,321	Roche Holding AG	2,066,881
11,690	Sanofi SA	1,278,791
		10,716,124
	Real Estate Management & Development - 0.2%
14,287	Azrieli Group Ltd.	1,040,156
	Semiconductors & Semiconductor Equipment - 0.8%
1,390	Analog Devices, Inc.	270,939
925	Broadcom, Inc.	178,035
3,233	Marvell Technology, Inc.	188,710
5,267	Microchip Technology, Inc.	242,703
3,973	NVIDIA Corp.	432,739
9,641	QUALCOMM, Inc.	1,431,303
7,813	Texas Instruments, Inc.	1,250,471
1,925	Tokyo Electron Ltd.	286,629
		4,281,529
	Software & Services - 1.2%
347	Accenture PLC Class A	103,805
16,268	Gen Digital, Inc.	420,853
18,277	Infosys Ltd.	323,100
7,001	International Business Machines Corp.	1,692,982
1,873	Microsoft Corp.	740,322
218	MongoDB, Inc.*	37,533
3,889	Obic Co. Ltd.	136,160
750	Oracle Corp.	105,540
25,144	Otsuka Corp.	557,670
45,710	Sage Group PLC	757,810
777	SAP SE	227,341
9,005	SCSK Corp.	235,530
640,054	Shanghai Baosight Software Co. Ltd. Class B	939,720
1,784	Trend Micro, Inc.	128,003
		6,406,369
	Technology Hardware & Equipment - 1.4%
33,050	AAC Technologies Holdings, Inc.	158,209
6,072	Accton Technology Corp.	113,099
16,141	Amano Corp.	469,964
2,422	Apple, Inc.	514,675
12,870	Asia Vital Components Co. Ltd.	188,967
28,760	BYD Electronic International Co. Ltd.	119,366
24,047	Canon, Inc.	742,084
29,693	Cisco Systems, Inc.	1,714,177
19,685	Delta Electronics, Inc.	206,263
23,132	E Ink Holdings, Inc.	161,591
7,685	Elite Material Co. Ltd.	133,745
14,715	Gigabyte Technology Co. Ltd.	106,228
44,461	HP, Inc.	1,136,868
2,926	King Slide Works Co. Ltd.	160,040
12,807	Kyocera Corp.	151,785
95,750	Lenovo Group Ltd.	110,742
2,763	Lotes Co. Ltd.	108,640
9,721	Murata Manufacturing Co. Ltd.	138,491
25,760	Quanta Computer, Inc.*	193,527
6,475	Seagate Technology Holdings PLC	589,419
3,858	Shimadzu Corp.	98,755
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Technology Hardware & Equipment - 1.4% - (continued)
23,650	Sunny Optical Technology Group Co. Ltd.	$198,997
3,258	Wiwynn Corp.	196,071
		7,711,703
	Telecommunication Services - 0.9%
9,824	AT&T, Inc.	272,125
29,743	Deutsche Telekom AG	1,068,295
173,881	MTN Group Ltd.	1,150,799
343	Swisscom AG	228,741
13,843	Telenor ASA	207,922
35,883	Verizon Communications, Inc.	1,581,005
69,451	Vodacom Group Ltd.	513,884
		5,022,771
	Transportation - 0.6%
4,722	Aena SME SA(1)	1,186,242
77,287	Atlas Arteria Ltd.	256,002
26,256	Deutsche Post AG	1,121,866
5,467	United Parcel Service, Inc. Class B	521,005
		3,085,115
	Utilities - 1.3%
81,592	APA Group	429,335
3,000	Dominion Energy, Inc.	163,140
4,460	Duke Energy Corp.	544,209
61,434	E.ON SE	1,074,456
3,326	Edison International	177,974
4,304	Eversource Energy	256,002
74,338	Iberdrola SA	1,340,006
29,849	National Grid PLC	430,843
563,088	Ratch Group PCL	441,840
38,329	Snam SpA	219,989
70,473	Terna - Rete Elettrica Nazionale	700,770
30,017	Veolia Environnement SA	1,096,343
		6,874,907
	Total Common Stocks (cost $131,213,550)	$135,007,284
EQUITY LINKED SECURITIES - 9.6%
	Banks - 0.5%
38,280	Wells Fargo & Co. (RBC Capital Markets) 12.00%, 05/21/2025(1)	$2,732,154
	Capital Goods - 0.4%
11,016	General Electric Co. (Societe Generale SA) 12.00%, 07/23/2025*	2,171,275
	Consumer Discretionary Distribution & Retail - 0.5%
13,505	Amazon.com, Inc. (Mizuho Markets Cayman LP) 12.00%, 05/21/2025*	2,524,892
	Consumer Services - 0.3%
12,941	Airbnb, Inc. (Mizuho Markets Cayman LP) 12.00%, 05/21/2025*	1,600,116
	Consumer Staples Distribution & Retail - 0.6%
46,508	Kroger Co. (BNP Paribas Issuance BV) 12.00%, 06/25/2025(1)	3,173,672
	Energy - 0.4%
19,291	Exxon Mobil Corp. (Societe Generale SA) 12.00%, 07/23/2025*	2,054,120
The accompanying notes are an integral part of these financial statements.

46

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 9.6% - (continued)
	Financial Services - 0.6%
9,084	Visa, Inc. (Mizuho Markets Cayman LP) 12.00%, 07/23/2025*	$3,114,077
	Health Care Equipment & Services - 0.9%
5,147	Elevance Health, Inc. (BNP Paribas Issuance BV) 12.00%, 05/21/2025(1)	2,147,989
11,280	Humana, Inc. (BNP Paribas Issuance BV) 12.00%, 06/25/2025(1)	2,994,575
		5,142,564
	Insurance - 0.3%
15,629	Globe Life, Inc. (BNP Paribas Issuance BV) 12.00%, 06/25/2025*(1)	1,940,669
	Media & Entertainment - 1.1%
5,136	Meta Platforms, Inc. (Mizuho Markets Cayman LP) 12.00%, 06/25/2025	2,865,397
3,130	Netflix, Inc. (Royal Bank of Canada) 12.00%, 07/23/2025*(1)	3,366,328
		6,231,725
	Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
4,095	Eli Lilly & Co. (Mizuho Markets Cayman LP) 12.00%, 07/23/2025*	3,630,108
	Semiconductors & Semiconductor Equipment - 0.9%
10,548	Broadcom Ltd. (Royal Bank of Canada) 12.00%, 06/25/2025(1)	2,033,959
28,806	Nvidia Corp. (Mizuho Markets Cayman LP) 12.00%, 07/23/2025*	3,099,065
		5,133,024
	Software & Services - 1.1%
12,616	International Business Machines Corp. (Societe Generale SA) 12.00%, 07/23/2025*	3,078,351
7,233	Microsoft Corp. (RBC Capital Markets) 12.00%, 05/21/2025(1)	2,875,282
		5,953,633
	Technology Hardware & Equipment - 1.0%
12,244	Apple, Inc. (RBC Capital Markets) 12.00%, 05/21/2025(1)	2,627,733
61,845	Corning, Inc. (Mizuho Markets Cayman LP) 12.00%, 06/25/2025	2,789,658
		5,417,391
	Transportation - 0.3%
20,241	CH Robinson Worldwide, Inc. (Mizuho Markets Cayman LP) 12.00%, 06/25/2025	1,836,653
	Total Equity Linked Securities (cost $53,541,799)	$52,656,073
PREFERRED STOCKS - 1.2%
	Automobiles & Components - 0.1%
2,260	Bayerische Motoren Werke AG (Preference Shares)(21)	$182,375
2,041	Hyundai Motor Co. (Preference Shares)(21)	219,100
3,297	Hyundai Motor Co. (Preference Shares)(21)	347,481
		748,956
	Banks - 0.0%
6,150	JP Morgan Chase & Co. Series MM, 4.20%(22)	109,470
	Capital Goods - 0.1%
10,098	Boeing Co. (Preference Shares), 6.00%	619,815
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.2% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 0.0%
5,950	Public Storage Series K, REIT, 4.75%(22)		$114,776
	Financial Services - 0.2%
8,500	Ares Management Corp. Series B, 6.75%		419,645
6,378	Bank of New York Mellon Corp. Series K, 6.15%*(22)		160,215
4,900	Corebridge Financial, Inc. (Preference Shares), 6.38%		116,914
8,750	Morgan Stanley Series Q, 6.63%(22)		219,975
8,700	Synchrony Financial Series B, 8.25%(22)		219,501
			1,136,250
	Insurance - 0.1%
7,144	Enstar Group Ltd. Series D, 7.00%(22)		152,310
878	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)(21)		174,416
			326,726
	Technology Hardware & Equipment - 0.2%
26,490	Samsung Electronics Co. Ltd. (Preference Shares)(21)		874,452
	Telecommunication Services - 0.1%
2,475	U.S. Cellular Corp. (Preference Shares), 6.25%		58,410
5,612	U.S. Cellular Corp. (Preference Shares), 5.50%		123,239
8,038	U.S. Cellular Corp. (Preference Shares), 5.50%		178,283
			359,932
	Utilities - 0.4%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%		1,600,060
3,500	PG&E Corp. Series A, 6.00%		152,215
1,669	Sempra (Preference Shares), 5.75%		34,782
13,125	Southern Co. (Preference Shares), 6.50%		335,081
3,899	Southern Co. Series 2020, 4.95%		78,175
			2,200,313
	Total Preferred Stocks (cost $7,121,626)		$6,490,690
	Total Long-Term Investments (cost $554,583,122)		$554,337,814
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 4,440,095	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $4,440,634; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $4,528,908		$4,440,095
	Total Short-Term Investments (cost $4,440,095)		$4,440,095
	Total Investments (cost $559,023,217)	101.8%	$558,777,909
	Other Assets and Liabilities	(1.8)%	(10,011,953)
	Net Assets	100.0%	$548,765,956
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

47

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$147,004,213, representing 26.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $74,025,514, representing 13.5% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $793,361 at April 30, 2025.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(14)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $11,627, which represents to 0.0% of total net assets.

(15)	Securities disclosed are interest-only strips.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $5,388,349.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $4,019,811.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2025, the market value of securities pledged was $7,448.
(20)	Investment valued using significant unobservable inputs.
(21)	Currently no rate available.
(22)	Perpetual security with no stated maturity date.

OTC Swaptions Outstanding at April 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(8,565,000)	$(85,503)	$(70,233)	$(15,270)
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(7,915,000)	(202,078)	(117,945)	(84,133)
							$(287,581)	$(188,178)	$(99,403)
The accompanying notes are an integral part of these financial statements.

48

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

OTC Swaptions Outstanding at April 30, 2025 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Put
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(8,565,000)	$(85,503)	$(122,480)	$36,977
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(7,915,000)	(202,078)	(151,421)	(50,657)
							$(287,581)	$(273,901)	$(13,680)
Total Written Option Contracts OTC swaption contracts							$(575,162)	$(462,079)	$(113,083)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	82	06/16/2025	$6,038,917	$152,535
CAC 40 Index Future	10	05/16/2025	853,206	18,440
Canadian 10-Years Bond Future	55	06/19/2025	4,933,483	16,588
DAX Index Future	1	06/20/2025	640,202	6,370
FTSE 100 Index Future	1	06/20/2025	112,800	345
FTSE MIB Index Future	1	06/20/2025	209,929	2,899
Hang Seng Index Futures	6	05/29/2025	854,325	947
IBEX 35 Index Future	1	05/16/2025	150,071	11
MSCI Singapore Index Future	9	05/29/2025	265,742	2,463
S&P 500 (E-Mini) Future	26	06/20/2025	7,263,100	166,042
S&P/TSX 60 Index Future	5	06/19/2025	1,084,433	15,859
Stockholm OMXS30 Index Future	8	05/16/2025	199,845	4,906
TOPIX Future	9	06/12/2025	1,677,193	61,707
U.S. Treasury 2-Year Note Future	170	06/30/2025	35,385,234	55,085
U.S. Treasury 5-Year Note Future	797	06/30/2025	87,028,664	635,950
U.S. Treasury 10-Year Note Future	529	06/18/2025	59,363,719	201,672
U.S. Treasury 10-Year Ultra Future	48	06/18/2025	5,507,250	10,745
U.S. Treasury Long Bond Future	148	06/18/2025	17,260,500	(93,542)
U.S. Treasury Ultra Bond Future	26	06/18/2025	3,146,812	(5,733)
Total				$1,253,289
Short position contracts:
Euro BUXL 30-Year Bond Future	(11)	06/06/2025	$(1,546,454)	$(54,793)
Euro STOXX 50 Future	(26)	06/20/2025	(1,504,222)	(88,707)
Euro-BOBL Future	(152)	06/06/2025	(20,599,482)	(206,778)
Euro-BUND Future	(9)	06/06/2025	(1,343,583)	(20,004)
Euro-Schatz Future	(38)	06/06/2025	(4,630,708)	(25,355)
French Government Bond Future	(22)	06/06/2025	(3,131,289)	(82,591)
Japanese 10-Years Bond Future	(10)	06/13/2025	(9,837,040)	(31,732)
MSCI Emerging Markets Index Future	(34)	06/20/2025	(1,887,000)	(8,830)
SPI 200 Future	(2)	06/19/2025	(260,768)	(7,370)
Total				$(526,160)
Total futures contracts				$727,129

TBA Sale Commitments Outstanding at April 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$690,000	05/20/2055	$(587,955)	$(7,816)
Government National Mortgage Association, 4.00%	2,875,000	05/20/2055	(2,675,604)	(27,572)
Government National Mortgage Association, 4.50%	65,000	05/20/2055	(62,212)	(820)
Government National Mortgage Association, 6.00%	3,620,000	05/20/2054	(3,661,149)	(17,693)
Uniform Mortgage-Backed Security, 3.00%	1,770,000	02/01/2052	(1,535,833)	(14,477)
Uniform Mortgage-Backed Security, 3.50%	3,820,000	03/01/2052	(3,447,121)	(19,572)
Uniform Mortgage-Backed Security, 4.00%	3,800,000	06/01/2052	(3,540,413)	(23,075)
The accompanying notes are an integral part of these financial statements.

49

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2025 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 4.50%	$35,000	05/01/2055	$(33,469)	$(57)
Uniform Mortgage-Backed Security, 5.00%	2,025,000	05/01/2039	(2,035,785)	(25,023)
Uniform Mortgage-Backed Security, 6.50%	3,885,000	05/01/2054	(4,000,655)	(13,793)
Total TBA sale commitments (proceeds receivable $21,430,298)			$(21,580,196)	$(149,898)
At April 30, 2025, the aggregate market value of TBA Sale Commitments represents (3.9)% of total net assets.

OTC Total Return Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Consumer Discretionary Index	NOM	USD	365	(4.78% )	05/05/2025	At Maturity	$—	$—	$23,674	$23,674
S&P 500 Consumer Staples Index	NOM	USD	457	(4.78% )	05/05/2025	At Maturity	—	—	688	688
S&P 500 Energy Sector Total Return Index	NOM	USD	522	4.73%	05/05/2025	At Maturity	—	—	61,034	61,034
S&P 500 Healthcare Index	NOM	USD	309	4.73%	05/05/2025	At Maturity	—	—	18,826	18,826
S&P 500 Industrials Index	NOM	USD	427	(4.78% )	05/05/2025	At Maturity	—	—	32,511	32,511
S&P 500 Materials Index	NOM	USD	822	4.73%	05/05/2025	At Maturity	—	—	(4,903)	(4,903)
Total OTC total return swap contracts							$—	$—	$131,830	$131,830

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S44.V1	USD	4,095,000	(5.00%)	06/20/2030	Quarterly	$—	$(112,948)	$(165,134)	$(52,186)
Sell protection:
CDX.NA.HY.S44.V1	USD	7,250,350	5.00%	06/20/2030	Quarterly	$181,257	$—	$291,456	$110,199
ITRAXX-XOVER S43.V1	EUR	16,720,000	5.00%	06/20/2030	Quarterly	864,722	—	1,327,561	462,839
Total						$1,045,979	$—	$1,619,017	$573,038
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	780,000	(1.00%)	12/20/2029	Quarterly	$4,194	$—	$9,321	$5,127
Societe Generale SA	EUR	105,000	(1.00%)	06/20/2030	Quarterly	1,609	—	(332)	(1,941)
Total						$5,803	$—	$8,989	$3,186
Sell protection:
Danske Bank AS (A-)	EUR	775,000	1.00%	12/20/2029	Quarterly	$—	$(1,913)	$2,433	$4,346
Lloyds Banking Group PLC (BB-)	EUR	100,000	1.00%	06/20/2030	Quarterly	—	(1,254)	(1,433)	(179)
Total						$—	$(3,167)	$1,000	$4,167
Total						$5,803	$(3,167)	$9,989	$7,353
Total centrally cleared credit default swap contracts						$1,051,782	$(116,115)	$1,463,872	$528,205

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	$—	$—	$(19,043)	$(19,043)
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(12,626)	(245,824)	(233,198)
3.59% Fixed	12 Mo. USD SOFR	USD	5,446,000	09/20/2053	Annual	—	(14,898)	260,166	275,064
Total centrally cleared interest rate swaps contracts						$—	$(27,524)	$(4,701)	$22,823

The accompanying notes are an integral part of these financial statements.

50

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
65,000	BRL	11,298	USD	CBK	06/03/2025	$57
1,394,000	BRL	244,334	USD	JPM	06/03/2025	(799)
189,058,000	CLP	200,805	USD	DEUT	06/18/2025	(1,212)
253,500,000	COP	59,975	USD	MSC	06/18/2025	(409)
432,900,000	COP	102,797	USD	CBK	06/18/2025	(1,077)
110,036	EUR	125,301	USD	BNP	05/30/2025	(412)
452,000	EUR	513,761	USD	CBK	05/30/2025	(754)
608,000	EUR	659,345	USD	UBS	06/18/2025	31,561
383,000	EUR	416,355	USD	SGG	06/18/2025	18,871
194,000	EUR	210,357	USD	JPM	06/18/2025	10,096
163,000	EUR	178,590	USD	MSC	06/18/2025	6,636
158,000	EUR	173,200	USD	SCB	06/18/2025	6,345
33,000	EUR	36,702	USD	BCLY	06/18/2025	798
120,000	EUR	136,440	USD	CIBC	06/18/2025	(77)
12,500,000	HUF	33,806	USD	BCLY	06/18/2025	1,120
1,103,000,000	IDR	66,865	USD	CBK	06/18/2025	(551)
19,419,000	INR	221,206	USD	GSC	06/18/2025	7,828
14,971,000	MXN	728,800	USD	WFB	06/18/2025	29,509
940,000	MXN	46,544	USD	CBK	06/18/2025	1,068
15,470,000	PHP	269,870	USD	GSC	06/18/2025	6,741
150,000	RON	32,727	USD	GSC	06/18/2025	1,330
6,000	SGD	4,527	USD	GSC	06/18/2025	80
8,325,000	TRY	209,883	USD	BCLY	06/18/2025	(5,683)
1,719,250	USD	2,825,000	AUD	SCB	05/07/2025	(90,403)
1,779,691	USD	2,775,000	AUD	BOA	06/05/2025	1,483
1,231,069	USD	7,332,000	BRL	GSC	06/18/2025	(45,589)
930,666	USD	1,320,000	CAD	BOA	05/07/2025	(27,163)
865,032	USD	1,190,000	CAD	SGG	06/05/2025	242
678,337	USD	575,000	CHF	NWM	05/07/2025	(18,919)
646,381	USD	530,000	CHF	SSG	06/05/2025	1,409
143,464	USD	131,700,000	CLP	MSC	06/18/2025	4,425
129,725	USD	932,000	CNH	CBK	06/18/2025	1,020
180,672	USD	4,130,000	CZK	CBK	06/18/2025	(7,047)
1,796,278	USD	1,626,000	EUR	SSG	05/07/2025	(46,518)
14,970,156	USD	13,099,838	EUR	JPM	05/30/2025	102,213
9,499,300	USD	8,325,000	EUR	DEUT	05/30/2025	50,662
176,660	USD	155,177	EUR	GSC	05/30/2025	538
123,007	USD	108,000	EUR	SSG	05/30/2025	430
1,768,672	USD	1,555,000	EUR	SSG	06/05/2025	3,193
174,510	USD	153,000	EUR	SCB	06/18/2025	647
42,158	USD	38,000	EUR	JPM	06/18/2025	(1,024)
12,304,359	USD	11,235,000	EUR	DEUT	06/18/2025	(462,632)
1,706,769	USD	1,312,000	GBP	NWM	05/07/2025	(41,723)
8,796	USD	6,600	GBP	JPM	05/30/2025	(1)
2,375,341	USD	1,786,000	GBP	BCLY	05/30/2025	(5,120)
1,445,562	USD	1,083,000	GBP	SSG	06/05/2025	2,059
35,125	USD	12,500,000	HUF	BCLY	06/18/2025	200
1,629,830	USD	236,100,000	JPY	SSG	05/07/2025	(22,745)
1,353,025	USD	192,600,000	JPY	SGG	06/05/2025	519
66,894	USD	1,320,000	MXN	SSG	06/18/2025	33
698,413	USD	3,077,000	MYR	HSBC	06/18/2025	(15,949)
1,182,467	USD	12,560,000	NOK	GSC	05/07/2025	(24,834)
885,452	USD	9,200,000	NOK	GSC	06/05/2025	1,111
148,842	USD	540,000	PEN	CBK	06/18/2025	1,785
27,125	USD	100,000	PEN	GSC	06/18/2025	(107)
87,000	USD	320,000	PEN	DEUT	06/18/2025	(145)
92,421	USD	5,290,000	PHP	JPM	06/18/2025	(2,166)
3,997	USD	15,000	PLN	BOA	06/18/2025	34
21,680	USD	95,000	RON	BCLY	06/18/2025	111
658,936	USD	6,530,000	SEK	NWM	05/07/2025	(16,949)
645,622	USD	6,220,000	SEK	BOA	06/05/2025	675
647,509	USD	21,757,000	THB	CBK	06/18/2025	(6,194)
Total foreign currency contracts						$(551,373)

The accompanying notes are an integral part of these financial statements.

51

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	990,131	JPM	05/30/2025	GBP	996,968	$(6,837)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$63,709,394	$—	$63,709,394	$—
Convertible Bonds	26,982,746	—	26,982,746	—
Corporate Bonds	123,003,464	—	123,003,464	—
Foreign Government Obligations	22,400,413	—	22,400,413	—
Municipal Bonds	945,129	—	945,129	—
Senior Floating Rate Interests	52,237,120	—	52,237,120	—
U.S. Government Agencies	54,874,369	—	54,874,369	—
U.S. Government Securities	16,031,132	—	16,031,132	—
Common Stocks	135,007,284	61,391,495	73,615,789	—
Equity Linked Securities	52,656,073	—	52,656,073	—
Preferred Stocks	6,490,690	4,692,866	1,797,824	—
Short-Term Investments	4,440,095	—	4,440,095	—
Foreign Currency Contracts(2)	294,829	—	294,829	—
Futures Contracts(2)	1,352,564	1,352,564	—	—
Swaps - Credit Default(2)	582,511	—	582,511	—
Swaps - Interest Rate(2)	275,064	—	275,064	—
Swaps- Total Return(2)	136,733	—	136,733	—
Total	$561,419,610	$67,436,925	$493,982,685	$—
Liabilities
Foreign Currency Contracts(2)	$(853,039)	$—	$(853,039)	$—
Futures Contracts(2)	(625,435)	(625,435)	—	—
Swaps - Credit Default(2)	(54,306)	—	(54,306)	—
Swaps - Interest Rate(2)	(252,241)	—	(252,241)	—
Swaps - Total Return(2)	(4,903)	—	(4,903)	—
TBA Sale Commitments	(21,580,196)	—	(21,580,196)	—
Written Options	(575,162)	—	(575,162)	—
Total	$(23,945,282)	$(625,435)	$(23,319,847)	$—

(1)
For the six-month period ended April 30, 2025, investments valued at $1,172,599 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

52

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Brazil - 1.0%
BRL 3,727,238	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2035(1)	$593,172
	Mexico - 0.4%
MXN 4,726,488	Mexico Udibonos 4.00%, 11/03/2050(1)	205,345
	Total Foreign Government Obligations (cost $879,532)	$798,517
U.S. GOVERNMENT SECURITIES - 39.7%
	U.S. Treasury Securities - 39.7%
	U.S. Treasury Inflation-Indexed Bonds - 3.5%
$ 203,223	0.75%, 02/15/2045(1)	$149,318
327,417	1.75%, 01/15/2028(1)	334,105
348,042	2.38%, 01/15/2027(1)	357,468
304,622	2.50%, 01/15/2029(1)	318,924
134,803	3.38%, 04/15/2032(1)	150,170
355,054	3.63%, 04/15/2028(1)	381,204
388,136	3.88%, 04/15/2029(1)	427,275
		2,118,464
	U.S. Treasury Inflation-Indexed Notes - 36.2%
1,350,935	0.13%, 07/15/2026(1)	1,347,207
840,614	0.13%, 10/15/2026(1)	836,034
858,754	0.13%, 04/15/2027(1)	846,595
775,005	0.13%, 01/15/2030(1)	731,696
864,808	0.13%, 07/15/2030(1)	812,040
888,537	0.13%, 01/15/2031(1)	821,298
904,658	0.13%, 07/15/2031(1)	830,114
1,001,291	0.13%, 01/15/2032(1)	903,918
692,218	0.25%, 07/15/2029(1)	665,940
686,780	0.38%, 01/15/2027(1)	682,139
762,963	0.38%, 07/15/2027(1)	757,795
788,967	0.50%, 01/15/2028(1)	778,972
1,032,157	0.63%, 07/15/2032(1)	959,308
679,969	0.75%, 07/15/2028(1)	675,016
606,475	0.88%, 01/15/2029(1)	599,284
1,012,123	1.13%, 01/15/2033(1)	964,435
850,903	1.25%, 04/15/2028(1)	854,833
987,441	1.38%, 07/15/2033(1)	956,798
861,591	1.63%, 10/15/2027(1)	878,610
937,875	1.63%, 10/15/2029(1)	953,230
1,048,258	1.75%, 01/15/2034(1)	1,038,035
1,098,078	1.88%, 07/15/2034(1)	1,099,245
907,675	2.13%, 04/15/2029(1)	937,172
773,361	2.13%, 01/15/2035(1)	786,982
880,151	2.38%, 10/15/2028(1)	919,663
		21,636,359
	Total U.S. Government Securities (cost $23,211,111)	$23,754,823
COMMON STOCKS - 54.1%
	Capital Goods - 0.3%
199	EMCOR Group, Inc.	$79,739
1,464	Vertiv Holdings Co. Class A	124,997
		204,736
	Consumer Services - 0.2%
1,027	Hyatt Hotels Corp. Class A	115,722
	Consumer Staples Distribution & Retail - 0.1%
2,073	Andersons, Inc.	78,173
	Energy - 14.4%
10,050	Advantage Energy Ltd.*	71,369
3,444	Antero Midstream Corp.	56,998
2,593	Antero Resources Corp.*	90,314
3,062	Cameco Corp.	138,219
Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.1% - (continued)
	Energy - 14.4% - (continued)
9,298	Cenovus Energy, Inc.	$109,464
1,476	Chevron Corp.	200,825
1,752	Core Natural Resources, Inc.	126,512
22,765	Coterra Energy, Inc.	559,108
3,075	EQT Corp.	152,028
36,823	Equinor ASA	833,512
4,716	Expand Energy Corp.	489,992
11,975	Exxon Mobil Corp.	1,264,919
154,778	Gazprom PJSC*(2)	—
2,717	LUKOIL PJSC ADR*(2)	—
3,451	MEG Energy Corp.	48,413
200	Novatek PJSC GDR*(2)	—
26,557	Parex Resources, Inc.	213,828
35,708	Petroleo Brasileiro SA ADR	403,143
5,285	Peyto Exploration & Development Corp.	66,168
9,005	Range Resources Corp.	305,540
24,254	Shell PLC ADR	1,563,898
18,452	Suncor Energy, Inc.	651,696
16,900	Surgutneftegas PJSC ADR*(2)	—
1,006	Targa Resources Corp.	171,925
15,917	TotalEnergies SE	906,556
55,910	Yancoal Australia Ltd.	178,278
		8,602,705
	Equity Real Estate Investment Trusts (REITs) - 15.0%
3,557	American Assets Trust, Inc. REIT	66,623
2,523	Camden Property Trust REIT	287,117
4,701	CareTrust, Inc. REIT	137,598
5,590	Centerspace REIT	337,412
5,738	Charter Hall Group REIT	62,039
3,786	Crown Castle, Inc. REIT	400,407
24,687	DiamondRock Hospitality Co. REIT	181,203
35,545	Empire State Realty Trust, Inc. Class A, REIT	253,080
349	Equinix, Inc. REIT	300,402
3,347	Equity Residential REIT	235,160
764	Essex Property Trust, Inc. REIT	213,271
51,926	Fibra Uno Administracion SA de CV REIT	67,203
1,432	Gaming & Leisure Properties, Inc. REIT	68,536
4,065	Goodman Group REIT	77,820
42,873	Hammerson PLC REIT	144,650
5,563	Highwoods Properties, Inc. REIT	158,212
14,090	Host Hotels & Resorts, Inc. REIT	198,951
140	Invincible Investment Corp. REIT	57,863
1,781	Iron Mountain, Inc. REIT	159,702
10,028	Klepierre SA REIT	367,056
46,976	Land Securities Group PLC REIT	372,251
12,459	Mercialys SA REIT*	166,790
1,529	Mid-America Apartment Communities, Inc. REIT	244,105
4,814	Millrose Properties, Inc. Class A, REIT	120,543
260	Nippon Building Fund, Inc. REIT	241,334
9,473	Omega Healthcare Investors, Inc. REIT	369,921
192	Orix JREIT, Inc. REIT	241,819
6,401	Phillips Edison & Co., Inc. REIT	222,115
587	Public Storage REIT	176,352
905	Ryman Hospitality Properties, Inc. REIT	79,595
19,123	Sabra Health Care, Inc. REIT	341,346
28,224	Scentre Group REIT	65,388
504	Sekisui House, Inc. REIT	271,898
3,247	Simon Property Group, Inc. REIT	511,013
735	SL Green Realty Corp. REIT	38,668
20,950	Stockland REIT	73,623
9,606	Tanger, Inc. REIT	302,685
8,307	UDR, Inc. REIT	347,897
4,774	Unibail-Rodamco-Westfield REIT	404,143
5,216	UNITE Group PLC REIT	59,927
3,527	Warehouses De Pauw CVA REIT*	90,087
8,690	Wereldhave NV REIT*	164,136
The accompanying notes are an integral part of these financial statements.

53

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.1% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 15.0% - (continued)
31,326	Workspace Group PLC REIT	$185,624
1,967	WP Carey, Inc. REIT	122,819
		8,988,384
	Food, Beverage & Tobacco - 2.1%
13,430	Archer-Daniels-Midland Co.	641,282
1,278	Bunge Global SA	100,604
4,757	Fresh Del Monte Produce, Inc.	161,786
2,602	Ingredion, Inc.	345,598
		1,249,270
	Materials - 13.3%
9,734	Alcoa Corp.	238,775
407	Alpha Metallurgical Resources, Inc.*	49,390
63,533	Alrosa PJSC*(2)	—
8,302	Anglo American Platinum Ltd.	284,294
1,984	Anglogold Ashanti PLC	82,598
16,986	Barrick Gold Corp.	323,924
21,295	Century Aluminum Co.*	349,451
4,667	CF Industries Holdings, Inc.	365,753
3,711	Corteva, Inc.	230,045
16,940	Dundee Precious Metals, Inc.	222,041
11,784	Endeavour Mining PLC	319,260
22,308	Evolution Mining Ltd.	111,875
7,633	FMC Corp.	319,975
754	Franco-Nevada Corp.	129,574
24,765	Freeport-McMoRan, Inc.	892,283
41,513	Glencore PLC*	136,110
498	Gold Road Resources Ltd.	966
18,097	Grupo Mexico SAB de CV Class B	93,906
9,567	ICL Group Ltd.	63,864
22,255	Impala Platinum Holdings Ltd.*	132,353
25,206	Lundin Mining Corp.	206,241
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
4,383	Mosaic Co.	133,243
25,545	New Gold, Inc.*	101,728
2,223	Newmont Corp.	117,108
11,082	Northern Star Resources Ltd.	136,128
14,770	Nutrien Ltd.	843,174
65,238	Perseus Mining Ltd.	139,819
627	Reliance, Inc.	180,720
3,961	Rio Tinto PLC	236,034
6,116	SABIC Agri-Nutrients Co.	161,111
4,570	Southern Copper Corp.	409,106
1,054	Steel Dynamics, Inc.	136,714
8,783	Wesdome Gold Mines Ltd.*	108,051
20,695	Yara International ASA	671,626
		7,927,240
	Real Estate Management & Development - 1.8%
295,429	Ayala Land, Inc.	132,529
48,611	CK Asset Holdings Ltd.	198,594
6,392	CTP NV(3)	120,061
44,466	Emaar Properties PJSC	158,888
16,274	NEPI Rockcastle NV*	124,768
8,485	Pandox AB	141,512
13,523	Savills PLC	167,698
		1,044,050
	Semiconductors & Semiconductor Equipment - 0.2%
1,078	First Solar, Inc.*	135,634
	Telecommunication Services - 2.7%
3,747	Deutsche Telekom AG	134,583
9,466	KDDI Corp.	167,772
23,298	Koninklijke KPN NV	108,379
6,928	KT Corp. ADR	134,819
18,791	MTN Group Ltd.	124,365
5,202	Proximus SADP	39,955
Shares or Principal Amount			Market Value†
COMMON STOCKS - 54.1% - (continued)
	Telecommunication Services - 2.7% - (continued)
4,749	SK Telecom Co. Ltd.		$181,444
13,735	Telenor ASA		206,299
174,732	True Corp. PCL*		63,259
19,703	Turkcell Iletisim Hizmetleri AS		46,214
6,277	Verizon Communications, Inc.		276,564
140,925	Vodafone Group PLC		138,487
			1,622,140
	Utilities - 4.0%
65,377	A2A SpA		166,271
119,191	Centrica PLC		255,192
7,409	Cia de Saneamento Basico do Estado de Sao Paulo SABESP		148,685
1,846	Edison International		98,779
5,229	Endesa SA		157,040
57,504	Enel SpA		498,501
19,397	Engie SA		400,904
2,655	Exelon Corp.		124,519
16,444	Hera SpA		77,850
30,166	Italgas SpA		247,844
4,459	Osaka Gas Co. Ltd.		113,072
978	WEC Energy Group, Inc.		107,111
			2,395,768
	Total Common Stocks (cost $30,988,660)		$32,363,822
CLOSED END FUNDS - 0.3%
	Investment Company Securities - 0.3%
11,900	Sprott Physical Uranium Trust*		$177,645
	Total Closed End Funds (cost $196,740)		$177,645
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,932	VanEck Agribusiness ETF		$133,134
	Total Exchange-Traded Funds (cost $141,238)		$133,134
	Total Long-Term Investments (cost $55,417,281)		$57,227,941
	Total Investments (cost $55,417,281)	95.7%	$57,227,941
	Other Assets and Liabilities	4.3%	2,579,852
	Net Assets	100.0%	$59,807,793
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

54

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2025, the Fund invested 20.3% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was $120,061, representing 0.2% of net assets.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	2	09/30/2025	$120,620	$(5,514)
California Carbon Allowance Vintage Future	10	12/24/2025	271,600	(77,066)
Copper Future	1	09/26/2025	116,425	(8,903)
Cotton No. 2 Future	5	12/08/2025	169,475	(3,781)
Gasoline RBOB Future	1	08/29/2025	80,703	(6,546)
Gold 100oz Future	1	12/29/2025	340,070	7,557
Live Cattle Future	1	10/31/2025	80,780	4,187
LME Copper Future	8	05/19/2025	1,828,390	(54,960)
LME Copper Future	4	07/14/2025	913,195	(2,742)
LME Copper Future	2	09/15/2025	455,634	(18,808)
LME Lead Future	1	05/19/2025	48,943	(1,350)
LME Lead Future	1	07/14/2025	49,001	(721)
LME Lead Future	1	09/15/2025	49,338	(3,426)
LME Nickel Future	3	05/19/2025	274,860	(24,172)
LME Nickel Future	3	07/14/2025	277,176	(11,658)
LME Nickel Future	2	09/15/2025	186,442	(14,445)
LME Primary Aluminum Future	3	05/19/2025	179,039	(18,875)
LME Zinc Future	2	05/19/2025	128,512	(20,637)
LME Zinc Future	1	07/14/2025	64,664	(6,805)
LME Zinc Future	3	09/15/2025	195,100	(11,228)
Milling Wheat Future	4	09/10/2025	46,730	(2,757)
Natural Gas Future	9	09/26/2025	341,370	15,578
Natural Gas Future	1	05/27/2026	39,480	1,067
NY Harbor ULSD Future	2	08/29/2025	167,765	(4,750)
Platinum Future	2	10/29/2025	97,930	(3,436)
SGX Iron ORE Future	21	05/30/2025	204,561	3,235
Soybean Future	5	11/14/2025	254,562	1,243
Soybean Oil Future	3	12/12/2025	87,354	11,051
U.K. Emissions Allowances Future	1	12/15/2025	62,917	7,231
Total				$(251,431)
Short position contracts:
Brent Crude Oil Future	(9)	07/31/2025	$(543,870)	$14,472
Carbon Emissions Future	(1)	12/15/2025	(75,391)	18,256
LME Copper Future	(8)	05/19/2025	(1,828,390)	5,008
LME Copper Future	(4)	07/14/2025	(913,195)	31,278
LME Copper Future	(1)	09/15/2025	(227,817)	(9,163)
LME Lead Future	(1)	05/19/2025	(48,943)	293
LME Lead Future	(1)	07/14/2025	(49,001)	998
LME Lead Future	(1)	09/15/2025	(49,338)	(1,148)
LME Nickel Future	(3)	05/19/2025	(274,860)	6,281
LME Nickel Future	(3)	07/14/2025	(277,176)	22,089
LME Nickel Future	(2)	09/15/2025	(186,442)	3,590
LME Primary Aluminum Future	(3)	05/19/2025	(179,039)	17,546
LME Zinc Future	(2)	05/19/2025	(128,512)	27,266
LME Zinc Future	(1)	07/14/2025	(64,664)	9,416
The accompanying notes are an integral part of these financial statements.

55

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
LME Zinc Future	(1)	09/15/2025	$(65,033)	$9,625
Total				$155,807
Total futures contracts				$(95,624)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
815,000	CAD	588,565	USD	CBK	05/30/2025	$3,555
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$798,517	$—	$798,517	$—
U.S. Government Securities	23,754,823	—	23,754,823	—
Common Stocks	32,363,822	21,337,049	11,026,773	—
Closed End Funds	177,645	177,645	—	—
Exchange-Traded Funds	133,134	133,134	—	—
Foreign Currency Contracts(2)	3,555	—	3,555	—
Futures Contracts(2)	217,267	217,267	—	—
Total	$57,448,763	$21,865,095	$35,583,668	$—
Liabilities
Futures Contracts(2)	$(312,891)	$(235,825)	$(77,066)	$—
Total	$(312,891)	$(235,825)	$(77,066)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.1%
	United States - 6.1%
	Federal Home Loan Mortgage Corp. - 0.9%
$ 37,948	4.50%, 09/01/2052	$36,358
49,255	5.00%, 09/01/2052	48,387
78,329	5.00%, 11/01/2052	76,908
75,422	5.50%, 01/01/2054	75,309
48,132	5.50%, 06/01/2054	48,048
41,717	6.00%, 01/01/2053	42,506
122,640	6.00%, 10/01/2053	124,530
539,374	6.00%, 10/01/2054	547,268
83,448	6.50%, 02/01/2054	85,937
		1,085,251
	Federal National Mortgage Association - 2.9%
17,322	4.50%, 06/01/2052	16,595
34,698	5.00%, 10/01/2052	34,078
94,361	5.00%, 04/01/2053	92,595
112,296	5.00%, 12/01/2053	110,171
294,997	5.00%, 10/01/2054	288,895
88,677	5.50%, 01/01/2053	88,761
212,187	5.50%, 12/01/2053	211,924
271,969	5.50%, 01/01/2054	271,596
223,120	5.50%, 02/01/2054	222,728
203,134	5.50%, 09/01/2054	202,777
477,395	5.50%, 01/01/2055	476,556
106,575	6.00%, 02/01/2053	108,407
252,047	6.00%, 11/01/2053	256,055
158,370	6.00%, 12/01/2053	160,870
284,521	6.00%, 01/01/2054	288,891
242,929	6.00%, 02/01/2054	246,680
91,506	6.00%, 09/01/2054	92,843
366,601	6.00%, 10/01/2054	371,976
35,629	6.50%, 10/01/2053	36,695
27,680	6.50%, 12/01/2053	28,508
7,577	6.50%, 02/01/2054	7,805
113,479	6.50%, 04/01/2054	116,865
		3,732,271
	Government National Mortgage Association - 2.3%
117,016	5.00%, 09/20/2053	114,935
493,059	5.00%, 10/20/2054	483,977
89,652	5.00%, 02/20/2055	87,835
81,302	5.50%, 05/20/2053	81,607
90,726	5.50%, 06/20/2053	90,918
86,977	5.50%, 12/20/2053	87,081
430,584	5.50%, 01/20/2054	431,011
531,085	5.50%, 10/20/2054	531,204
64,526	5.50%, 01/20/2055	64,540
119,378	5.50%, 02/20/2055	119,248
126,181	6.00%, 12/20/2052	127,732
173,755	6.00%, 12/20/2053	176,546
242,604	6.00%, 01/20/2054	246,315
35,651	6.00%, 05/20/2054	36,170
163,665	6.00%, 09/20/2054	165,664
14,390	6.50%, 01/20/2054	14,734
		2,859,517
	Total U.S. Government Agencies (cost $7,589,222)	$7,677,039
COMMON STOCKS - 53.7%
	Australia - 0.7%
2,646	ANZ Group Holdings Ltd.	$50,597
6,134	BlueScope Steel Ltd.	93,951
1,444	Commonwealth Bank of Australia	153,915
772	Macquarie Group Ltd.	95,400
2,556	National Australia Bank Ltd.	59,020
516	Rio Tinto Ltd.	38,606
1,413	Rio Tinto PLC	84,200
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	Australia - 0.7% - (continued)
11,982	Santos Ltd.	$46,063
1,940	Wesfarmers Ltd.	97,187
5,900	Westpac Banking Corp.	123,812
2,543	Woodside Energy Group Ltd.	33,148
1,789	Woolworths Group Ltd.	36,107
		912,006
	Austria - 0.0%
452	Erste Group Bank AG	30,610
	Belgium - 0.2%
1,459	Anheuser-Busch InBev SA	96,161
1,363	Groupe Bruxelles Lambert NV	112,440
		208,601
	Brazil - 0.4%
95	MercadoLibre, Inc.*	221,431
2,589	NU Holdings Ltd. Class A*	32,181
4,063	Petroleo Brasileiro SA ADR	45,871
2,107	Wheaton Precious Metals Corp.	175,930
1,801	Yara International ASA	58,449
		533,862
	Canada - 1.2%
836	Alimentation Couche-Tard, Inc.	43,637
514	Bank of Montreal	49,249
1,258	Bank of Nova Scotia	62,946
1,425	Canadian Imperial Bank of Commerce	89,876
473	Canadian National Railway Co.	45,808
3,405	Canadian Natural Resources Ltd.	97,709
1,407	Canadian Pacific Kansas City Ltd.	102,193
536	Canadian Tire Corp. Ltd. Class A	58,662
58	Constellation Software, Inc.	209,027
834	Enbridge, Inc.	39,002
1,023	Fortis, Inc.	50,660
2,044	Manulife Financial Corp.	62,643
400	Nutrien Ltd.	22,835
900	Onex Corp.	63,723
1,754	Open Text Corp.	47,482
1,357	Pembina Pipeline Corp.	51,874
1,369	Rogers Communications, Inc. Class B	35,690
659	Royal Bank of Canada	79,098
1,293	Shopify, Inc. Class A*	122,945
537	Sun Life Financial, Inc.	32,000
1,650	Suncor Energy, Inc.	58,275
652	TC Energy Corp.	32,941
1,036	Toronto-Dominion Bank	66,198
		1,524,473
	China - 1.6%
11,500	Alibaba Group Holding Ltd.	171,695
3,600	Baidu, Inc. Class A*	39,697
5,500	BYD Co. Ltd. Class H	261,229
170,000	CGN Power Co. Ltd. Class H(1)	54,113
45,000	China Life Insurance Co. Ltd. Class H	82,242
17,000	China Mengniu Dairy Co. Ltd.	42,341
13,000	China Merchants Bank Co. Ltd. Class H	70,910
14,500	China Resources Land Ltd.	48,787
2,100	Contemporary Amperex Technology Co. Ltd. Class A	67,145
3,700	JD.com, Inc. Class A	60,241
9,000	Li Ning Co. Ltd.	16,968
6,400	Meituan Class B*(1)	105,968
3,300	NetEase, Inc.	70,938
580	PDD Holdings, Inc. ADR*	61,231
4,000	Ping An Insurance Group Co. of China Ltd. Class H	23,940
2,150	Prosus NV*	100,802
10,900	Tencent Holdings Ltd.	667,635
The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	China - 1.6% - (continued)
5,500	Wuxi Biologics Cayman, Inc.*(1)	$15,975
1,330	Yum China Holdings, Inc.	57,602
		2,019,459
	Denmark - 0.3%
529	DSV AS	112,127
3,615	Novo Nordisk AS Class B	241,704
		353,831
	Finland - 0.0%
2,301	UPM-Kymmene OYJ	60,945
	France - 1.4%
517	Air Liquide SA	106,232
1,267	Airbus SE	214,998
1,814	AXA SA	85,795
1,572	BNP Paribas SA	133,195
318	Capgemini SE	50,769
485	Cie de Saint-Gobain SA	52,728
1,159	Eiffage SA	157,708
405	EssilorLuxottica SA	116,702
35	Hermes International SCA	96,256
93	Kering SA	18,921
965	Legrand SA	106,053
234	L'Oreal SA*	103,397
165	LVMH Moet Hennessy Louis Vuitton SE	91,398
285	Pernod Ricard SA	30,893
643	Safran SA	171,115
1,857	TotalEnergies SE	105,766
637	Vinci SA	89,478
		1,731,404
	Germany - 1.3%
394	adidas AG	90,656
281	Allianz SE	116,215
1,732	BASF SE*	88,452
1,167	Bayer AG	30,584
589	Bayerische Motoren Werke AG	49,958
676	Beiersdorf AG	95,247
1,889	Deutsche Post AG	80,713
3,567	Deutsche Telekom AG	128,118
2,356	Infineon Technologies AG	78,038
1,449	Mercedes-Benz Group AG	86,634
1,488	RWE AG	57,785
1,692	SAP SE	495,060
977	Siemens AG	224,965
329	Siemens Energy AG*	25,394
		1,647,819
	Greece - 0.1%
2,982	OPAP SA	66,258
	Hong Kong - 0.4%
23,400	AIA Group Ltd.	175,334
7,500	CK Asset Holdings Ltd.	30,640
3,900	Hang Seng Bank Ltd.	54,439
1,700	Hong Kong Exchanges & Clearing Ltd.	74,273
4,500	MTR Corp. Ltd.	15,536
4,786	Prudential PLC	50,888
3,000	Sun Hung Kai Properties Ltd.	28,459
2,500	Techtronic Industries Co. Ltd.	25,160
		454,729
	India - 0.9%
1,791	Axis Bank Ltd. GDR(2)	125,549
4,778	Dr. Reddy's Laboratories Ltd. ADR	66,510
5,113	GAIL India Ltd. GDR(2)	66,980
2,258	HDFC Bank Ltd. ADR	164,134
5,409	ICICI Bank Ltd. ADR	181,526
4,467	Infosys Ltd. ADR	78,619
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	India - 0.9% - (continued)
2,201	Larsen & Toubro Ltd. GDR(2)	$86,279
1,583	Mahindra & Mahindra Ltd.	54,847
2,506	Mahindra & Mahindra Ltd. GDR(2)	85,956
1,676	Reliance Industries Ltd. GDR(1)	109,443
21,075	Wipro Ltd. ADR	60,274
		1,080,117
	Indonesia - 0.2%
176,800	Bank Central Asia Tbk. PT	94,003
202,600	Indofood Sukses Makmur Tbk. PT	97,728
		191,731
	Ireland - 0.1%
461	Accenture PLC Class A	137,908
	Israel - 0.0%
3,490	Teva Pharmaceutical Industries Ltd. ADR*	54,130
	Italy - 0.4%
9,945	Enel SpA	86,213
3,418	Eni SpA	48,951
62	Ferrari NV	28,382
4,745	FinecoBank Banca Fineco SpA	94,952
52,248	Intesa Sanpaolo SpA	278,915
		537,413
	Japan - 2.8%
4,000	Astellas Pharma, Inc.	40,057
1,000	Bridgestone Corp.	41,815
2,200	Daiichi Sankyo Co. Ltd.	56,277
400	Daikin Industries Ltd.	45,569
1,900	FANUC Corp.	48,221
200	Fast Retailing Co. Ltd.	65,789
2,500	Hankyu Hanshin Holdings, Inc.	71,305
9,400	Hitachi Ltd.	232,326
8,000	Honda Motor Co. Ltd.	81,398
500	Hoya Corp.	58,833
2,000	ITOCHU Corp.	102,286
1,800	Kao Corp.	77,079
3,400	KDDI Corp.	60,260
400	Keyence Corp.	167,237
5,100	Kirin Holdings Co. Ltd.	77,146
5,300	Mitsubishi Corp.	100,629
11,100	Mitsubishi HC Capital, Inc.	78,523
3,800	Mitsubishi Heavy Industries Ltd.	74,909
15,300	Mitsubishi UFJ Financial Group, Inc.	192,767
4,300	Mitsui & Co. Ltd.	86,951
3,000	Murata Manufacturing Co. Ltd.	42,740
2,000	NIDEC Corp.	35,543
1,400	Nintendo Co. Ltd.	116,228
47,700	Nippon Telegraph & Telephone Corp.	49,860
4,000	ORIX Corp.	80,240
2,000	Otsuka Holdings Co. Ltd.	97,502
2,900	Recruit Holdings Co. Ltd.	160,704
4,800	Seven & i Holdings Co. Ltd.	70,659
400	Shimano, Inc.	56,354
2,400	Shin-Etsu Chemical Co. Ltd.	73,035
100	SMC Corp.	32,364
1,400	SoftBank Group Corp.	70,797
9,300	Sony Group Corp.	245,360
6,200	Sumitomo Mitsui Financial Group, Inc.	147,915
3,200	Takeda Pharmaceutical Co. Ltd.	96,795
3,200	Tokio Marine Holdings, Inc.	128,263
500	Tokyo Electron Ltd.	74,449
8,800	Toyota Motor Corp.	168,075
		3,506,260
	Jersey - 0.0%
708	Aptiv PLC*	40,399
The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	Malaysia - 0.1%
10,100	Hong Leong Bank Bhd.	$46,815
1,000	Nestle Malaysia Bhd.	20,153
27,000	Public Bank Bhd.	27,989
21,600	RHB Bank Bhd.	33,317
		128,274
	Mexico - 0.1%
46,764	America Movil SAB de CV Series B	40,467
15,975	Grupo Mexico SAB de CV Class B	82,895
14,658	Wal-Mart de Mexico SAB de CV	46,440
		169,802
	Netherlands - 0.5%
134	Argenx SE*	86,224
470	ASML Holding NV	314,638
870	Heineken NV	77,878
5,090	ING Groep NV	98,844
311	NXP Semiconductors NV	57,320
		634,904
	Norway - 0.1%
1,622	DNB Bank ASA	40,547
2,661	Equinor ASA	60,233
		100,780
	Philippines - 0.0%
3,700	SM Investments Corp.	57,596
	Singapore - 0.3%
7,910	DBS Group Holdings Ltd.	256,989
17,100	Keppel Ltd.	85,974
1,300	STMicroelectronics NV	29,553
		372,516
	South Africa - 0.2%
2,965	Anglo American PLC	80,939
17,813	FirstRand Ltd.	69,744
8,133	Remgro Ltd.	70,081
		220,764
	South Korea - 0.5%
53	Alteogen, Inc.*	13,073
228	Hanwha Aerospace Co. Ltd.	128,137
1,713	KB Financial Group, Inc. ADR	107,885
715	Kia Corp.	45,441
402	POSCO Holdings, Inc. ADR	18,303
279	Samsung Electronics Co. Ltd. GDR(2)	269,514
2,624	Shinhan Financial Group Co. Ltd. ADR	94,411
		676,764
	Spain - 0.5%
16,815	Banco Bilbao Vizcaya Argentaria SA	230,770
21,926	Banco Santander SA	154,378
12,235	Iberdrola SA	220,546
603	Industria de Diseno Textil SA	32,426
		638,120
	Sweden - 0.3%
6,927	Atlas Copco AB Class A	107,221
5,458	Investor AB Class B	161,712
2,614	Volvo AB Class B	71,058
		339,991
	Switzerland - 0.9%
2,544	ABB Ltd.	134,351
585	Baloise Holding AG	130,146
4	Chocoladefabriken Lindt & Spruengli AG	58,296
856	Cie Financiere Richemont SA Class A	151,260
156	Geberit AG	108,064
12	Givaudan SA	57,892
102	Lonza Group AG	73,288
47	Partners Group Holding AG	61,583
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	Switzerland - 0.9% - (continued)
488	Sika AG	$121,955
540	TE Connectivity PLC	79,045
3,614	UBS Group AG	109,704
81	Zurich Insurance Group AG	57,451
		1,143,035
	Taiwan - 0.9%
4,030	Chunghwa Telecom Co. Ltd. ADR	162,973
9,816	Hon Hai Precision Industry Co. Ltd. GDR(2)	85,792
10,000	Taiwan Semiconductor Manufacturing Co. Ltd.	283,345
3,148	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	524,740
11,565	United Microelectronics Corp. ADR	81,418
		1,138,268
	Thailand - 0.0%
32,700	Airports of Thailand PCL NVDR	37,343
	United Kingdom - 1.8%
1,830	AstraZeneca PLC	262,178
6,529	BAE Systems PLC	151,359
32,729	Barclays PLC	130,381
9,500	CK Hutchison Holdings Ltd.	53,571
2,525	Compass Group PLC	85,130
3,881	Diageo PLC	108,980
414	Flutter Entertainment PLC*	99,770
29,399	HSBC Holdings PLC	327,426
171,918	Lloyds Banking Group PLC	168,905
378	London Stock Exchange Group PLC	58,859
4,128	National Grid PLC	59,584
225	Next PLC	37,120
651	Reckitt Benckiser Group PLC	42,020
3,877	RELX PLC	211,588
2,418	Severn Trent PLC	89,943
3,777	Standard Chartered PLC	54,401
10,357	Tesco PLC	51,257
3,000	Unilever PLC	191,010
30,148	Vodafone Group PLC	29,626
		2,213,108
	United States - 35.5%
504	3M Co.	70,011
1,270	Abbott Laboratories	166,052
1,595	AbbVie, Inc.	311,184
431	Adobe, Inc.*	161,616
1,688	Advanced Micro Devices, Inc.*	164,327
873	Aflac, Inc.	94,878
321	Agilent Technologies, Inc.	34,540
197	Air Products & Chemicals, Inc.	53,405
443	Airbnb, Inc. Class A*	54,011
1,083	Alcon AG	105,225
7,365	Alphabet, Inc. Class A	1,169,562
3,547	Alphabet, Inc. Class C	570,677
8,142	Amazon.com, Inc.*	1,501,548
3,158	Amcor PLC	29,054
358	American Electric Power Co., Inc.	38,786
853	American Express Co.	227,248
1,324	American International Group, Inc.	107,932
316	American Tower Corp. REIT	71,230
293	American Water Works Co., Inc.	43,074
201	Ameriprise Financial, Inc.	94,675
480	AMETEK, Inc.	81,398
397	Amgen, Inc.	115,495
1,883	Amphenol Corp. Class A	144,897
332	Analog Devices, Inc.	64,713
209	ANSYS, Inc.*	67,273
134	Aon PLC Class A	47,542
12,588	Apple, Inc.	2,674,950
634	Applied Materials, Inc.	95,550
213	AppLovin Corp. Class A*	57,363
The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
787	Archer-Daniels-Midland Co.	$37,579
1,968	Arista Networks, Inc.*	161,907
654	ARM Holdings PLC ADR*	74,589
292	Arthur J Gallagher & Co.	93,641
4,790	AT&T, Inc.	132,683
712	Atmos Energy Corp.	114,369
237	Autodesk, Inc.*	64,997
381	Automatic Data Processing, Inc.	114,529
24	AutoZone, Inc.*	90,302
735	Ball Corp.	38,176
4,715	Bank of America Corp.	188,034
213	Becton Dickinson & Co.	44,110
851	Berkshire Hathaway, Inc. Class B*	453,796
87	Biogen, Inc.*	10,534
128	Bio-Rad Laboratories, Inc. Class A*	31,242
217	Blackrock, Inc.	198,394
648	Blackstone, Inc.	85,348
780	Block, Inc.*	45,607
529	Boeing Co.*	96,934
62	Booking Holdings, Inc.	316,155
2,445	Boston Scientific Corp.*	251,517
16,905	BP PLC	78,057
3,385	Bristol-Myers Squibb Co.	169,927
4,138	Broadcom, Inc.	796,441
445	Cadence Design Systems, Inc.*	132,494
587	Capital One Financial Corp.	105,813
1,631	Carrier Global Corp.	102,003
375	Caterpillar, Inc.	115,976
688	CBRE Group, Inc. Class A*	84,060
913	Centene Corp.*	54,643
1,578	CenterPoint Energy, Inc.	61,195
1,302	Charles Schwab Corp.	105,983
113	Charter Communications, Inc. Class A*	44,280
354	Cheniere Energy, Inc.	81,813
1,227	Chevron Corp.	166,946
1,703	Chipotle Mexican Grill, Inc.*	86,036
632	Chubb Ltd.	180,803
308	Cigna Group	104,732
442	Cintas Corp.	93,563
2,957	Cisco Systems, Inc.	170,708
1,490	Citigroup, Inc.	101,886
239	CME Group, Inc.	66,222
4,458	Coca-Cola Co.	323,428
895	Cognizant Technology Solutions Corp. Class A	65,845
648	Colgate-Palmolive Co.	59,739
3,389	Comcast Corp. Class A	115,904
1,618	ConocoPhillips	144,196
508	Consolidated Edison, Inc.	57,277
261	Constellation Energy Corp.	58,318
2,156	Copart, Inc.*	131,581
1,038	Corteva, Inc.	64,346
604	CoStar Group, Inc.*	44,799
350	Costco Wholesale Corp.	348,075
3,525	Coterra Energy, Inc.	86,574
350	Crowdstrike Holdings, Inc. Class A*	150,104
595	Crown Castle, Inc. REIT	62,927
563	CSL Ltd.	90,369
1,954	CSX Corp.	54,849
1,316	CVS Health Corp.	87,790
512	Danaher Corp.	102,057
451	Darden Restaurants, Inc.	90,489
301	Deere & Co.	139,532
1,769	Devon Energy Corp.	53,795
477	Dexcom, Inc.*	34,048
423	Discover Financial Services	77,269
247	Dollar Tree, Inc.*	20,197
482	Dominion Energy, Inc.	26,211
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
1,114	Dow, Inc.	$34,077
553	DR Horton, Inc.	69,866
472	Duke Energy Corp.	57,593
616	DuPont de Nemours, Inc.	40,650
344	Eaton Corp. PLC	101,263
874	eBay, Inc.	59,572
485	Ecolab, Inc.	121,944
650	Edwards Lifesciences Corp.*	49,068
214	Elevance Health, Inc.	90,004
750	Eli Lilly & Co.	674,212
866	Emerson Electric Co.	91,025
501	EOG Resources, Inc.	55,275
92	Equinix, Inc. REIT	79,189
282	Essex Property Trust, Inc. REIT	78,720
336	Estee Lauder Cos., Inc. Class A	20,147
911	Evergy, Inc.	62,950
986	Exelon Corp.	46,243
1,305	Experian PLC	64,925
3,092	Exxon Mobil Corp.	326,608
16	Fair Isaac Corp.*	31,835
250	FedEx Corp.	52,582
901	Fidelity National Information Services, Inc.	71,071
178	First Solar, Inc.*	22,396
712	Fiserv, Inc.*	131,414
4,874	Ford Motor Co.	48,789
1,599	Fortinet, Inc.*	165,912
3,588	Freeport-McMoRan, Inc.	129,276
105	Gartner, Inc.*	44,213
335	GE HealthCare Technologies, Inc.	23,561
424	GE Vernova, Inc.	157,228
222	General Dynamics Corp.	60,411
1,468	General Electric Co.	295,861
793	General Mills, Inc.	44,995
2,143	General Motors Co.	96,949
1,081	Gilead Sciences, Inc.	115,170
310	Global Payments, Inc.	23,656
233	Goldman Sachs Group, Inc.	127,579
7,485	GSK PLC	148,073
17,695	Haleon PLC	89,039
1,207	Halliburton Co.	23,923
289	HCA Healthcare, Inc.	99,728
280	Hershey Co.	46,813
405	Hilton Worldwide Holdings, Inc.	91,319
678	Home Depot, Inc.	244,412
466	Honeywell International, Inc.	98,093
606	Howmet Aerospace, Inc.	83,979
1,813	HP, Inc.	46,358
122	Humana, Inc.	31,993
126	IDEXX Laboratories, Inc.*	54,514
244	Illinois Tool Works, Inc.	58,538
269	Illumina, Inc.*	20,874
3,182	Intel Corp.	63,958
594	Intercontinental Exchange, Inc.	99,774
860	International Business Machines Corp.	207,965
487	International Flavors & Fragrances, Inc.	38,210
1,866	Interpublic Group of Cos., Inc.	46,874
340	Intuit, Inc.	213,340
397	Intuitive Surgical, Inc.*	204,773
2,404	Invitation Homes, Inc. REIT	82,193
231	IQVIA Holdings, Inc.*	35,821
1,522	Johnson & Johnson	237,904
791	Johnson Controls International PLC	66,365
2,981	JP Morgan Chase & Co.	729,212
303	Keysight Technologies, Inc.*	44,056
358	Kimberly-Clark Corp.	47,177
1,636	Kinder Morgan, Inc.	43,027
1,138	KKR & Co., Inc.	130,039
The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
143	KLA Corp.	$100,485
233	L3Harris Technologies, Inc.	51,265
1,203	Lam Research Corp.	86,219
532	Lennar Corp. Class A	57,781
398	Liberty Media Corp.-Liberty Formula One Class C*	35,291
531	Linde PLC	240,665
608	Live Nation Entertainment, Inc.*	80,530
476	Lowe's Cos., Inc.	106,415
114	Lululemon Athletica, Inc.*	30,868
561	LyondellBasell Industries NV Class A	32,656
445	Marathon Petroleum Corp.	61,147
349	Marriott International, Inc. Class A	83,264
319	Marsh & McLennan Cos., Inc.	71,925
171	Martin Marietta Materials, Inc.	89,601
949	Marvell Technology, Inc.	55,393
542	Mastercard, Inc. Class A	297,048
470	McDonald's Corp.	150,235
173	McKesson Corp.	123,313
1,050	Medtronic PLC	88,998
1,701	Merck & Co., Inc.	144,925
2,134	Meta Platforms, Inc. Class A	1,171,566
440	MetLife, Inc.	33,163
575	Microchip Technology, Inc.	26,496
833	Micron Technology, Inc.	64,099
6,100	Microsoft Corp.	2,411,086
328	Moderna, Inc.*	9,361
1,720	Mondelez International, Inc. Class A	117,184
1,078	Monster Beverage Corp.*	64,809
280	Moody's Corp.	126,874
1,789	Morgan Stanley	206,486
340	Motorola Solutions, Inc.	149,733
130	MSCI, Inc.	70,864
2,325	Nestle SA	247,467
523	Netflix, Inc.*	591,890
3,184	News Corp. Class A	86,350
2,929	NextEra Energy, Inc.	195,892
1,003	NIKE, Inc. Class B	56,569
260	Norfolk Southern Corp.	58,253
131	Northrop Grumman Corp.	63,731
2,268	Novartis AG	258,682
323	Nucor Corp.	38,556
21,752	NVIDIA Corp.	2,369,228
726	Occidental Petroleum Corp.	28,612
988	ONEOK, Inc.	81,174
1,591	Oracle Corp.	223,886
129	O'Reilly Automotive, Inc.*	182,561
655	Otis Worldwide Corp.	63,057
650	PACCAR, Inc.	58,636
1,876	Palantir Technologies, Inc. Class A*	222,193
625	Palo Alto Networks, Inc.*	116,831
329	Parker-Hannifin Corp.	199,065
578	Paychex, Inc.	85,035
734	PayPal Holdings, Inc.*	48,327
1,080	PepsiCo, Inc.	146,426
3,811	Pfizer, Inc.	93,026
428	Phillips 66	44,538
708	PNC Financial Services Group, Inc.	113,769
348	PPG Industries, Inc.	37,883
2,406	Procter & Gamble Co.	391,143
501	Progressive Corp.	141,152
786	Prologis, Inc. REIT	80,329
305	Prudential Financial, Inc.	31,327
700	Public Service Enterprise Group, Inc.	55,951
195	Public Storage REIT	58,584
749	QUALCOMM, Inc.	111,197
89	Regeneron Pharmaceuticals, Inc.	53,290
238	ResMed, Inc.	56,308
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
801	Roche Holding AG	$261,916
170	Roper Technologies, Inc.	95,214
421	Ross Stores, Inc.	58,519
531	RTX Corp.	66,975
222	S&P Global, Inc.	111,011
942	Salesforce, Inc.	253,125
934	Sanofi SA	102,172
179	SBA Communications Corp. REIT	43,569
1,161	Schlumberger NV	38,603
986	Schneider Electric SE	230,375
1,472	SEI Investments Co.	115,243
657	Sempra	48,795
239	ServiceNow, Inc.*	228,247
275	SharkNinja, Inc.*	22,137
7,839	Shell PLC	253,722
352	Sherwin-Williams Co.	124,228
821	Simon Property Group, Inc. REIT	129,209
407	Snowflake, Inc. Class A*	64,912
136	Solventum Corp.*	8,992
747	Southern Co.	68,642
271	Spotify Technology SA*	166,389
1,000	Starbucks Corp.	80,050
3,247	Stellantis NV	30,215
445	Stryker Corp.	166,394
180	Synopsys, Inc.*	82,622
953	Sysco Corp.	68,044
472	T. Rowe Price Group, Inc.	41,796
701	Targa Resources Corp.	119,801
386	Target Corp.	37,326
177	Teledyne Technologies, Inc.*	82,487
2,124	Tesla, Inc.*	599,308
955	Texas Instruments, Inc.	152,848
439	Thermo Fisher Scientific, Inc.	188,331
1,437	TJX Cos., Inc.	184,913
739	T-Mobile U.S., Inc.	182,496
547	Trade Desk, Inc. Class A*	29,336
332	Trane Technologies PLC	127,259
76	TransDigm Group, Inc.	107,393
1,054	Trimble, Inc.*	65,496
2,163	U.S. Bancorp	87,255
2,244	Uber Technologies, Inc.*	181,786
411	Union Pacific Corp.	88,636
538	United Parcel Service, Inc. Class B	51,271
860	UnitedHealth Group, Inc.	353,838
362	Valero Energy Corp.	42,025
233	Veeva Systems, Inc. Class A*	54,450
1,418	Ventas, Inc. REIT	99,373
483	VeriSign, Inc.*	136,264
209	Verisk Analytics, Inc.	61,954
2,876	Verizon Communications, Inc.	126,717
253	Vertex Pharmaceuticals, Inc.*	128,903
1,589	Visa, Inc. Class A	548,999
185	Vistra Corp.	23,982
333	Vulcan Materials Co.	87,356
3,871	Walmart, Inc.	376,455
1,562	Walt Disney Co.	142,064
3,656	Warner Bros Discovery, Inc.*	31,698
554	Waste Connections, Inc.	109,487
267	Waste Management, Inc.	62,307
481	WEC Energy Group, Inc.	52,679
2,527	Wells Fargo & Co.	179,442
1,180	Williams Cos., Inc.	69,113
290	Workday, Inc. Class A*	71,050
558	Xcel Energy, Inc.	39,451
The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
356	Yum! Brands, Inc.		$53,557
426	Zoetis, Inc.		66,626
			44,946,043
	Total Common Stocks (cost $61,570,741)		$67,909,263
EXCHANGE-TRADED FUNDS - 24.3%
	Other Investment Pools & Funds - 24.3%
47,651	iShares iBoxx $ High Yield Corporate Bond ETF		$3,745,369
87,082	iShares iBoxx $ Investment Grade Corporate Bond ETF		9,403,114
31,404	iShares MSCI EAFE Value ETF		1,914,388
19,803	SPDR Bloomberg High Yield Bond ETF		1,875,542
114,044	SPDR Gold MiniShares Trust*		7,442,511
260,984	VanEck J. P. Morgan EM Local Currency Bond ETF		6,386,279
	Total Exchange-Traded Funds (cost $28,225,220)		$30,767,203
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
87,001	Itausa SA (Preference Shares)(3)		$164,033
	Total Preferred Stocks (cost $141,179)		$164,033
	Total Long-Term Investments (cost $97,526,362)		$106,517,538
SHORT-TERM INVESTMENTS - 11.5%
	U.S. Treasury Securities - 11.5%
	U.S. Treasury Bills - 11.5%
$ 1,283,000	4.13%, 06/05/2025(4)		$1,277,772
6,100,000	4.13%, 07/24/2025(4)		6,040,652
3,760,000	4.17%, 07/03/2025(4)		3,732,397
3,580,000	4.20%, 07/10/2025(4)		3,550,797
			14,601,618
	Total Short-Term Investments (cost $14,602,340)		$14,601,618
	Total Investments (cost $112,128,702)	95.7%	$121,119,156
	Other Assets and Liabilities	4.3%	5,433,945
	Net Assets	100.0%	$126,553,101
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2025, the Fund invested 8.4% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$285,499, representing 0.2% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $720,070, representing 0.6% of net assets.

(3)	Currently no rate available.
(4)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
DAX Index Future	6	06/20/2025	$3,841,213	$201,719
Euro-BUND Future	32	06/06/2025	4,777,185	10,350
IFSC NIFTY 50 Index Future	25	05/29/2025	1,219,725	860
MSCI Emerging Markets Index Future	22	06/20/2025	1,247,400	(11,915)
MSCI World Value Index Future	37	06/20/2025	5,254,740	(127,298)
U.S. Treasury 5-Year Note Future	227	06/30/2025	24,787,336	202,055
U.S. Treasury 10-Year Ultra Future	72	06/18/2025	8,260,875	75,389
Total				$351,160
Short position contracts:
E-Mini Energy Select Sector Future	(38)	06/20/2025	$(3,215,560)	$(96,334)
MSCI Emerging Markets Index Future	(23)	06/20/2025	(1,276,500)	(9,632)
The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
S&P 500 (E-Mini) Future	(15)	06/20/2025	$(4,190,250)	$(202,141)
Total				$(308,107)
Total futures contracts				$43,053

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S44.V1	USD	4,227,927	(5.00%)	06/20/2030	Quarterly	$—	$(239,194)	$(170,494)	$68,700
CDX.NA.IG.S44.V1	USD	5,950,000	(1.00%)	06/20/2030	Quarterly	—	(118,230)	(92,553)	25,677
Total centrally cleared credit default swap contracts						$—	$(357,424)	$(263,047)	$94,377

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,907,000	AUD	2,477,093	USD	UBS	05/22/2025	$26,112
2,905,000	AUD	1,855,656	USD	GSC	05/22/2025	5,570
11,790,000	EUR	13,437,123	USD	BCLY	05/22/2025	(62,545)
1,833,000	GBP	2,451,450	USD	BCLY	05/22/2025	(8,443)
867,605,000	JPY	6,093,331	USD	UBS	05/22/2025	(9,840)
115,000	NZD	68,093	USD	UBS	05/22/2025	262
388,000	SGD	295,657	USD	HSBC	05/05/2025	1,504
22,805,000	ZAR	1,221,001	USD	BCLY	05/22/2025	2,818
726,580	USD	1,146,000	AUD	UBS	05/22/2025	(7,659)
1,857,824	USD	2,574,000	CAD	MSC	05/22/2025	(11,452)
4,191,378	USD	5,806,000	CAD	BCLY	05/22/2025	(25,023)
1,811,197	USD	1,477,000	CHF	UBS	05/22/2025	16,772
3,839,853	USD	27,962,000	CNY	HSBC	05/22/2025	(16,880)
130,067	USD	852,000	DKK	GSC	05/22/2025	566
6,046,136	USD	5,305,000	EUR	BCLY	05/22/2025	28,143
1,816,125	USD	1,596,000	EUR	GSC	05/22/2025	5,622
246,059	USD	185,000	GBP	HSBC	05/22/2025	(507)
2,421,337	USD	1,830,000	GBP	BCLY	05/22/2025	(17,671)
2,036,891	USD	15,796,000	HKD	GSC	05/22/2025	(465)
1,810,748	USD	257,435,000	JPY	MSC	05/22/2025	5,660
3,408,474	USD	485,319,000	JPY	UBS	05/22/2025	5,504
55,916	USD	544,000	SEK	BCLY	05/22/2025	(444)
204,290	USD	1,980,000	SEK	MSC	05/22/2025	(845)
290,821	USD	388,000	SGD	BCLY	05/05/2025	(6,340)
295,948	USD	388,000	SGD	HSBC	05/22/2025	(1,504)
Total foreign currency contracts						$(71,085)

Foreign Cross Currency Contracts Outstanding at April 30, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
JPY	3,195,378	HSBC	05/22/2025	SGD	3,215,747	$(20,369)
The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$7,677,039	$—	$7,677,039	$—
Common Stocks	67,909,263	48,199,429	19,709,834	—
Exchange-Traded Funds	30,767,203	30,767,203	—	—
Preferred Stocks	164,033	164,033	—	—
Short-Term Investments	14,601,618	—	14,601,618	—
Foreign Currency Contracts(2)	98,533	—	98,533	—
Futures Contracts(2)	490,373	490,373	—	—
Swaps - Credit Default(2)	94,377	—	94,377	—
Total	$121,802,439	$79,621,038	$42,181,401	$—
Liabilities
Foreign Currency Contracts(2)	$(189,987)	$—	$(189,987)	$—
Futures Contracts(2)	(447,320)	(447,320)	—	—
Total	$(637,307)	$(447,320)	$(189,987)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

64

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
UBS	UBS AG
WFB	Wells Fargo Bank NA
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.EM.HY	Credit Derivatives Emerging Markets High Yield
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
IFSC	International Financial Services Centre
ITRAXX-XOVER	iTraxx Europe Crossover
MIB	Milano Italia Borsa
NIFTY	National Stock Exchange Fifty
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
JSC	Joint Stock Company
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced
Tbk	Terbuka
ULSD	Ultra-Low Sulfur Diesel

65

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Assets:
Investments in securities, at market value(1)	$11,343,840,097	$—	$—	$—
Repurchase agreements	67,535,427	—	—	—
Investments in affiliated investment companies, at market value	—	1,307,903,824	142,210,291	517,823,698
Cash	263,780,387	2,448,448	288,279	1,003,365
Foreign currency	1,074,406	—	—	—
Unrealized appreciation on foreign currency contracts	509,908	—	—	—
Receivables:
Investment securities sold	78,864,543	515,472	—	185,634
Fund shares sold	7,970,199	241,748	2,775	41,567
Dividends and interest	81,608,411	1,775,152	190,355	173,685
Securities lending income	1,282	—	—	—
Variation margin on centrally cleared swap contracts	85,340	—	—	—
Tax reclaims	4,377,514	—	37,206	—
Other assets	170,729	64,737	70,060	66,111
Total assets	11,849,818,243	1,312,949,381	142,798,966	519,294,060
Liabilities:
Unrealized depreciation on foreign currency contracts	2,486,728	—	—	—
Obligation to return securities lending collateral	52,693,196	—	—	—
Payables:
Investment securities purchased	100,838,896	—	120	—
Fund shares redeemed	9,362,723	711,455	2,560	219,314
Investment management fees	5,117,716	—	—	41,293
Transfer agent fees	2,061,820	314,301	41,277	170,426
Accounting services fees	482,766	58,910	8,523	26,562
Chief Compliance Officer fees	12,611	1,419	146	546
Board of Directors' fees	44,083	4,871	403	1,798
Variation margin on futures contracts	323,812	—	—	—
Distribution fees	177,788	27,797	3,083	11,141
Accrued expenses	363,694	53,951	22,989	31,897
Total liabilities	173,965,833	1,172,704	79,101	502,977
Net assets	$11,675,852,410	$1,311,776,677	$142,719,865	$518,791,083
Summary of Net Assets:
Capital stock and paid-in-capital	$10,900,932,945	$1,163,049,476	$163,155,428	$394,193,972
Distributable earnings (loss)	774,919,465	148,727,201	(20,435,563)	124,597,111
Net assets	$11,675,852,410	$1,311,776,677	$142,719,865	$518,791,083
Shares authorized	1,990,000,000	850,000,000	450,000,000	400,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$14.29	$9.76	$11.22	$14.60
Maximum offering price per share	15.12	10.33	11.87	15.45
Shares outstanding	309,433,946	119,634,944	10,929,709	33,004,195
Net Assets	$4,420,559,689	$1,167,155,137	$122,621,039	$481,708,724
Class C:Net asset value per share	$14.02	$9.68	$11.14	$14.58
Shares outstanding	70,487,568	4,277,019	533,055	866,219
Net Assets	$987,904,169	$41,407,403	$5,937,251	$12,629,419
Class I:Net asset value per share	$14.29	$9.78	$11.23	$14.48
Shares outstanding	237,310,559	8,804,938	851,829	826,521
Net Assets	$3,391,351,589	$86,098,304	$9,564,052	$11,967,242
Class R3:Net asset value per share	$14.37	$9.70	$11.20	$14.16
Shares outstanding	7,964,525	1,041,714	146,851	372,477
Net Assets	$114,411,030	$10,102,267	$1,645,015	$5,272,499
Class R4:Net asset value per share	$14.37	$9.71	$11.18	$14.52
Shares outstanding	3,611,759	376,975	66,593	122,619
Net Assets	$51,916,868	$3,659,475	$744,475	$1,780,500
Class R5:Net asset value per share	$14.39	$9.55	$11.21	$14.62
Shares outstanding	2,544,382	166,699	139,316	299,834
Net Assets	$36,624,441	$1,592,096	$1,561,660	$4,382,971
The accompanying notes are an integral part of these financial statements.

66

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Class R6:Net asset value per share	$14.50	$—	$—	$—
Shares outstanding	17,269,963	—	—	—
Net Assets	$250,492,116	$—	$—	$—
Class Y:Net asset value per share	$14.51	$—	$11.23	$—
Shares outstanding	3,454,723	—	39,505	—
Net Assets	$50,129,660	$—	$443,479	$—
Class F:Net asset value per share	$14.30	$9.78	$11.24	$14.49
Shares outstanding	165,915,811	180,222	18,059	72,421
Net Assets	$2,372,462,848	$1,761,995	$202,894	$1,049,728
Cost of investments	$10,876,790,993	$—	$—	$—
Cost of investments in affiliated investments	$—	$1,181,224,969	$137,728,320	$439,654,528
Cost of foreign currency	$1,075,986	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$50,403,428	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

67

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Assets:
Investments in securities, at market value	$—	$554,337,814	$57,227,941	$121,119,156
Repurchase agreements	—	4,440,095	—	—
Investments in affiliated investment companies, at market value	302,284,457	—	—	—
Cash	589,895	19,013,025	1,774,503	5,884,940
Cash collateral due from broker on futures contracts	—	—	480,000	1,984,713
Cash collateral due from broker on swap contracts	—	410,000	—	331,437
Foreign currency	—	1,604,054	92,324	75,470
Unrealized appreciation on OTC swap contracts	—	136,733	—	—
Unrealized appreciation on foreign currency contracts	—	294,829	3,555	98,533
Receivables:
From affiliates	—	—	15,838	949
Investment securities sold	429,402	42,662,422	103,223	5,345
Fund shares sold	9,732	67,023	4,929	—
Dividends and interest	266,623	3,926,524	135,210	124,021
Variation margin on futures contracts	—	34,612	—	85,528
Variation margin on centrally cleared swap contracts	—	—	—	26,721
Tax reclaims	—	477,245	57,251	9,944
Other assets	65,660	76,349	89,891	13,728
Total assets	303,645,769	627,480,725	59,984,665	129,760,485
Liabilities:
Unrealized depreciation on foreign currency contracts	—	853,039	—	189,987
Unrealized depreciation on OTC swap contracts	—	4,903	—	—
TBA sale commitments, at market value	—	21,580,196	—	—
Unfunded loan commitments	—	11,676	—	—
Payables:
Investment securities purchased	—	54,890,062	—	2,924,466
Fund shares redeemed	437,037	188,994	6,039	—
Investment management fees	24,324	260,647	38,583	55,779
Transfer agent fees	91,797	184,086	18,714	89
Accounting services fees	16,324	30,555	4,475	3,824
Chief Compliance Officer fees	321	597	81	70
Board of Directors' fees	1,073	2,076	324	153
Variation margin on futures contracts	—	—	75,915	—
Variation margin on centrally cleared swap contracts	—	50,633	—	—
Foreign taxes	—	13,627	—	272
Distribution fees	6,446	10,269	499	—
Distributions payable	—	221	—	—
Written options	—	575,162	—	—
Accrued expenses	24,200	58,026	32,242	32,744
Total liabilities	601,522	78,714,769	176,872	3,207,384
Net assets	$303,044,247	$548,765,956	$59,807,793	$126,553,101
Summary of Net Assets:
Capital stock and paid-in-capital	$253,387,066	$573,544,535	$158,797,445	$119,714,097
Distributable earnings (loss)	49,657,181	(24,778,579)	(98,989,652)	6,839,004
Net assets	$303,044,247	$548,765,956	$59,807,793	$126,553,101
Shares authorized	400,000,000	845,000,000	710,000,000	350,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0001
Class A:Net asset value per share	$12.86	$18.79	$8.85	$—
Maximum offering price per share	13.61	19.88	9.37	—
Shares outstanding	20,635,670	23,228,179	2,517,154	—
Net Assets	$265,396,563	$436,430,785	$22,281,873	$—
Class C:Net asset value per share	$12.83	$18.95	$8.60	$—
Shares outstanding	525,864	821,945	49,151	—
Net Assets	$6,745,178	$15,577,664	$422,535	$—
The accompanying notes are an integral part of these financial statements.

68

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Class I:Net asset value per share	$12.92	$18.72	$8.86	$11.23
Shares outstanding	631,490	2,191,310	1,361,964	11,212
Net Assets	$8,157,150	$41,031,028	$12,071,853	$125,921
Class R3:Net asset value per share	$12.64	$19.18	$8.91	$—
Shares outstanding	766,742	31,593	14,943	—
Net Assets	$9,694,113	$605,997	$133,119	$—
Class R4:Net asset value per share	$12.89	$19.21	$8.90	$—
Shares outstanding	219,907	30,224	2,852	—
Net Assets	$2,834,900	$580,482	$25,388	$—
Class R5:Net asset value per share	$12.93	$19.17	$8.78	$—
Shares outstanding	732,465	4,730	8,735	—
Net Assets	$9,470,796	$90,686	$76,722	$—
Class R6:Net asset value per share	$—	$19.16	$8.85	$—
Shares outstanding	—	9,209	17,307	—
Net Assets	$—	$176,472	$153,249	$—
Class Y:Net asset value per share	$—	$19.19	$8.86	$—
Shares outstanding	—	123,620	1,777,395	—
Net Assets	$—	$2,371,655	$15,741,396	$—
Class F:Net asset value per share	$12.92	$18.70	$8.86	$—
Shares outstanding	57,713	2,775,419	1,004,275	—
Net Assets	$745,547	$51,901,187	$8,901,658	$—
Class SDR:Net asset value per share	$—	$—	$—	$11.22
Shares outstanding	—	—	—	11,264,345
Net Assets	$—	$—	$—	$126,427,180
Cost of investments	$—	$559,023,217	$55,417,281	$112,128,702
Cost of investments in affiliated investments	$271,824,643	$—	$—	$—
Cost of foreign currency	$—	$1,608,708	$103,394	$75,357
Proceeds of TBA sale commitments	$—	$21,430,298	$—	$—
Written option contracts premiums received	$—	$462,079	$—	$—
The accompanying notes are an integral part of these financial statements.

69

Hartford Multi-Strategy Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Investment Income:
Dividends	$81,446,235	$—	$15,645	$—
Dividends from affiliated investment companies	—	20,405,067	2,909,164	6,523,002
Interest	187,227,192	69,812	8,830	21,972
Securities lending — net	98,408	—	—	—
Less: Foreign tax withheld	(1,122,235)	—	(656)	—
Total investment income, net	267,649,600	20,474,879	2,932,983	6,544,974
Expenses:
Investment management fees	31,937,277	—	—	266,565
Transfer agent fees
Class A	1,701,387	559,344	79,839	335,031
Class C	527,962	30,708	6,208	15,783
Class I	1,729,906	58,139	4,638	7,107
Class R3	124,176	11,046	1,914	5,885
Class R4	44,715	2,932	633	1,599
Class R5	20,225	920	837	2,319
Class R6	4,976	—	—	—
Class Y	25,687	—	306	—
Class F	16,046	39	5	20
Distribution fees
Class A	5,535,631	1,527,179	156,652	620,552
Class C	5,517,550	230,109	36,010	68,833
Class R3	296,399	25,929	4,413	13,914
Class R4	68,817	4,603	990	2,416
Custodian fees	81,198	995	278	573
Registration and filing fees	134,017	53,834	58,692	52,466
Accounting services fees	911,770	112,181	14,508	49,431
Board of Directors' fees	149,409	17,189	1,695	6,635
Chief Compliance Officer fees	12,196	1,405	140	544
Audit and tax fees	36,503	11,928	12,169	11,926
Other expenses	492,686	66,323	12,897	33,609
Total expenses (before waivers, reimbursements and fees paid indirectly)	49,368,533	2,714,803	392,824	1,495,208
Transfer agent fee waivers	(187,159)	—	—	—
Distribution fee reimbursements	(7,221)	(7,803)	(2,983)	(13,098)
Commission recapture	(19,009)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(213,389)	(7,803)	(2,983)	(13,098)
Total expenses	49,155,144	2,707,000	389,841	1,482,110
Net Investment Income (Loss)	218,494,456	17,767,879	2,543,142	5,062,864
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	—	82,319,436	1,711,906	13,949,969
Investments	263,152,141	—	—	—
Less: Foreign taxes paid on realized capital gains	(66)	—	—	—
Investments in affiliated investment companies	—	(11,556,536)	(1,695,699)	32,888,204
Futures contracts	(14,758,970)	—	—	—
Swap contracts	(190,753)	—	—	—
Foreign currency contracts	756,161	—	—	—
Other foreign currency transactions	(194,927)	—	(1,262)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	248,763,586	70,762,900	14,945	46,838,173
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(415,061,113)	—	—	—
Investments in affiliated investment companies	—	(112,969,715)	168,392	(45,992,453)
Futures contracts	5,315,970	—	—	—
Swap contracts	183,604	—	—	—
Foreign currency contracts	(3,293,233)	—	—	—
Translation of other assets and liabilities in foreign currencies	254,331	—	1,300	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(412,600,441)	(112,969,715)	169,692	(45,992,453)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(163,836,855)	(42,206,815)	184,637	845,720
The accompanying notes are an integral part of these financial statements.

70

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,657,601	$(24,438,936)	$2,727,779	$5,908,584
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$3,988	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

71

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Investment Income:
Dividends	$—	$8,259,889	$845,122	$988,886
Dividends from affiliated investment companies	4,959,827	—	—	—
Interest	13,784	12,381,455	743,062	627,260
Securities lending — net	—	13,716	354	32,629
Less: Foreign tax withheld	—	(361,660)	(60,025)	(26,695)
Total investment income, net	4,973,611	20,293,400	1,528,513	1,622,080
Expenses:
Investment management fees	155,917	1,649,391	322,697	313,151
Transfer agent fees
Class A	167,636	348,873	16,525	—
Class C	7,480	12,974	647	—
Class I	4,725	25,149	6,177	81
Class R3	10,549	660	170	—
Class R4	2,403	477	20	—
Class R5	4,649	53	31	—
Class R6	—	4	3	—
Class Y	—	1,408	13,322	—
Class F	18	560	189	—
Class SDR	—	—	—	116
Distribution fees
Class A	342,216	558,383	27,717	—
Class C	34,859	84,444	2,603	—
Class R3	24,610	1,503	406	—
Class R4	3,714	717	31	—
Custodian fees	466	21,917	10,814	13,460
Registration and filing fees	52,043	64,617	60,234	16,191
Accounting services fees	31,183	55,732	8,363	8,130
Board of Directors' fees	3,864	7,023	918	1,081
Chief Compliance Officer fees	317	574	74	96
Audit and tax fees	11,926	30,615	23,301	21,449
Other expenses	22,448	54,857	13,877	6,354
Total expenses (before waivers, reimbursements and fees paid indirectly)	881,023	2,919,931	508,119	380,109
Expense waivers	—	—	(100,753)	(11,633)
Management fee waivers	—	—	(47,581)	(20,301)
Distribution fee reimbursements	(7,323)	(13,103)	(95)	—
Commission recapture	—	—	(198)	—
Total waivers, reimbursements and fees paid indirectly	(7,323)	(13,103)	(148,627)	(31,934)
Total expenses	873,700	2,906,828	359,492	348,175
Net Investment Income (Loss)	4,099,911	17,386,572	1,169,021	1,273,905
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	5,923,888	—	—	—
Investments	—	(6,790,524)	490,125	(706,029)
Less: Foreign taxes paid on realized capital gains	—	(302)	(48)	—
Investments in affiliated investment companies	16,525,439	—	—	—
Futures contracts	—	(6,026,842)	127,886	(2,336,834)
Swap contracts	—	134,506	—	(306,709)
Foreign currency contracts	—	(188,350)	(26,192)	(81,721)
Other foreign currency transactions	—	36,686	(4,825)	(1,018)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	22,449,327	(12,834,826)	586,946	(3,432,311)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	(1,270,442)	207,456	776,588
Investments in affiliated investment companies	(21,604,129)	—	—	—
Futures contracts	—	3,399,725	(20,201)	490,108
Written options contracts	—	(113,083)	—	—
Swap contracts	—	170,106	—	97,447
Foreign currency contracts	—	(1,072,208)	3,555	(43,967)
The accompanying notes are an integral part of these financial statements.

72

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Translation of other assets and liabilities in foreign currencies	$—	$62,539	$6,009	$1,708
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(21,604,129)	1,176,637	196,819	1,321,884
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	845,198	(11,658,189)	783,765	(2,110,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,945,109	$5,728,383	$1,952,786	$(836,522)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(13,595)	$—	$(272)
The accompanying notes are an integral part of these financial statements.

73

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		The Hartford Checks and Balances Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$218,494,456	$449,433,698	$17,767,879	$26,902,978
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	248,763,586	425,403,562	70,762,900	18,940,721
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(412,600,441)	1,333,652,994	(112,969,715)	252,353,843
Net Increase (Decrease) in Net Assets Resulting from Operations	54,657,601	2,208,490,254	(24,438,936)	298,197,542
Distributions to Shareholders:
Class A	(231,158,765)	(151,328,469)	(45,212,032)	(57,129,328)
Class C	(56,036,265)	(39,599,363)	(1,547,328)	(2,242,117)
Class I	(189,589,360)	(142,246,705)	(3,648,290)	(4,265,047)
Class R3	(5,990,347)	(3,995,599)	(361,046)	(420,350)
Class R4	(2,974,664)	(2,102,741)	(134,377)	(158,815)
Class R5	(2,007,270)	(1,437,248)	(62,713)	(70,663)
Class R6	(13,269,610)	(10,506,552)	—	—
Class Y	(2,470,888)	(1,846,443)	—	—
Class F	(131,888,800)	(96,361,120)	(74,673)	(280,517)
Total distributions	(635,385,969)	(449,424,240)	(51,040,459)	(64,566,837)
Capital Share Transactions:
Sold	949,014,542	1,824,139,010	54,469,511	94,975,029
Issued on reinvestment of distributions	603,951,542	426,168,287	50,763,444	64,190,804
Redeemed	(1,702,482,611)	(3,669,235,095)	(121,934,060)	(247,548,076)
Net increase (decrease) from capital share transactions	(149,516,527)	(1,418,927,798)	(16,701,105)	(88,382,243)
Net Increase (Decrease) in Net Assets	(730,244,895)	340,138,216	(92,180,500)	145,248,462
Net Assets:
Beginning of period	12,406,097,305	12,065,959,089	1,403,957,177	1,258,708,715
End of period	$11,675,852,410	$12,406,097,305	$1,311,776,677	$1,403,957,177
The accompanying notes are an integral part of these financial statements.

74

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Conservative Allocation Fund		The Hartford Growth Allocation Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$2,543,142	$2,702,476	$5,062,864	$7,730,538
Net realized gain (loss) on investments and foreign currency transactions	14,945	1,832,221	46,838,173	11,893,196
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	169,692	10,701,881	(45,992,453)	107,527,602
Net Increase (Decrease) in Net Assets Resulting from Operations	2,727,779	15,236,578	5,908,584	127,151,336
Distributions to Shareholders:
Class A	(3,349,764)	(2,116,771)	(15,584,599)	(7,399,554)
Class C	(140,404)	(88,078)	(312,908)	(109,166)
Class I	(271,133)	(57,747)	(410,211)	(184,325)
Class R3	(41,870)	(30,305)	(159,176)	(83,396)
Class R4	(20,940)	(13,898)	(69,523)	(30,745)
Class R5	(41,047)	(39,128)	(150,609)	(68,801)
Class Y	(14,743)	—	—	—
Class F	(10,107)	(4,426)	(35,962)	(14,073)
Total distributions	(3,890,008)	(2,350,353)	(16,722,988)	(7,890,060)
Capital Share Transactions:
Sold	6,694,386	7,577,012	11,705,553	22,890,410
Issued in reorganization	—	59,006,128	—	—
Issued on reinvestment of distributions	3,811,128	2,319,643	16,495,928	7,784,162
Redeemed	(19,610,746)	(19,214,088)	(39,940,681)	(78,680,770)
Net increase (decrease) from capital share transactions	(9,105,232)	49,688,695	(11,739,200)	(48,006,198)
Net Increase (Decrease) in Net Assets	(10,267,461)	62,574,920	(22,553,604)	71,255,078
Net Assets:
Beginning of period	152,987,326	90,412,406	541,344,687	470,089,609
End of period	$142,719,865	$152,987,326	$518,791,083	$541,344,687
The accompanying notes are an integral part of these financial statements.

75

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Moderate Allocation Fund		Hartford Multi-Asset Income Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$4,099,911	$6,720,282	$17,386,572	$27,250,053
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	22,449,327	5,075,111	(12,834,826)	28,978,140
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(21,604,129)	52,953,029	1,176,637	32,829,632
Net Increase (Decrease) in Net Assets Resulting from Operations	4,945,109	64,748,422	5,728,383	89,057,825
Distributions to Shareholders:
Class A	(6,536,014)	(5,654,928)	(14,856,366)	(19,772,909)
Class C	(103,898)	(107,307)	(477,456)	(710,231)
Class I	(217,808)	(178,749)	(1,461,941)	(2,198,411)
Class R3	(199,101)	(174,900)	(18,581)	(26,118)
Class R4	(69,855)	(54,560)	(18,671)	(22,860)
Class R5	(245,249)	(177,704)	(3,042)	(4,138)
Class R6	—	—	(6,218)	(9,354)
Class Y	—	—	(86,723)	(137,188)
Class F	(28,091)	(14,224)	(1,914,228)	(2,692,301)
Total distributions	(7,400,016)	(6,362,372)	(18,843,226)	(25,573,510)
Capital Share Transactions:
Sold	9,631,417	18,961,200	13,955,643	29,903,412
Issued on reinvestment of distributions	7,329,985	6,293,478	18,590,830	25,236,777
Redeemed	(28,997,662)	(52,640,090)	(57,276,158)	(118,127,228)
Net increase (decrease) from capital share transactions	(12,036,260)	(27,385,412)	(24,729,685)	(62,987,039)
Net Increase (Decrease) in Net Assets	(14,491,167)	31,000,638	(37,844,528)	497,276
Net Assets:
Beginning of period	317,535,414	286,534,776	586,610,484	586,113,208
End of period	$303,044,247	$317,535,414	$548,765,956	$586,610,484
The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Real Asset Fund (Consolidated)		Hartford Schroders Diversified Growth Fund (Consolidated)
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,169,021	$3,323,181	$1,273,905	$1,661,372
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	586,946	10,055,816	(3,432,311)	1,590,754
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	196,819	(3,861,999)	1,321,884	8,619,707
Net Increase (Decrease) in Net Assets Resulting from Operations	1,952,786	9,516,998	(836,522)	11,871,833
Distributions to Shareholders:
Class A	(770,554)	(1,007,990)	—	—
Class C	(17,634)	(55,270)	—	—
Class I	(463,675)	(1,070,766)	(4,811)	(880)
Class R3	(4,879)	(5,469)	—	—
Class R4	(840)	(931)	—	—
Class R5	(1,937)	(13,587)	—	—
Class R6	(5,826)	(805)	—	—
Class Y	(1,125,342)	(1,876,040)	—	—
Class F	(369,921)	(744,150)	—	—
Class SDR	—	—	(3,066,794)	(533,627)
Total distributions	(2,760,608)	(4,775,008)	(3,071,605)	(534,507)
Capital Share Transactions:
Sold	4,573,607	23,639,309	50,000,000	16,008,086
Issued on reinvestment of distributions	2,722,500	4,728,762	3,071,605	534,507
Redeemed	(26,090,206)	(73,818,795)	—	—
Net increase (decrease) from capital share transactions	(18,794,099)	(45,450,724)	53,071,605	16,542,593
Net Increase (Decrease) in Net Assets	(19,601,921)	(40,708,734)	49,163,478	27,879,919
Net Assets:
Beginning of period	79,409,714	120,118,448	77,389,623	49,509,704
End of period	$59,807,793	$79,409,714	$126,553,101	$77,389,623
The accompanying notes are an integral part of these financial statements.

77

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$14.99	$0.26	$(0.20)	$0.06	$(0.26)	$(0.50)	$—	$(0.76)	$14.29	0.47%(5)	$4,420,560	0.89%(6)	0.89%(6)	3.58%(6)	40%
C	14.72	0.20	(0.19)	0.01	(0.21)	(0.50)	—	(0.71)	14.02	0.07 (5)	987,904	1.66 (6)	1.66 (6)	2.81 (6)	40
I	15.00	0.28	(0.21)	0.07	(0.28)	(0.50)	—	(0.78)	14.29	0.52 (5)	3,391,352	0.66 (6)	0.65 (6)	3.82 (6)	40
R3	15.07	0.23	(0.20)	0.03	(0.23)	(0.50)	—	(0.73)	14.37	0.26 (5)	114,411	1.27 (6)	1.27 (6)	3.19 (6)	40
R4	15.08	0.25	(0.20)	0.05	(0.26)	(0.50)	—	(0.76)	14.37	0.35 (5)	51,917	0.98 (6)	0.98 (6)	3.50 (6)	40
R5	15.10	0.28	(0.21)	0.07	(0.28)	(0.50)	—	(0.78)	14.39	0.51 (5)	36,624	0.67 (6)	0.67 (6)	3.80 (6)	40
R6	15.21	0.29	(0.21)	0.08	(0.29)	(0.50)	—	(0.79)	14.50	0.56 (5)	250,492	0.57 (6)	0.57 (6)	3.90 (6)	40
Y	15.22	0.28	(0.21)	0.07	(0.28)	(0.50)	—	(0.78)	14.51	0.51 (5)	50,130	0.67 (6)	0.67 (6)	3.81 (6)	40
F	15.01	0.28	(0.20)	0.08	(0.29)	(0.50)	—	(0.79)	14.30	0.57 (5)	2,372,463	0.56 (6)	0.56 (6)	3.90 (6)	40
For the Year Ended October 31, 2024
A	$13.02	$0.51	$1.97	$2.48	$(0.51)	$—	$—	$(0.51)	$14.99	19.24%	$4,473,996	0.88%	0.88%	3.52%	61%
C	12.79	0.39	1.94	2.33	(0.40)	—	—	(0.40)	14.72	18.34	1,220,237	1.64	1.64	2.79	61
I	13.02	0.54	1.99	2.53	(0.55)	—	—	(0.55)	15.00	19.60	3,672,808	0.64	0.64	3.77	61
R3	13.08	0.46	1.99	2.45	(0.46)	—	—	(0.46)	15.07	18.85	124,184	1.28	1.27	3.14	61
R4	13.09	0.50	1.99	2.49	(0.50)	—	—	(0.50)	15.08	19.19	59,591	0.96	0.96	3.45	61
R5	13.11	0.54	1.99	2.53	(0.54)	—	—	(0.54)	15.10	19.51	38,932	0.66	0.66	3.75	61
R6	13.20	0.56	2.01	2.57	(0.56)	—	—	(0.56)	15.21	19.65	251,895	0.56	0.56	3.85	61
Y	13.21	0.55	2.00	2.55	(0.54)	—	—	(0.54)	15.22	19.51	48,983	0.67	0.67	3.74	61
F	13.03	0.56	1.98	2.54	(0.56)	—	—	(0.56)	15.01	19.68	2,515,471	0.56	0.56	3.85	61
For the Year Ended October 31, 2023
A	$13.75	$0.45	$(0.29)	$0.16	$(0.47)	$(0.42)	$—	$(0.89)	$13.02	0.94%	$3,957,111	0.87%	0.87%	3.26%	57%
C	13.51	0.34	(0.28)	0.06	(0.36)	(0.42)	—	(0.78)	12.79	0.23	1,524,593	1.63	1.63	2.50	57
I	13.75	0.49	(0.30)	0.19	(0.50)	(0.42)	—	(0.92)	13.02	1.18	3,695,164	0.63	0.63	3.50	57
R3	13.81	0.40	(0.30)	0.10	(0.41)	(0.42)	—	(0.83)	13.08	0.55	120,885	1.25	1.24	2.89	57
R4	13.82	0.44	(0.30)	0.14	(0.45)	(0.42)	—	(0.87)	13.09	0.85	58,655	0.95	0.95	3.18	57
R5	13.84	0.48	(0.29)	0.19	(0.50)	(0.42)	—	(0.92)	13.11	1.16	37,567	0.65	0.65	3.48	57
R6	13.93	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.20	1.25	254,986	0.55	0.55	3.58	57
Y	13.93	0.49	(0.30)	0.19	(0.49)	(0.42)	—	(0.91)	13.21	1.21	48,595	0.66	0.66	3.45	57
F	13.76	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.03	1.27	2,368,403	0.55	0.55	3.58	57
For the Year Ended October 31, 2022
A	$16.72	$0.37	$(2.21)	$(1.84)	$(0.37)	$(0.76)	$—	$(1.13)	$13.75	(11.62)%	$4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	—	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	—	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	—	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	—	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	—	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	—	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	—	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	—	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2021
A	$14.53	$0.33	$2.26	$2.59	$(0.33)	$(0.07)	$—	$(0.40)	$16.72	17.97%	$4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	—	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	—	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	—	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	—	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	—	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	—	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	—	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	—	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
For the Year Ended October 31, 2020
A	$14.76	$0.35	$(0.10)	$0.25	$(0.35)	$(0.13)	$—	$(0.48)	$14.53	1.75%	$3,747,275	0.89%	0.89%	2.44%	63%
C	14.53	0.24	(0.11)	0.13	(0.24)	(0.13)	—	(0.37)	14.29	0.92	2,994,151	1.64	1.64	1.70	63
I	14.77	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.53	1.94	3,960,448	0.63	0.63	2.69	63
R3	14.82	0.31	(0.12)	0.19	(0.29)	(0.13)	—	(0.42)	14.59	1.36	154,953	1.24	1.24	2.10	63
R4	14.83	0.35	(0.12)	0.23	(0.34)	(0.13)	—	(0.47)	14.59	1.60	88,942	0.95	0.95	2.38	63
R5	14.85	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.61	1.90	42,220	0.66	0.66	2.67	63
R6	14.93	0.40	(0.11)	0.29	(0.39)	(0.13)	—	(0.52)	14.70	2.06	240,876	0.56	0.56	2.74	63
Y	14.93	0.39	(0.11)	0.28	(0.38)	(0.13)	—	(0.51)	14.70	1.96	154,356	0.67	0.66	2.67	63
F	14.77	0.40	(0.10)	0.30	(0.40)	(0.13)	—	(0.53)	14.54	2.08	2,131,158	0.56	0.56	2.76	63
The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.31	$0.13	$(0.31)	$(0.18)	$(0.23)	$(0.14)	$—	$(0.37)	$9.76	(1.80)%(5)	$1,167,155	0.38%(6)	0.38%(6)	2.59%(6)	13%
C	10.23	0.09	(0.31)	(0.22)	(0.19)	(0.14)	—	(0.33)	9.68	(2.23)(5)	41,407	1.17 (6)	1.17 (6)	1.78 (6)	13
I	10.33	0.14	(0.30)	(0.16)	(0.25)	(0.14)	—	(0.39)	9.78	(1.69)(5)	86,098	0.16 (6)	0.16 (6)	2.86 (6)	13
R3	10.25	0.11	(0.30)	(0.19)	(0.22)	(0.14)	—	(0.36)	9.70	(2.00)(5)	10,102	0.75 (6)	0.75 (6)	2.21 (6)	13
R4	10.26	0.13	(0.31)	(0.18)	(0.23)	(0.14)	—	(0.37)	9.71	(1.84)(5)	3,659	0.45 (6)	0.45 (6)	2.52 (6)	13
R5	10.10	0.14	(0.30)	(0.16)	(0.25)	(0.14)	—	(0.39)	9.55	(1.73)(5)	1,592	0.15 (6)	0.15 (6)	2.82 (6)	13
F	10.33	0.15	(0.31)	(0.16)	(0.25)	(0.14)	—	(0.39)	9.78	(1.63)(5)	1,762	0.04 (6)	0.04 (6)	2.92 (6)	13
For the Year Ended October 31, 2024
A	$8.68	$0.19	$1.89	$2.08	$(0.19)	$(0.26)	$—	$(0.45)	$10.31	24.48%	$1,252,057	0.38%	0.38%	1.95%	7%
C	8.62	0.11	1.87	1.98	(0.11)	(0.26)	—	(0.37)	10.23	23.44	49,189	1.16	1.16	1.18	7
I	8.70	0.22	1.88	2.10	(0.21)	(0.26)	—	(0.47)	10.33	24.70	85,087	0.15	0.15	2.22	7
R3	8.63	0.15	1.88	2.03	(0.15)	(0.26)	—	(0.41)	10.25	24.06	10,347	0.75	0.75	1.57	7
R4	8.64	0.18	1.88	2.06	(0.18)	(0.26)	—	(0.44)	10.26	24.40	3,627	0.45	0.45	1.88	7
R5	8.51	0.21	1.85	2.06	(0.21)	(0.26)	—	(0.47)	10.10	24.82	1,625	0.14	0.14	2.17	7
F	8.70	0.24	1.87	2.11	(0.22)	(0.26)	—	(0.48)	10.33	24.83	2,024	0.04	0.04	2.48	7
For the Year Ended October 31, 2023
A	$9.17	$0.15	$0.12	$0.27	$(0.15)	$(0.61)	$—	$(0.76)	$8.68	2.95%	$1,114,721	0.38%	0.38%	1.63%	9%
C	9.11	0.08	0.12	0.20	(0.08)	(0.61)	—	(0.69)	8.62	2.14	54,600	1.16	1.16	0.85	9
I	9.19	0.17	0.12	0.29	(0.17)	(0.61)	—	(0.78)	8.70	3.19	70,625	0.14	0.14	1.84	9
R3	9.13	0.11	0.12	0.23	(0.12)	(0.61)	—	(0.73)	8.63	2.46	8,621	0.76	0.75	1.26	9
R4	9.14	0.14	0.12	0.26	(0.15)	(0.61)	—	(0.76)	8.64	2.79	3,081	0.44	0.44	1.58	9
R5	9.01	0.16	0.12	0.28	(0.17)	(0.61)	—	(0.78)	8.51	3.12	1,225	0.16	0.16	1.85	9
F	9.18	0.19	0.12	0.31	(0.18)	(0.61)	—	(0.79)	8.70	3.41	5,835	0.04	0.04	2.08	9
The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2022
A	$11.34	$0.13	$(1.60)	$(1.47)	$(0.28)	$(0.42)	$—	$(0.70)	$9.17	(13.73)%	$1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	—	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	—	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	—	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	—	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	—	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	—	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
For the Year Ended October 31, 2021
A	$9.42	$0.11	$2.25	$2.36	$(0.18)	$(0.26)	$—	$(0.44)	$11.34	25.55%	$1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	—	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	—	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	—	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	—	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	—	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	—	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
For the Year Ended October 31, 2020
A	$9.64	$0.14	$0.32	$0.46	$(0.22)	$(0.46)	$—	$(0.68)	$9.42	4.98%	$1,258,232	0.39%	0.39%	1.53%	14%
C	9.57	0.07	0.33	0.40	(0.15)	(0.46)	—	(0.61)	9.36	4.27	127,228	1.17	1.17	0.77	14
I	9.66	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.44	5.25	64,175	0.13	0.13	1.76	14
R3	9.60	0.11	0.32	0.43	(0.19)	(0.46)	—	(0.65)	9.38	4.62	12,010	0.75	0.75	1.22	14
R4	9.61	0.15	0.31	0.46	(0.22)	(0.46)	—	(0.68)	9.39	4.94	3,093	0.43	0.43	1.65	14
R5	9.50	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.28	5.31	369	0.16	0.16	1.71	14
F	9.66	0.16	0.32	0.48	(0.25)	(0.46)	—	(0.71)	9.43	5.23	2,083	0.05	0.05	1.77	14
The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$11.31	$0.19	$0.01	$0.20	$(0.27)	$(0.02)	$—	$(0.29)	$11.22	1.85%(5)	$122,621	0.51%(6)	0.51%(6)	3.49%(6)	19%
C	11.19	0.15	0.01	0.16	(0.19)	(0.02)	—	(0.21)	11.14	1.44 (5)	5,937	1.31 (6)	1.30 (6)	2.67 (6)	19
I	11.34	0.21	0.01	0.22	(0.31)	(0.02)	—	(0.33)	11.23	1.97 (5)	9,564	0.24 (6)	0.24 (6)	3.82 (6)	19
R3	11.28	0.17	0.01	0.18	(0.24)	(0.02)	—	(0.26)	11.20	1.63 (5)	1,645	0.85 (6)	0.85 (6)	3.11 (6)	19
R4	11.27	0.19	0.01	0.20	(0.27)	(0.02)	—	(0.29)	11.18	1.85 (5)	744	0.55 (6)	0.55 (6)	3.46 (6)	19
R5	11.32	0.21	0.01	0.22	(0.31)	(0.02)	—	(0.33)	11.21	1.97 (5)	1,562	0.25 (6)	0.25 (6)	3.70 (6)	19
Y	11.34	0.16	0.06	0.22	(0.31)	(0.02)	—	(0.33)	11.23	1.97 (5)	443	0.23 (6)	0.23 (6)	2.84 (6)	19
F	11.35	0.22	0.01	0.23	(0.32)	(0.02)	—	(0.34)	11.24	2.08 (5)	203	0.14 (6)	0.14 (6)	3.85 (6)	19
For the Year Ended October 31, 2024
A	$9.82	$0.31	$1.45	$1.76	$(0.27)	$—	$—	$(0.27)	$11.31	18.10%	$130,603	0.63%	0.63%	2.85%	29%
C	9.73	0.22	1.43	1.65	(0.19)	—	—	(0.19)	11.19	17.05	7,736	1.44	1.44	2.06	29
I	9.85	0.36	1.42	1.78	(0.29)	—	—	(0.29)	11.34	18.35	8,851	0.38	0.38	3.36	29
R3	9.81	0.27	1.44	1.71	(0.24)	—	—	(0.24)	11.28	17.61	1,914	0.99	0.98	2.45	29
R4	9.80	0.30	1.44	1.74	(0.27)	—	—	(0.27)	11.27	17.99	736	0.69	0.68	2.74	29
R5	9.84	0.33	1.46	1.79	(0.31)	—	—	(0.31)	11.32	18.38	1,510	0.38	0.38	3.03	29
Y(7)	11.41	0.02	(0.09)(8)	(0.07)	—	—	—	—	11.34	(0.61)(5)	1,345	0.16 (6)(9)	0.16 (6)(9)	10.84 (6)(9)	29
F	9.86	0.34	1.46	1.80	(0.31)	—	—	(0.31)	11.35	18.45	292	0.27	0.27	3.23	29
The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund – (continued)
For the Year Ended October 31, 2023
A	$9.80	$0.23	$0.04	$0.27	$(0.21)	$(0.04)	$—	$(0.25)	$9.82	2.72%	$80,253	0.63%	0.62%	2.25%	19%
C	9.70	0.15	0.05	0.20	(0.13)	(0.04)	—	(0.17)	9.73	2.07	5,145	1.41	1.41	1.46	19
I	9.82	0.25	0.05	0.30	(0.23)	(0.04)	—	(0.27)	9.85	3.08	1,918	0.37	0.37	2.51	19
R3	9.79	0.19	0.05	0.24	(0.18)	(0.04)	—	(0.22)	9.81	2.47	1,206	0.98	0.98	1.86	19
R4	9.79	0.22	0.04	0.26	(0.21)	(0.04)	—	(0.25)	9.80	2.67	518	0.68	0.68	2.17	19
R5	9.83	0.25	0.04	0.29	(0.24)	(0.04)	—	(0.28)	9.84	2.97	1,228	0.38	0.38	2.51	19
F	9.83	0.27	0.04	0.31	(0.24)	(0.04)	—	(0.28)	9.86	3.18	144	0.27	0.27	2.62	19
For the Year Ended October 31, 2022
A	$12.14	$0.22	$(2.01)	$(1.79)	$(0.19)	$(0.36)	$—	$(0.55)	$9.80	(15.43)%	$92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	—	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	—	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	—	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	—	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	—	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	—	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
For the Year Ended October 31, 2021
A	$10.99	$0.11	$1.21	$1.32	$(0.17)	$—	$—	$(0.17)	$12.14	12.13%	$123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
For the Year Ended October 31, 2020
A	$10.83	$0.17	$0.26	$0.43	$(0.27)	$—	$—	$(0.27)	$10.99	4.04%	$110,425	0.59%	0.59%	1.55%	45%
C	10.71	0.09	0.26	0.35	(0.16)	—	—	(0.16)	10.90	3.25	11,131	1.38	1.38	0.83	45
I	10.85	0.18	0.28	0.46	(0.30)	—	—	(0.30)	11.01	4.28	1,862	0.36	0.36	1.66	45
R3	10.83	0.13	0.26	0.39	(0.22)	—	—	(0.22)	11.00	3.61	2,742	0.95	0.94	1.25	45
R4	10.84	0.19	0.23	0.42	(0.26)	—	—	(0.26)	11.00	3.95	1,108	0.65	0.64	1.75	45
R5	10.88	0.21	0.25	0.46	(0.30)	—	—	(0.30)	11.04	4.27	1,477	0.35	0.34	1.91	45
F	10.86	0.20	0.28	0.48	(0.31)	—	—	(0.31)	11.03	4.47	12	0.23	0.23	1.89	45
The Hartford Growth Allocation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$14.90	$0.14	$0.02	$0.16	$(0.25)	$(0.21)	$—	$(0.46)	$14.60	1.06%(5)	$481,709	0.54%(6)	0.54%(6)	1.91%(6)	33%
C	14.81	0.08	0.01	0.09	(0.11)	(0.21)	—	(0.32)	14.58	0.60 (5)	12,629	1.39 (6)	1.39 (6)	1.08 (6)	33
I	14.80	0.16	0.02	0.18	(0.29)	(0.21)	—	(0.50)	14.48	1.21 (5)	11,967	0.28 (6)	0.28 (6)	2.17 (6)	33
R3	14.43	0.11	0.02	0.13	(0.19)	(0.21)	—	(0.40)	14.16	0.90 (5)	5,272	0.87 (6)	0.87 (6)	1.59 (6)	33
R4	14.82	0.15	0.01	0.16	(0.25)	(0.21)	—	(0.46)	14.52	1.04 (5)	1,781	0.57 (6)	0.57 (6)	2.10 (6)	33
R5	14.94	0.16	0.02	0.18	(0.29)	(0.21)	—	(0.50)	14.62	1.20 (5)	4,383	0.26 (6)	0.26 (6)	2.21 (6)	33
F	14.83	0.17	0.01	0.18	(0.31)	(0.21)	—	(0.52)	14.49	1.17 (5)	1,050	0.16 (6)	0.16 (6)	2.27 (6)	33
The accompanying notes are an integral part of these financial statements.

81

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Growth Allocation Fund – (continued)
For the Year Ended October 31, 2024
A	$11.82	$0.21	$3.07	$3.28	$(0.20)	$—	$—	$(0.20)	$14.90	28.02%	$501,817	0.54%	0.53%	1.48%	9%
C	11.74	0.09	3.07	3.16	(0.09)	—	—	(0.09)	14.81	26.98	14,200	1.38	1.38	0.68	9
I	11.75	0.24	3.05	3.29	(0.24)	—	—	(0.24)	14.80	28.29	12,230	0.26	0.26	1.73	9
R3	11.46	0.16	2.98	3.14	(0.17)	—	—	(0.17)	14.43	27.58	5,694	0.88	0.88	1.17	9
R4	11.77	0.20	3.05	3.25	(0.20)	—	—	(0.20)	14.82	27.86	2,158	0.57	0.57	1.42	9
R5	11.85	0.24	3.09	3.33	(0.24)	—	—	(0.24)	14.94	28.38	4,240	0.26	0.26	1.70	9
F	11.76	0.25	3.07	3.32	(0.25)	—	—	(0.25)	14.83	28.55	1,004	0.16	0.16	1.79	9
For the Year Ended October 31, 2023
A	$11.99	$0.18	$0.41	$0.59	$(0.24)	$(0.52)	$—	$(0.76)	$11.82	5.04%	$434,170	0.54%	0.54%	1.47%	25%
C	11.90	0.08	0.40	0.48	(0.12)	(0.52)	—	(0.64)	11.74	4.14	15,381	1.37	1.37	0.67	25
I	11.93	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.75	5.30	8,516	0.26	0.26	1.76	25
R3	11.65	0.13	0.40	0.53	(0.20)	(0.52)	—	(0.72)	11.46	4.67	5,663	0.87	0.87	1.13	25
R4	11.93	0.18	0.40	0.58	(0.22)	(0.52)	—	(0.74)	11.77	5.05	1,775	0.58	0.58	1.52	25
R5	12.03	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.85	5.24	3,936	0.26	0.26	1.74	25
F	11.94	0.22	0.40	0.62	(0.28)	(0.52)	—	(0.80)	11.76	5.40	648	0.16	0.16	1.84	25
For the Year Ended October 31, 2022
A	$15.72	$0.26	$(2.85)	$(2.59)	$(0.30)	$(0.84)	$—	$(1.14)	$11.99	(17.73)%	$450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	—	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	—	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	—	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	—	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	—	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	—	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
For the Year Ended October 31, 2021
A	$12.75	$0.11	$3.42	$3.53	$(0.19)	$(0.37)	$—	$(0.56)	$15.72	28.32%	$591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00)(10)	3.39	3.39	(0.08)	(0.37)	—	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	—	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	—	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	—	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	—	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	—	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
For the Year Ended October 31, 2020
A	$12.81	$0.15	$0.35	$0.50	$(0.19)	$(0.37)	$—	$(0.56)	$12.75	3.90%	$491,747	0.56%	0.56%	1.21%	19%
C	12.69	0.06	0.34	0.40	(0.08)	(0.37)	—	(0.45)	12.64	3.10	37,446	1.35	1.35	0.47	19
I	12.75	0.19	0.35	0.54	(0.23)	(0.37)	—	(0.60)	12.69	4.23	9,024	0.25	0.25	1.56	19
R3	12.48	0.12	0.34	0.46	(0.13)	(0.37)	—	(0.50)	12.44	3.64	5,649	0.87	0.87	0.96	19
R4	12.74	0.20	0.30	0.50	(0.18)	(0.37)	—	(0.55)	12.69	3.92	2,563	0.55	0.55	1.62	19
R5	12.83	0.19	0.36	0.55	(0.23)	(0.37)	—	(0.60)	12.78	4.26	5,067	0.27	0.27	1.51	19
F	12.76	0.19	0.36	0.55	(0.24)	(0.37)	—	(0.61)	12.70	4.31	334	0.16	0.16	1.53	19
The accompanying notes are an integral part of these financial statements.

82

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$12.97	$0.17	$0.03	$0.20	$(0.31)	$—	$—	$(0.31)	$12.86	1.54%(5)	$265,397	0.55%(6)	0.55%(6)	2.64%(6)	32%
C	12.87	0.12	0.03	0.15	(0.19)	—	—	(0.19)	12.83	1.17 (5)	6,745	1.39 (6)	1.39 (6)	1.79 (6)	32
I	13.04	0.19	0.03	0.22	(0.34)	—	—	(0.34)	12.92	1.73 (5)	8,157	0.29 (6)	0.29 (6)	2.92 (6)	32
R3	12.73	0.14	0.03	0.17	(0.26)	—	—	(0.26)	12.64	1.33 (5)	9,694	0.89 (6)	0.89 (6)	2.28 (6)	32
R4	13.00	0.17	0.02	0.19	(0.30)	—	—	(0.30)	12.89	1.51 (5)	2,835	0.59 (6)	0.59 (6)	2.60 (6)	32
R5	13.06	0.19	0.02	0.21	(0.34)	—	—	(0.34)	12.93	1.65 (5)	9,471	0.28 (6)	0.28 (6)	2.94 (6)	32
F	13.05	0.20	0.03	0.23	(0.36)	—	—	(0.36)	12.92	1.75 (5)	746	0.18 (6)	0.18 (6)	3.13 (6)	32
For the Year Ended October 31, 2024
A	$10.73	$0.26	$2.22	$2.48	$(0.24)	$—	$—	$(0.24)	$12.97	23.38%	$278,692	0.55%	0.54%	2.15%	11%
C	10.65	0.17	2.19	2.36	(0.14)	—	—	(0.14)	12.87	22.32	7,230	1.38	1.38	1.38	11
I	10.79	0.30	2.22	2.52	(0.27)	—	—	(0.27)	13.04	23.67	8,084	0.27	0.27	2.41	11
R3	10.53	0.22	2.18	2.40	(0.20)	—	—	(0.20)	12.73	22.98	10,106	0.87	0.87	1.79	11
R4	10.75	0.26	2.23	2.49	(0.24)	—	—	(0.24)	13.00	23.42	3,079	0.58	0.58	2.09	11
R5	10.80	0.29	2.25	2.54	(0.28)	—	—	(0.28)	13.06	23.75	9,485	0.28	0.28	2.39	11
F	10.79	0.30	2.25	2.55	(0.29)	—	—	(0.29)	13.05	23.88	860	0.18	0.18	2.44	11
For the Year Ended October 31, 2023
A	$10.81	$0.21	$0.23	$0.44	$(0.22)	$(0.30)	$—	$(0.52)	$10.73	4.13%	$252,142	0.54%	0.54%	1.87%	22%
C	10.71	0.12	0.23	0.35	(0.11)	(0.30)	—	(0.41)	10.65	3.31	8,075	1.36	1.35	1.06	22
I	10.87	0.24	0.23	0.47	(0.25)	(0.30)	—	(0.55)	10.79	4.41	7,218	0.27	0.27	2.13	22
R3	10.61	0.17	0.22	0.39	(0.17)	(0.30)	—	(0.47)	10.53	3.78	9,159	0.88	0.88	1.54	22
R4	10.83	0.21	0.22	0.43	(0.21)	(0.30)	—	(0.51)	10.75	4.03	2,435	0.58	0.58	1.85	22
R5	10.87	0.24	0.24	0.48	(0.25)	(0.30)	—	(0.55)	10.80	4.49	7,032	0.28	0.28	2.14	22
F	10.87	0.25	0.23	0.48	(0.26)	(0.30)	—	(0.56)	10.79	4.52	474	0.18	0.18	2.23	22
For the Year Ended October 31, 2022
A	$13.86	$0.24	$(2.43)	$(2.19)	$(0.24)	$(0.62)	$—	$(0.86)	$10.81	(16.82)%	$275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	—	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	—	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	—	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	—	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	—	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	—	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
For the Year Ended October 31, 2021
A	$11.91	$0.11	$2.32	$2.43	$(0.19)	$(0.29)	$—	$(0.48)	$13.86	20.72%	$365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	—	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	—	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	—	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	—	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	—	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	—	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
For the Year Ended October 31, 2020
A	$11.87	$0.16	$0.30	$0.46	$(0.24)	$(0.18)	$—	$(0.42)	$11.91	3.87%	$314,358	0.54%	0.54%	1.41%	27%
C	11.72	0.08	0.28	0.36	(0.13)	(0.18)	—	(0.31)	11.77	3.08	26,485	1.33	1.33	0.69	27
I	11.93	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.97	4.15	9,115	0.25	0.25	1.70	27
R3	11.67	0.12	0.30	0.42	(0.19)	(0.18)	—	(0.37)	11.72	3.58	13,491	0.87	0.87	1.08	27
R4	11.86	0.16	0.30	0.46	(0.20)	(0.18)	—	(0.38)	11.94	3.90	3,503	0.53	0.53	1.38	27
R5	11.94	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.98	4.14	5,520	0.28	0.28	1.74	27
F	11.93	0.20	0.31	0.51	(0.28)	(0.18)	—	(0.46)	11.98	4.32	347	0.17	0.17	1.75	27
The accompanying notes are an integral part of these financial statements.

83

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$19.24	$0.58	$(0.40)	$0.18	$(0.63)	$—	$—	$(0.63)	$18.79	0.95%(5)	$436,431	1.07%(6)	1.07%(6)	6.13%(6)	60%(11)
C	19.39	0.51	(0.40)	0.11	(0.55)	—	—	(0.55)	18.95	0.56 (5)	15,578	1.82 (6)	1.82 (6)	5.36 (6)	60 (11)
I	19.18	0.60	(0.40)	0.20	(0.66)	—	—	(0.66)	18.72	1.06 (5)	41,031	0.79 (6)	0.79 (6)	6.39 (6)	60 (11)
R3	19.62	0.56	(0.40)	0.16	(0.60)	—	—	(0.60)	19.18	0.80 (5)	606	1.39 (6)	1.38 (6)	5.84 (6)	60 (11)
R4	19.65	0.60	(0.41)	0.19	(0.63)	—	—	(0.63)	19.21	0.97 (5)	580	1.09 (6)	1.09 (6)	6.14 (6)	60 (11)
R5	19.62	0.62	(0.41)	0.21	(0.66)	—	—	(0.66)	19.17	1.08 (5)	91	0.79 (6)	0.79 (6)	6.44 (6)	60 (11)
R6	19.61	0.63	(0.40)	0.23	(0.68)	—	—	(0.68)	19.16	1.15 (5)	176	0.67 (6)	0.67 (6)	6.54 (6)	60 (11)
Y	19.63	0.62	(0.39)	0.23	(0.67)	—	—	(0.67)	19.19	1.14 (5)	2,372	0.78 (6)	0.78 (6)	6.40 (6)	60 (11)
F	19.15	0.62	(0.39)	0.23	(0.68)	—	—	(0.68)	18.70	1.13 (5)	51,901	0.67 (6)	0.67 (6)	6.53 (6)	60 (11)
For the Year Ended October 31, 2024
A	$17.32	$0.85	$1.87	$2.72	$(0.80)	$—	$—	$(0.80)	$19.24	15.87%(12)	$461,475	1.05%	1.05%	4.49%	187%(11)
C	17.43	0.70	1.90	2.60	(0.64)	—	—	(0.64)	19.39	15.01 (12)	18,603	1.79	1.79	3.71	187 (11)
I	17.27	0.90	1.87	2.77	(0.86)	—	—	(0.86)	19.18	16.24 (12)	46,490	0.76	0.76	4.77	187 (11)
R3	17.64	0.81	1.91	2.72	(0.74)	—	—	(0.74)	19.62	15.52 (12)	604	1.38	1.34	4.21	187 (11)
R4	17.67	0.86	1.92	2.78	(0.80)	—	—	(0.80)	19.65	15.85 (12)	565	1.08	1.08	4.47	187 (11)
R5	17.65	0.92	1.91	2.83	(0.86)	—	—	(0.86)	19.62	16.20 (12)	87	0.78	0.78	4.79	187 (11)
R6	17.65	0.92	1.92	2.84	(0.88)	—	—	(0.88)	19.61	16.29 (12)	179	0.66	0.66	4.78	187 (11)
Y	17.66	0.91	1.92	2.83	(0.86)	—	—	(0.86)	19.63	16.20 (12)	2,671	0.77	0.77	4.73	187 (11)
F	17.25	0.92	1.86	2.78	(0.88)	—	—	(0.88)	19.15	16.32 (12)	55,936	0.66	0.66	4.88	187 (11)
For the Year Ended October 31, 2023
A	$17.38	$0.72	$0.16	$0.88	$(0.91)	$—	$(0.03)	$(0.94)	$17.32	5.05%	$449,939	1.04%	1.04%	4.00%	65%(11)
C	17.46	0.59	0.17	0.76	(0.77)	—	(0.02)	(0.79)	17.43	4.30	24,323	1.78	1.78	3.23	65 (11)
I	17.34	0.77	0.16	0.93	(0.97)	—	(0.03)	(1.00)	17.27	5.36	50,602	0.74	0.74	4.28	65 (11)
R3	17.68	0.68	0.16	0.84	(0.85)	—	(0.03)	(0.88)	17.64	4.71	629	1.37	1.33	3.71	65 (11)
R4	17.71	0.73	0.16	0.89	(0.90)	—	(0.03)	(0.93)	17.67	5.01	491	1.07	1.07	3.97	65 (11)
R5	17.70	0.78	0.17	0.95	(0.97)	—	(0.03)	(1.00)	17.65	5.32	83	0.77	0.77	4.27	65 (11)
R6	17.70	0.80	0.17	0.97	(0.99)	—	(0.03)	(1.02)	17.65	5.46	296	0.65	0.65	4.37	65 (11)
Y	17.72	0.79	0.15	0.94	(0.97)	—	(0.03)	(1.00)	17.66	5.28	3,929	0.76	0.76	4.28	65 (11)
F	17.33	0.79	0.15	0.94	(0.99)	—	(0.03)	(1.02)	17.25	5.41	55,821	0.65	0.65	4.38	65 (11)
For the Year Ended October 31, 2022
A	$21.77	$0.55	$(3.44)	$(2.89)	$(0.60)	$(0.90)	$—	$(1.50)	$17.38	(14.00)%	$477,899	1.02%	1.02%	2.87%	59%(11)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	—	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (11)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	—	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (11)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	—	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (11)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	—	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (11)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (11)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	—	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (11)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (11)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	—	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (11)
The accompanying notes are an integral part of these financial statements.

84

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2021
A	$19.61	$0.58	$2.15	$2.73	$(0.57)	$—	$—	$(0.57)	$21.77	14.01%	$622,085	1.01%	1.00%	2.69%	63%(11)
C	19.65	0.41	2.18	2.59	(0.39)	—	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (11)
I	19.58	0.64	2.16	2.80	(0.64)	—	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (11)
R3	19.89	0.52	2.20	2.72	(0.50)	—	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (11)
R4	19.95	0.59	2.19	2.78	(0.57)	—	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (11)
R5	19.94	0.64	2.20	2.84	(0.63)	—	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (11)
R6	19.95	0.67	2.19	2.86	(0.66)	—	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (11)
Y	19.96	0.64	2.21	2.85	(0.64)	—	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (11)
F	19.57	0.65	2.16	2.81	(0.66)	—	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (11)
For the Year Ended October 31, 2020
A	$23.33	$0.67	$(0.66)	$0.01	$(0.74)	$(2.99)	$—	$(3.73)	$19.61	(0.04)%	$589,745	1.03%	1.03%	3.35%	86%(11)
C	23.36	0.53	(0.67)	(0.14)	(0.58)	(2.99)	—	(3.57)	19.65	(0.83)	77,719	1.75	1.75	2.63	86 (11)
I	23.32	0.74	(0.67)	0.07	(0.82)	(2.99)	—	(3.81)	19.58	0.19	98,762	0.70	0.70	3.67	86 (11)
R3	23.61	4.32	(4.37)	(0.05)	(0.68)	(2.99)	—	(3.67)	19.89	(0.36)	1,203	1.35	1.27	3.13	86 (11)
R4	23.67	0.38	(0.38)	0.00 (10)	(0.73)	(2.99)	—	(3.72)	19.95	(0.13)	527	1.05	1.05	3.37	86 (11)
R5	23.67	0.26	(0.20)	0.06	(0.80)	(2.99)	—	(3.79)	19.94	0.18	141	0.75	0.75	3.66	86 (11)
R6	23.68	0.59	(0.50)	0.09	(0.83)	(2.99)	—	(3.82)	19.95	0.33	306	0.64	0.64	3.70	86 (11)
Y	23.69	0.75	(0.67)	0.08	(0.82)	(2.99)	—	(3.81)	19.96	0.23	10,812	0.74	0.70	3.66	86 (11)
F	23.31	0.75	(0.67)	0.08	(0.83)	(2.99)	—	(3.82)	19.57	0.26	83,111	0.64	0.64	3.74	86 (11)
Hartford Real Asset Fund (Consolidated)
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.88	$0.14	$0.13	$0.27	$(0.30)	$—	$—	$(0.30)	$8.85	3.32%(5)	$22,282	1.67%(6)	1.25%(6)	3.24%(6)	101%
C	8.60	0.10	0.14	0.24	(0.24)	—	—	(0.24)	8.60	2.97 (5)	423	2.52 (6)	2.00 (6)	2.37 (6)	101
I	8.90	0.15	0.13	0.28	(0.32)	—	—	(0.32)	8.86	3.47 (5)	12,072	1.37 (6)	1.00 (6)	3.48 (6)	101
R3	8.93	0.13	0.13	0.26	(0.28)	—	—	(0.28)	8.91	3.16 (5)	133	1.98 (6)	1.50 (6)	2.95 (6)	101
R4	8.93	0.14	0.14	0.28	(0.31)	—	—	(0.31)	8.90	3.36 (5)	25	1.69 (6)	1.20 (6)	3.32 (6)	101
R5	8.83	0.16	0.12	0.28	(0.33)	—	—	(0.33)	8.78	3.44 (5)	77	1.39 (6)	0.95 (6)	3.66 (6)	101
R6	8.90	0.16	0.12	0.28	(0.33)	—	—	(0.33)	8.85	3.46 (5)	153	1.28 (6)	0.90 (6)	3.63 (6)	101
Y	8.91	0.15	0.13	0.28	(0.33)	—	—	(0.33)	8.86	3.46 (5)	15,741	1.38 (6)	0.90 (6)	3.40 (6)	101
F	8.91	0.15	0.13	0.28	(0.33)	—	—	(0.33)	8.86	3.45 (5)	8,902	1.28 (6)	0.90 (6)	3.57 (6)	101
For the Year Ended October 31, 2024
A	$8.53	$0.27	$0.43	$0.70	$(0.35)	$—	$—	$(0.35)	$8.88	8.23%	$23,625	1.52%	1.25%	3.06%	198%
C	8.26	0.20	0.42	0.62	(0.28)	—	—	(0.28)	8.60	7.52	667	2.31	2.00	2.34	198
I	8.55	0.29	0.43	0.72	(0.37)	—	—	(0.37)	8.90	8.49	12,903	1.25	1.00	3.26	198
R3	8.57	0.25	0.43	0.68	(0.32)	—	—	(0.32)	8.93	8.04	165	1.85	1.50	2.79	198
R4	8.57	0.28	0.43	0.71	(0.35)	—	—	(0.35)	8.93	8.36	25	1.55	1.20	3.14	198
R5	8.48	0.23	0.49	0.72	(0.37)	—	—	(0.37)	8.83	8.62	51	1.25	0.95	2.62	198
R6	8.55	0.29	0.44	0.73	(0.38)	—	—	(0.38)	8.90	8.60	47	1.14	0.90	3.29	198
Y	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	31,319	1.24	0.90	3.46	198
F	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	10,607	1.14	0.90	3.39	198
The accompanying notes are an integral part of these financial statements.

85

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2023
A	$8.38	$0.27	$0.28	$0.55	$(0.40)	$—	$—	$(0.40)	$8.53	6.65%	$26,304	1.50%	1.25%	3.06%	171%
C	8.18	0.19	0.28	0.47	(0.39)	—	—	(0.39)	8.26	5.83	1,759	2.25	2.00	2.31	171
I	8.38	0.28	0.29	0.57	(0.40)	—	—	(0.40)	8.55	6.93	25,030	1.22	1.00	3.26	171
R3	8.43	0.25	0.29	0.54	(0.40)	—	—	(0.40)	8.57	6.45	144	1.83	1.50	2.88	171
R4	8.42	0.27	0.28	0.55	(0.40)	—	—	(0.40)	8.57	6.62	23	1.53	1.20	3.14	171
R5	8.31	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.48	6.99	304	1.23	0.95	3.42	171
R6	8.37	0.30	0.28	0.58	(0.40)	—	—	(0.40)	8.55	7.07	18	1.12	0.90	3.49	171
Y	8.37	0.29	0.29	0.58	(0.40)	—	—	(0.40)	8.55	7.07	42,085	1.21	0.90	3.38	171
F	8.38	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.55	6.94	24,451	1.12	0.90	3.34	171
For the Year Ended October 31, 2022
A	$10.41	$0.29	$(0.64)	$(0.35)	$(1.26)	$(0.42)	$—	$(1.68)	$8.38	(4.05)%	$30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	—	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	—	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	—	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	—	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (13)	9.11	0.23	(0.97)(8)	(0.74)	—	—	—	—	8.37	(8.13)(5)	9	1.08 (6)	0.90 (6)	3.97 (6)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
For the Year Ended October 31, 2021
A	$7.76	$0.20	$2.69	$2.89	$(0.24)	$—	$—	$(0.24)	$10.41	37.82%	$18,783	1.54%	1.25%	2.11%	202%(14)
C	7.60	0.09	2.68	2.77	(0.17)	—	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
For the Year Ended October 31, 2020
A	$8.84	$0.13	$(0.97)	$(0.84)	$(0.24)	$—	$—	$(0.24)	$7.76	(9.85)%	$11,732	1.54%	1.25%	1.58%	316%(14)
C	8.64	0.07	(0.95)	(0.88)	(0.16)	—	—	(0.16)	7.60	(10.44)	1,732	2.32	2.00	0.84	316 (14)
I	8.83	0.16	(0.96)	(0.80)	(0.27)	—	—	(0.27)	7.76	(9.50)	13,318	1.15	0.98	1.92	316 (14)
R3	8.88	0.11	(0.97)	(0.86)	(0.22)	—	—	(0.22)	7.80	(10.03)	82	1.79	1.50	1.31	316 (14)
R4	8.86	0.14	(0.98)	(0.84)	(0.23)	—	—	(0.23)	7.79	(9.82)	22	1.48	1.20	1.70	316 (14)
R5	8.78	0.14	(0.95)	(0.81)	(0.26)	—	—	(0.26)	7.71	(9.59)	115	1.19	0.95	1.85	316 (14)
Y	8.84	0.16	(0.96)	(0.80)	(0.28)	—	—	(0.28)	7.76	(9.48)	46,915	1.14	0.90	1.95	316 (14)
F	8.83	0.16	(0.95)	(0.79)	(0.28)	—	—	(0.28)	7.76	(9.43)	72,321	1.07	0.90	1.99	316 (14)
Hartford Schroders Diversified Growth Fund (Consolidated)
For the Six-Month Period Ended April 30, 2025 (Unaudited)
I	$11.67	$0.13	$(0.13)	$—	$(0.20)	$(0.24)	$—	$(0.44)	$11.23	(0.09)%(5)	$126	0.84%(6)	0.80%(6)	2.27%(6)	50%
SDR	11.67	0.14	(0.13)	0.01	(0.22)	(0.24)	—	(0.46)	11.22	(0.03)(5)	126,427	0.71 (6)	0.65 (6)	2.39 (6)	50
For the Year Ended October 31, 2024
I	$9.64	$0.27	$1.85	$2.12	$(0.07)	$(0.02)	$—	$(0.09)	$11.67	22.06%	$126	0.89%	0.80%	2.42%	51%
SDR	9.64	0.28	1.85	2.13	(0.08)	(0.02)	—	(0.10)	11.67	22.25	77,264	0.79	0.65	2.54	51
For the Period Ended October 31, 2023(15)
I	$10.00	$0.04	$(0.40)	$(0.36)	$—	$—	$—	$—	$9.64	(3.60)%(5)	$96	2.04%(6)	0.80%(6)	3.72%(6)	15%(16)
SDR	10.00	0.02	(0.38)	(0.36)	—	—	—	—	9.64	(3.60)(5)	49,413	1.85 (6)	0.65 (6)	2.08 (6)	15 (16)

The accompanying notes are an integral part of these financial statements.

86

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations as of the close of business on October 25, 2024.
(8)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(9)	Ratios reflect the impact of a shorter period and may not be indicative of the ratio for a full year.
(10)	Per share amount is less than $0.005.
(11)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 167% for the six-month period ended April
30, 2025 and 209%, 70%, 62%, 63% and 91% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(12)
Includes reimbursement from sub-adviser due to trade error. Without the reimbursement, the Fund’s total return for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6,
Class Y and Class F would have been 15.75%, 14.95%, 16.18%, 15.47%, 15.74%, 16.14%, 16.23%, 16.14% and 16.20%, respectively.

(13)	Commenced operations on February 28, 2022.
(14)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended
October 31, 2021 and October 31, 2020, respectively.

(15)	Commenced operations on September 20, 2023.
(16)	Reflects the Fund’s portfolio turnover for the period September 20, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

87

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Balanced Income Fund (the "Balanced Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")	A, C, I, R3, R4, R5 and F
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Growth Allocation Fund (the "Growth Allocation Fund")	A, C, I, R3, R4, R5 and F
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")	A, C, I, R3, R4, R5 and F
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Real Asset Fund (the "Real Asset Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Diversified Growth Fund (the "Diversified Growth Fund")	I and SDR
Class Y shares of the Conservative Allocation Fund commenced operations as of the close of business on October 25, 2024. Class A shares of each Fund that offers Class A shares are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Each of the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies" or "Underlying Funds") during the six-month period ended April 30, 2025. Each of the Growth Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

88

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

89

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of

90

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund, Real Asset Fund and Diversified Growth Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from other investment companies, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Basis for Consolidation – Each of Real Asset Fund and Diversified Growth Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of such Fund (each a "Subsidiary"). Each Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the respective Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. A Subsidiary of a Fund acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
i)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
The following sets forth a description of securities and other investments for each Fund, except the Asset Allocation Funds and the Checks and Balances Fund.
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do

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 April 30, 2025 (Unaudited)

so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2025.
c)
Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2025.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2025.
f)
Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's  Schedule of Investments, if applicable, for equity linked securities as of April 30, 2025.
g)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is

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 April 30, 2025 (Unaudited)

permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Multi-Asset Income Fund,Real Asset Fund and Diversified Growth Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Growth Fund had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2025, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Growth Fund had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2025, the Multi-Asset Income Fund had used Options Contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy,

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2025, each of Balanced Income Fund, Multi-Asset Income Fund and Diversified Growth Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended April 30, 2025, the Multi-Asset Income Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2025, each of Multi-Asset Income Fund and Diversified Growth Fund had used Total Return Swap Contracts.

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

e)
Additional Derivative Instrument Information:
Balanced Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$1,025,511	$—	$—	$—	$—	$1,025,511
Unrealized appreciation on foreign currency contracts	—	509,908	—	—	—	509,908
Unrealized appreciation on swap contracts(2)	—	—	269,021	—	—	269,021
Total	$1,025,511	$509,908	$269,021	$—	$—	$1,804,440
Liabilities:
Unrealized depreciation on futures contracts(1)	$1,484,752	$—	$—	$—	$—	$1,484,752
Unrealized depreciation on foreign currency contracts	—	2,486,728	—	—	—	2,486,728
Total	$1,484,752	$2,486,728	$—	$—	$—	$3,971,480

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(14,758,970)	$—	$—	$—	$—	$(14,758,970)
Net realized gain (loss) on swap contracts	—	—	(190,753)	—	—	(190,753)
Net realized gain (loss) on foreign currency contracts	—	756,161	—	—	—	756,161
Total	$(14,758,970)	$756,161	$(190,753)	$—	$—	$(14,193,562)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$5,315,970	$—	$—	$—	$—	$5,315,970
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	183,604	—	—	183,604
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(3,293,233)	—	—	—	(3,293,233)
Total	$5,315,970	$(3,293,233)	$183,604	$—	$—	$2,206,341
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2,025
Futures Contracts Number of Short Contracts	(1,555)
Swap Contracts at Notional Amount	$43,775,833
Foreign Currency Contracts Purchased at Contract Amount	$14,913,837
Foreign Currency Contracts Sold at Contract Amount	$107,971,091

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$1,072,575	$—	$—	$279,989	$—	$1,352,564
Unrealized appreciation on foreign currency contracts	—	294,829	—	—	—	294,829
Unrealized appreciation on swap contracts(2)	275,064	—	582,511	136,733	—	994,308
Total	$1,347,639	$294,829	$582,511	$416,722	$—	$2,641,701
Liabilities:
Unrealized depreciation on futures contracts(1)	$520,528	$—	$—	$104,907	$—	$625,435
Unrealized depreciation on foreign currency contracts	—	853,039	—	—	—	853,039
Written options, market value	575,162	—	—	—	—	575,162
Unrealized depreciation on swap contracts(2)	252,241	—	54,306	4,903	—	311,450
Total	$1,347,931	$853,039	$54,306	$109,810	$—	$2,365,086

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(4,046,093)	$—	$—	$(1,980,749)	$—	$(6,026,842)
Net realized gain (loss) on swap contracts	(19,466)	—	555,075	(401,103)	—	134,506
Net realized gain (loss) on foreign currency contracts	—	(188,350)	—	—	—	(188,350)
Total	$(4,065,559)	$(188,350)	$555,075	$(2,381,852)	$—	$(6,080,686)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$3,433,083	$—	$—	$(33,358)	$—	$3,399,725
Net change in unrealized appreciation (depreciation) of written options contracts	(113,083)	—	—	—	—	(113,083)
Net change in unrealized appreciation (depreciation) of swap contracts	(68,663)	—	203,646	35,123	—	170,106
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,072,208)	—	—	—	(1,072,208)
Total	$3,251,337	$(1,072,208)	$203,646	$1,765	$—	$2,384,540
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,215
Futures Contracts Number of Short Contracts	(549)
Written Options at Notional Amount	$(5,493,333)
Swap Contracts at Notional Amount	$35,386,022
Foreign Currency Contracts Purchased at Contract Amount	$6,652,725
Foreign Currency Contracts Sold at Contract Amount	$57,408,399

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Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$—	$217,267	$217,267
Unrealized appreciation on foreign currency contracts	—	3,555	—	—	—	3,555
Total	$—	$3,555	$—	$—	$217,267	$220,822
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$—	$312,891	$312,891
Total	$—	$—	$—	$—	$312,891	$312,891

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$—	$127,886	$127,886
Net realized gain (loss) on foreign currency contracts	—	(26,192)	—	—	—	(26,192)
Total	$—	$(26,192)	$—	$—	$127,886	$101,694
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$—	$(20,201)	$(20,201)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,555	—	—	—	3,555
Total	$—	$3,555	$—	$—	$(20,201)	$(16,646)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	198
Futures Contracts Number of Short Contracts	(57)
Foreign Currency Contracts Purchased at Contract Amount	$691,245
Foreign Currency Contracts Sold at Contract Amount	$745,324

98

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Diversified Growth Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$287,793	$—	$—	$202,580	$—	$490,373
Unrealized appreciation on foreign currency contracts	—	98,533	—	—	—	98,533
Unrealized appreciation on swap contracts(2)	—	—	94,377	—	—	94,377
Total	$287,793	$98,533	$94,377	$202,580	$—	$683,283
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$447,320	$—	$447,320
Unrealized depreciation on foreign currency contracts	—	189,987	—	—	—	189,987
Total	$—	$189,987	$—	$447,320	$—	$637,307

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(170,862)	$—	$—	$(2,165,972)	$—	$(2,336,834)
Net realized gain (loss) on swap contracts	246	—	(4,059)	(302,896)	—	(306,709)
Net realized gain (loss) on foreign currency contracts	—	(81,721)	—	—	—	(81,721)
Total	$(170,616)	$(81,721)	$(4,059)	$(2,468,868)	$—	$(2,725,264)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$495,108	$—	$—	$(5,000)	$—	$490,108
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	97,447	—	—	97,447
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(43,967)	—	—	—	(43,967)
Total	$495,108	$(43,967)	$97,447	$(5,000)	$—	$543,588
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	397
Futures Contracts Number of Short Contracts	(44)
Swap Contracts at Notional Amount	$9,671,098
Foreign Currency Contracts Purchased at Contract Amount	$9,786,260
Foreign Currency Contracts Sold at Contract Amount	$17,523,930
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers

99

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$509,908	$(2,486,728)
Futures contracts	1,025,511	(1,484,752)
Swap contracts	269,021	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,804,440	(3,971,480)
Derivatives not subject to a MNA	(1,294,532)	1,484,752
Total gross amount of assets and liabilities subject to MNA or similar agreements	$509,908	$(2,486,728)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$55,803	$(55,803)	$—	$—	$—
Citibank NA	124,599	(68,841)	—	—	55,758
Deutsche Bank Securities, Inc.	68,590	(68,590)	—	—	—
Goldman Sachs & Co.	17,292	(17,292)	—	—	—
JP Morgan Chase & Co.	49,247	—	—	—	49,247
Morgan Stanley	14,696	(2,069)	—	—	12,627
Societe Generale Group	80,456	—	—	—	80,456
State Street Global Markets LLC	5,729	(5,729)	—	—	—
UBS AG	93,496	—	—	—	93,496
Total	$509,908	$(218,324)	$—	$—	$291,584

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(204,143)	$55,803	$—	$—	$(148,340)
BNP Paribas Securities Services	(15,265)	—	—	—	(15,265)
Citibank NA	(68,841)	68,841	—	—	—
Deutsche Bank Securities, Inc.	(1,880,251)	68,590	—	—	(1,811,661)
Goldman Sachs & Co.	(53,318)	17,292	—	—	(36,026)
Morgan Stanley	(2,069)	2,069	—	—	—
State Street Global Markets LLC	(134,029)	5,729	—	—	(128,300)
Wells Fargo Bank NA	(128,812)	—	—	—	(128,812)
Total	$(2,486,728)	$218,324	$—	$—	$(2,268,404)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$294,829	$(853,039)
Futures contracts	1,352,564	(625,435)
Swap contracts	994,308	(311,450)
Written options	—	(575,162)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,641,701	(2,365,086)
Derivatives not subject to a MNA	(2,210,139)	931,982
Total gross amount of assets and liabilities subject to MNA or similar agreements	$431,562	$(1,433,104)

100

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$2,192	$(2,192)	$—	$—	$—
Barclays	2,229	(2,229)	—	—	—
Citibank NA	3,930	(3,930)	—	—	—
Deutsche Bank Securities, Inc.	50,662	(50,662)	—	—	—
Goldman Sachs & Co.	17,628	(17,628)	—	—	—
JP Morgan Chase & Co.	112,309	(10,827)	—	—	101,482
Morgan Stanley	11,061	(409)	—	—	10,652
Nomura International	136,733	(4,903)	—	—	131,830
Societe Generale Group	19,632	—	—	—	19,632
Standard Chartered Bank	6,992	(6,992)	—	—	—
State Street Global Markets LLC	7,124	(7,124)	—	—	—
UBS AG	31,561	—	—	—	31,561
Wells Fargo Bank NA	29,509	—	—	—	29,509
Total	$431,562	$(106,896)	$—	$—	$324,666

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(602,325)	$2,192	$—	$—	$(600,133)
Barclays	(10,803)	2,229	—	—	(8,574)
BNP Paribas Securities Services	(412)	—	—	—	(412)
Canadian Imperial Bank of Commerce	(77)	—	—	—	(77)
Citibank NA	(15,623)	3,930	—	—	(11,693)
Deutsche Bank Securities, Inc.	(463,989)	50,662	—	—	(413,327)
Goldman Sachs & Co.	(70,530)	17,628	—	—	(52,902)
HSBC Bank USA	(15,949)	—	—	—	(15,949)
JP Morgan Chase & Co.	(10,827)	10,827	—	—	—
Morgan Stanley	(409)	409	—	—	—
NatWest Markets Plc	(77,591)	—	—	—	(77,591)
Nomura International	(4,903)	4,903	—	—	—
Standard Chartered Bank	(90,403)	6,992	—	—	(83,411)
State Street Global Markets LLC	(69,263)	7,124	—	—	(62,139)
Total	$(1,433,104)	$106,896	$—	$—	$(1,326,208)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$3,555	$—
Futures contracts	217,267	(312,891)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	220,822	(312,891)
Derivatives not subject to a MNA	(217,267)	312,891
Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,555	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$3,555	$—	$—	$—	$3,555
Total	$3,555	$—	$—	$—	$3,555

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

101

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Diversified Growth Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$98,533	$(189,987)
Futures contracts	490,373	(447,320)
Swap contracts	94,377	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	683,283	(637,307)
Derivatives not subject to a MNA	(584,750)	447,320
Total gross amount of assets and liabilities subject to MNA or similar agreements	$98,533	$(189,987)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$30,961	$(30,961)	$—	$—	$—
Goldman Sachs & Co.	11,758	(465)	—	—	11,293
HSBC Bank USA	1,504	(1,504)	—	—	—
Morgan Stanley	5,660	(5,660)	—	—	—
UBS AG	48,650	(17,499)	—	—	31,151
Total	$98,533	$(56,089)	$—	$—	$42,444

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(120,466)	$30,961	$—	$—	$(89,505)
Goldman Sachs & Co.	(465)	465	—	—	—
HSBC Bank USA	(39,260)	1,504	—	—	(37,756)
Morgan Stanley	(12,297)	5,660	—	—	(6,637)
UBS AG	(17,499)	17,499	—	—	—
Total	$(189,987)	$56,089	$—	$—	$(133,898)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an Underlying Fund, as applicable.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investments in securities of other investment companies are subject to the risks that apply to the other investment companies’ strategies and portfolio holdings. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objectives. In addition, investments in exchange-traded funds (“ETFs”) are subject to the additional risk that shares of the ETF may trade at a premium or discount to their net asset value per share, or may not have an active trading market available. A Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested and may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to

102

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

103

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Conservative Allocation Fund*	$20,169,649	$3,150,637
Moderate Allocation Fund	—	51,360
Multi-Asset Income Fund	13,866,911	—
Real Asset Fund (Consolidated)*	11,272,359	87,814,729

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Balanced Income Fund utilized $15,071,029, Conservative Allocation Fund utilized $1,733,006, Growth Allocation Fund utilized $3,980,862, Moderate Allocation Fund utilized $4,752,433, Multi-Asset Income Fund utilized $28,473,303, and Real Asset Fund utilized $5,782,576, of prior year capital loss carryforwards.
Each of Balanced Income Fund, Checks and Balances Fund, Growth Allocation Fund and Diversified Growth Fund had no capital loss carryforwards for U.S. income tax purposes at October 31, 2024.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$10,876,790,993	$966,849,237	$(434,431,746)	$532,417,491
Checks and Balances Fund	1,181,224,969	171,861,846	(45,182,991)	126,678,855
Conservative Allocation Fund	137,728,320	7,833,954	(3,351,983)	4,481,971
Growth Allocation Fund	439,654,528	85,632,063	(7,462,893)	78,169,170
Moderate Allocation Fund	271,824,643	39,137,416	(8,677,602)	30,459,814
Multi-Asset Income Fund	559,023,217	20,981,286	(20,637,798)	343,488
Real Asset Fund (Consolidated)	55,417,281	4,267,737	(2,549,146)	1,718,591
Diversified Growth Fund (Consolidated)	112,128,702	11,343,525	(2,307,095)	9,036,430
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to Diversified Growth Fund (the "Schroders Sub-Advised Fund"), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to Diversified Growth Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Fund and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Fund. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund. As of April 30, 2025, each Fund, except Checks and Balances Fund and Conservative Allocation Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to the sub-advised funds, HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fee for Diversified Growth Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

104

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Checks and Balances Fund and Conservative Allocation Fund	None
Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
Real Asset Fund(1)	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion
Diversified Growth Fund (Excluding assets invested in any mutual fund or exchange-traded fund for which the Investment Manager or its affiliates serves as investment manager (“Affiliated Funds”))(2)	0.5500% on first $1 billion and;
0.5300% over $1 billion

Diversified Growth Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds

(1)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Real Asset Fund's Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
(2)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Diversified Growth Fund in an amount equal to the management fee paid to it by the Diversified Growth Fund's Subsidiary. This waiver will remain in effect for as long as the Diversified Growth Fund remains invested in the Subsidiary.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit

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 April 30, 2025 (Unaudited)

the total annual fund operating expenses until the dates stated in the footnotes to the table below (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund(1)	1.13%	1.89%	0.84%	1.44%	1.14%	0.84%	N/A	0.84%	0.73%	N/A
Real Asset Fund (Consolidated)(2)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%	N/A
Diversified Growth Fund (Consolidated)(3)	N/A	N/A	0.80%	N/A	N/A	N/A	N/A	N/A	N/A	0.65%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses until February 28, 2026.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses until February 28, 2026.
(3)
HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the
Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses until February 28, 2026.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$1,093,869	$38,330
Checks and Balances Fund	404,640	3,187
Conservative Allocation Fund	20,900	682
Growth Allocation Fund	145,271	1,738
Moderate Allocation Fund	67,745	1,013
Multi-Asset Income Fund	54,238	503
Real Asset Fund (Consolidated)	12,686	11
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class I of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I
Balanced Income Fund	0.082%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Balanced Income Fund	0.08%	0.10%	0.09%	0.21%	0.16%	0.11%	0.00%*	0.11%	0.00%*	N/A
Checks and Balances Fund	0.09%	0.13%	0.12%	0.21%	0.16%	0.11%	N/A	N/A	0.00%*	N/A
Conservative Allocation Fund	0.13%	0.17%	0.10%	0.22%	0.16%	0.11%	N/A	0.09%	0.00%*	N/A
Growth Allocation Fund	0.13%	0.23%	0.12%	0.21%	0.17%	0.11%	N/A	N/A	0.00%*	N/A
Moderate Allocation Fund	0.12%	0.21%	0.12%	0.21%	0.16%	0.10%	N/A	N/A	0.00%*	N/A
Multi-Asset Income Fund	0.16%	0.15%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
Real Asset Fund (Consolidated)	0.15%	0.25%	0.10%	0.21%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Diversified Growth Fund (Consolidated)	N/A	N/A	0.13%	N/A	N/A	N/A	N/A	N/A	N/A	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$50,403,428	$52,693,196	$—
Multi-Asset Income Fund	—	—	—
Real Asset Fund (Consolidated)	—	—	—
Diversified Growth Fund (Consolidated)	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Fund Transactions:
A summary of affiliated investment companies transactions for the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Checks and Balances Fund
Hartford Total Return Bond ETF	$463,264,789	$32,029,680	$59,204,017	$(9,661,842)	$9,299,118	$435,727,728	12,906,627	$11,011,742	$—
The Hartford Capital Appreciation Fund, Class F	466,386,945	97,466,774	57,590,095	(1,388,531)	(67,110,424)	437,764,669	11,057,456	4,005,856	43,184,639
The Hartford Dividend and Growth Fund, Class F	469,711,707	78,925,353	58,561,046	(506,178)	(55,158,409)	434,411,427	13,416,041	5,387,469	39,134,797
Total	$1,399,363,441	$208,421,807	$175,355,158	$(11,556,551)	$(112,969,715)	$1,307,903,824	37,380,124	$20,405,067	$82,319,436
Conservative Allocation Fund
Hartford Core Bond ETF	$29,823,229	$—	$3,272,955	$(633,008)	$687,946	$26,605,212	759,162	$650,272	$—
Hartford Core Equity Fund, Class F	14,936,357	3,026,862	2,888,060	(109,684)	(1,190,043)	13,775,432	273,431	109,981	1,124,190
Hartford Large Cap Growth ETF	7,911,127	—	1,703,535	120,473	(98,960)	6,229,105	292,309	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,816,021	—	—	—	385,759	4,201,780	129,885	75,014	—
Hartford Schroders Core Fixed Income Fund, Class F	19,978,172	1,714,821	7,223,184	(577,383)	521,405	14,413,831	1,676,027	370,671	—

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
Hartford Schroders Emerging Markets Equity Fund, Class F	$1,877,657	$102,026	$163,770	$(6,721)	$(18,375)	$1,790,817	104,665	$24,613	$—
Hartford Schroders International Contrarian Value Fund, Class F	3,051,200	760,227	954,799	(22,565)	250,174	3,084,237	214,630	56,088	43,063
Hartford Small Cap Value Fund, Class F	2,269,567	1,052,032	1,358,121	(50,844)	(276,018)	1,636,616	149,736	40,097	61,361
Hartford Strategic Income ETF	6,415,790	9,860,498	—	—	(280,589)	15,995,699	467,913	331,156	—
Hartford US Quality Growth ETF	3,046,563	—	—	—	(70,256)	2,976,307	60,696	8,025	—
Hartford US Value ETF	3,468,405	—	—	—	(206,142)	3,262,263	70,529	34,277	—
The Hartford Equity Income Fund, Class F	6,844,935	1,755,696	1,352,998	(80,426)	(535,208)	6,631,999	334,611	83,976	483,292
The Hartford Growth Opportunities Fund, Class F	—	—	33	33	—	—	—	—	—
The Hartford Inflation Plus Fund, Class F	6,155,800	3,210,909	912,562	(18,990)	140,472	8,575,629	822,208	120,421	—
The Hartford International Growth Fund, Class F	2,664,330	51,525	397,947	14,580	118,455	2,450,943	138,472	13,267	—
The Hartford International Opportunities Fund, Class F	4,554,290	216,128	525,635	2,472	258,889	4,506,144	228,738	76,510	—
The Hartford Small Company Fund, Class F	2,241,186	562,040	862,654	(13,841)	(154,590)	1,772,141	85,985	—	—
The Hartford Strategic Income Fund, Class F	10,459,858	293,149	10,776,638	(146,708)	170,339	—	—	261,962	—
The Hartford World Bond Fund, Class F	23,029,109	5,935,493	4,951,609	(175,991)	465,134	24,302,136	2,375,575	652,834	—
Total	$152,543,596	$28,541,406	$37,344,500	$(1,698,603)	$168,392	$142,210,291	8,184,572	$2,909,164	$1,711,906
Growth Allocation Fund
Hartford Core Bond ETF	$30,208,867	$—	$3,787,740	$(722,515)	$769,327	$26,467,939	755,245	$672,845	$—
Hartford Core Equity Fund, Class F	114,546,566	14,163,636	15,781,119	9,236	(10,960,507)	101,977,812	2,024,172	883,034	9,063,839
Hartford Large Cap Growth ETF	57,343,669	3,497,570	7,552,105	1,752,628	(2,343,880)	52,697,882	2,472,918	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	35,089,974	—	—	—	3,547,216	38,637,190	1,194,349	689,782	—
Hartford Multifactor US Equity ETF	57,641,936	—	60,192,317	24,166,944	(21,616,563)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	21,637,038	8,214,218	10,689,494	(594,351)	554,083	19,121,494	2,223,430	407,497	—
Hartford Schroders Emerging Markets Equity Fund, Class F	10,618,502	4,879,797	503,013	(11,746)	(152,849)	14,830,691	866,785	195,977	—

109

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Growth Allocation Fund – (continued)
Hartford Schroders International Contrarian Value Fund, Class F	$—	$29,907,249	$5,745,094	$227,683	$2,608,813	$26,998,651	1,878,821	$499,937	$410,914
Hartford Schroders International Multi-Cap Value Fund, Class F	31,394,573	—	31,029,873	3,672,365	(4,037,065)	—	—	—	—
Hartford Small Cap Value Fund, Class F	18,518,884	5,889,551	8,377,774	(130,634)	(2,666,822)	13,233,205	1,210,723	336,660	538,381
Hartford Strategic Income ETF	—	13,230,434	—	—	(162,765)	13,067,669	382,261	95,172	—
Hartford US Quality Growth ETF	—	26,600,374	—	—	(2,086,441)	24,513,933	499,914	66,100	—
Hartford US Value ETF	—	28,000,400	—	—	(2,673,312)	25,327,088	547,563	266,116	—
The Hartford Equity Income Fund, Class F	45,880,480	17,738,160	3,498,545	(320,774)	(4,935,429)	54,863,892	2,768,108	672,718	3,936,835
The Hartford Growth Opportunities Fund, Class F	8,764,460	—	9,668,956	4,340,538	(3,436,042)	—	—	—	—
The Hartford International Growth Fund, Class F	19,898,828	3,679,764	2,056,323	127,200	1,031,156	22,680,625	1,281,391	120,275	—
The Hartford International Opportunities Fund, Class F	42,683,803	721,595	4,023,760	431,824	1,977,950	41,791,412	2,121,391	721,594	—
The Hartford Small Company Fund, Class F	17,643,220	5,790,242	7,745,197	(519,858)	(1,284,748)	13,883,659	673,637	—	—
The Hartford Strategic Income Fund, Class F	5,372,848	170,134	5,556,825	470,517	(456,674)	—	—	141,632	—
The Hartford World Bond Fund, Class F	23,050,484	13,734,479	9,375,647	(10,859)	332,099	27,730,556	2,710,709	753,663	—
Total	$540,294,132	$176,217,603	$185,583,782	$32,888,198	$(45,992,453)	$517,823,698	23,611,417	$6,523,002	$13,949,969
Moderate Allocation Fund
Hartford Core Bond ETF	$41,555,007	$—	$1,544,442	$(303,044)	$375,454	$40,082,975	1,143,741	$939,667	$—
Hartford Core Equity Fund, Class F	58,775,715	7,618,106	17,081,526	5,322,773	(9,475,473)	45,159,595	896,379	375,705	3,879,332
Hartford Large Cap Growth ETF	24,148,357	—	3,127,888	813,760	(983,204)	20,851,025	978,462	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,675,530	—	—	—	1,685,715	18,361,245	567,581	327,800	—
Hartford Multifactor US Equity ETF	21,820,659	—	22,786,119	9,065,069	(8,099,609)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	26,171,075	6,509,351	10,147,235	(643,683)	595,216	22,484,724	2,614,503	518,144	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,336,310	2,047,438	216,253	(4,666)	(75,787)	7,087,042	414,205	93,153	—
Hartford Schroders International Contrarian Value Fund, Class F	—	13,766,460	2,918,708	64,476	1,215,960	12,128,188	843,993	223,596	183,297

110

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
Hartford Schroders International Multi-Cap Value Fund, Class F	$14,781,076	$—	$14,609,369	$2,036,328	$(2,208,035)	$—	—	$—	$—
Hartford Small Cap Value Fund, Class F	7,216,120	3,010,933	3,153,552	(116,890)	(1,025,288)	5,931,323	542,665	133,215	213,037
Hartford Strategic Income ETF	—	20,779,152	—	—	(337,359)	20,441,793	597,972	187,093	—
Hartford US Quality Growth ETF	—	11,394,527	—	—	(893,747)	10,500,780	214,143	28,315	—
Hartford US Value ETF	—	12,208,406	—	—	(1,165,586)	11,042,820	238,742	116,029	—
The Hartford Equity Income Fund, Class F	16,768,652	10,064,471	1,386,702	(98,727)	(2,150,576)	23,197,118	1,170,389	281,751	1,648,222
The Hartford Growth Opportunities Fund, Class F	—	—	46	46	—	—	—	—	—
The Hartford International Growth Fund, Class F	9,482,469	1,903,735	1,163,710	51,819	501,068	10,775,381	608,779	57,453	—
The Hartford International Opportunities Fund, Class F	18,797,861	461,842	2,151,829	252,512	837,923	18,198,309	923,772	317,803	—
The Hartford Small Company Fund, Class F	7,838,221	2,334,392	3,507,215	(134,494)	(544,384)	5,986,520	290,467	—	—
The Hartford Strategic Income Fund, Class F	17,560,684	595,337	18,197,723	490,408	(448,706)	—	—	457,276	—
The Hartford World Bond Fund, Class F	29,908,033	9,315,133	9,489,586	(270,250)	592,289	30,055,619	2,937,988	902,827	—
Total	$316,835,769	$102,009,283	$111,481,903	$16,525,437	$(21,604,129)	$302,284,457	14,983,781	$4,959,827	$5,923,888
10.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	1%	N/A	—	8%	N/A
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	49%	18%	7%	—	—	N/A
Diversified Growth Fund (Consolidated)	N/A	N/A	93%	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	0%*	N/A	—	0%*	N/A
Multi-Asset Income Fund	—	—	—	—	—	0%*	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	0%*	0%*	0%*	—	—	N/A
Diversified Growth Fund (Consolidated)	N/A	N/A	0%*	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.

111

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

As of April 30, 2025, the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. The 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0%(1)

*	As of April 30, 2025, the 529 plan was invested in Class F shares.
(1)	Percentage rounds to zero.
11.
Significant Shareholder Concentration:
As of April 30, 2025, one shareholder owns greater than 75% of the Diversified Growth Fund. The Diversified Growth Fund may experience adverse effects when such large shareholder redeems or purchases large amounts of shares of the Diversified Growth Fund. Such redemptions may cause the Diversified Growth Fund to sell securities at times when it would not otherwise do so, which may negatively impact the Diversified Growth Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Diversified Growth Fund’s performance to the extent that the Diversified Growth Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
12.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$3,680,751,348	$4,218,842,948	$1,026,738,853	$968,741,682	$4,707,490,201	$5,187,584,630
Checks and Balances Fund	208,421,807	175,355,158	—	—	208,421,807	175,355,158
Conservative Allocation Fund	28,541,406	37,344,500	—	—	28,541,406	37,344,500
Growth Allocation Fund	176,217,603	185,583,782	—	—	176,217,603	185,583,782
Moderate Allocation Fund	102,009,284	111,481,903	—	—	102,009,284	111,481,903
Multi-Asset Income Fund	271,450,930	287,707,511	19,472,067	42,116,781	290,922,997	329,824,292
Real Asset Fund (Consolidated)	30,974,052	40,955,956	32,314,327	35,564,813	63,288,379	76,520,769
Diversified Growth Fund (Consolidated)	79,795,121	35,486,250	3,594,415	8,311,925	83,389,536	43,798,175
13.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year or period ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	30,590,312	$444,739,111	50,861,460	$739,128,188
Shares Issued for Reinvested Dividends	15,448,258	222,607,369	10,015,801	145,424,828
Shares Redeemed	(34,990,328)	(508,121,352)	(66,415,293)	(956,785,060)
Net Increase (Decrease)	11,048,242	159,225,128	(5,538,032)	(72,232,044)
Class C
Shares Sold	2,027,321	$28,982,933	4,441,713	$62,756,272
Shares Issued for Reinvested Dividends	3,850,556	54,440,123	2,688,619	38,267,956
Shares Redeemed	(18,283,280)	(260,280,657)	(43,462,206)	(614,735,547)
Net Increase (Decrease)	(12,405,403)	(176,857,601)	(36,331,874)	(513,711,319)
Class I
Shares Sold	17,045,947	$247,499,787	39,225,287	$564,424,394
Shares Issued for Reinvested Dividends	11,800,850	170,096,367	8,781,116	127,427,457
Shares Redeemed	(36,406,031)	(528,350,919)	(86,862,902)	(1,247,087,294)
Net Increase (Decrease)	(7,559,234)	(110,754,765)	(38,856,499)	(555,235,443)

112

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	756,420	$11,015,172	1,655,935	$24,055,178
Shares Issued for Reinvested Dividends	413,164	5,986,504	273,796	3,993,517
Shares Redeemed	(1,445,225)	(21,085,550)	(2,928,302)	(42,679,061)
Net Increase (Decrease)	(275,641)	(4,083,874)	(998,571)	(14,630,366)
Class R4
Shares Sold	366,641	$5,383,554	883,793	$12,794,891
Shares Issued for Reinvested Dividends	201,402	2,919,065	141,314	2,062,408
Shares Redeemed	(907,526)	(13,182,448)	(1,553,713)	(22,660,710)
Net Increase (Decrease)	(339,483)	(4,879,829)	(528,606)	(7,803,411)
Class R5
Shares Sold	146,809	$2,155,686	324,802	$4,721,572
Shares Issued for Reinvested Dividends	116,967	1,697,835	84,369	1,232,824
Shares Redeemed	(297,320)	(4,359,569)	(696,804)	(10,058,515)
Net Increase (Decrease)	(33,544)	(506,048)	(287,633)	(4,104,119)
Class R6
Shares Sold	2,757,596	$40,810,513	5,441,398	$79,494,144
Shares Issued for Reinvested Dividends	817,890	11,961,186	657,429	9,657,563
Shares Redeemed	(2,864,556)	(42,421,998)	(8,855,647)	(131,554,846)
Net Increase (Decrease)	710,930	10,349,701	(2,756,820)	(42,403,139)
Class Y
Shares Sold	659,466	$9,697,857	405,445	$5,947,429
Shares Issued for Reinvested Dividends	167,706	2,454,342	124,321	1,829,906
Shares Redeemed	(591,313)	(8,760,124)	(990,721)	(14,471,854)
Net Increase (Decrease)	235,859	3,392,075	(460,955)	(6,694,519)
Class F
Shares Sold	10,905,824	$158,729,929	22,965,435	$330,816,942
Shares Issued for Reinvested Dividends	9,137,513	131,788,751	6,628,391	96,271,828
Shares Redeemed	(21,740,564)	(315,919,994)	(43,742,437)	(629,202,208)
Net Increase (Decrease)	(1,697,227)	(25,401,314)	(14,148,611)	(202,113,438)
Total Net Increase (Decrease)	(10,315,501)	$(149,516,527)	(99,907,601)	$(1,418,927,798)
Checks and Balances Fund
Class A
Shares Sold	2,603,257	$26,273,490	4,917,859	$47,719,142
Shares Issued for Reinvested Dividends	4,434,948	44,939,251	5,962,011	56,764,263
Shares Redeemed	(8,888,070)	(89,722,963)	(17,837,195)	(173,787,510)
Net Increase (Decrease)	(1,849,865)	(18,510,222)	(6,957,325)	(69,304,105)
Class C
Shares Sold	221,053	$2,226,818	377,356	$3,630,372
Shares Issued for Reinvested Dividends	153,291	1,544,870	238,759	2,234,310
Shares Redeemed	(906,491)	(9,030,837)	(2,144,234)	(20,716,917)
Net Increase (Decrease)	(532,147)	(5,259,149)	(1,528,119)	(14,852,235)
Class I
Shares Sold	2,409,860	$24,950,125	4,335,335	$41,330,299
Shares Issued for Reinvested Dividends	359,127	3,646,514	446,217	4,261,980
Shares Redeemed	(2,200,278)	(21,999,979)	(4,665,351)	(45,390,159)
Net Increase (Decrease)	568,709	6,596,660	116,201	202,120
Class R3
Shares Sold	68,694	$686,536	124,906	$1,208,434
Shares Issued for Reinvested Dividends	35,810	361,046	44,516	420,257
Shares Redeemed	(72,539)	(711,271)	(158,418)	(1,541,512)
Net Increase (Decrease)	31,965	336,311	11,004	87,179
Class R4
Shares Sold	18,319	$185,000	28,406	$276,823
Shares Issued for Reinvested Dividends	13,327	134,377	16,757	158,815
Shares Redeemed	(8,256)	(83,260)	(48,225)	(469,961)
Net Increase (Decrease)	23,390	236,117	(3,062)	(34,323)

113

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	7,905	$78,043	20,077	$193,347
Shares Issued for Reinvested Dividends	6,328	62,713	7,546	70,663
Shares Redeemed	(8,465)	(84,569)	(10,630)	(102,500)
Net Increase (Decrease)	5,768	56,187	16,993	161,510
Class F
Shares Sold	6,761	$69,499	64,683	$616,612
Shares Issued for Reinvested Dividends	7,363	74,673	29,600	280,516
Shares Redeemed	(29,911)	(301,181)	(569,272)	(5,539,517)
Net Increase (Decrease)	(15,787)	(157,009)	(474,989)	(4,642,389)
Total Net Increase (Decrease)	(1,767,967)	$(16,701,105)	(8,819,297)	$(88,382,243)
Conservative Allocation Fund
Class A
Shares Sold	391,394	$4,402,534	540,353	$5,849,670
Issued in Reorganization	—	—	4,125,717	46,960,556
Shares Issued for Reinvested Dividends	294,683	3,277,483	198,363	2,086,779
Shares Redeemed	(1,301,315)	(14,673,811)	(1,487,976)	(16,034,811)
Net Increase (Decrease)	(615,238)	(6,993,794)	3,376,457	38,862,194
Class C
Shares Sold	21,904	$248,102	42,488	$453,989
Issued in Reorganization	—	—	320,359	3,607,655
Shares Issued for Reinvested Dividends	12,593	139,487	8,359	87,607
Shares Redeemed	(192,724)	(2,122,541)	(208,999)	(2,226,265)
Net Increase (Decrease)	(158,227)	(1,734,952)	162,207	1,922,986
Class I
Shares Sold	125,316	$1,395,621	66,899	$732,672
Issued in Reorganization	—	—	565,205	6,447,859
Shares Issued for Reinvested Dividends	24,074	267,689	5,466	57,500
Shares Redeemed	(78,138)	(876,550)	(51,766)	(569,426)
Net Increase (Decrease)	71,252	786,760	585,804	6,668,605
Class R3
Shares Sold	12,183	$137,188	22,498	$242,688
Issued in Reorganization	—	—	29,983	340,319
Shares Issued for Reinvested Dividends	3,764	41,870	2,881	30,305
Shares Redeemed	(38,811)	(438,230)	(8,592)	(93,817)
Net Increase (Decrease)	(22,864)	(259,172)	46,770	519,495
Class R4
Shares Sold	10,040	$113,694	11,193	$120,073
Issued in Reorganization	—	—	12,953	146,950
Shares Issued for Reinvested Dividends	1,815	20,116	1,325	13,898
Shares Redeemed	(10,504)	(116,278)	(13,098)	(139,493)
Net Increase (Decrease)	1,351	17,532	12,373	141,428
Class R5
Shares Sold	30,320	$344,485	16,454	$177,920
Issued in Reorganization	—	—	917	10,446
Shares Issued for Reinvested Dividends	3,698	41,046	3,723	39,128
Shares Redeemed	(28,105)	(320,894)	(12,446)	(134,118)
Net Increase (Decrease)	5,913	64,637	8,648	93,376
Class Y(1)
Issued in Reorganization	—	$—	119,087	$1,358,545
Shares Issued for Reinvested Dividends	1,199	13,330	—	—
Shares Redeemed	(80,342)	(915,643)	(439)	(5,000)
Net Increase (Decrease)	(79,143)	(902,313)	118,648	1,353,545

114

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	4,584	$52,762	—	$—
Issued in Reorganization	—	—	11,715	133,798
Shares Issued for Reinvested Dividends	909	10,107	420	4,426
Shares Redeemed	(13,186)	(146,799)	(997)	(11,158)
Net Increase (Decrease)	(7,693)	(83,930)	11,138	127,066
Total Net Increase (Decrease)	(804,649)	$(9,105,232)	4,322,045	$49,688,695
Growth Allocation Fund
Class A
Shares Sold	557,282	$8,240,932	1,112,348	$15,385,552
Shares Issued for Reinvested Dividends	1,028,955	15,358,385	555,942	7,293,959
Shares Redeemed	(2,264,425)	(33,635,653)	(4,712,710)	(65,317,586)
Net Increase (Decrease)	(678,188)	(10,036,336)	(3,044,420)	(42,638,075)
Class C
Shares Sold	51,387	$763,086	113,994	$1,557,063
Shares Issued for Reinvested Dividends	20,851	312,353	8,285	108,863
Shares Redeemed	(164,984)	(2,439,973)	(472,914)	(6,504,962)
Net Increase (Decrease)	(92,746)	(1,364,534)	(350,635)	(4,839,036)
Class I
Shares Sold	86,464	$1,275,306	301,861	$4,188,613
Shares Issued for Reinvested Dividends	27,734	410,211	14,168	184,325
Shares Redeemed	(113,783)	(1,675,921)	(214,818)	(2,990,177)
Net Increase (Decrease)	415	9,596	101,211	1,382,761
Class R3
Shares Sold	34,699	$501,103	62,383	$836,783
Shares Issued for Reinvested Dividends	10,975	159,176	6,541	83,396
Shares Redeemed	(67,830)	(974,911)	(168,340)	(2,276,938)
Net Increase (Decrease)	(22,156)	(314,632)	(99,416)	(1,356,759)
Class R4
Shares Sold	26,347	$391,703	14,474	$200,212
Shares Issued for Reinvested Dividends	4,681	69,523	2,354	30,745
Shares Redeemed	(54,021)	(809,002)	(22,102)	(314,405)
Net Increase (Decrease)	(22,993)	(347,776)	(5,274)	(83,448)
Class R5
Shares Sold	31,442	$473,280	32,046	$444,512
Shares Issued for Reinvested Dividends	10,087	150,609	5,240	68,801
Shares Redeemed	(25,510)	(379,012)	(85,551)	(1,160,340)
Net Increase (Decrease)	16,019	244,877	(48,265)	(647,027)
Class F
Shares Sold	3,995	$60,143	19,930	$277,675
Shares Issued for Reinvested Dividends	2,411	35,671	1,081	14,073
Shares Redeemed	(1,733)	(26,209)	(8,373)	(116,362)
Net Increase (Decrease)	4,673	69,605	12,638	175,386
Total Net Increase (Decrease)	(794,976)	$(11,739,200)	(3,434,161)	$(48,006,198)
Moderate Allocation Fund
Class A
Shares Sold	419,677	$5,428,029	981,153	$11,804,897
Shares Issued for Reinvested Dividends	505,187	6,466,390	477,057	5,586,342
Shares Redeemed	(1,778,016)	(23,053,564)	(3,472,660)	(42,207,781)
Net Increase (Decrease)	(853,152)	(11,159,145)	(2,014,450)	(24,816,542)
Class C
Shares Sold	49,119	$638,207	75,903	$915,971
Shares Issued for Reinvested Dividends	8,085	103,491	9,138	106,999
Shares Redeemed	(93,043)	(1,207,728)	(281,738)	(3,397,021)
Net Increase (Decrease)	(35,839)	(466,030)	(196,697)	(2,374,051)

115

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	59,726	$784,527	120,803	$1,495,642
Shares Issued for Reinvested Dividends	16,950	217,808	15,213	178,749
Shares Redeemed	(64,961)	(840,142)	(185,314)	(2,283,994)
Net Increase (Decrease)	11,715	162,193	(49,298)	(609,603)
Class R3
Shares Sold	73,112	$935,518	158,008	$1,900,753
Shares Issued for Reinvested Dividends	15,801	199,101	15,169	174,900
Shares Redeemed	(116,233)	(1,480,885)	(249,126)	(3,078,446)
Net Increase (Decrease)	(27,320)	(346,266)	(75,949)	(1,002,793)
Class R4
Shares Sold	12,137	$158,467	36,591	$460,100
Shares Issued for Reinvested Dividends	5,445	69,855	4,647	54,560
Shares Redeemed	(34,514)	(444,671)	(30,807)	(374,992)
Net Increase (Decrease)	(16,932)	(216,349)	10,431	139,668
Class R5
Shares Sold	118,480	$1,511,889	160,860	$2,062,242
Shares Issued for Reinvested Dividends	19,071	245,249	15,098	177,704
Shares Redeemed	(131,650)	(1,683,431)	(100,604)	(1,246,451)
Net Increase (Decrease)	5,901	73,707	75,354	993,495
Class F
Shares Sold	13,115	$174,780	24,849	$321,595
Shares Issued for Reinvested Dividends	2,188	28,091	1,211	14,224
Shares Redeemed	(23,497)	(287,241)	(4,111)	(51,405)
Net Increase (Decrease)	(8,194)	(84,370)	21,949	284,414
Total Net Increase (Decrease)	(923,821)	$(12,036,260)	(2,228,660)	$(27,385,412)
Multi-Asset Income Fund
Class A
Shares Sold	345,576	$6,607,579	729,572	$13,751,551
Shares Issued for Reinvested Dividends	765,076	14,610,778	1,024,960	19,446,445
Shares Redeemed	(1,870,958)	(35,805,865)	(3,748,934)	(70,710,963)
Net Increase (Decrease)	(760,306)	(14,587,508)	(1,994,402)	(37,512,967)
Class C
Shares Sold	24,271	$468,025	55,421	$1,050,323
Shares Issued for Reinvested Dividends	24,791	477,269	37,190	709,606
Shares Redeemed	(186,661)	(3,610,180)	(528,803)	(10,035,387)
Net Increase (Decrease)	(137,599)	(2,664,886)	(436,192)	(8,275,458)
Class I
Shares Sold	223,326	$4,233,993	435,494	$8,185,593
Shares Issued for Reinvested Dividends	76,665	1,459,440	116,069	2,194,625
Shares Redeemed	(533,023)	(10,210,070)	(1,057,161)	(19,767,588)
Net Increase (Decrease)	(233,032)	(4,516,637)	(505,598)	(9,387,370)
Class R3
Shares Sold	803	$15,646	2,558	$49,159
Shares Issued for Reinvested Dividends	954	18,581	1,351	26,118
Shares Redeemed	(927)	(18,129)	(8,785)	(173,109)
Net Increase (Decrease)	830	16,098	(4,876)	(97,832)
Class R4
Shares Sold	993	$19,420	1,942	$37,491
Shares Issued for Reinvested Dividends	918	17,901	1,130	21,891
Shares Redeemed	(453)	(8,589)	(2,111)	(41,452)
Net Increase (Decrease)	1,458	28,732	961	17,930
Class R5
Shares Sold	155	$3,009	452	$8,680
Shares Issued for Reinvested Dividends	156	3,042	214	4,138
Shares Redeemed	(17)	(327)	(941)	(18,565)
Net Increase (Decrease)	294	5,724	(275)	(5,747)

116

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	30	$595	55	$1,048
Shares Issued for Reinvested Dividends	319	6,218	485	9,354
Shares Redeemed	(283)	(5,470)	(8,198)	(157,651)
Net Increase (Decrease)	66	1,343	(7,658)	(147,249)
Class Y
Shares Sold	3,918	$76,660	49,993	$956,131
Shares Issued for Reinvested Dividends	4,448	86,723	7,107	137,188
Shares Redeemed	(20,800)	(411,904)	(143,461)	(2,747,784)
Net Increase (Decrease)	(12,434)	(248,521)	(86,361)	(1,654,465)
Class F
Shares Sold	132,597	$2,530,716	311,973	$5,863,436
Shares Issued for Reinvested Dividends	100,516	1,910,878	142,249	2,687,412
Shares Redeemed	(377,890)	(7,205,624)	(769,349)	(14,474,729)
Net Increase (Decrease)	(144,777)	(2,764,030)	(315,127)	(5,923,881)
Total Net Increase (Decrease)	(1,285,500)	$(24,729,685)	(3,349,528)	$(62,987,039)
Real Asset Fund (Consolidated)
Class A
Shares Sold	152,261	$1,292,751	269,908	$2,385,947
Shares Issued for Reinvested Dividends	93,485	766,578	114,539	1,003,367
Shares Redeemed	(388,380)	(3,344,480)	(809,699)	(7,113,934)
Net Increase (Decrease)	(142,634)	(1,285,151)	(425,252)	(3,724,620)
Class C
Shares Sold	1,832	$15,450	2,346	$20,305
Shares Issued for Reinvested Dividends	2,210	17,634	6,472	55,270
Shares Redeemed	(32,496)	(268,043)	(144,143)	(1,227,742)
Net Increase (Decrease)	(28,454)	(234,959)	(135,325)	(1,152,167)
Class I
Shares Sold	139,548	$1,179,287	427,518	$3,712,376
Shares Issued for Reinvested Dividends	55,830	457,808	121,645	1,065,610
Shares Redeemed	(282,358)	(2,427,834)	(2,028,712)	(17,837,120)
Net Increase (Decrease)	(86,980)	(790,739)	(1,479,549)	(13,059,134)
Class R3
Shares Sold	3,929	$33,115	2,724	$24,293
Shares Issued for Reinvested Dividends	591	4,879	620	5,469
Shares Redeemed	(8,099)	(70,644)	(1,637)	(13,883)
Net Increase (Decrease)	(3,579)	(32,650)	1,707	15,879
Class R4
Shares Issued for Reinvested Dividends	102	$840	105	$930
Net Increase (Decrease)	102	840	105	930
Class R5
Shares Sold	2,699	$23,250	1,880	$16,259
Shares Issued for Reinvested Dividends	239	1,937	1,563	13,587
Shares Redeemed	(15)	(130)	(33,457)	(283,045)
Net Increase (Decrease)	2,923	25,057	(30,014)	(253,199)
Class R6
Shares Sold	14,003	$123,668	4,320	$37,806
Shares Issued for Reinvested Dividends	711	5,826	92	805
Shares Redeemed	(2,646)	(22,604)	(1,320)	(11,825)
Net Increase (Decrease)	12,068	106,890	3,092	26,786
Class Y
Shares Sold	144,612	$1,231,690	1,583,854	$13,965,111
Shares Issued for Reinvested Dividends	133,953	1,097,077	209,997	1,839,574
Shares Redeemed	(2,018,140)	(17,291,799)	(3,200,072)	(28,381,542)
Net Increase (Decrease)	(1,739,575)	(14,963,032)	(1,406,221)	(12,576,857)

117

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	77,562	$674,396	397,648	$3,477,212
Shares Issued for Reinvested Dividends	45,112	369,921	84,949	744,150
Shares Redeemed	(308,871)	(2,664,672)	(2,150,970)	(18,949,704)
Net Increase (Decrease)	(186,197)	(1,620,355)	(1,668,373)	(14,728,342)
Total Net Increase (Decrease)	(2,172,326)	$(18,794,099)	(5,139,830)	$(45,450,724)
Diversified Growth Fund (Consolidated)
Class I
Shares Sold	—	$—	716	$7,586
Shares Issued for Reinvested Dividends	413	4,811	83	880
Net Increase (Decrease)	413	4,811	799	8,466
Class SDR
Shares Sold	4,382,121	$50,000,000	1,440,186	$16,000,500
Shares Issued for Reinvested Dividends	263,354	3,066,794	50,431	533,627
Net Increase (Decrease)	4,645,475	53,066,794	1,490,617	16,534,127
Total Net Increase (Decrease)	4,645,888	$53,071,605	1,491,416	$16,542,593

(1)	Class Y of the Conservative Allocation Fund commenced operations as of the close of business on October 25, 2024.
14.
Fund Reorganization:
At a meeting held on June 11, 2024, the Board of The Hartford Mutual Funds, Inc. approved an Agreement and Plan of Reorganization (the “Plan”) that provided for the reorganization of the Hartford AARP Balanced Retirement Fund ("Balanced Retirement Fund" or the “Acquired Fund”), a series of The Hartford Mutual Funds, Inc., into the Conservative Allocation Fund (the “Acquiring Fund”), a separate series of The Hartford Mutual Funds, Inc. (the “Reorganization”).
Pursuant to the terms of the Plan, after the close of business on October 25, 2024 (the "Closing Date"), the Acquired Fund transferred all of its assets to the Acquiring Fund, in exchange for shares of the Acquiring Fund, the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.
Prior to the Reorganization, the Acquired Fund engaged in transition management techniques, such as selling portfolio investments, for the purpose of complying with the anticipated investment policies or limitations of the Acquiring Fund after the Reorganization.
After the close of business on October 25, 2024, the consummation of the Reorganization was accomplished by a tax-free exchange of shares of the Balanced Retirement Fund in the following amounts:
Share Class	Net Assets of the Balanced Retirement Fund as of the close of business on October 25, 2024 ("Closing Date")	Shares of the Balanced Retirement Fund as of the Closing Date	Value of Shares Issued by the Conservative Allocation Fund	Shares Issued by the Conservative Allocation Fund	Net Assets of the Conservative Allocation Fund immediately after the Reorganization
Class A	$46,960,556	5,020,182	$46,960,556	4,125,717	$131,715,576
Class C	3,607,655	384,172	3,607,655	320,359	7,815,144
Class I	6,447,859	690,940	6,447,859	565,205	8,923,039
Class R3	340,319	36,341	340,319	29,983	1,925,573
Class R4	146,950	15,798	146,950	12,953	739,618
Class R5	10,446	1,125	10,446	917	1,518,204
Class Y	1,358,545	146,566	1,358,545	119,087	1,358,556
Class F	133,798	14,476	133,798	11,715	294,120
	$59,006,128	6,309,600	$59,006,128	5,185,936	$154,289,830
As of the Closing Date, the Acquired Fund and the Conservative Allocation Fund had investments (excluding cash  and cash equivalents) valued at $5,570,910 and $96,617,944 with a cost basis of $5,679,069 and $88,948,712, respectively. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Conservative Allocation Fund were recorded at fair value; however, the cost basis of the investments received by the Conservative Allocation Fund from the Acquired Fund was carried forward to align ongoing reporting of the Conservative Allocation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

118

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The aggregate net assets of the Conservative Allocation Fund immediately after the acquisition were $154,289,830 which included $108,159 of acquired unrealized depreciation.
Assuming the Reorganization had been completed on November 1, 2023, the Conservative Allocation Fund’s pro-forma results of operations for the year ended October 31, 2024 are as follows:
Net investment income	$3,984,873
Net realized and unrealized gain (loss) on investments	19,405,027
Net increase (decrease) in net assets from operations	$23,389,900
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Conservative Allocation Fund’s Statement of Operations since the Closing Date.
15.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
16.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
17.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
18.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective May 1, 2025, The Hartford Growth Allocation Fund changed its name to Hartford Moderately Aggressive Allocation Fund.
Effective May 1, 2025, the Hartford Schroders Diversified Growth Fund changed its name to Hartford Schroders Diversified Opportunities Fund and the Hartford Schroders Diversified Growth Fund’s wholly owned Cayman Islands subsidiary changed its name from Hartford Schroders Cayman Diversified Growth Fund, Ltd. to Hartford Schroders Cayman Diversified Opportunities Fund, Ltd.

119

Hartford Multi-Strategy Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

120

Hartford Multi-Strategy Funds
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

121

Hartford Multi-Strategy Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

122

Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

123

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-MS25 06/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: July 7, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)